SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A
REGISTRATION STATEMENT (No. 33-42890)
  UNDER THE SECURITIES ACT OF 1933 [X]
 Pre-Effective Amendment No.           [  ]
 Post-Effective Amendment No. 12          [X]
and
REGISTRATION STATEMENT (No. 811-6397)
 UNDER THE INVESTMENT COMPANY ACT OF 1940    [X]
 Amendment No.         [  ]
Fidelity California Municipal Trust II
(Exact Name of Registrant as Specified in Charter)
82 Devonshire St., Boston, Massachusetts 02109
(Address Of Principal Executive Offices)  (Zip Code)
Registrant's Telephone Number:  617-563-7000
Arthur S. Loring, Secretary
82 Devonshire Street
Boston, Massachusetts 02109
(Name and Address of Agent for Service)
It is proposed that this filing will become effective
 (  ) immediately upon filing pursuant to paragraph (b)
 (  ) on (                               ) pursuant to paragraph (b)
 (  ) 60 days after filing pursuant to paragraph (a)(i)
 (x) on (April 19, 1996) pursuant to paragraph (a)(i)
 (  ) 75 days after filing pursuant to paragraph (a)(ii)
 (  ) on (            ) pursuant to paragraph (a)(ii) of rule 485.
If appropriate, check the following box:
 ( ) this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Registrant has filed a declaration pursuant to Rule 24f-2 under the Investment Company Act of 1940 and intends to file the Notice required by such Rule before April 29, 1996.
SPARTAN CALIFORNIA MUNICIPAL FUNDS
FIDELITY CALIFORNIA MUNICIPAL TRUST
FIDELITY CALIFORNIA MUNICIPAL TRUST II

CROSS REFERENCE SHEET
FORM N-1A

ITEM NUMBER   PROSPECTUS SECTION


1            ..............................   Cover Page

2     a      ..............................   Expenses

      b, c   ..............................   Contents; The Funds at a Glance; Who May Want
                                              to Invest

3     a      ..............................   *

      b      ..............................   *

      c, d   ..............................   Performance

4     a      i.............................   Charter

             ii...........................    The Funds at a Glance; Investment Principles and
                                              Risks;

      b      ..............................   Investment Principles and Risks

      c      ..............................   Who May Want to Invest; Investment Principles
                                              and Risks

5     a      ..............................   Charter

      b      i.............................   Cover Page;  The Funds at a Glance;  Doing
                                              Business with Fidelity; Charter

             ii...........................    Charter

             iii..........................    Expenses; Breakdown of Expenses

      c      ..............................   Charter

      d      ..............................   Charter; Breakdown of Expenses

      e      ..............................   Cover Page;  Charter

      f      ..............................   Expenses

      g      ..............................   *

5     A      ..............................   Performance

6     a      i.............................   Charter

             ii...........................    How to Buy Shares; How to Sell Shares;
                                              Transaction Details; Exchange Restrictions

             iii..........................    Charter

      b      .............................    *

      c      ..............................   Exchange Restrictions; Transaction Details

      d      ..............................   *

      e      ..............................   Doing Business with Fidelity; How to Buy Shares;
                                              How to Sell Shares; Investor Services

      f, g   ..............................   Dividends, Capital Gains, and Taxes

7     a      ..............................   Charter; Cover Page

      b      ..............................   Expenses;  How to Buy Shares; Transaction
                                              Details

      c      ..............................   *

      d      ..............................   How to Buy Shares

      e      ..............................   *

      f      ..............................   Breakdown of Expenses

8            ..............................   How to Sell Shares; Investor Services; Transaction
                                              Details; Exchange Restrictions

9            ..............................   *


* Not Applicable






CROSS REFERENCE SHEET
(CONTINUED)
FORM N-1A

ITEM NUMBER           STATEMENT OF ADDITIONAL INFORMATION SECTION


10, 11           ............................    Cover Page

12               ............................    Description of the Trusts

13       a - c   ............................    Investment Policies and Limitations

         d       ............................    *

14       a - c   ............................    Trustees and Officers

15       a, b    ............................    *

         c       ............................    Trustees and Officers

16       a i     ............................    FMR;  Portfolio Transactions

           ii    ............................    Trustees and Officers

          iii    ............................    Management Contracts

         b       ............................    Management Contracts

         c, d    ............................    Contracts with FMR  Affiliates

         e       ............................    Management Contracts

         f       ............................    Distribution and Service Plans

         g       ............................    *

         h       ............................    Description of the Trusts

         i       ............................    Contracts with FMR  Affiliates

17       a - c   ............................    Portfolio Transactions

         d, e    ............................    *

18       a       ............................    Description of the Trusts

         b       ............................    *

19       a       ............................    Additional Purchase and Redemption Information

         b       ............................    Additional Purchase and Redemption Information;
                                                 Valuation of Portfolio Securities

         c       ............................    *

20               .............................   Distributions and Taxes

21       a, b    ............................    Contracts with FMR  Affiliates

         c       ............................    *

22       a       ............................    *

         b       ............................    Performance

23               ............................    Financial Statements


* Not Applicable



Please read this prospectus before investing, and keep it on file for future reference. It contains important information, including how each fund invests and the services available to shareholders.
To learn more about each fund and its investments, you can obtain a copy of the funds' most recent financial reports and portfolio listing, or a copy
of the Statement of Additional Information (SAI) dated    April 19    ,
1996. The SAI has been filed with the Securities and Exchange Commission
(SEC) and is incorporated herein by reference (legally forms a part of the prospectus). For a free copy of either document, call Fidelity at 1-800-544-8888.
Investments in the money market fund are neither insured nor guaranteed by the U.S. government, and there can be no assurance that the fund will maintain a stable $1.00 share price.
Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal
Reserve Board, or any other agency,    and are subject to investment risks,
including possible loss of p    rincipal amount invested.
LIKE ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. SCR-pro-496
SPARTAN(REGISTERED TRADEMARK)
CALIFORNIA
MUNICIPAL
FUNDS
Each of these funds seeks a high level of current income free from federal income tax and California state personal income tax. The funds have different strategies, however, and carry varying degrees of risk and yield potential.
SPARTAN CALIFORNIA MUNICIPAL MONEY MARKET    FUND
SPARTAN CALIFORNIA INTERMEDIATE MUNICIPAL    INCOME FUND
SPARTAN CALIFORNIA MUNICIPAL    INCOME FUND
PROSPECTUS
APRIL    19    , 199   6    (FIDELITY_LOGO_GRAPHIC) 82 DEVONSHIRE STREET,
BOSTON, MA 02109
CONTENTS



KEY FACTS             3     THE FUNDS AT A GLANCE

                            WHO MAY WANT TO INVEST

                            EXPENSES Each fund's yearly
                            operating expenses.

                            FINANCIAL HIGHLIGHTS A summary
                            of each fund's financial data.

                            PERFORMANCE How each fund has
                            done over time.

THE FUNDS IN DETAIL         CHARTER How each fund is
                            organized.

                            INVESTMENT PRINCIPLES AND RISKS
                            Each fund's overall approach to
                            investing.

                            BREAKDOWN OF EXPENSES How
                            operating costs are calculated and
                            what they include.

YOUR ACCOUNT                DOING BUSINESS WITH FIDELITY

                            TYPES OF ACCOUNTS Different
                            ways to set up your account.

                            HOW TO BUY SHARES Opening an
                            account and making additional
                            investments.

                            HOW TO SELL SHARES Taking money
                            out and closing your account.

                            INVESTOR SERVICES  Services to
                            help you manage your account.

SHAREHOLDER AND             DIVIDENDS, CAPITAL GAINS,
ACCOUNT POLICIES            AND TAXES

                            TRANSACTION DETAILS Share price
                            calculations and the timing of
                            purchases and redemptions.

                            EXCHANGE RESTRICTIONS

KEY FACTS


THE FUNDS AT A GLANCE
MANAGEMENT: Fidelity Management & Research Company (FMR) is the management arm of Fidelity Investments, which was established in 1946 and is now America's largest mutual fund manager. FMR Texas Inc. (FTX), a subsidiary of FMR, chooses investments for Spartan California Municipal Money Market
   Fund    .
As with any mutual fund, there is no assurance that a fund will achieve its goal.
SPARTAN CA MONEY MARKET
GOAL: High current tax-free income for California residents while maintaining a stable $1.00 share price.
STRATEGY: Invests in high-quality, short-term municipal money market securities whose interest is free from federal income tax and California personal income tax.
SPARTAN CA INTERMEDIATE
GOAL: High current tax-free income for California residents.
STRATEGY: Invests mainly in investment-grade municipal securities whose interest is free from federal income tax and California personal income tax, while maintaining an average maturity of three to 10 years.
SPARTAN CA    INCOME
GOAL: High current tax-free income for California residents.
STRATEGY: Invests mainly in longer-term, investment-grade municipal securities whose interest is free from federal income tax and California personal income tax.
WHO MAY WANT TO INVEST
These non-diversified funds may be appropriate for investors in higher tax brackets who seek high current income that is free from federal and California income taxes. Each fund's level of risk and potential reward, depend on the quality and maturity of its investments. Spartan California
Municipal Money Market    Fund     is managed to keep its share price
stable at $1.00. Spartan California Intermediate Municipal    Income
Fund     and Spartan California Municipal    Income Fund     with their
broader range of investments, have the potential for higher yields, but also carry a higher degree of risk. You should consider your investment objective and tolerance for risk when making an investment decision.
The value of the funds' investments and the income they generate will vary
from day to day, a   nd g    enerally reflect interest rates, market
conditions, and    oth    er federal and state political and economic
news.    When you sell your shares o    f Spartan California Intermediate
Municipal    Income Fund     and Spartan California Municipal    Income
Fund    , they may be worth more or less than what you paid for them. By themselves, these funds do not constitute a balanced investment plan.
The Spartan family of funds is designed for cost-conscious investors looking for higher yields through lower costs. The Spartan Approach(registered trademark) requires investors to make high minimum investments and, in some cases, to pay for individual transactions. EXPENSES
SHAREHOLDER TRANSACTION EXPENSES are charges you pay when you buy, sell or
hold shares of a fund. See page    26     for more information about these
fees.
Maximum sales charge on purchases and
reinvested distributions None
Deferred sales charge on redemptions None
Red   emption fee (as a % of amount redeemed
on shares held l    ess than 180 days)
for Spartan CA Money Market None
for Spartan CA Intermediate None
for S   par    tan CA    Income .50%
Exchange and wire transaction fees $5.00
Checkwriting fee, per check written
(available for Spartan CA Money Market
and Spartan CA Intermediate) $2.00
Account closeout fee $5.00
Annual account maintenance fee
(for accounts under $2,500) $12.00
THESE FEES ARE WAIVED (except for the redemption fee) if your account balance at the time of the transaction is $50,000 or more.
ANNUAL FUND OPERATING EXPENSES are paid out of each fund's assets. Each fund pays a management fee to FMR. Expenses are factored into each fund's share price or dividends and are not charged directly to shareholder
accounts (see page        ).
The following are projections based on historical expenses,    adjusted to
reflect current fees,     and are calculated as a percentage of average net
assets.
SPARTAN CA MONEY MARKET
Management fee (after           %
reimbursement)

12b-1 fee                       None

Other expenses                  %

Total fund operating expenses   %

SPARTAN CA INTERMEDIATE
Management fee (after           %
reimbursement)

12b-1 fee                       None

Other expenses                  %

Total fund operating expenses   %

SPARTAN CA    INCOME
Management fee                  %

12b-1 fee                       None

Other expenses                  %

Total fund operating expenses   %

EXAMPLES: Let's say, hypothetically, that each fund's annual return is 5% and that its operating expenses are exactly as just described. For every $1,000 you invested, here's how much you would pay in total expenses after the number of years indicated, first assuming that you leave your account open, and then assuming that you close your account at the end of the period:
SPARTAN CA MONEY MARKET
      Account    Account
      open       closed

After 1 year     $          $

After 3 years    $          $

After 5 years    $          $

After 10 years   $          $

SPARTAN CA INTERMEDIATE
      Account    Account
      open       closed

After 1 year     $          $

After 3 years    $          $

After 5 years    $          $

After 10 years   $          $

SPARTAN CA    INCOME
      Account    Account
      open       closed

After 1 year     $          $

After 3 years    $          $

After 5 years    $          $

After 10 years   $          $

These examples illustrate the effect of expenses, but are not meant to suggest actual or expected costs or returns, all of which may vary.
FMR has voluntarily agreed to temporarily limit Spartan California
Municipal Money Market    Fund    's operating expenses to __% of its
average net assets, and Spartan California Intermediate Municipal    Income
Fund's     operating expenses to --% of its average net assets. If
th   ese     agreement   s     were not in effect, the management fee,
other expenses, and total operating expenses would be __%, __%, and __%, respectively, for Spartan California Municipal Money Market and __%, __%,
and __%, respectively   ,     for Spartan California Intermediate
Municipal    Income    . Expenses eligible for reimbursement do not include
interest, taxes, brokerage commissions, or extraordinary expenses. FINANCIAL HIGHLIGHTS
The tables that follow are included in the funds' Annual Report and have been audited by ________, independent accountants. Their reports on the financial statements and financial highlights are included in the Annual Report. The financial statements and financial highlights are incorporated by reference into (are legally a part of) the funds' Statement of Additional Information.
[Financial Highlights to be filed by subsequent amendment.]
PERFORMANCE
Mutual fund performance can be measured as TOTAL RETURN or YIELD. The total returns that follow are based on historical fund results and do not reflect the effect of any transaction fees you may have paid. The figures would be lower if fees were taken into account.
Each fund's fiscal year runs from March 1 through February 29. The tables below show each fund's performance over past fiscal years compared to three types of measures: a comparative index, a competitive funds average, and a measure of inflation (CPI). Data for the comparative index is only available from June 30, 1993 to present. The charts on page __ present each fund's calendar-year performance and do not reflect the effect of the $5 account closeout fee.
AVERAGE ANNUAL TOTAL RETURNS
Fiscal periods ended Past 1 Past 5 Life of
February 2   9    , 19   9    6 year Years Fund
Spartan CA
Money Market % % %A
Spartan CA
Intermediate %         %B
   Lehman Bros. CA 1-17
Yr. Muni. Bond Index % n/a n/a
Lipper CA Int. Muni.
Debt Funds Avg. % % n/a
Spartan CA
   Income     % % %A
   Lehman Bros. CA
Muni. Bond Index % n/a n/a
Lipper CA Muni.
Debt Funds Avg. % % n/a
Consumer Price
Index. % % n/a
CUMULATIVE TOTAL RETURNS
Fiscal periods ended Past 1 Past 5 Life of
February 28, 19   96     year Years Fund
Spartan CA
Money Market % % %A
Spartan CA
Intermediate %  %B
   Lehman Bros. CA 1-17
Yr. Muni. Bond Index % n/a n/a
Lipper CA Int. Muni.
Debt Funds Avg. % % n/a
Spartan CA
   Income     % % %A
   Lehman Bros. CA
Muni. Bond Index % n/a n/a
Lipper CA Muni.
Debt Funds Avg. % % n/a
Consumer Price
Index %    %
A FROM NOVEMBER 27, 1989
B FROM DECEMBER 30, 1993
EXPLANATION OF TERMS
TOTAL RETURN is the change in value of an investment in a fund over a given period, assuming reinvestment of any dividends and capital gains. A CUMULATIVE TOTAL RETURN reflects actual performance over a stated period of time. An AVERAGE ANNUAL TOTAL RETURN is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period. Average annual total returns smooth out variations in performance; they are not the same as actual year-by-year results.
YIELD refers to the income generated by an investment in a fund over a given period of time, expressed as an annual percentage rate. When a money market fund yield assumes that income earned is reinvested, it is called an EFFECTIVE YIELD. A TAX-EQUIVALENT YIELD shows what an investor would have to earn before taxes to equal a tax-free yield. Yields for the bond funds are calculated according to a standard that is required for all stock and bond funds. Because this differs from other accounting methods, the quoted yield may not equal the income actually paid to shareholders.
   THE LEHMAN BROTHERS CALIFORNIA MUNICIPAL BOND INDEX includes all California bonds in the Municipal Index and the LEHMAN BROTHERS CALIFORNIA 1-17 YEAR MUNICIPAL BOND INDEX includes all California bonds in the Municipal Index with maturities between 1 and 16.999 years.
THE COMPETITIVE FUNDS AVERAGES are the Lipper California Intermediate Municipal Debt Funds Average (Spartan California Intermediate) and the Lipper California Municipal Debt Funds Average (Spartan California Income), which currently reflect the performance of over __ and __ mutual funds, respectively, with similar objectives. These averages, which assume reinvestment of distributions, are published by Lipper Analytical Services, Inc.
THE CONSUMER PRICE INDEX is a widely recognized measure of inflation calculated by the U.S. government.
The funds' recent strategies, performance, and holdings are detailed twice a year in financial reports, which are sent to all shareholders. For current performance or a free annual report, call 1-800-544-8888.
TOTAL RETURNS AND YIELDS ARE BASED ON PAST RESULTS AND ARE NOT AN INDICATION OF FUTURE PERFORMANCE.
[NOTE: CALENDAR YEAR RETURN BAR CHARTS WILL BE INCLUDED IN THE SUBSEQUENT
FILING]
   THE FUNDS IN DETAIL


CHARTER
EACH FUND IS A MUTUAL FUND: an investment that pools shareholders' money and invests it toward a specified goal. In technical terms, Spartan
California Municipal Money Market    Fund     is currently a
non-diversified fund of Fidelity California Municipal Trust II, and Spartan
California Intermediate Municipal    Income Fund     and Spartan California
Municipal Income F   un    d are currently non-diversified funds of
Fidelity California Municipal Trust. Both trusts are open-end management investment companies. Fidelity California Municipal Trust II was organized as a Delaware business trust on June 20, 1991. Fidelity California Municipal Trust was organized as a Massachusetts business trust on April 28, 1983. There is a remote possibility that one fund might become liable for a misstatement in the prospectus about another fund.
EACH FUND IS GOVERNED BY A BOARD OF TRUSTEES, which is responsible for protecting the interests of shareholders. The trustees are experienced executives who meet throughout the year to oversee the funds' activities, review contractual arrangements with companies that provide services to the funds, and review performance. The majority of trustees are not otherwise affiliated with Fidelity.
THE FUNDS MAY HOLD SPECIAL MEETINGS AND MAIL PROXY MATERIALS. These meetings may be called to elect or remove trustees, change fundamental policies, approve a management contract, or for other purposes. Shareholders not attending these meetings are encouraged to vote by proxy. Fidelity will mail proxy materials in advance, including a voting card and
information about the proposals to be voted on.  For    Spartan California
Municipal Money Market    , you are entitled to one vote for each share you
own. For    Spartan California Intermediate Municipal Income and Spartan
California Municipal Income    ,        the number of votes you are
entitled to is based upon the dollar value of your investment.
FMR AND ITS AFFILIATES
FIDELITY FACTS
Fidelity offers the broadest
selection of mutual funds
in the world.
(solid bullet) Number of Fidelity mutual
funds: over    ___
(solid bullet) Assets in Fidelity mutual
funds: over $   ___     billion
(solid bullet) Number of shareholder
accounts: over    __     million
(solid bullet) Number of investment
analysts and portfolio
managers: over    ___
(checkmark)
The funds are managed by FMR, which chooses their investments and handles their business affairs. FTX, located in Irving, Texas, has primary responsibility for providing investment management services for Spartan
California Municipal Money Market    Fund    .
   Jonathan D. Short is manager of Spartan California Insured Municipal Income and Spartan California Municipal Income, both of which he has managed since March 1995. Mr. Short also manages Fidelity California Insured Municipal Income and Fidelity California Municipal Income. Previously, he was a municipal bond analyst and assistant manager of High Yield Tax-Free. Mr. Short joined Fidelity in 1990, after receiving his MBA from Northwestern University.
Fidelity investment personnel may invest in securities for their own account pursuant to a code of ethics that establishes procedures for personal investing and restricts certain transactions.
Fidelity Distributors Corporation (FDC) distributes and markets Fidelity's funds and services. Fidelity Service Co. (FSC) performs transfer agent servicing functions for the funds.
FMR Co   rp. is t    he ultimate parent company of FMR    and FTX.  Members
of the Edward C. Johnson 3d family are the predominant owners of a class of shares of common stock representing approximately 49% of the voting power of FMR Corp. Under the Investment Company Act of 1940 (the 1940 Act), control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company; therefore, the Johnson family may be deemed under the 1940 Act to form a controlling group with respect to FMR Corp.
UMB Bank, n.a., is each fund's transfer agent, although it employs FSC to perform these functions for the funds. It is located at 1010 Grand Avenue, Kansas City, Missouri.
To carry out the funds' transactions, FMR may use its broker-dealer affiliates and other firms that sell fund shares, provided that a fund receives services and commission rates comparable to those of other broker-dealers.
INVESTMENT PRINCIPLES AND RISKS
SPARTAN CALIFORNIA MUNICIPAL MONEY MARKET        seeks high current income
that is free from federal income tax and California personal income tax while maintaining a stable $1.00 share price by investing in high-quality, short-term municipal money market securities of all types. FMR normally invests at least 65% of the fund's total assets in state tax-free securities, and normally invests so that at least 80% of the fund's income distributions are free from federal income tax.
When you sell your shares, they should be worth the same amount as when you bought them. Of course, there is no guarantee that the fund will maintain a stable $1.00 share price. The fund follows industry-standard guidelines on the quality and maturity of its investments, which are designed to help maintain a stable $1.00 share price. The fund will purchase only high-quality securities that FMR believes present minimal credit risks and will observe maturity restrictions on securities it buys. In general, securities with longer maturities are more vulnerable to price changes, although they may provide higher yields. It is possible that a major change in interest rates or a default on the fund's investments could cause its share price (and the value of your investment) to change.
SPARTAN CALIFORNIA INTERMEDIATE MUNICIPAL INCOME seeks high current income that is free from federal income tax and California personal income tax by investing mainly in high-quality and upper-medium-grade-quality municipal securities, although it can also invest in some lower-quality securities. FMR normally invests at least 65% of the fund's total assets in state tax-free securities, and normally invests at least 80% of the fund's assets in municipal securities whose interest is free from federal income tax.
   Although the fund can invest in securities of any maturity, the fund maintains a dollar-weighted average maturity of between three to 10 years under normal conditions. FMR seeks to manage the fund so that it generally reacts to changes in interest rates similarly to municipal bonds with maturities between seven and 10 years. As of February 29, 1996, the fund's dollar-weighted average maturity was approximately __ years.
SPARTAN CALIFORNIA    MUNICIPAL INCOME     FUND seeks high current income
that is free from federal income tax and California personal income tax by investing primarily in municipal securities judged by FMR to be of investment-grade quality, although it can also invest in lower-quality securities. FMR normally invests so that at least 80% of the fund's income distributions are free from federal and California personal income tax.
   Although the fund can invest in securities of any maturity, FMR seeks to manage the fund so that it generally reacts to changes in interest rates similarly to municipal bonds with maturities between eight and 18 years. As of February 29, 1996, the fund's dollar-weighted average maturity was approximately __ years.
EACH FUND'S performance is    affected by the     economic and political
conditions within the state of California, which has been in a recession since 1990. In recent years, California experienced substantial financial difficulties related to the severe recession from 1990-93, which caused substantial, broad-based revenue shortfalls. State cutbacks of local assistance could adversely affect the financial condition of cities, counties, and education districts facing a fall in their own tax collections. California's long-term credit rating has been reduced in the past several years. California voters in the past have passed amendments to the California Constitution and other measures that limit the taxing and spending authority of California governmental entities and future voter initiatives could result in adverse consequences affecting California municipal bonds.
The money market fund stresses preservation of capital, liquidity, and income. The bond funds seek to provide a higher level of income by investing in a broader range of securities.
   The total return from a bond is a combination of income and price gains or losses. While income is the most important component of bond returns over time, the bond funds' emphasis on income does not mean that a fund invests only in the highest-yielding bonds available, or that it can avoid risks to principal. In selecting investments for a fund, FMR considers a bond's income potential together with its potential for price gains or losses. FMR focuses on assembling a portfolio of income-producing securities that it believes will provide the best tradeoff between risk and return within the range of securities that are eligible investments for the fund.
Each fund's yield and each bond fund's share price change daily and are based on interest rates, market conditions, other economic and political news, and on the quality and maturity of its investments. In general, bond prices rise when interest rates fall, and vice versa. This effect is usually more pronounced for longer-term securities. Lower-quality securities offer higher yields, but also carry more risk. FMR may use various investment techniques to hedge a portion of the bond funds' risks, but there is no guarantee that these strategies will work as intended. When you sell your shares of the bond funds, they may be worth more or less than what you paid for them.
If you are subject to the federal alternative minimum tax, you should note that each fund may invest all of its assets in municipal securities issued to finance private activities. The interest from these investments is a tax-preference item for purposes of the tax.
FMR normally invests each fund's assets according to its investment strategy. The funds do not expect to invest in federally taxable obligations, and the bond funds do not expect to invest in state taxable obligations. Each fund also reserves the right to invest without limitation in short-term instruments, to hold a substantial amount of uninvested cash, or to invest more than normally permitted in taxable obligations for temporary, defensive purposes.
SECURITIES AND INVESTMENT PRACTICES
The following pages contain more detailed information about types of instruments in which a fund may invest, strategies FMR may employ in
pursuit of a fund's investment objective, a   nd a summary of related
r    isks. A   ny restrictions listed supplement those discussed earlier in
this section.     A complete listing of each fund's limitations and more
detailed information about the funds' investments is contained in the funds' SAI. Policies and limitations are considered at the time of purchase; the sale of instruments is not required in the event of a subsequent change in circumstances.
FMR may not buy all of these instruments or use all of these techniques
unless it believes    that they are consistent with a fund's investment
objective and policies and that doing so will help a fund achieve its
goal.     Current holdings and recent investment strategies are described
in    each     fund's financial reports which are sent to shareholders
twice a year. For a free SAI or financial report, call 1-800-544-8888.
DEBT SECURITIES. Bonds and other debt instruments are used by issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest, and must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values. In general, bond prices rise when interest rates fall, and vice versa. Debt securities have varying degrees of quality and varying levels of sensitivity to changes in interest rates. Longer-term bonds are generally more sensitive to interest rate changes than short-term bonds. Lower-quality debt securities (sometimes called "municipal junk bonds") are
considered to have    speculative characteristics    , and involve greater
risk of default or price changes due to changes in the issuer's creditworthiness. The market prices of these securities may fluctuate more than higher-quality securities and may decline significantly in periods of general or regional economic difficulty.
The table on page    12     provides a summary of ratings assigned to debt
holdings (not including money market instruments) in Spartan California
Municipal I   ncome's     portfolio. These figures are dollar-weighted
averages of month-end portfolio holdings during fiscal 19   96    , and are
presented as a percentage of total security investments. These percentages are historical and do not necessarily indicate the fund's current or future debt holdings.
SPARTAN CALIFORNIA MUNICIPAL HIGH YIELD
   SPARTAN CALIFORNIA MUNICIPAL INCOME FUND
Fiscal 1996 Debt Holdings, by Rating

     MOODY'S STANDARD & POOR'S
 INVESTORS SERVICE, INC.
 Rating  Average A  Rating  Averag
eA
    INVESTMENT GRADE

Highest quality Aaa % AAA %

High quality Aa % AA %

Upper-medium grade A % A %

Medium grade Baa % BBB %
    LOWER QUALITY

Moderately speculative Ba % BB %

Speculative B % B %

Highly speculative Caa % CCC %

Poor quality Ca % CC %

Lowest quality, no interest C  C

In default, in arrears --  D %

  %  %
 A THE DOLLAR-WEIGHTED AVERAGE OF DEBT SECURITIES NOT RATED BY MOODY'S OR S&P AMOUNTED TO --%. THIS MAY INCLUDE SECURITIES RATED BY OTHER
NATIONALLY RECOGNIZED RATING SERVICES, AS WELL AS UNRATED SECURITIES. FMR HAS DETERMINED THAT UNRATED SECURITIES THAT ARE LOWER-QUALITY ACCOUNT FOR --% OF THE FUND'S TOTAL SECURITY INVESTMENTS. REFER TO THE FUND'S STATEMENT OF ADDITIONAL INFORMATION FOR A MORE COMPLETE DISCUSSION OF THESE
RATINGS.

RESTRICTIONS: For Spartan California Intermediate Municipal    Income,
purchase of a debt security is consistent with the fund's debt quality policy if it is rated at or above the stated level by Moody's or rated in the equivalent categories by S&P, or is unrated but judged to be of equivalent quality by FMR. The fund currently intends to limit its investments in lower than A-quality debt securities to 40% of its total assets and in lower than Baa-quality debt securities to 5% of its assets.
Spartan California Municipal    Income     does not currently intend to
invest more than one-third of its assets in bonds judged by FMR to be of equivalent quality to those rated Ba or lower by Moody's and BB or lower by S&P, and does not currently intend to invest in bonds of equivalent quality to bonds rated lower than B. The fund does not currently intend to invest in bonds rated below Caa by Moody's or CCC by S&P.
MONEY MARKET SECURITIES are high-quality, short-term obligations issued by municipalities, local and state governments, and other entities. These obligations may carry fixed, variable, or floating interest rates. Some money market securities employ a trust or other similar structure to modify the maturity, price characteristics, or quality of financial assets so that they are eligible investments for money market funds. If the structure does not perform as intended, adverse tax or investment consequences may result. MUNICIPAL SECURITIES are issued to raise money for a variety of public or private purposes, including general financing for state and local governments, or financing for specific projects or public facilities. They may be issued in anticipation of future revenues and may be backed by the full taxing power of a municipality, the revenues from a specific project, or the credit of a private organization. The value of some or all municipal securities may be affected by uncertainties in the municipal market related to legislation or litigation involving the taxation of municipal securities or the rights of municipal securities holders. A fund may own a municipal security directly or through a participation interest.
   CREDIT SUPPORT. Issuers may employ various forms of credit enhancement, including letters of credit, guarantees, or insurance from a bank, insurance company, or other entity. These arrangements expose the fund to the credit risk of the entity. In the case of foreign entities, extensive public information about the entity may not be available and the entity may be subject to unfavorable political, economic, or governmental developments which might affect its ability to honor its commitment.
STATE TAX-FREE SECURITIES include municipal obligations issued by the state of California or its counties, municipalities, authorities, or other subdivisions. The ability of issuers to repay their debt can be affected by many factors that impact the economic vitality of either the state or a region within the state.
Other state tax-free securities include obligations of the U.S. territories and possessions such as Guam, the Virgin Islands, and Puerto Rico, and their political subdivisions and public corporations. The economy of Puerto Rico is closely linked to the U.S. economy, and will be affected by the strength of the U.S. dollar, interest rates, the price stability of oil imports, and the continued existence of favorable tax incentives. Recent legislation revised these incentives, but the government of Puerto Rico anticipates only a slight reduction in the average real growth rates for the economy.
ASSET-BACKED SECURITIES include interests in pools of purchase contracts, financing leases, or sales agreements entered into by municipalities. These securities usually rely on continued payments by a municipality, and may also be subject to prepayment risk.
VARIABLE AND FLOATING RATE SECURITIES have interest rates that are periodically adjusted either at specific intervals or whenever a benchmark rate changes. Inverse floaters have interest rates that move in the opposite direction from a benchmark, making the security's market value more volatile.
RESTRICTIONS: The money market fund may not purchase certain types of variable and floating rate securities which are inconsistent with the fund's goal of maintaining a stable share price.
MUNICIPAL LEASE OBLIGATIONS are used by municipalities to acquire land, equipment, or facilities. If the municipality stops making payments or transfers its obligations to a private entity, the obligation could lose value or become taxable.
PUT FEATURES entitle the holder to put (sell back) a security to the issuer or a financial intermediary. In exchange for this benefit, the funds may pay periodic fees or accept a lower interest rate. The credit quality of the investment may be affected by the creditworthiness of the put provider. Demand features, standby commitments, and tender options are types of put features.
PRIVATE ENTITIES may be involved in some municipal securities. For example, industrial revenue bonds are backed by private entities, and resource recovery bonds often involve private corporations. The viability of a project or tax incentives could affect the value and credit quality of these securities.
ADJUSTING INVESTMENT EXPOSURE. A fund can use various techniques to increase or decrease its exposure to changing security prices, interest rates, or other factors that affect security values. These techniques may involve derivative transactions such as buying and selling options and futures contracts, and purchasing indexed securities.
FMR can use these practices to adjust the risk and return characteristics of a fund's portfolio of investments. If FMR judges market conditions incorrectly or employs a strategy that does not correlate well with the fund's investments, these techniques could result in a loss, regardless of whether the intent was to reduce risk or increase return. These techniques may increase the volatility of the fund and may involve a small investment of cash relative to the magnitude of the risk assumed. In addition, these techniques could result in a loss if the counterparty to the transaction does not perform as promised.
RESTRICTIONS: The money market fund may not use investment techniques which are inconsistent with the fund's goal of maintaining a stable share price. ILLIQUID AND RESTRICTED SECURITIES. Some investments may be determined by FMR, under the supervision of the Board of Trustees, to be illiquid, which means that they may be difficult to sell promptly at an acceptable price. The sale of some illiquid securities and some other securities may be subject to legal restrictions. Difficulty in selling securities may result in a loss or may be costly to a fund.
RESTRICTIONS: A fund may not purchase a security if, as a result, more than 10% of its assets would be invested in illiquid securities.
WHEN-ISSUED AND DELAYED-
DELIVERY TRANSACTIONS are trading practices in which payment and delivery for the securities take place at a future date. The market value of a security could change during this period, which could affect a fund's yield or the market value of its assets.
DIVERSIFICATION. Diversifying a fund's investment portfolio can reduce the risks of investing. This may include limiting the amount of money invested in any one issuer or, on a broader scale, in any one industry or type of project. Economic, business, or political changes can affect all securities of a similar type. A fund that is not diversified may be more sensitive to these changes, and also to changes in the market value of a single issuer or industry.
RESTRICTIONS: The funds are considered non-diversified. Generally, to meet federal tax requirements at the close of each quarter, a fund does not invest more than 25% of its total assets in any one issuer and, with respect to 50% of total assets, does not invest more than 5% of its total assets in any one issuer. These limitations do not apply to U.S. government securities. A fund may invest more than 25% of its total assets in tax-free securities that finance similar types of projects.
BORROWING. A fund may borrow from banks or from other funds advised by FMR, or through reverse repurchase agreements. If a bond fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If the fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage.
RESTRICTIONS: A fund may borrow only for temporary or emergency purposes, but not in an amount exceeding 33% of its total assets.
FUNDAMENTAL INVESTMENT POLICIES AND RESTRICTIONS
Some of the policies and restrictions discussed on the preceding pages are fundamental, that is, subject to change only by shareholder approval. The following paragraphs restate all those that are fundamental. All policies stated throughout this prospectus, other than those identified in the following paragraphs, can be changed without shareholder approval.
SPARTAN CALIFORNIA MUNICIPAL MONEY MARKET seeks as high a level of current
income, exempt from federal    i    ncome tax and California state personal
income tax, as is consistent with preservation of capital by investing in high-quality, short-term California municipal obligations. The fund will normally invest so that at least 80% of its income distributions are exempt from federal income tax.
SPARTAN CALIFORNIA INTERMEDIATE MUNICIPAL INCOME        seeks a high level
of current income, exempt from federal income tax and California state personal income tax. The fund will normally invest at least 80% of its assets in municipal securities whose interest is free from federal income tax.
SPARTAN CALIFORNIA MUNICIPAL INCOME seeks the highest level of current income, exempt from federal income tax and California state personal income tax, available from California municipal bonds. The fund will normally invest so that at least 80% of its income distributions are exempt from federal and California state personal income taxes.
EACH FUND may borrow only for temporary or emergency purposes, but not in an amount exceeding 33% of its total assets.
BREAKDOWN OF EXPENSES
Like all mutual funds, the funds pay fees related to their daily operations. Expenses paid out of a fund's assets are reflected in its share price or dividends; they are neither billed directly to shareholders nor deducted from shareholder accounts.
Each fund pays a MANAGEMENT FEE to FMR for managing its investments and business affairs. FMR in turn pays fees to an affiliate who provides assistance with these services for Spartan California Municipal Money
Market    Fund    .
FMR may, from time to time, agree to reimburse the funds for management fees above a specified limit. FMR retains the ability to be repaid by a fund if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements, which may be terminated at any time without notice, can decrease a fund's expenses and boost its performance.
MANAGEMENT FEE
The management fee is calculated and paid to FMR every month. Each fund pays a management fee at a fixed annual rate of its average net assets:
 .50% for Spartan California Municipal Money Market    Fund     and .55%
    for Spartan California Intermediate Municipal    Income Fund     and
Spartan California    Municipal Income     Fund   .     The total
management fee rate for Spartan California Municipal Money Market, Spartan
California Intermediate Municipal Income        Fund and Spartan California
Municipal Income        Fund for fiscal 1996, after reimbursement, was
---%, ---% and ---%, respectively.
FMR HAS A SUB-ADVISORY AGREEMENT with FTX, which has primary responsibility for providing investment management for Spartan California Municipal Money
Market    Fund    , while FMR retains responsibility for providing other
management services. FMR pays FTX 50% of its management fee (before expense reimbursements) for these services.
FSC performs many transaction and accounting functions for the funds. These services include processing shareholder transactions and calculating each fund's share price. FMR, and not the funds, pays for these services.
To offset shareholder service costs, FMR or its affiliates also collect the funds' $5.00 exchange fee, $5.00 account closeout fee, $5.00 fee for wire purchases and redemptions, and, for Spartan California Municipal Money
Market and Spartan California Intermediate Municipal I   ncome,     the
$2.00 checkwriting charge. For fiscal 199   6    , these fees amounted to
$   ______    , $   ______    , $   _____    , and    $______    ,
respectively, for Spartan California Municipal Money Market;    $____    ,
$   ____    , $   ____    , and $   ____    , respectively, for Spartan
California Intermediate Municipal    Income    ; and, $   ____    ,
$   _____    , and $   ____    , respectively, for Spartan California
Municipal    Income    .
Each fund has adopted a Distribution and Service Plan. These plans recognize that FMR may use its resources, including management fees, to pay expenses associated with the sale of fund shares. This may include payments to third parties, such as banks or broker-dealers, that provide shareholder support services or engage in the sale of the fund's shares. It is important to note, however, that the funds do not pay FMR any separate fees for this service.
   For fiscal 1996, the portfolio turnover rates for Spartan California Intermediate Municipal Income and Spartan California Municipal Income were __% and __% respectively. These rates vary from year to year.
YOUR ACCOUNT


DOING BUSINESS WITH FIDELITY
Fidelity Investments was established in 1946 to manage one of America's first mutual funds. Today, Fidelity is the largest mutual fund company in the country, and is known as an innovative provider of high-quality financial services to individuals and institutions.
In addition to its mutual fund business, the company operates one of America's leading discount brokerage firms, Fidelity Brokerage Services, Inc. (FBSI). Fidelity is also a leader in providing tax-sheltered retirement plans for individuals investing on their own or through their employer.
Fidelity is committed to providing investors with practical information to make investment decisions. Based in Boston, Fidelity provides customers with complete service 24 hours a day, 365 days a year, through a network of telephone service centers around the country.
To reach Fidelity for general information, call these numbers:
(small solid bullet) For mutual funds, 1-800-544-8888
(small solid bullet) For brokerage, 1-800-544-7272
If you would prefer to speak with a representative in person, Fidelity has
over    80     walk-in Investor Centers across the country.
TYPES OF ACCOUNTS
You may set up an account directly in a fund or, if you own or intend to purchase individual securities as part of your total investment portfolio, you may consider investing in a fund through a brokerage account.
If you are investing through FBSI or another financial institution or investment professional, refer to its program materials for any special provisions regarding your investment in the fund.
The different ways to set up (register) your account with Fidelity are listed in the table that follows.
WAYS TO SET UP YOUR ACCOUNT
INDIVIDUAL OR JOINT TENANT
FOR YOUR GENERAL INVESTMENT NEEDS
Individual accounts are owned by one person. Joint accounts can have two or more owners (tenants).
GIFTS OR TRANSFERS TO A MINOR (UGMA, UTMA)
TO INVEST FOR A CHILD'S EDUCATION OR OTHER FUTURE NEEDS
These custodial accounts provide a way to give money to a child and obtain tax benefits. An individual can give up to $10,000 a year per child without paying federal gift tax. Depending on state laws, you can set up a custodial account under the Uniform Gifts to Minors Act (UGMA) or the Uniform Transfers to Minors Act (UTMA).
TRUST
FOR MONEY BEING INVESTED BY A TRUST
The trust must be established before an account can be opened.
BUSINESS OR ORGANIZATION
FOR INVESTMENT NEEDS OF CORPORATIONS, ASSOCIATIONS, PARTNERSHIPS, OR OTHER
GROUPS
Requires a special application.
HOW TO BUY SHARES
EACH FUND'S SHARE PRICE, called net asset value (NAV), is calculated every
business day. Spartan California Municipal Money Market    Fund     is
managed to keep its share price stable at $1.00. Each fund's shares are sold without a sales charge.
Shares are purchased at the next share price calculated after your investment is received and accepted. Share price is normally calculated at 4 p.m. Eastern time.
IF YOU ARE NEW TO FIDELITY, complete and sign an account application and mail it along with your check. You may also open your account in person or
by wire as described on    pa    ge . If there is no application
accompanying this prospectus, call 1-800-544-8888.
IF YOU ALREADY HAVE MONEY INVESTED IN A FIDELITY FUND, you can:
(small solid bullet) Mail in an application with a check, or
(small solid bullet) Open your account by exchanging from another Fidelity fund.
If you buy shares by check or Fidelity Money Line(registered trademark), and then sell those shares by any method other than by exchange to another Fidelity fund, the payment may be delayed for up to seven business days to ensure that your previous investment has cleared.
MINIMUM INVESTMENTS
TO OPEN AN ACCOUNT  $10,000
For Spartan CA Money Market $25,000
TO ADD TO AN ACCOUNT  $1,000
Through automatic investment plans $500
MINIMUM BALANCE $5,000
For Spartan CA Money Market $10,000
   These minimums may vary for investments through Fidelity Portfolio Advisory Services. Refer to the program materials for details.

UNDERSTANDING THE
SPARTAN APPROACH(registered trademark)
Fidelity's Spartan Approach is
based on the principle that
lower fund expenses can
increase returns. The Spartan
funds keep expenses low in
two ways. First, higher
investment minimums reduce
the effect of a fund's fixed
costs, many of which are paid
on a per-account basis.
Second, unlike most mutual
funds that include transaction
costs as part of overall fund
expenses, Spartan
shareholders pay directly for
the transactions they make.
(checkmark)

                                      TO OPEN AN ACCOUNT                            TO ADD TO AN ACCOUNT

Phone 1-800-544-777 (phone_graphic)   (small solid bullet) Exchange from another    (small solid bullet) Exchange from another
                                      Fidelity fund account                         Fidelity fund account
                                      with the same                                 with the same
                                      registration, including                       registration, including
                                      name, address, and                            name, address, and
                                      taxpayer ID number.                           taxpayer ID number.
                                                                                    (small solid bullet) Use Fidelity Money
                                                                                    Line to transfer from
                                                                                    your bank account. Call
                                                                                    before your first use to
                                                                                    verify that this service
                                                                                    is in place on your
                                                                                    account. Maximum
                                                                                    Money Line: $50,000.



Mail (mail_graphic)   (small solid bullet) Complete and sign the    (small solid bullet) Make your check
                      application. Make your                        payable to the complete
                      check payable to the                          name of the fund.
                      complete name of the                          Indicate your fund
                      fund of your choice.                          account number on
                      Mail to the address                           your check and mail to
                      indicated on the                              the address printed on
                      application.                                  your account statement.
                                                                    (small solid bullet) Exchange by mail: call
                                                                    1-800-544-6666 for
                                                                    instructions.



In Person (hand_graphic)   (small solid bullet) Bring your application    (small solid bullet) Bring your check to a
                           and check to a Fidelity                        Fidelity Investor Center.
                           Investor Center. Call                          Call 1-800-544-9797 for
                           1-800-544-9797 for the                         the center nearest you.
                           center nearest you.



Wire (wire_graphic)   (small solid bullet) There may be a $5.00       (small solid bullet) There may be a $5.00
                      fee for each wire                               fee for each wire
                      purchase.                                       purchase.
                      (small solid bullet) Call 1-800-544-7777 to     (small solid bullet) Wire to:
                      set up your account                             Bankers Trust
                      and to arrange a wire                           Company,
                      transaction.                                    Bank Routing
                      (small solid bullet) Wire within 24 hours to:   #021001033,
                      Bankers Trust                                   Account #00163053.
                      Company,                                        Specify the complete
                      Bank Routing                                    name of the fund and
                      #021001033,                                     include your account
                      Account #00163053.                              number and your
                      Specify the complete                            name.
                      name of the fund and
                      include your new
                      account number and
                      your name.



Automatically (automatic_graphic)   (small solid bullet) Not available.   (small solid bullet) Use Fidelity Automatic
                                                                          Account Builder. Sign
                                                                          up for this service
                                                                          when opening your
                                                                          account, or call
                                                                          1-800-544-6666 to add
                                                                          it.



(tdd_graphic) TDD - Service for the Deaf and Hearing Impaired: 1-800-544-0118


HOW TO SELL SHARES
You can arrange to take money out of your fund account at any time by selling (redeeming) some or all of your shares. Your shares will be sold at the next share price calculated after your order is received and accepted. Share price is normally calculated at 4 p.m. Eastern time.
IF YOU ARE SELLING SOME BUT NOT ALL OF YOUR SHARES, leave at least $5,000 worth of shares in the account ($10,000 for Spartan California Municipal
Money Market    Fund    ) to keep it open.
TO SELL SHARES BY BANK WIRE OR FIDELITY MONEY LINE, you will need to sign up for these services in advance.
CERTAIN REQUESTS MUST INCLUDE A SIGNATURE GUARANTEE. It is designed to protect you and Fidelity from fraud. Your request must be made in writing and include a signature guarantee if any of the following situations apply:
(small solid bullet) You wish to redeem more than $100,000 worth of shares, (small solid bullet) Your account registration has changed within the last 30 days,
(small solid bullet) The check is being mailed to a different address than the one on your account (record address),
(small solid bullet) The check is being made payable to someone other than the account owner, or
(small solid bullet) The redemption proceeds are being transferred to a Fidelity account with a different registration.
You should be able to obtain a signature guarantee from a bank, broker (including Fidelity Investor Centers), dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee. SELLING SHARES IN WRITING
Write a "letter of instruction" with:
(small solid bullet) Your name,
(small solid bullet) The fund's name,
(small solid bullet) Your fund account number,
(small solid bullet) The dollar amount or number of shares to be redeemed,
and
(small solid bullet) Any other applicable requirements listed in the table that follows.
Unless otherwise instructed, Fidelity will send a check to the record address. Deliver your letter to a Fidelity Investor Center, or mail it to:
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
CHECKWRITING
If you have a checkbook for your account in Spartan California Municipal Money Market or Spartan California Intermediate Municipal Income, you may write an unlimited number of checks. Do not, however, try to close out your account by check.
      ACCOUNT TYPE   SPECIAL REQUIREMENTS


IF YOU SELL SHARES OF SPARTAN CALIFORNIA MUNICIPAL INCOME AFTER HOLDING THEM LESS THAN
180 DAYS, THE FUND WILL DEDUCT A REDEMPTION FEE EQUAL TO .50% OF THE VALUE OF THOSE
SHARES. IF YOUR ACCOUNT BALANCE IS LESS THAN $50,000, THERE ARE FEES FOR INDIVIDUAL
REDEMPTION TRANSACTIONS: $2.00 FOR EACH CHECK YOU WRITE AND $5.00 FOR EACH
EXCHANGE, BANK WIRE, AND ACCOUNT CLOSEOUT.



Phone 1-800-544-777 (phone_graphic)              All account types     (small solid bullet) Maximum check request:
                                                                       $100,000.
                                                                       (small solid bullet) For Money Line transfers to
                                                                       your bank account; minimum:
                                                                       $10; maximum: $100,000.
                                                                       (small solid bullet) You may exchange to other
                                                                       Fidelity funds if both
                                                                       accounts are registered with
                                                                       the same name(s), address,
                                                                       and taxpayer ID number.

Mail or in Person (mail_graphic)(hand_graphic)   Individual, Joint     (small solid bullet) The letter of instruction must
                                                 Tenant,               be signed by all persons
                                                 Sole Proprietorship   required to sign for
                                                 , UGMA, UTMA          transactions, exactly as their
                                                 Trust                 names appear on the
                                                                       account.
                                                                       (small solid bullet) The trustee must sign the
                                                                       letter indicating capacity as
                                                 Business or           trustee. If the trustee's name
                                                 Organization          is not in the account
                                                                       registration, provide a copy of
                                                                       the trust document certified
                                                                       within the last 60 days.
                                                                       (small solid bullet) At least one person
                                                 Executor,             authorized by corporate
                                                 Administrator,        resolution to act on the
                                                 Conservator,          account must sign the letter.
                                                 Guardian              (small solid bullet) Include a corporate
                                                                       resolution with corporate seal
                                                                       or a signature guarantee.
                                                                       (small solid bullet) Call 1-800-544-6666 for
                                                                       instructions.

Wire (wire_graphic)                              All account types     (small solid bullet) You must sign up for the wire
                                                                       feature before using it. To
                                                                       verify that it is in place, call
                                                                       1-800-544-6666. Minimum
                                                                       wire: $5,000.
                                                                       (small solid bullet) Your wire redemption request
                                                                       must be received by Fidelity
                                                                       before 4 p.m. Eastern time
                                                                       for money to be wired on the
                                                                       next business day.



Check (check_graphic)   All account types   (small solid bullet) Minimum check: $1,000.
                                            (small solid bullet) All account owners must sign
                                            a signature card to receive a
                                            checkbook.



(tdd_graphic) TDD - Service for the Deaf and Hearing Impaired: 1-800-544-0118


INVESTOR SERVICES
Fidelity provides a variety of services to help you manage your account. INFORMATION SERVICES
FIDELITY'S TELEPHONE REPRESENTATIVES are available 24 hours a day, 365 days a year. Whenever you call, you can speak with someone equipped to provide the information or service you need.
24-HOUR SERVICE
ACCOUNT ASSISTANCE
1-800-544-6666
ACCOUNT BALANCES
1-800-544-7544
ACCOUNT TRANSACTIONS
1-800-544-7777
PRODUCT INFORMATION
1-800-544-8888
QUOTES
1-800-544-8544
RETIREMENT ACCOUNT
ASSISTANCE
1-800-544-4774
 AUTOMATED SERVICE
(checkmark)
STATEMENTS AND REPORTS that Fidelity sends to you include the following:
(small solid bullet) Confirmation statements (after every transaction, except reinvestments, that affects your account balance or your account registration)
(small solid bullet) Account statements (quarterly)
(small solid bullet) Financial reports (every six months)
To reduce expenses, only one copy of most financial reports will be mailed to your household, even if you have more than one account in the fund. Call 1-800-544-6666 if you need copies of financial reports or historical account information.
TRANSACTION SERVICES
EXCHANGE PRIVILEGE. You may sell your fund shares and buy shares of other Fidelity funds by telephone or in writing. There may be a $5.00 fee for each exchange out of the funds, unless you place your transaction on Fidelity's automated exchange services.
Note that exchanges out of a fund are limited to four per calendar year, and that they may have tax consequences for you. For details on policies and restrictions governing exchanges, including circumstances under which a
shareholder's exchange privilege may be sus   pended     or revoked, see
page .
SYSTEMATIC WITHDRAWAL PLANS let you set up periodic redemptions from your account.
FIDELITY MONEY LINE(registered trademark) enables you to transfer money by phone between your bank account and your fund account. Most transfers are complete within three business days of your call.
REGULAR INVESTMENT PLANS
One easy way to pursue your financial goals is to invest money regularly. Fidelity offers convenient services that let you transfer money into your fund account, or between fund accounts, automatically. While regular investment plans do not guarantee a profit and will not protect you against loss in a declining market, they can be an excellent way to invest for a home, educational expenses, and other long-term financial goals.
REGULAR INVESTMENT PLANS

FIDELITY AUTOMATIC ACCOUNT BUILDERSM
TO MOVE MONEY FROM YOUR BANK ACCOUNT TO A FIDELITY FUND


MINIMUM   FREQUENCY     SETTING UP OR CHANGING
$500      Monthly or    (small solid bullet) For a new account, complete the
          quarterly     appropriate section on the fund
                        application.
                        (small solid bullet) For existing accounts, call
                        1-800-544-6666 for an application.
                        (small solid bullet) To change the amount or frequency of
                        your investment, call 1-800-544-6666 at
                        least three business days prior to your
                        next scheduled investment date.



DIRECT DEPOSIT
TO SEND ALL OR A PORTION OF YOUR PAYCHECK OR GOVERNMENT CHECK TO A FIDELITY FUNDA



MINIMUM   FREQUENCY    SETTING UP OR CHANGING
$500      Every pay    (small solid bullet) Check the appropriate box on the fund
          period       application, or call 1-800-544-6666 for an
                       authorization form.
                       (small solid bullet) Changes require a new authorization
                       form.



FIDELITY AUTOMATIC EXCHANGE SERVICE
TO MOVE MONEY FROM A FIDELITY MONEY MARKET FUND TO ANOTHER FIDELITY FUND



MINIMUM   FREQUENCY        SETTING UP OR CHANGING
$500      Monthly,         (small solid bullet) To establish, call 1-800-544-6666 after
          bimonthly,       both accounts are opened.
          quarterly, or    (small solid bullet) To change the amount or frequency of
          annually         your investment, call 1-800-544-6666.


A BECAUSE BOND FUND SHARE PRICES FLUCTUATE, THOSE FUNDS MAY NOT BE APPROPRIATE CHOICES FOR DIRECT DEPOSIT OF YOUR ENTIRE CHECK.
SHAREHOLDER AND ACCOUNT POLICIES


DIVIDENDS, CAPITAL GAINS, AND TAXES
Each fund distributes substantially all of its net investment income and capital gains, if any, to shareholders each year. Income dividends are declared daily and paid monthly. Capital gains earned by the bond funds are normally distributed in April and December.
DISTRIBUTION OPTIONS
When you open an account, specify on your application how you want to receive your distributions. If the option you prefer is not listed on the application, call 1-800-544-6666 for instructions. Each fund offers four
options (three for Spartan California Municipal Money Market    Fund    ):
1. REINVESTMENT OPTION. Your dividend and capital gain distributions, if any, will be automatically reinvested in additional shares of the fund. If you do not indicate a choice on your application, you will be assigned this option.
2. INCOME-EARNED OPTION. Your capital gain distributions, if any, will be automatically reinvested, but you will be sent a check for each dividend distribution. This option is not available for Spartan California Municipal
Money Market    Fund    .
3. CASH OPTION. You will be sent a check for your dividend and capital gain distributions, if any.
4. DIRECTED DIVIDENDS(registered trademark) OPTION. Your dividend and capital gain distributions, if any, will be automatically invested in another identically registered Fidelity fund.
Dividends will be reinvested at the fund's NAV on the last day of the month. Capital gain distributions, if any, will be reinvested at the NAV as of the date the fund deducts the distribution from its NAV. The mailing of distribution checks will begin within seven days.
UNDERSTANDING
DISTRIBUTIONS
As a fund shareholder, you
are entitled to your share of
the fund's net income and
gains on its investments. The
fund passes its earnings
along to its investors as
DISTRIBUTIONS.
Each fund earns interest from
its investments. These are
passed along as DIVIDEND
DISTRIBUTIONS. The fund may
realize capital gains if it sells
securities for a higher price
than it paid for them. These
are passed along as CAPITAL
GAIN DISTRIBUTIONS. Money
market funds usually don't
make capital gain
distributions.
(checkmark)
TAXES
As with any investment, you should consider how an investment in a tax-free fund could affect you. Below are some of the funds' tax implications.
TAXES ON DISTRIBUTIONS. Interest income that a fund earns is distributed to shareholders as income dividends. Interest that is federally tax-free remains tax-free when it is distributed.
However, gain on the sale of tax-free bonds results in taxable distributions. Short-term capital gains and a portion of the gain on bonds purchased at a discount are taxed as dividends. Long-term capital gain distributions are taxed as long-term capital gains. These distributions are taxable when they are paid, whether you take them in cash or reinvest them. However, distributions declared in December and paid in January are taxable as if they were paid on December 31. Fidelity will send you and the IRS a statement showing the tax status of the distributions paid to you in the previous year.
The interest from some municipal securities is subject to the federal alternative minimum tax. Each fund may invest up to 100% of its assets in these securities. Individuals who are subject to the tax must report this interest on their tax returns.
To the extent a fund's income dividends are derived from interest on state tax-free investments, they will be free from California state personal income tax.
During fiscal 199   6    ,    ___    % of Spartan California Municipal
Money Market'   s    ,    ___    % of Spartan California Intermediate
Municipal    Income's,     and    ___    % of Spartan California Municipal
   Income's     income dividends were free from federal income tax and __%,
__%, and __% were free from  California state personal income taxes.
   ___    % of Spartan California Municipal Money Market's,    ___    % of
Spartan California Intermediate Municipal    Income's    , and    ___    %
of Spartan California Municipal    Income's     income dividends were
subject to the federal alternative minimum tax.
TAXES ON TRANSACTIONS. Your bond fund redemptions - including exchanges to other Fidelity funds - are subject to capital gains tax. A capital gain or loss is the difference between the cost of your shares and the price you receive when you sell them.
Whenever you sell shares of a fund, Fidelity will send you a confirmation statement showing how many shares you sold and at what price. You will also receive a consolidated transaction statement every January. However, it is up to you or your tax preparer to determine whether this sale resulted in a capital gain and, if so, the amount of tax to be paid. Be sure to keep your regular account statements; the information they contain will be essential in calculating the amount of your capital gains.
"BUYING A DIVIDEND." If you buy shares just before a fund deducts a capital gain distribution from its NAV, you will pay the full price for the shares and then receive a portion of the price back in the form of a taxable distribution.
TRANSACTION DETAILS
THE FUNDS ARE OPEN FOR BUSINESS each day the New York Stock Exchange (NYSE) is open. Fidelity normally calculates each fund's NAV as of the close of business of the NYSE, normally 4 p.m. Eastern time.
EACH FUND'S NAV is the value of a single share. The NAV is computed by adding the value of the fund's investments, cash, and other assets, subtracting its liabilities, and then dividing the result by the number of shares outstanding.
The money market fund values the securities it owns on the basis of amortized cost. This method minimizes the effect of changes in a security's market value and helps the fund to maintain a stable $1.00 share price. For the bond funds, assets are valued primarily on the basis of market quotations, if available. Since market quotations are often unavailable, assets are usually valued by a method that the Board of Trustees believes accurately reflects fair value.
EACH FUND'S OFFERING PRICE (price to buy one share) and REDEMPTION PRICE (price to sell one share) are its NAV.
WHEN YOU SIGN YOUR ACCOUNT APPLICATION, you will be asked to certify that your Social Security or taxpayer identification number is correct and that you are not subject to 31% backup withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require a fund to withhold 31% of your taxable distributions and redemptions.
YOU MAY INITIATE MANY TRANSACTIONS BY TELEPHONE. Fidelity may only be liable for losses resulting from unauthorized transactions if it does not follow reasonable procedures designed to verify the identity of the caller. Fidelity will request personalized security codes or other information, and may also record calls. You should verify the accuracy of your confirmation statements immediately after you receive them. If you do not want the ability to redeem and exchange by telephone, call Fidelity for instructions.
IF YOU ARE UNABLE TO REACH FIDELITY BY PHONE (for example, during periods of unusual market activity), consider placing your order by mail or by visiting a Fidelity Investor Center.
EACH FUND RESERVES THE RIGHT TO SUSPEND THE OFFERING OF SHARES for a period of time. Each fund also reserves the right to reject any specific purchase order, including certain purchases by exchange. See "Exchange Restrictions"
on pag   e     . Purchase orders may be refused if, in FMR's opinion, they would disrupt management of a fund.
WHEN YOU PLACE AN ORDER TO BUY SHARES, your order will be processed at the next offering price calculated after your order is received and accepted. Note the following:
(small solid bullet) All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks.
(small solid bullet) Fidelity does not accept cash.
(small solid bullet) When making a purchase with more than one check, each check must have a value of at least $50.
(small solid bullet) Each fund reserves the right to limit the number of checks processed at one time.
(small solid bullet) If your check does not clear, your purchase will be cancelled and you could be liable for any losses or fees a fund or its transfer agent has incurred.
(small solid bullet) Spartan California Municipal Money Market    Fund
and Spartan California Intermediate Municipal    Income     reserve the
right to limit all accounts maintained or controlled by any one person to a maximum total balance of $2 million.
(small solid bullet) You begin to earn dividends as of the first business day following the day of your purchase.
TO AVOID THE COLLECTION PERIOD associated with check and Money Line purchases, consider buying shares by bank wire, U.S. Postal money order, U.S. Treasury check, Federal Reserve check, or direct deposit instead.
YOU MAY BUY OR SELL SHARES OF THE FUNDS THROUGH A BROKER, who may charge you a fee for this service. If you invest through a broker or other institution, read its program materials for any additional service features or fees that may apply.
CERTAIN FINANCIAL INSTITUTIONS that have entered into sales agreements with FDC may enter confirmed purchase orders on behalf of customers by phone, with payment to follow no later than the time when a fund is priced on the following business day. If payment is not received by that time, the financial institution could be held liable for resulting fees or losses. WHEN YOU PLACE AN ORDER TO SELL SHARES, your shares will be sold at the next NAV calculated after your request is received and accepted. Note the following:
(small solid bullet) Normally, redemption proceeds will be mailed to you on the next business day, but if making immediate payment could adversely affect a fund, it may take up to seven days to pay you.
(small solid bullet) Shares will earn dividends through the date of redemption; however, shares redeemed on a Friday or prior to a holiday will continue to earn dividends until the next business day.
(small solid bullet) Fidelity Money Line redemptions generally will be credited to your bank account on the second or third business day after your phone call.
(small solid bullet) Each fund may hold payment on redemptions until it is reasonably satisfied that investments made by check or Fidelity Money Line have been collected, which can take up to seven business days.
(small solid bullet) Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.
(small solid bullet) If you sell shares by writing a check and the amount of the check is greater than the value of your account, your check will be returned to you and you may be subject to additional charges.
THE REDEMPTION FEE for Spartan California Municipal    Income    , if
applicable, will be deducted from the amount of your redemption. This fee is paid to the fund rather than FMR, and it does not apply to shares that were acquired through reinvestment of distributions. If shares you are redeeming were not all held for the same length of time, those shares you held longest will be redeemed first for purposes of determining whether the fee applies.
THE FEES FOR INDIVIDUAL TRANSACTIONS are waived if your account balance at the time of the transaction is $50,000 or more. Otherwise, you should note the following:
(small solid bullet) The $2.00 checkwriting charge will be deducted from your account.
(small solid bullet) The $5.00 exchange fee will be deducted from the amount of your exchange.
(small solid bullet) The $5.00 wire fee will be deducted from the amount of your wire.
(small solid bullet) The $5.00 account closeout fee does not apply to exchanges or wires, but it will apply to checkwriting.
FIDELITY RESERVES THE RIGHT TO DEDUCT AN ANNUAL MAINTENANCE FEE of $12.00 from accounts with a value of less than $2,500, subject to an annual maximum charge of $60.00 per shareholder. It is expected that accounts will be valued on the second Friday in November of each year. Accounts opened after September 30 will not be subject to the fee for that year. The fee, which is payable to the transfer agent, is designed to offset in part the relatively higher costs of servicing smaller accounts. The fee will not be deducted from retirement accounts (except non-prototype retirement accounts), accounts using regular investment plans, or if total assets in Fidelity funds exceed $50,000. Eligibility for the $50,000 waiver is determined by aggregating Fidelity mutual fund accounts maintained by FSC or FBSI which are registered under the same social security number or which list the same social security number for the custodian of a Uniform Gifts/Transfers to Minors Act account.
IF YOUR ACCOUNT BALANCE FALLS BELOW $5,000 ($10,000 for Spartan California
Municipal Money Market    Fund    ), you will be given 30 days' notice to
reestablish the minimum balance. If you do not increase your balance, Fidelity reserves the right to close your account and send the proceeds to you. Your shares will be redeemed at the NAV on the day your account is closed and the $5.00 account closeout fee will be charged.
FIDELITY MAY CHARGE A FEE FOR SPECIAL SERVICES, such as providing historical account documents, that are beyond the normal scope of its services.
EXCHANGE RESTRICTIONS
As a shareholder, you have the privilege of exchanging shares of a fund for shares of other Fidelity funds. However, you should note the following:
(small solid bullet) The fund you are exchanging into must be registered for sale in your state.
(small solid bullet) You may only exchange between accounts that are registered in the same name, address, and taxpayer identification number. (small solid bullet) Before exchanging into a fund, read its prospectus. (small solid bullet) If you exchange into a fund with a sales charge, you pay the percentage-point difference between that fund's sales charge and any sales charge you have previously paid in connection with the shares you are exchanging. For example, if you had already paid a sales charge of 2% on your shares and you exchange them into a fund with a 3% sales charge, you would pay an additional 1% sales charge.
(small solid bullet) Exchanges may have tax consequences for you.
(small solid bullet) Because excessive trading can hurt fund performance and shareholders, each fund reserves the right to temporarily or permanently terminate the exchange privilege of any investor who makes more than four exchanges out of the fund per calendar year. Accounts under common ownership or control, including accounts with the same taxpayer identification number, will be counted together for purposes of the four exchange limit.
(small solid bullet) Each fund reserves the right to refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
(small solid bullet) Your exchanges may be restricted or refused if a fund receives or anticipates simultaneous orders affecting significant portions of the fund's assets. In particular, a pattern of exchanges that coincides with a "market timing" strategy may be disruptive to a fund.
Although the funds will attempt to give you prior notice whenever they are reasonably able to do so, they may impose these restrictions at any time. The funds reserve the right to terminate or modify the exchange privilege in the future.
OTHER FUNDS MAY HAVE DIFFERENT EXCHANGE RESTRICTIONS, and may impose administrative fees of up to $7.50 and redemption fees of up to 1.50% on exchanges. Check each fund's prospectus for details.

SPARTAN(Registered trademark) CALIFORNIA MUNICIPAL MONEY MARKET    FUND
A FUND OF FIDELITY CALIFORNIA MUNICIPAL TRUST II
SPARTAN(Registered trademark) CALIFORNIA INTERMEDIATE MUNICIPAL    INCOME
FUND
SPARTAN(Registered trademark) CALIFORNIA MUNICIPAL    INCOME FUND
FUNDS OF FIDELITY CALIFORNIA MUNICIPAL TRUST
STATEMENT OF ADDITIONAL INFORMATION
APRIL 1   9    , 199   6
This Statement is not a prospectus but should be read in conjunction with
the funds' current Prospectus (dated April 1   9    , 199   6    ). Please
retain this document for future reference. The funds' financial statements and financial highlights, included in the Annual Report for the fiscal year
ended February 2   9    , 199   6    , are incorporated herein by
reference. To obtain an additional copy of the Prospectus or the Annual Report, please call Fidelity Distributors Corporation at 1-800-544-8888.
TABLE OF CONTENTS                                PAGE



Investment Policies and Limitations

Special Considerations Affecting California      12

Special Considerations Affecting Puerto Rico        16

Portfolio Transactions

Valuation of Portfolio Securities

Performance

Additional Purchase and Redemption Information

Distributions and Taxes

FMR

Trustees and Officers

Management Contracts                                30

Distribution and Service Plans

Contracts with FMR Affiliates                       33

Description of the Trusts                           33

Financial Statements

Appendix

INVESTMENT ADVISER
Fidelity Management & Research Company (FMR)
INVESTMENT SUB-ADVISER
FMR Texas Inc. (FTX) (money market fund)
DISTRIBUTOR
Fidelity Distributors Corporation (FDC)
TRANSFER AGENT
UMB Bank, n.a. (UMB)    and     Fidelity Service Co.    (    FSC   )

SCR-ptb-49   6
INVESTMENT POLICIES AND LIMITATIONS
The following policies and limitations supplement those set forth in the Prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a fund's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the fund's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the fund's investment policies and limitations.
The fund's fundamental investment policies and limitations cannot be changed without approval by a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940) of the fund. However, except for the fundamental investment limitations listed
below   ,     the investment policies and limitations described in this
Statement of Additional Information are not fundamental and may be changed without shareholder approval.
INVESTMENT LIMITATIONS OF SPARTAN CALIFORNIA MUNICIPAL MONEY MARKET
   FUND
(MONEY MARKET FUND)
THE FOLLOWING ARE THE MONEY MARKET FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) issue bonds or any other class of securities preferred over shares of the fund in respect of the fund's assets or earnings, provided that Fidelity California Municipal Trust may issue additional series of shares in accordance with its Declaration of Trust;
(2) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(3) underwrite securities issued by others (except to the extent that the fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities);
(4) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or tax-exempt obligations issued or guaranteed by a U.S. territory or possession or a state or local government, or a political subdivision of any of the foregoing) if, as a result, more than 25% of the fund's total assets would be invested in securities of companies whose principal business activities are in the same industry;
(5) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(6) purchase or sell physical commodities unless acquired as a result of ownership of securities; or
(7) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
(8) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund. THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) To meet federal tax requirements for qualification as a "regulated investment company," the fund limits its investments so that at the close of each quarter of its taxable year: (a) with regard to at least 50% of total assets, no more than 5% of total assets are invested in the securities of a single issuer, and (b) no more than 25% of total assets are invested in the securities of a single issuer. Limitations (a) and (b) do not apply to "Government securities" as defined for federal tax purposes.
(ii) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(iii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iv) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (2)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(v) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(vi) The fund does not currently intend to invest more than 25% of its total assets in industrial revenue bonds related to a single industry.
(vii) The fund does not currently intend to purchase or sell futures contracts or call options. This limitation does not apply to options attached to, acquired or traded together with, their underlying securities, and does not apply to securities that incorporate features similar to options or futures contracts.
(viii) The fund does not currently intend to engage in repurchase agreements or make loans, but this limitation does not apply to purchases of debt securities.
(ix) The fund does not currently intend to (a) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (b) purchase or retain securities issued by other open-end investment companies. Limitations (a) and (b) do not apply to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger.
(x) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.
For purposes of limitations (4) and (i), FMR identifies the issuer of a security depending on its terms and conditions. In identifying the issuer, FMR will consider the entity or entities responsible for payment of interest and repayment of principal and the source of such payments; the way in which assets and revenues of an issuing political subdivision are separated from those of other political entities; and whether a governmental body is guaranteeing the security.
For the money market fund's policies on quality and maturity, see the
section entitled "Quality and Maturity" on page    10    .
INVESTMENT LIMITATIONS OF SPARTAN CALIFORNIA INTERMEDIATE MUNICIPAL
   INCOME FUND
(INTERMEDIATE FUND)
THE FOLLOWING ARE THE INTERMEDIATE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) issue senior securities, except as permitted under the Investment Company Act of 1940;
(2) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(3) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(4) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or tax-exempt obligations issued or guaranteed by a U.S. territory or possession or a state or local government, or a political subdivision of any of the foregoing) if, as a result, more than 25% of the fund's total assets would be invested in securities of companies whose principal business activities are in the same industry;
(5) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(6) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or
(7) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
(8) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies, and limitations as the fund. THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) To meet federal tax requirements for qualification as a "regulated investment company," the fund limits its investments so that at the close of each quarter of its taxable year: (a) with regard to at least 50% of total assets, no more than 5% of total assets are invested in the securities of a single issuer, and (b) no more than 25% of total assets are invested in the securities of a single issuer. Limitations (a) and (b) do not apply to "Government securities" as defined for federal tax purposes.
(ii) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(iii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iv) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (2)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(v) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(vi) The fund does not currently intend to invest more than 25% of its total assets in industrial revenue bonds related to a single industry.
(vii) The fund does not currently intend to engage in repurchase agreements or make loans, but this limitation does not apply to purchases of debt securities.
(viii) The fund does not currently intend to (a) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (b) purchase or retain securities issued by other open-end investment companies. Limitations (a) and (b) do not apply to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger.
(ix) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies, and limitations as the fund.
For purposes of limitations (4) and (i), FMR identifies the issuer of a security depending on its terms and conditions. In identifying the issuer, FMR will consider the entity or entities responsible for payment of interest and repayment of principal and the source of such payments; the way in which assets and revenues of an issuing political subdivision are separated from those of other political entities; and whether a governmental body is guaranteeing the security.
For the intermediate        fund's limitations on futures and options
transactions, see the section entitled "Limitations on Futures and Options
Transactions" beginning on page    7    .
INVESTMENT LIMITATIONS OF SPARTAN CALIFORNIA MUNICIPAL    INCOME FUND
(   INCOME     FUND)
THE FOLLOWING ARE THE HIGH YIELD FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) issue bonds or any other class of securities preferred over shares of the fund in respect of the fund's assets or earnings, provided that Fidelity California Municipal Trust may issue additional series of shares in accordance with its Declaration of Trust;
(2) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(3) underwrite securities issued by others (except to the extent that the fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities);
(4) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or tax-exempt obligations issued or guaranteed by a U.S. territory or possession or a state or local government, or a political subdivision of any of the foregoing) if, as a result, more than 25% of the fund's total assets would be invested in securities of companies whose principal business activities are in the same industry;
(5) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(6) purchase or sell physical commodities unless acquired as a result of ownership of securities (but this shall not prevent the fund from purchasing and selling futures contracts); or
(7) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
(8) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund. THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) To meet federal tax requirements for qualification as a "regulated investment company," the fund limits its investments so that at the close of each quarter of its taxable year: (a) with regard to at least 50% of total assets, no more than 5% of total assets are invested in the securities of a single issuer, and (b) no more than 25% of total assets are invested in the securities of a single issuer. Limitations (a) and (b) do not apply to "Government securities" as defined for federal tax purposes.
(ii) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(iii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iv) The fund may borrow money only (a) from a bank or from a registered investment company or fund for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (2)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(v) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(vi) The fund does not currently intend to invest more than 25% of its total assets in industrial revenue bonds related to a single industry.
(vii) The fund does not currently intend to engage in repurchase agreements or make loans, but this limitation does not apply to purchases of debt securities.
(viii) The fund does not currently intend to (a) purchase securities of other investment companies, except in the open market where no commission except ordinary broker's commission is paid, or (b) purchase or retain securities issued by other open-end investment companies. Limitations (a) and (b) do not apply to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger.
(ix) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.
For purposes of limitations (4) and (i), FMR identifies the issuer of a security depending on its terms and conditions. In identifying the issuer, FMR will consider the entity or entities responsible for payment of interest and repayment of principal and the source of such payments; the way in which assets and revenues of an issuing political subdivision are separated from those of other political entities; and whether a governmental body is guaranteeing the security.
For the    income fund's     limitations on futures and options
transactions, see the section entitled "Limitations on Futures and Options
Transactions" on page    7    .
Each fund's investments    must be consistent with its investment objective
and policies. Accordingly, not all of the security types and investment
techniques discu    ssed below are eligible investments for each of the
funds.
AFFILIATED BANK TRANSACTIONS. A fund may engage in transactions with financial institutions that are, or may be considered to be, "affiliated persons" of the fund under the Investment Company Act of 1940. These transactions may include repurchase agreements with custodian banks; short-term obligations of, and repurchase agreements with, the 50 largest U.S. banks (measured by deposits); municipal securities; U.S. government securities with affiliated financial institutions that are primary dealers in these securities; short-term currency transactions; and short-term borrowings. In accordance with exemptive orders issued by the Securities and Exchange Commission (SEC), the Board of Trustees has established and periodically reviews procedures applicable to transactions involving affiliated financial institutions.
DELAYED-DELIVERY TRANSACTIONS. Each fund may buy and sell securities on a delayed-delivery or when-issued basis. These transactions involve a commitment by a fund to purchase or sell specific securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. Typically, no interest accrues to the purchaser until the security is delivered.
   Spartan California Intermediate Municipal Income Fund and Spartan
California Municipal Income Fund     may receive fees for entering into
delayed-delivery transactions.
When purchasing securities on a delayed-delivery basis, each fund assumes the rights and risks of ownership, including the risk of price and yield fluctuations. Because a fund is not required to pay for securities until the delivery date, these risks are in addition to the risks associated with the fund's other investments. If a fund remains substantially fully invested at a time when delayed-delivery purchases are outstanding, the delayed-delivery purchases may result in a form of leverage. When delayed-delivery purchases are outstanding, the fund will set aside appropriate liquid assets in a segregated custodial account to cover its purchase obligations. When a fund has sold a security on a delayed-delivery basis, the fund does not participate in further gains or losses with respect to the security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could suffer a loss.
Each fund may renegotiate delayed-delivery transactions after they are entered into, and may sell underlying securities before they are delivered, which may result in capital gains or losses.
FEDERALLY TAXABLE OBLIGATIONS. Under normal conditions, the funds do not intend to invest in securities whose interest is federally taxable. However, from time to time on a temporary basis, each fund may invest a portion of its assets in fixed-income obligations whose interest is subject to federal income tax.
Should a fund invest in federally taxable obligations, it would purchase securities that, in FMR's judgment, are of high quality. These obligations would include those issued or guaranteed by the U.S. government or its agencies or instrumentalities and repurchase agreements backed by such obligations.
Should a fund invest in federally taxable obligations, it would purchase securities that in FMR's judgment are of high quality. These would include obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities; obligations of domestic banks; and repurchase agreements. The bond funds' standards for high-quality, taxable obligations are essentially the same as those described by Moody's Investors Service, Inc. (Moody's) in rating corporate obligations within its two highest ratings of Prime-1 and Prime-2, and those described by Standard & Poor's (S&P) in rating corporate obligations within its two highest ratings of A-1 and A-2. The money market fund will purchase taxable obligations only if they meet its quality requirements.
Proposals to restrict or eliminate the federal income tax exemption for interest on municipal obligations are introduced before Congress from time
to time. Proposals also may be introduced before the    California
state     legislature that would affect the state tax treatment of the funds' distributions. If such proposals were enacted, the availability of municipal obligations and the value of the funds' holdings would be affected and the Trustees would reevaluate the funds' investment objectives and policies.
FUTURES AND OPTIONS. The    following sections pertain to futures and
options: Asset Coverage for Futures and Options Positions, Combined Positions, Correlation of Price Changes, Futures Contracts, Futures Margin Payments, Limitations on Futures and Options Transactions, Liquidity of Options and Futures Contracts, OTC Options, Purchasing Put and Call Options, and Writing Put and Call Options.
ASSET COVERAGE FOR FUTURES AND OPTIONS POSITIONS. The funds will comply with guidelines established by the Securities and Exchange Commission with respect to coverage of options and futures strategies by mutual funds, and if the guidelines so require will set aside appropriate liquid assets in a segregated custodial account in the amount prescribed. Securities held in a segregated account cannot be sold while the futures or option strategy is outstanding, unless they are replaced with other suitable assets. As a result, there is a possibility that segregation of a large percentage of a fund's assets could impede portfolio management or the fund's ability to meet redemption requests or other current obligations.
COMBINED POSITIONS. A fund may purchase and write options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, a fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.
CORRELATION OF PRICE CHANGES. Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized contracts available will not match a fund's current or anticipated investments exactly. The funds may invest in options and futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which they typically invest, which involves a risk that the options or futures position will not track the performance of a fund's other investments.
Options and futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a fund's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a fund's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments. FUTURES CONTRACTS. When a fund purchases a futures contract, it agrees to purchase a specified underlying instrument at a specified future date. When a fund sells a futures contract, it agrees to sell the underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when the fund enters into the contract. Some currently available futures contracts are based on specific securities, such as U.S. Treasury bonds or notes, and some are based on indices of securities prices, such as the Bond Buyer Municipal Bond Index. Futures can be held until their delivery dates, or can be closed out before then if a liquid secondary market is available.
The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase a fund's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.
FUTURES MARGIN PAYMENTS. The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the purchaser and seller are required to deposit "initial margin" with a futures broker, known as a futures commission merchant (FCM), when the contract is entered into. Initial margin deposits are typically equal to a percentage of the contract's value. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of a fund's investment limitations. In the event of the bankruptcy of an FCM that holds margin on behalf of a fund, the fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the fund.
LIMITATIONS ON FUTURES AND OPTIONS TRANSACTIONS. Each bond fund has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" with the Commodity Futures Trading Commission
(CFTC) and the National Futures Association, which regulate trading in the futures markets. The funds intend to comply with Rule 4.5 under the Commodity Exchange Act, which limits the extent to which the funds can commit assets to initial margin deposits and option premiums.
In addition, each fund will not: (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the fund's total assets would be hedged with futures and options under normal conditions; (b) purchase futures contracts or write put options if, as a result, the fund's total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of its total assets; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the fund would exceed 5% of the fund's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to options.
The above limitations on the funds' investments in futures contracts and options, and the funds' policies regarding futures contracts and options discussed elsewhere in this Statement of Additional Information may be changed as regulatory agencies permit.
LIQUIDITY OF OPTIONS AND FUTURES CONTRACTS. There is no assurance a liquid secondary market will exist for any particular options or futures contract at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible for a fund to enter into new positions or close out existing positions. If the secondary market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require a fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, a fund's access to other assets held to cover its options or futures positions could also be impaired.
OTC OPTIONS. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of over-the-counter (OTC) options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the funds greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.
PURCHASING PUT AND CALL OPTIONS. By purchasing a put option, a fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the fund pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities prices, and futures contracts. The fund may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option. If the option is allowed to expire, the fund will lose the entire premium it paid. If the fund exercises the option, it completes the sale of the underlying instrument at the strike price. A fund may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.
The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).
The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.
WRITING PUT AND CALL OPTIONS. When a fund writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the fund assumes the obligation to pay the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. When writing an option on a futures contract, the fund will be required to make margin payments to an FCM as described above for futures contracts. A fund may seek to terminate its position in a put option it writes before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option the fund has written, however, the fund must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to set aside assets to cover its position.
If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline. Writing a call option obligates a fund to sell or deliver the option's underlying instrument, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer mitigates the effects of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.
ILLIQUID INVESTMENTS are investments that cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Under the supervision of the Board of Trustees, FMR determines the liquidity of a fund's investments and, through reports from FMR, the Board monitors investments in illiquid instruments. In determining the liquidity of a fund's investments, FMR may consider various factors, including (1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, (4) the nature of the security (including any demand or tender features), and (5) the nature of the marketplace for trades (including the ability to assign or offset the fund's rights and obligations relating to the investment).
For the money market fund, FMR may determine some restricted securities and municipal lease obligations to be illiquid.
For the bond funds, investments currently considered to be illiquid include over-the-counter options. Also, FMR may determine some restricted securities and municipal lease obligations to be illiquid. However, with respect to over-the-counter options a fund writes, all or a portion of the value of the underlying instrument may be illiquid depending on the assets held to cover the option and the nature and terms of any agreement the fund may have to close out the option before expiration.
In the absence of market quotations, illiquid investments for the money market fund are valued for purposes of monitoring amortized cost valuation, and for the bond funds are priced at fair value as determined in good faith by a committee appointed by the Board of Trustees. If through a change in values, net assets, or other circumstances, a fund were in a position where more than 10% of its net assets was invested in illiquid securities, it would seek to take appropriate steps to protect liquidity.
INDEXED SECURITIES. Each fund may purchase securities whose prices are indexed to the prices of other securities, securities indices, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. Indexed securities may have principal payments as well as coupon payments that depend on the performance of one or more interest rates. Their coupon rates or principal payments may change by several percentage points for every 1% interest rate change. One example of indexed securities is inverse floaters.
The performance of indexed securities depends to a great extent on the performance of the security or other instrument to which they are indexed, and may also be influenced by interest rate changes. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Indexed securities may be more volatile than the underlying instruments.
INTERFUND BORROWING PROGRAM. Pursuant to an exemptive order issued by the SEC, each fund has received permission to lend money to, and borrow money from, other funds advised by FMR or its affiliates, but will participate in the interfund borrowing program only as a borrower. Interfund borrowings normally extend overnight, but can have a maximum duration of seven days. A fund will borrow through the program only when the costs are equal to or lower than the costs of bank loans. Loans may be called on one day's notice, and a fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed.
INVERSE FLOATERS have variable interest rates that typically move in the opposite direction from prevailing short-term interest rate levels - rising when prevailing short-term interest rates fall, and vice versa. This interest rate feature can make the prices of inverse floaters considerably more volatile than bonds with comparable maturities.
LOWER-QUALITY MUNICIPAL SECURITIES. The bond funds may invest a portion of their assets in lower-quality municipal securities as described in the Prospectus.
While the market for California municipals is considered to be substantial, adverse publicity and changing investor perceptions may affect the ability of outside pricing services used by a fund to value its portfolio securities, and the fund's ability to dispose of lower-quality bonds. The outside pricing services are monitored by FMR and reported to the Board to determine whether the services are furnishing prices that accurately reflect fair value. The impact of changing investor perceptions may be especially pronounced in markets where municipal securities are thinly traded.
Each fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise exercise its rights as a security holder to seek to protect the interests of security holders if it determines this to be in the best interest of the fund's shareholders.
   MUNICIPAL     MARKET DISRUPTION RISK. The value of municipal securities
may be affected by uncertainties in the municipal market related to legislation or litigation involving the taxation of municipal securities or the rights of municipal securities holders in the event of a bankruptcy. Municipal bankruptcies are relatively rare, and certain provisions of the U.S. Bankruptcy Code governing such bankruptcies are unclear and remain untested. Further, the application of state law to municipal issuers could produce varying results among the states or among municipal securities issuers within a state. These legal uncertainties could affect the municipal securities market generally, certain specific segments of the market, or the relative credit quality of particular securities. Any of these effects could have a significant impact on the prices of some or all
of the municipal securities held by a fund   , m    aking it more difficult
for the money market fund to maintain a stable net asset value per share.
   MONEY MARKET SECURITIES are high-quality, short-term obligations. Some money market securities employ a trust or other similar structure to modify the maturity, price characteristics, or quality of financial assets. For example, put features can be used to modify the maturity of a security or interest rate adjustment features can be used to enhance price stability. If the structure does not perform as intended, adverse tax or investment consequences may result. Neither the Internal Revenue Service (IRS) nor any other regulatory authority has ruled definitively on certain legal issues presented by structured securities. Future tax or other regulatory determinations could adversely affect the value, liquidity, or tax treatment of the income received from these securities or the nature and
timing of distributions made by the fund    .
   MUNICIPAL SECTORS    :
ELECTRIC UTILITIES. The electric utilities industry has been experiencing, and will continue to experience, increased competitive pressures. Federal legislation in the last two years will open transmission access to any electricity supplier, although it is not presently known to what extent competition will evolve. Other risks include: (a) the availability and cost of fuel, (b) the availability and cost of capital, (c) the effects of conservation on energy demand, (d) the effects of rapidly changing environmental, safety, and licensing requirements, and other federal, state, and local regulations, (e) timely and sufficient rate increases, and
(f) opposition to nuclear power.
HEALTH CARE. The health care industry is subject to regulatory action by a number of private and governmental agencies, including federal, state, and local governmental agencies. A major source of revenues for the health care industry is payments from the Medicare and Medicaid programs. As a result, the industry is sensitive to legislative changes and reductions in governmental spending for such programs. Numerous other factors may affect the industry, such as general and local economic conditions; demand for services; expenses (including malpractice insurance premiums); and competition among health care providers. In the future, the following elements may adversely affect health care facility operations: adoption of legislation proposing a national health insurance program; other state or local health care reform measures; medical and technological advances which dramatically alter the need for health services or the way in which such services are delivered; changes in medical coverage which alter the traditional fee-for-service revenue stream; and efforts by employers, insurers, and governmental agencies to reduce the costs of health insurance and health care services.
HOUSING. Housing revenue bonds are generally issued by a state, county, city, local housing authority, or other public agency. They generally are secured by the revenues derived from mortgages purchased with the proceeds of the bond issue. It is extremely difficult to predict the supply of available mortgages to be purchased with the proceeds of an issue or the future cash flow from the underlying mortgages. Consequently, there are risks that proceeds will exceed supply, resulting in early retirement of bonds, or that homeowner repayments will create an irregular cash flow. Many factors may affect the financing of multi-family housing projects, including acceptable completion of construction, proper management, occupancy and rent levels, economic conditions, and changes to current laws and regulations.
WATER AND SEWER. Water and sewer revenue bonds are often considered to have relatively secure credit as a result of their issuer's importance, monopoly status, and generally unimpeded ability to raise rates. Despite this, lack of water supply due to insufficient rain, run-off, or snow pack is a concern that has led to past defaults. Further, public resistance to rate increases, costly environmental litigation, and Federal environmental mandates are challenges faced by issuers of water and sewer bonds. TRANSPORTATION. Transportation debt may be issued to finance the construction of airports, toll roads, highways, or other transit facilities. Airport bonds are dependent on the general stability of the airline industry and on the stability of a specific carrier who uses the airport as a hub. Air traffic generally follows broader economic trends and is also affected by the price and availability of fuel. Toll road bonds are also affected by the cost and availability of fuel as well as toll levels, the presence of competing roads and the general economic health of an area. Fuel costs and availability also affect other transportation-related securities, as do the presence of alternate forms of transportation, such as public transportation.
MUNICIPAL LEASES and participation interests therein may take the form of a lease, an installment purchase, or a conditional sale contract and are issued by state and local governments and authorities to acquire land or a wide variety of equipment and facilities. Generally, the funds will not hold such obligations directly as a lessor of the property, but will purchase a participation interest in a municipal obligation from a bank or other third party. A participation interest gives a fund a specified, undivided interest in the obligation in proportion to its purchased interest in the total amount of the obligation.
Municipal leases frequently have risks distinct from those associated with general obligation or revenue bonds. State constitutions and statutes set forth requirements that states or municipalities must meet to incur debt. These may include voter referenda, interest rate limits, or public sale requirements. Leases, installment purchases, or conditional sale contracts (which normally provide for title to the leased asset to pass to the governmental issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting their constitutional and statutory requirements for the issuance of debt. Many leases and contracts include "non-appropriation clauses" providing that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purposes by the appropriate legislative body on a yearly or other periodic basis. Non-appropriation clauses free the issuer from debt issuance limitations.
PUT FEATURES entitle the holder to sell a security back to the issuer or a third party at any time or at specified intervals. They are subject to the risk that the put provider is unable to honor the put feature (purchase the security). Put providers often support their ability to buy securities on demand by obtaining letters of credit or other guarantees from other entities. Demand features, standby commitments, and tender options are types of put features.
QUALITY AND MATURITY (MONEY MARKET FUND ONLY). Pursuant to procedures adopted by the Board of Trustees, the fund may purchase only high-quality securities that FMR believes present minimal credit risks. To be considered high-quality, a security must be rated in accordance with applicable rules in one of the two highest categories for short-term securities by at least two nationally recognized rating services (or by one, if only one rating service has rated the security); or, if unrated, judged to be of equivalent quality by FMR.
High-quality securities are divided into "first tier" and "second tier" securities. First tier securities are those deemed to be in the highest rating category (e.g., Standard & Poor's A-1 or SP-1), and second tier securities are those deemed to be in the second highest rating category (e.g., Standard & Poor's A-2 or SP-2).
The fund currently intends to limit its investments to securities with remaining maturities of 397 days or less, and to maintain a dollar-weighted average maturity of 90 days or less. When determining the maturity of a security, the fund may look to an interest rate reset or demand feature. REFUNDING CONTRACTS. A fund may purchase securities on a when-issued basis in connection with the refinancing of an issuer's outstanding indebtedness. Refunding contracts require the issuer to sell and the fund to buy refunded municipal obligations at a stated price and yield on a settlement date that may be several months or several years in the future. A fund generally will not be obligated to pay the full purchase price if it fails to perform under a refunding contract. Instead, refunding contracts generally provide for payment of liquidated damages to the issuer (currently 15-20% of the purchase price). A fund may secure its obligations under a refunding contract by depositing collateral or a letter of credit equal to the liquidated damages provisions of the refunding contract. When required by SEC guidelines, a fund will place liquid assets in a segregated custodial account equal in amount to its obligations under refunding contracts. REPURCHASE AGREEMENTS. In a repurchase agreement, a fund purchases a security and simultaneously commits to sell that security back to the original seller at an agreed-upon price. The resale price reflects the purchase price plus an agreed-upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. To protect the fund from the risk that the original seller will not fulfill its obligation, the securities are held in an account of the fund at a bank, marked-to-market daily, and maintained at a value at least equal to the sale price plus the accrued incremental amount. While it does not presently appear possible to eliminate all risks from these transactions (particularly the possibility that the value of the underlying security will be less than the resale price, as well as delays and costs to a fund in connection with bankruptcy proceedings), it is each fund's current policy to engage in repurchase agreement transactions with parties whose creditworthiness has been reviewed and found satisfactory by FMR.
RESTRICTED SECURITIES generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, or in a registered public offering. Where registration is required, a fund may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a fund might obtain a less favorable price than prevailed when it decided to seek registration of the security. However, in general, the money market fund anticipates holding restricted securities to maturity or selling them in an exempt transaction.
REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, a fund sells a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, the fund will maintain appropriate liquid assets in a segregated custodial account to cover its obligation under the agreement. A fund will enter into reverse repurchase agreements only with parties whose creditworthiness has been found satisfactory by FMR. Such transactions may increase fluctuations in the market value of the fund's assets and may be viewed as a form of leverage.
SOURCES OF CREDIT OR LIQUIDITY SUPPORT. F   MR may rely on its evaluation
of the credit of a bank or another entity in determining whether to purchase a security supported by a letter of credit guarantee, insurance or other source of credit or liquidity.
STANDBY COMMITMENTS are puts that entitle holders to same-day settlement at an exercise price equal to the amortized cost of the underlying security plus accrued interest, if any, at the time of exercise. Each fund may acquire standby commitments to enhance the liquidity of portfolio securities.
Ordinarily a fund will not transfer a standby commitment to a third party, although it could sell the underlying municipal security to a third party at any time. A fund may purchase standby commitments separate from or in conjunction with the purchase of securities subject to such commitments. In the latter case, the fund would pay a higher price for the securities acquired, thus reducing their yield to maturity.
Issuers or financial intermediaries may obtain letters of credit or other guarantees to support their ability to buy securities on demand. FMR may rely upon its evaluation of a bank's credit in determining whether to support an instrument supported by a letter of credit. In evaluating a foreign bank's credit, FMR will consider whether adequate public information about the bank is available and whether the bank may be subject to unfavorable political or economic developments, currency controls, or other governmental restrictions that might affect the bank's ability to honor its credit commitment.
Standby commitments are subject to certain risks, including the ability of issuers of standby commitments to pay for securities at the time the commitments are exercised; the fact that standby commitments are not marketable by the funds; and the possibility that the maturities of the underlying securities may be different from those of the commitments. TENDER OPTION BONDS are created by coupling an intermediate- or long-term, fixed-rate, tax-exempt bond (generally held pursuant to a custodial arrangement) with a tender agreement that gives the holder the option to tender the bond at its face value. As consideration for providing the tender option, the sponsor (usually a bank, broker-dealer, or other financial institution) receives periodic fees equal to the difference between the bond's fixed coupon rate and the rate (determined by a remarketing or similar agent) that would cause the bond, coupled with the tender option, to trade at par on the date of such determination. After payment of the tender option fee, a fund effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate. In selecting tender option bonds for the funds, FMR will consider the creditworthiness of the issuer of the underlying bond, the custodian, and the third party provider of the tender option. In certain instances, a sponsor may terminate a tender option if, for example, the issuer of the underlying bond defaults on interest payments.
VARIABLE AND FLOATING RATE SECURITIES provide for periodic adjustments of the interest rate paid on the security. Variable rate securities provide for a specified periodic adjustment in the interest rate, while floating rate securities have interest rates that change whenever there is a change in a designated benchmark rate. Some variable or floating rate securities have put features.
ZERO COUPON BONDS do not make regular interest payments. Instead, they are sold at a deep discount from their face value and are redeemed at face value when they mature. Because zero coupon bonds do not pay current income, their prices can be very volatile when interest rates change. In calculating its daily dividend, a fund takes into account as income a portion of the difference between a zero coupon bond's purchase price and its face value.
SPECIAL    CONSIDERATION    S AFFECTING CALIFORNIA
Certain California constitutional amendments, legislative measures, executive orders, administrative regulations, and voter initiatives, as discussed below, could adversely affect the market values and marketability of, or result in default of, existing obligations, including obligations that may be held by the funds. Obligations of the state or local governments may also be affected by budgetary pressures affecting the State and economic conditions in the State. Interest income to a fund could also be adversely affected. The following highlights only some of the more significant financial trends and problems, and is based on information drawn from official statements and prospectuses relating to securities offerings of the State of California, its agencies, or instrumentalities, as available on the date of this Statement of Additional Information. FMR has not independently verified any of the information contained in such official statements and other publicly available documents, but is not aware of any fact which would render such information inaccurate. CONSTITUTIONAL LIMITATIONS ON TAXES AND APPROPRIATIONS
LIMITATION ON TAXES. Certain obligations held by the funds may be obligations of issuers that rely in whole or in part, directly or indirectly, on ad valorem property taxes as a source of revenue. The taxing powers of California local governments and districts are limited by Article XIIIA of the California Constitution, enacted by the voters in 1978 and commonly known as "Proposition 13." Briefly, XIIIA limits to 1% of full cash value the rate of ad valorem property taxes on real property and generally restricts the reassessment of property to 2% per year, except upon new construction or change of ownership (subject to a number of exemptions). Taxing entities may, however, raise ad valorem taxes above the 1% limit to pay debt service on voter-approved bonded indebtedness.
Under Article XIIIA, the basic 1% ad valorem tax levy is applied against the assessed value of property as of the owner's date of acquisition (or as of March 1, 1975 if acquired earlier), subject to certain adjustments. This system has resulted in widely varying amounts of tax on similarly situated properties. Several lawsuits were filed challenging the acquisition-based assessment system of Proposition 13, but on June 18, 1992, the U.S. Supreme Court announced a decision upholding Proposition 13.
Article XIIIA prohibits local governments from raising revenues through ad valorem property taxes above the 1% limit; it also requires voters of any government unit to give 2/3 approval to levy any "special tax." However, court decisions allowed non-voter-approved levy of "general taxes" which were not dedicated to a specific use. In response to these decisions, the voters of the State in 1986 adopted an initiative statute which imposed significant new limits on the ability of local entities to raise or levy general taxes, except by receiving majority local voter approval. Significant elements of this initiative, "Proposition 62," have been overturned in recent court cases, but efforts may continue to further restrict the ability of local government agencies to levy or raise taxes. APPROPRIATIONS LIMITS. The State and its local governments are subject to an annual "appropriations limit" imposed by Article XIIIB of the California Constitution, enacted by the voters in 1979 and significantly amended by Propositions 98 and 111 in 1988 and 1990, respectively. Article XIIIB prohibits the State or any covered local government from spending "appropriations subject to limitation" in excess of the appropriations limit imposed. "Appropriations subject to limitation" are authorizations to spend "proceeds of taxes," which consists of tax revenues and certain other funds, including proceeds from regulatory licenses, user charges, or other fees to the extent that such proceeds exceed the cost of providing the product or service; but "proceeds of taxes" for local governments excludes most State subventions. No limit is imposed on appropriations of funds which are not "proceeds of taxes," such as reasonable user charges or fees and certain other non-tax funds, including bond proceeds.
Among the expenditures not included in the Article XIIIB appropriations limit are: (1) the debt service cost of bonds issued or authorized prior to January 1, 1979, or subsequently authorized by the voters; (2) appropriations arising from certain emergencies declared by the Governor;
(3) appropriations for certain capital outlay projects; and (4) appropriations by the State of post-1989 increases in gasoline taxes and vehicle weight fees.
The appropriations limit for each year is adjusted annually to reflect changes in cost of living and population, and any transfers of service responsibilities between government units. The definitions for such adjustments were liberalized by Proposition 111 to more closely follow growth in the State's economy. For the 1990-91 fiscal year, each unit of government has recalculated its appropriations limit by taking the actual 1986-87 limit and applying the Proposition 111 annual adjustments forward to 1990-91. This was expected to raise the limit in most cases.
Under Proposition 111, "excess" revenues are measured over a two-year cycle. With respect to local governments, excess revenues must be returned by a revision of tax rates or fee schedules within the two subsequent fiscal years. The appropriations limit for a local government may be overridden by referendum under certain conditions for up to four years at a time. With respect to the State, 50% of any excess revenues is to be distributed to K-12 school and community college districts (collectively, K-14 districts) and the other 50% is to be refunded to taxpayers.
In the years immediately following enactment, very few California governmental entities operated near their appropriations limit. In the mid-to-late 1980's, many entities were at or approaching their limit, and several successfully obtained voter approval for 4-year waivers of the limit. Since Proposition 111, the appropriations limit has again ceased to be a practical limit on California governments, but this condition may change in the future. During fiscal year 1986-87, State receipts from proceeds of taxes exceeded its appropriations limit by $1.138 billion, which was returned to taxpayers. Since that time, appropriations subject to limitation were under the State limit. The 1995-96 Governor's Budget proposal estimates State appropriations will be more than $6 billion under the limit for fiscal year 1994-95 and over $7.2 billion under the limit for fiscal year 1995-96.
OBLIGATIONS OF THE STATE OF CALIFORNIA
As of February, 1995, the State had approximately $18.6 billion of general obligation bonds outstanding, and $4.1 billion remained authorized but unissued. In addition, at June 30, 1994, the State had lease-purchase obligations, payable from the State's General Fund, of approximately $5.1 billion. Of the State's outstanding general obligation debt, approximately 22% is presently self-liquidating (for which program revenues are anticipated to be sufficient to reimburse the General Fund for debt service payments). In fiscal year 1993-94, debt service on general obligation bonds and lease-purchase debt was approximately 5.2% of General Fund revenues. The State has paid the principal of and interest on its general obligation bonds, lease-purchase debt, and short-term obligations when due.
ECONOMY
California's economy is the largest among the 50 states and one of the largest in the world. The State's population grew by 26% in the 1980s and, at over 31 million, it now represents 12.3% of the total United States population. Total personal income in the State, at an estimated $683 billion in 1993, accounts for almost 13% of all personal income in the nation. Total employment in 1994 was almost 14 million, the majority of which was in the service, trade, and manufacturing sectors.
From mid-1990 to late 1993, the State suffered a recession with the worst economic, fiscal and budget conditions since the 1930s. Construction, manufacturing (especially aerospace), and financial services, among others, were all severely affected, particularly in Southern California. Job losses were the worst of any post-war recession. Employment levels stabilized by late 1993 and steady growth occurred in 1994 and is expected in 1995, but pre-recession job levels are not expected to be reached for several more years. Unemployment, while higher than the national average, has come down about 3% in 1994. Economic indicators show a steady recovery underway in California since the start of 1994.
RECENT STATE FINANCIAL RESULTS
The principal sources of State General Fund revenues in 1993-94 were the California personal income tax (44% of total revenues), the sales tax (35%), bank and corporation taxes (12%), and the gross premium tax on insurance (3%). The State maintains a Special Fund for Economic Uncertainties (the SFEU), derived from General Fund revenues, as a reserve to meet cash needs of the General Fund, but which is required to be replenished as soon as sufficient revenues are available. Year-end balances in the SFEU are included for financial reporting purposes in the General Fund balance. In recent years (but not in the past three years, as the recession has cut revenues), the State has budgeted to maintain the Economic Uncertainties Fund at around 3% of General Fund expenditures. Throughout the 1980s, State spending increased rapidly as the State population and economy also grew rapidly, including many assistance programs to local governments, which were constrained by Proposition 13 and other laws. The largest State program is assistance to local public school districts. In 1988, an initiative (Proposition 98) was enacted which (subject to suspension by a 2/3 vote of the Legislature and the Governor) guarantees local school districts and community college districts a minimum share of State General Fund revenues (currently about 35%).
Since the start of the 1990-91 Fiscal Year, the State faced adverse economic, fiscal, and budget conditions. The economic recession seriously affected State tax revenues. It also caused increased expenditures for health and welfare programs. The State is also facing a structural imbalance in its budget with the largest programs supported by the General Fund (education, health, welfare and corrections) growing at rates significantly higher than the growth rates for the principal revenue sources of the General Fund. As a result, the State entered a period of budget imbalance, with expenditures exceeding revenues for four of the five completed fiscal years through 1991-92.
As the State fell into a deep recession in the summer of 1990, the State budget fell sharply out of balance in the 1990-91 and 1991-92 fiscal years, despite significant expenditure cuts and tax increases. The State had accumulated a $2.8 billion budget deficit by June 30, 1992. This deficit also severely reduced the State's cash resources, so that it had to rely on external borrowing in the short-term markets to meet its cash needs.
CASH FLOW REQUIREMENTS. Because of the accumulated budget deficit over the past several years, the payment of certain unbudgeted expenditures to schools to maintain constant per-pupil aid levels, and a reduction of the level of available internal borrowing, the State's cash resources have been significantly depleted. This has required the State to rely on a series of external borrowings for the past several years to pay its normal expenses, including repayment of previous cash flow borrowings. Since June 1992, some of these borrowings have gone past the end of the fiscal year. In February, 1994, the State borrowed $3.2 billion, maturing by December, 1994. In July, 1994, the State borrowed a total of $7.0 billion to meet its cash flow requirements for the 1995-96 fiscal year. A total of $4.0 billion of this borrowing matures in April, 1996. The state will continue to have to rely on external borrowing to meet its cash needs for the foreseeable future. RECENT BUDGETS. The state failed to enact its 1992-93 budget by July 1, 1992. Although the State had no legal authority to pay many of its vendors, certain obligations (such as debt service, school apportionments, welfare payments, and employee salaries) were payable because of continuing or special appropriations, or court orders. However, the State Controller did not have enough cash to pay as they came due all of these ongoing obligations, as well as valid obligations incurred in the prior fiscal year.
Starting on July 1, 1992, the Controller was required to issue "registered warrants" in lieu of normal warrants backed by cash to pay many State obligations. Available cash was used to pay constitutionally mandated and priority obligations. Between July 1 and September 3, 1992, the Controller issued an aggregate of approximately $3.8 billion of registered warrants all of which were called for redemption by September 4, 1992 following enactment of the 1992-93 Budget Act and issuance by the State of short-term notes.
The 1992-93 Budget Act, when finally adopted, was projected to eliminate the State's accumulated deficit, with additional expenditure cuts and a $1.3 billion transfer of State education funding costs to local governments by shifting local property taxes to school districts. However, as the recession continued longer and deeper than expected, revenues once again were far below projections, and only reached a level just equal to the amount of expenditures. Thus, the State continued to carry its $2.8 billion budget deficit at June 30, 1993.
The 1993-94 Budget Act represented a third consecutive year of difficult budget choices. As in the prior year, the budget contained no general state tax increases, and relied principally on expenditure cuts, particularly for health and welfare and higher education, a two-year suspension of the renters' tax credit, some one-time and accounting adjustments, and - the largest component - an additional $2.6 billion transfer of property taxes from local government, particularly counties, to school districts to reduce State education funding requirements. A temporary state sales tax scheduled to expire on June 30, 1993 was extended for six months, and dedicated to support local government public safety costs.
A major feature of the budget was a two-year plan to eliminate the accumulated deficit by borrowing into the 1994-95 fiscal year. With the recession still continuing longer than expected, the General Fund had $800 million less revenue and $800 million higher expenditures than budgeted. As a result revenues only exceed expenditures by about $500 million. However, this was the first operating surplus in four years and reduced the accumulated deficit to $2.0 billion at June 30, 1994 (after taking account of certain other accounting reserves).
CURRENT BUDGET. The 1994-95 Budget Act was passed on July 8, 1994, and provides for an estimated $41.9 billion of General Fund revenues, and $40.9 billion of expenditures. The budget assumed receipt of about $750 million of new federal assistance for the costs of incarceration, education, health, and welfare related to undocumented immigrants. Other major components of the budget include further reductions in health and welfare costs and miscellaneous government costs, some additional transfers of funds from local government, and a plan to defer retirement of $1 billion of the accumulated budget deficit to the 1995-96 fiscal year. The federal government has apparently budgeted only $33 million of the expected immigration aid. However, this shortfall is expected to be almost fully offset by higher than projected revenues, and lower than projected caseload growth, as the economy improves.
As noted above under "Cash Flow Requirements," the State issued $7.0 billion of short-term debt in July 1994 to meet its cash flow needs and to finance the deferral of part of the accumulated budget deficit to the 1995-96 fiscal year. In order to assure repayment of the $4 billion, 22-month part of this borrowing, the State enacted legislation (the "Trigger Law") which can lead to automatic, across-the-board cuts in General Fund expenditures in either the 1994-95 or 1995-96 fiscal years if cash flow projections made at certain times during those years show deterioration from the projections made in July 1994 when the borrowings were made. On November 15, 1994, the State Controller as part of the Trigger Law reported that the cash position of the General Fund on June 30, 1995 would be about $580 million better than earlier projected, so no automatic budget adjustments were required in 1994-95. The Controller's report showed that loss of federal funds was offset by higher revenues, lower expenditures, and certain other increases in cash resources.
The proposed Governor's Budget for the 1995-96 fiscal year projects General Fund revenues of $42.5 billion and expenditures of $41.7 billion. The Governor's Budget projects that all the accumulated budget deficits will be repaid by June 30, 1996, with a small balance ($92 million) in the Special Fund for Economic Uncertainties, the budget reserve. The proposed budget assumes receipt of about $830 million of new federal aid for undocumented aliens' costs, and also assumes success in certain ongoing litigation concerning previous budget actions. The Governor has proposed a 15% cut in personal income and corporate taxes, to be phased in over three years starting in 1996.
The State's severe financial difficulties for the past, the current, and upcoming budget years will result in continued pressure upon almost all local governments, especially those which depend on State aid, such as school districts and counties. While recent budgets included both permanent tax increases and actions to reduce costs of state government over the longer term, the Governor and other analysts have noted that structural imbalances still exist, and there can be no assurance that the State will not face budget gaps in the future.
State general obligation bonds are currently rated "A1" by Moody's, "A" by Fitch, and "A" by S&P. There can be no assurance that such ratings will be maintained in the future. All three of these ratings were reduced from "AAA" levels since late 1991.
ORANGE COUNTY. On December 6, 1994, Orange County, California (the County), together with its pooled investment fund (the Pool) filed for protection under Chapter 9 of the Federal Bankruptcy Code, after reports that the Pool had suffered significant market losses in its investments causing a liquidity crisis for the Pool and the County. More than 180 other public entities, most but not all located in the County, were also depositors in the Pool. As of mid-January, 1995, the County estimated the Pool's loss at about $1.7 billion, or 22% of its initial deposits of around $7.5 billion. Many of the entities which kept moneys in the Pool, including the County, are facing cash flow difficulties because of the bankruptcy filing and may be required to reduce programs or capital projects. The County and some of these entities have, and others may in the future, default in payment of their obligations. Moody's and Standard & Poor's have suspended, reduced to below investment grade levels, or placed on "Credit Watch" various securities of the County and the entities participating in the Pool.
The State of California has no obligation with respect to any obligations or securities of the County or any of the other participating entities, although under existing legal precedents, the State may be obligated to ensure that school districts have sufficient funds to operate.
OBLIGATIONS OF OTHER ISSUERS
STATE ASSISTANCE. Property tax revenues received by local governments declined more than 50% following passage of Proposition 13. Subsequently, the California Legislature enacted measures to provide for the redistribution of the State's General Fund surplus to local agencies; the reallocation of certain State revenues to local agencies; and the assumption of certain governmental functions by the State to assist municipal issuers to raise revenues. Total local assistance from the State's General Fund totaled approximately $29.1 billion in fiscal year 1993-94 (about 70% of General Fund expenditures) and has been budgeted at $30.5 billion for fiscal year 1994-95, including the effect of implementing reductions in certain aid programs. To reduce State General Fund support for school districts, the 1992-93 and 1993-94 Budget Acts caused local governments to transfer $3.8 billion of property tax revenues to school districts, representing reversal of the post-Proposition 13 "bailout" aid. To the extent the State should be constrained by its Article XIIIB appropriations limit, or its obligation to conform to Proposition 98, or other considerations, the absolute level, or the rate of growth, of State assistance to local governments may continue to be reduced. Any such reductions in State aid could compound the serious fiscal constraints already experienced by many local governments, particularly counties. At least one rural county (Butte) publicly announced that it might enter bankruptcy proceedings in August 1990, although such plans were put off after the Governor approved legislation to provide additional funds for the county. Other counties have also indicated that their budgetary condition is extremely grave. A school district (Richmond Unified) filed for protection under bankruptcy laws several years ago, but the petition was later dismissed; other school districts have indicated financial stress, although none has threatened bankruptcy.
ASSESSMENT BONDS. Municipal obligations which are assessment bonds or Mello-Roos bonds may be adversely affected by a general decline in real estate values or a slowdown in real estate sales activity. In many cases, such bonds are secured by land which is undeveloped at the time of issuance but anticipated to be developed within a few years after issuance. In the event of such reduction or slowdown, such development may not occur or may be delayed, thereby increasing the risk of a default on the bonds. Because the special assessments or taxes securing these bonds are not the personal liability of the owners of the property assessed, the lien on the property is the only security for the bonds. Moreover, in most cases the issuer of these bonds is not required to make payments on the bonds in the event of delinquency in the payment of assessments or taxes, except from amounts, if any, in a reserve fund established for the bonds.
CALIFORNIA LONG-TERM LEASE OBLIGATIONS. Certain California long-term lease obligations, though typically payable from the general fund of the municipality, are subject to "abatement" in the event the facility being leased is unavailable for beneficial use and occupancy by the municipality during the term of the lease. Abatement is not a default, and there may be no remedies available to the holders of the certificates evidencing the lease obligation in the event abatement occurs. The most common causes of abatement are failure to complete construction of the facility before the end of the period during which lease payments have been capitalized and uninsured casualty losses to the facility (e.g., due to earthquake). In the event abatement occurs with respect to a lease obligation, lease payments may be interrupted (if all available insurance proceeds and reserves are exhausted) and the certificates may not be paid when due.
Several years ago the Richmond Unified School District (District) entered into a lease transaction in which certain existing properties of the District were sold and leased back in order to obtain funds to cover operating deficits. Following a fiscal crisis in which the District's finances were taken over by a State receiver (including a brief period under bankruptcy court protection), the District failed to make rental payments on this lease, resulting in a lawsuit by the Trustee for the Certificate of Participation holders. One of the defenses raised in answer to this lawsuit was the invalidity of the original lease transaction. The trial court upheld the validity of the District's lease, and the case has been settled. However, any future judgment in a similar case against the position taken by the Trustee may have implications for lease transactions of a similar nature by other California entities.
OTHER CONSIDERATIONS. The repayment of Industrial Development Securities secured by real property may be affected by California laws limiting foreclosure rights of creditors. Health Care and Hospital Securities may be affected by changes in State regulations governing cost reimbursements to health care providers under Medi-Cal (the State's Medicaid program), including risks related to the policy of awarding exclusive contracts to certain hospitals.
Limitations on ad valorem property taxes may particularly affect "tax allocation" bonds issued by California redevelopment agencies. Such bonds are secured solely by the increase in assessed valuation of a redevelopment project area after the start of redevelopment activity. In the event that assessed values in the redevelopment project decline (for example, because of major natural disaster such as an earthquake), the tax increment revenue may be insufficient to make principal and interest payments on these bonds. Both Moody's and S&P suspended ratings on California tax allocation bonds after the enactment of Articles XIIIA and XIIIB, and only resumed such ratings on a selective basis.
Proposition 87, approved by California voters in 1988, requires that all revenues produced by a tax rate increase go directly to the taxing entity which increased such tax rate to repay that entity's general obligation indebtedness. As a result, redevelopment agencies (which, typically, are the Issuers of Tax Allocation Securities) no longer receive an increase in tax increment when taxes on property in the project area are increased to repay voter-approved bonded indebtedness.
Substantially all of California is within an active geologic region subject to major seismic activity. Any California municipal obligation in the funds could be affected by an interruption of revenues because of damaged facilities or, consequently, income tax deductions for casualty losses or property tax assessment reductions. Compensatory financial assistance could be constrained by the inability of (i) an issuer to have obtained earthquake insurance coverage at reasonable rates; (ii) an insurer to perform on its contracts of insurance in the event of widespread losses; or
(iii) the federal or State government to appropriate sufficient funds within their respective budget limitations.
On January 17, 1994 , a major earthquake with an estimated magnitude of 6.8 on the Richter scale struck the Los Angeles area, causing significant property damage to public and private facilities, presently estimated at $15-20 billion. While over $9.5 billion of federal aid, and a projected $1.9 billion of State aid, plus insurance proceeds, will reimburse much of that loss, there will be some ultimate loss of wealth and income in the region, in addition to costs of the disruption caused by the event. These uninsured losses are estimated to have only a small effect on the overall state economy, with a drop of up to 0.5 percent in personal income growth. Short-term economic projections are generally neutral, as the infusion of aid will restore billions of dollars to the local economy within a few months. Although the earthquake will hinder recovery from the recession in Southern California, already hard-hit, its long-term impact is not expected to be material in the context of the overall wealth of the region. Almost five years after the event, there are few remaining effects of the 1989 Loma Prieta earthquake in Northern California (which, however, has caused less severe damage than the Northridge earthquake).
Because of the complex nature of Articles XIIIA and XIIIB of the California Constitution (described briefly above), the ambiguities and possible inconsistencies in their terms, and the impossibility of predicting future appropriations or changes in population and the cost of living, and the probability of continuing legal challenges, it is not currently possible to determine fully the impact of Article XIIIA or Article XIIIB, or the outcome of any pending litigation with respect to those provisions on California obligations in the funds or on the ability of the State or local governments to pay debt service on such obligations. Legislation has been or may be introduced (either in the Legislature or by initiative) which would modify existing taxes or other revenue-raising measures or which either would further limit or, alternatively, would increase the abilities of state and local governments to impose new taxes or increase existing taxes. It is not presently possible to predict the extent to which any such legislation will be enacted, or if enacted, how it would affect California municipal obligations. It is also not presently possible to predict the extent of future allocations of state revenues to local governments or the abilities of state or local governments to pay the interest on, or repay the principal of, such California municipal obligations in light of future fiscal circumstances.
   SPECIAL CONSIDERATIONS AFFECTING PUERTO RICO
The following only highlights some of the more significant financial trends and problems affecting the Commonwealth of Puerto Rico (the "Commonwealth" or "Puerto Rico"), and is based on information drawn from official statements and prospectuses relating to the securities offerings of Puerto Rico and its agencies and instrumentalities, as available on the date of this Statement of Additional Information. FMR has not independently verified any of the information contained in such official statements, prospectuses, and other publicly available documents, but is not aware of any fact which would render such information materially inaccurate.
The economy of Puerto Rico is closely linked with that of the United States, and in fiscal 1994 trade with the United States accounted for approximately 87% of Puerto Rico's exports and approximately 67% of its imports. In this regard, in fiscal 1994 Puerto Rico experienced a $4.3 billion positive adjusted merchandise trade balance. Since fiscal 1985, personal income, both aggregate and per capita, has increased consistently each year. In fiscal 1994 aggregate personal income was $25.7 billion and personal per capita income was $7,047. Gross domestic product in fiscal 1993, 1994, and 1995 was $25.2 billion, $26.6 billion, and $28.3 billion, respectively. For fiscal 1996, an increase in gross domestic product of 2.7% over fiscal 1995 is forecasted. However, actual growth in the Puerto Rico economy will depend on several factors, including the condition of the U.S. economy, the exchange rate for the U.S. dollar and the price stability of oil imports and interest rates. Due to these factors, there is no assurance that the economy of Puerto Rico will continue to grow.
Puerto Rico's economy continued to expand throughout the five-year period from fiscal 1991 through fiscal 1995. While trends in the Puerto Rico economy generally follow those of the United States, Puerto Rico did not experience a recession primarily because of its strong manufacturing base, which has a large component of non-cyclical industries. Other factors behind the continued expansion included Commonwealth-sponsored economic development programs, stable prices of oil imports, low exchange rates for the U.S. dollar, and the relatively low cost of borrowing funds during the period.
Puerto Rico has made marked improvements in fighting unemployment. Unemployment is at a low level compared to that of the late 1970s, but it still remains significantly above the U.S. average and has been increasing in recent years. The unemployment rate declined from 16.0% to 13.8% from fiscal 1994 to fiscal 1995.
The economy of Puerto Rico has undergone a transformation in the later half of this century from one centered around agriculture to one dominated by the manufacturing and service industries. Manufacturing is the cornerstone of Puerto Rico's economy, accounting for $16.3 billion or 41.5% of gross domestic product in fiscal 1994. However, manufacturing has experienced a basic change over the years as a result of the influx of higher wages, high technology industries such as the pharmaceutical industry, electronics, computers, micro processors, scientific instruments, and high technology machinery. The service sector, which employs the largest number of people, includes wholesale and retail trade, finance, and real estate, and ranks second in its contribution to gross domestic product. In fiscal 1994, the service sector generated $15.0 billion in gross domestic product and employed over 478,000 workers. The government sector of the Commonwealth plays an important role in Puerto Rico's economy. In fiscal year 1994, the government accounted for $4.1 billion of Puerto Rico's gross domestic product and provided 22.2% of the total employment. Tourism also contributes significantly to the island economy, accounting for $1.8 billion of gross domestic product in fiscal 1995.
The present administration, which took office in January 1993, envisions major economic reforms and has developed a new economic development program to be implemented in the next few years. This program is based on the premise that the private sector will be the primary vehicle for economic development and growth. The program promotes changing the role of the government from one of being a provider of most basic services to one of being a facilitator for private sector initiatives and will encourage private sector investment by reducing regulatory restraints. The program contemplates the development of initiatives that will foster private investment, both external and internal, in areas that are served more efficiently and effectively by the private sector. The program also contemplates a general revision of the tax system to expand the tax base, reduce top personal and corporate tax rates, and simplify a highly complex system. On October 31, 1994, legislation was enacted wihich provided for comprehensive revisions to Puerto Rico's income tax system.Other important goals for the new program are to reduce the size of the government's direct contribution to gross domestic product and, to facilitate private sector development and growth which would be realized through a reduction in government consumption and an increase in government investment in order to improve and expand Puerto Rico's infrastructure.
Much of the development of the manufacturing sector of the economy of Puerto Rico is attributable to federal and Commonwealth tax incentives, most notably section 936 of the Internal Revenue Code of 1986, as amended ("Section 936") and the Commonwealth's Industrial Incentives Program.
Section 936 currently grants U.S. corporations that meet certain criteria and elect its application, a credit against their U.S. corporate income tax on the portion of the tax attributable to (i) income derived from the active conduct of a trade or business in Puerto Rico ("active income"), or from the sale or exchange of substantially all the assets used in the active conduct of such trade or business, and (ii) qualified possession sources investment income ("passive income"). The Industrial Incentives Program, through the 1987 Industrial Incentives Act, grants corporations engaged in certain qualified activities a fixed 90% exemption from Commonwealth income and property taxes and a 60% exemption from municipal license taxes.
Pursuant to recently enacted amendments to the Internal Revenue Code (the "Code"), and for taxable years commencing after 1993, two alternative limitations will apply to the Section 936 credit against active business income and sale of assets as previously described. The first option will limit the credit against such income to 40% of the credit allowed under current law, with a five-year phase-in period starting at 60% of the current credit. The second option will limit the allowable credit to the sum of (i) 60% of qualified compensation paid to employees (as defined in the Code); (ii) a specified percentage of depreciation deductions; and
(iii) a portion of the Puerto Rico income taxes paid by the Section 936 corporation, up to a 9% effective tax rate.
At present, it is difficult to forecast what the short- and long-term effects of the new limitations to the Section 936 credit will be on the economy of Puerto Rico. However, preliminary econometric studies by the government of Puerto Rico and private sector economists (assuming no enhancements to the existing Industrial Incentives Program) project only a slight reduction in average real growth rates for the economy of Puerto Rico. These studies also show that particular industry groups will be affected differently. For example, manufacturers of pharmaceuticals and beverages may suffer a larger reduction in tax benefits due to their relatively higher profit margins. In addition, the above limitations are not expected to reduce the tax credit currently enjoyed by labor-intensive, lower profit margin industries, which represent approximately 40% of the total employment by Section 936 corporations in Puerto Rico.
PORTFOLIO TRANSACTIONS
All orders for the purchase or sale of portfolio securities are placed on behalf of each fund by FMR pursuant to authority contained in the fund's
management contract. In the case of the money market    fund    , FMR has
granted investment management authority to the sub-adviser (see the section entitled "Management Contracts"), and the sub-adviser is authorized to place orders for the purchase and sale of portfolio securities, and will do so in accordance with the policies described below. FMR is also responsible for the placement of transaction orders for other investment companies and accounts for which it or its affiliates act as investment adviser. Securities purchased and sold by the money market fund generally will be traded on a net basis (i.e., without commission). In selecting broker-dealers, subject to applicable limitations of the federal securities laws, FMR considers various relevant factors, including, but not limited to, the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the execution efficiency, settlement capability, and financial condition of the broker-dealer firm; the broker-dealer's execution services rendered on a continuing basis; and the reasonableness of any commissions.
The funds may execute portfolio transactions with broker-dealers who provide research and execution services to the funds or other accounts over which FMR or its affiliates exercise investment discretion. Such services may include advice concerning the value of securities; the advisability of investing in, purchasing, or selling securities; and the availability of securities or the purchasers or sellers of securities. In addition, such broker-dealers may furnish analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and performance of accounts; effect securities transactions, and perform functions incidental thereto (such as clearance and settlement). FMR maintains a listing of broker-dealers who provide such services on a regular basis. However, as many transactions on behalf of the money market fund are placed with broker-dealers (including broker-dealers on the list) without regard to the furnishing of such services, it is not possible to estimate the proportion of such transactions directed to such broker-dealers solely because such services were provided. The selection of such broker-dealers generally is made by FMR (to the extent possible consistent with execution considerations) based upon the quality of research and execution services provided.
The receipt of research from broker-dealers that execute transactions on behalf of the funds may be useful to FMR in rendering investment management services to the funds or its other clients, and conversely, such research provided by broker-dealers who have executed transaction orders on behalf of other FMR clients may be useful to FMR in carrying out its obligations to the funds. The receipt of such research has not reduced FMR's normal independent research activities; however, it enables FMR to avoid the additional expenses that could be incurred if FMR tried to develop comparable information through its own efforts.
Subject to applicable limitations of the federal securities laws, broker-dealers may receive commissions for agency transactions that are in excess of the amount of commissions charged by other broker-dealers in recognition of their research and execution services. In order to cause each fund to pay such higher commissions, FMR must determine in good faith that such commissions are reasonable in relation to the value of the brokerage and research services provided by such executing broker-dealers, viewed in terms of a particular transaction or FMR's overall responsibilities to the funds and its other clients. In reaching this determination, FMR will not attempt to place a specific dollar value on the brokerage and research services provided, or to determine what portion of the compensation should be related to those services.
FMR is authorized to use research services provided by and to place portfolio transactions with brokerage firms that have provided assistance in the distribution of shares of the funds, or shares of other Fidelity funds to the extent permitted by law. FMR may use research services provided by and place agency transactions with Fidelity Brokerage Services, Inc. (FBSI), a subsidiary of FMR Corp., if the commissions are fair, reasonable, and comparable to commissions charged by non-affiliated, qualified brokerage firms for similar services.
Section 11(a) of the Securities Exchange Act of 1934 prohibits members of national securities exchanges from executing exchange transactions for accounts which they or their affiliates manage, unless certain requirements are satisfied. Pursuant to such requirements, the Board of Trustees has authorized FBSI to execute portfolio transactions on national securities exchanges in accordance with approved procedures and applicable SEC rules. Each fund's Trustees periodically review FMR's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the funds and review the commissions paid by each fund over representative periods of time to determine if they are reasonable in relation to the benefits to the fund.
For the fiscal periods ended February 2   9    , 199   6 and 1995,     the
portfolio turnover rates were ___% and    55    %, respectively for Spartan
California Intermediate Municipal and ___% and    33    %, respectively for
Spartan California Municipal    Income    .        Because a high turnover
rate increases transaction costs and may increase taxable gains, FMR carefully weighs the anticipated benefits of short-term investing against these consequences. An increased turnover rate is due to a greater volume of shareholder purchase orders, short-term interest rate volatility and other special market conditions.
For fiscal 199   6    ,    Spartan Municipal Money Market,     Spartan
California Intermediate Municipal    Income, and Spartan California
Municipal Income     paid brokerage commissions    of $____, $___, and
$___, respectively. During fiscal 1996, this amounted to approximately __%, __%, and __%, respectively, of the aggregate brokerage commissions paid by each fund involving approximately __%, __%, and __%, respectively, of the aggregate dollar amount of transactions for which the funds paid brokerage commissions. In fiscal 1995 and 1994, the funds paid no brokerage commissions.
From time to time the Trustees will review whether the recapture for the benefit of the funds of some portion of the brokerage commissions or similar fees paid by the funds on portfolio transactions is legally permissible and advisable. Each fund seeks to recapture soliciting broker-dealer fees on the tender of portfolio securities, but at present no other recapture arrangements are in effect. The Trustees intend to continue to review whether recapture opportunities are available and are legally permissible and, if so, to determine in the exercise of their business judgment whether it would be advisable for each fund to seek such recapture.
Although the Trustees and officers of each fund are substantially the same as those of other funds managed by FMR, investment decisions for each fund are made independently from those of other funds managed by FMR or accounts managed by FMR affiliates. It sometimes happens that the same security is held in the portfolio of more than one of these funds or accounts. Simultaneous transactions are inevitable when several funds and accounts are managed by the same investment adviser, particularly when the same security is suitable for the investment objective of more than one fund or account.
When two or more funds are simultaneously engaged in the purchase or sale of the same security, the prices and amounts are allocated in accordance with procedures believed to be appropriate and equitable for each fund. In some cases this system could have a detrimental effect on the price or value of the security as far as each fund is concerned. In other cases, however, the ability of the funds to participate in volume transactions will produce better executions and prices for the funds. It is the current opinion of the Trustees that the desirability of retaining FMR as investment adviser to each fund outweighs any disadvantages that may be said to exist from exposure to simultaneous transactions.
VALUATION OF PORTFOLIO SECURITIES
INTERMEDIATE AND    INCOME     FUNDS. Valuations of portfolio securities
furnished by the pricing service employed by the funds are based upon a computerized matrix system or appraisals by the pricing service, in each case in reliance upon information concerning market transactions and quotations from recognized municipal securities dealers. The methods used by the pricing service and the quality of valuations so established are reviewed by officers of the fund and FSC under the general supervision of the Board of Trustees. There are a number of pricing services available, and the Trustees, or officers acting on behalf of the Trustees, on the basis of on-going evaluation of these services, may use other pricing services or discontinue the use of any pricing service in whole or in part. MONEY MARKET FUND. The money market fund values its investments on the basis of amortized cost. This technique involves valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its value based on current market quotations or appropriate substitutes which reflect current market conditions. The amortized cost value of an instrument may be higher or lower than the price the fund would receive if it sold the instrument.
Valuing the money market fund's instruments on the basis of amortized cost and use of the term "money market fund" are permitted by Rule 2a-7 under the 1940 Act. The fund must adhere to certain conditions under Rule 2a-7. The Board of Trustees oversees FMR's adherence to SEC rules concerning money market funds, and has established procedures designed to stabilize the fund's NAV at $1.00. At such intervals as they deem appropriate, the Trustees consider the extent to which NAV calculated by using market valuations would deviate from $1.00 per share. If the Trustees believe that a deviation from the fund's amortized cost per share may result in material dilution or other unfair results to shareholders, the Trustees have agreed to take such corrective action, if any, as they deem appropriate to eliminate or reduce, to the extent reasonably practicable, the dilution or unfair results. Such corrective action could include selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; redeeming shares in kind; establishing NAV by using available market quotations; and such other measures as the Trustees may deem appropriate.
During periods of declining interest rates, the money market fund's yield based on amortized cost may be higher than the yield based on market valuations. Under these circumstances, a shareholder in the fund would be able to obtain a somewhat higher yield than would result if the fund utilized market valuations to determine its NAV. The converse would apply in a period of rising interest rates.
PERFORMANCE
The funds may quote performance in various ways. All performance information supplied by the funds in advertising is historical and is not intended to indicate future returns. A bond fund's share price, and each fund's yield and total return fluctuate in response to market conditions and other factors, and the value of a bond fund's shares when redeemed may be more or less than their original cost.
YIELD CALCULATIONS. To compute the money market fund's yield for a period, the net change in value of a hypothetical account containing one share reflects the value of additional shares purchased with dividends from the one original share and dividends declared on both the original share and any additional shares. The net change is then divided by the value of the account at the beginning of the period to obtain a base period return. This base period return is annualized to obtain a current annualized yield. The money market fund also may calculate a compound effective yield by compounding the base period return over a one-year period. In addition to the current yield, the money market fund may quote yields in advertising based on any historical seven-day period. Yields for the money market fund are calculated on the same basis as other money market funds, as required by regulation.
For the bond funds, yields are computed by dividing the fund's interest income for a given 30-day or one-month period, net of expenses, by the average number of shares entitled to receive dividends during the period, dividing this figure by the fund's net asset value per share (NAV) at the end of the period, and annualizing the result (assuming compounding of
income) in order to arrive at an annual per   centage rate.     Yields do
not reflect Spartan California Municipal Income's .50% redemption fee, which applies to shares held less than 180 days. Income is calculated for
purposes of the bond funds   '     yield quotations in accordance with
standardized methods applicable to all stock and bond funds. In general, interest income is reduced with respect to bonds trading at a premium over their par value by subtracting a portion of the premium from income on a daily basis, and is increased with respect to bonds trading at a discount by adding a portion of the discount to daily income. Capital gains and losses generally are excluded from the calculation.
Income calculated for the purposes of determining the bond fund's yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding of income assumed in yield calculations, the bond fund's yield may not equal its distribution rate, the income paid to your account, or the income reported in the fund's financial statements.
Yield information may be useful in reviewing a fund's performance and in providing a basis for comparison with other investment alternatives. However, each fund's yield fluctuates, unlike investments that pay a fixed interest rate over a stated period of time. When comparing investment alternatives, investors should also note the quality and maturity of the portfolio securities of respective investment companies they have chosen to consider.
Investors should recognize that in periods of declining interest rates a fund's yield will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates the fund's yield will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to a fund from the continuous sale of its shares will likely be invested in instruments producing lower yields than the balance of the fund's holdings, thereby reducing the fund's current yield. In periods of rising interest rates, the opposite can be expected to occur.
A fund's tax-equivalent yield is the rate an investor would have to earn from a fully taxable investment before taxes to equal the fund's tax-free yield. Tax-equivalent yields are calculated by dividing a fund's yield by the result of one minus a stated federal or combined federal and state tax rate. If only a portion of a fund's yield is tax-exempt, only that portion is adjusted in the calculation.
The following tables show the effect of a shareholder's tax status on
effective yield under federal and state income tax laws for 199   6    .
The second table shows the approximate yield a taxable security must provide at various income brackets to produce after-tax yields equivalent
to those of hypothetical tax-exempt obligations yielding from    2.0    %
to    8.0    %. Of course, no assurance can be given that a fund will
achieve any specific tax-exempt yield. While the funds invest principally in obligations whose interest is exempt from federal and state income tax, other income received by the funds may be taxable. The tables do not take into account local taxes, if any, payable on fund distributions.
Use the        first table to find your approximate effective tax bracket
taking into account federal and state taxes for 199   6    .
   1996 TAX RATES
 Taxable Income   State Combined California
   Federal Income Marginal and Federal Effective
 Single Return Joint Return Tax Bracket Rate Tax Bracket**
$ 24,001 - 25,083     $40,101 - 50,166 28.% 6.0% 32.32%
 25,084 - 31,700  50,167 - 63,400 28 8.0 33.76
 31,701 - 58,150  63,401 - 96,900 28 9.3 34.70
 58,151 - 109,936  96,901 - 147,700 31 9.3 37.42
 109,937 - 121,300  -- - --  31 10.0 37.90
 -- - --   147,701 - 219,872 36 9.3 41.95
 121,301 - 219,872  219,873 - 263,750 36 10.0 42.40
 219,873 - 263,750  -- - --  36 11.0 43.04
 -- - --   263,751 - 439,744 39.6 10.0 45.64   263,751 +   439,745 +  39.6
11.0 46.24
* Net amount subject to federal income tax after deductions and exemptions. Assumes ordinary income only.
** Excludes the impact of the phaseout of personal exemptions, limitations on itemized deductions, and other credits, exclusions, and adjustments which may increase a taxpayer's marginal tax rate. An increase in a shareholder's marginal tax rate would increase that shareholder's tax-equivalent yield.
Having determined your effective tax bracket, use the following table to determine the tax-equivalent yield for a given tax-free yield.
If your effective combined federal and state personal tax rate in 1996 is:



       32.32%    33.76%    34.70%    37.42%    37.90%    41.95%    42.40%           43.04%           45.64%           46.24%


    To match these tax-free yields: Your taxable investment would have to earn the following yield:



    2%    2.96%     3.02%     3.06%     3.20%     3.22%     3.45%     3.47%     3.51%            3.68%            3.72%

    3%    4.43%     4.53%     4.59%     4.79%     4.83%     5.17%     5.21%     5.27%            5.52%            5.58%

    4%    5.91%     6.04%     6.13%     6.39%     6.44%     6.89%     6.94%     7.02%            7.36%            7.44%

    5%    7.39%     7.55%     7.66%     7.99%     8.05%     8.61%     8.68%     8.78%            9.20%            9.30%

    6%    8.87%     9.06%     9.19%     9.59%     9.66%     10.34%    10.42%    10.53%           11.04%           11.16%

    7%    10.34%    10.57%    10.72%    11.19%    11.27%    12.06%    12.15%    12.29%           12.88%           13.02%

    8%    11.82%    12.08%    12.25%    12.78%    12.88%    13.78%    13.89%    14.04%           14.72%           14.88%


Each fund may invest a portion of its assets in obligations that are subject to state or federal income taxes. When a fund invests in these obligations, its tax-equivalent yield will be lower. In the table above, the tax-equivalent yields are calculated assuming investments are 100% federally and state tax-free.
TOTAL RETURN CALCULATIONS. Total returns quoted in advertising reflect all aspects of a fund's return, including the effect of reinvesting dividends and capital gain distributions, and any change in the fund's NAV over a stated period. Average annual total returns are calculated by determining the growth or decline in value of a hypothetical historical investment in a fund over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative total return of 100% over ten years would produce an average annual total return of 7.18%, which is the steady annual rate of return that would equal 100% growth on a compounded basis in ten years. While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that a fund's performance is not constant over time, but changes from year to year, and that average annual total returns represent averaged figures as opposed to the actual year-to-year performance of the fund.
In addition to average annual total returns, a fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, or a series of redemptions, over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return. Total returns may be quoted on a before-tax or after-tax basis and may or may not include the effect of
   Spartan California Municipal Income's .50    % redemption fee on shares
held less than    180     days. Excluding a fund's redemption fee from a
total return calculation produces a higher total return figure. Total returns, yields, and other performance information may be quoted numerically or in a table, graph, or similar illustration, and may omit or include the effect of the $5.00 account closeout fee.
NET ASSET VALUE. Charts and graphs using a fund's net asset values, adjusted net asset values, and benchmark indices may be used to exhibit performance. An adjusted NAV includes any distributions paid by a fund and reflects all elements of its return. Unless otherwise indicated, a fund's adjusted NAVs are not adjusted for sales charges, if any.
HISTORICAL FUND RESULTS. The following tables show the money market fund's
7-day yields, the bond funds   '     30-day yields, each fund's
tax-equivalent yields, and total returns for periods ended February
2   9    , 199   6    . Total return figures include the effect of the
$5.00 account closeout fee based on an average size account, but not
   Spartan California Municipal Income's     .50% redemption fee,
applicable to shares held less than less than 180 days.
The tax-equivalent yield is based on a combined effective federal and state
income tax rate of __   _    % and reflects that, as of February 2   9    ,
19   96    , none of the fund's income was subject to state taxes. Note that each fund may invest in securities whose income is subject to the federal alternative minimum tax.


                  Average Annual Total Returns               Cumulative Total Returns



                      Thirty-/Se   Tax-         One         Five                       One         Five
                      ven-Day      Equivalent   Year        Years       Life of        Year        Years       Life of
                      Yield        Yield                                Fund   *                               Fund*



   Spartan CA
           %            %            %           %           %*             %           %           %*
   Money Market

Spartan CA             %            %            %           %           %**            %           %           %**
Intermediate

   Spartan CA
           %            %            %           %           %*             %           %           %*
   Income



   * From November 27, 1989 (commencement of operations) for Spartan California Municipal Money Market and Spartan California Municipal Income and from December 30, 1993 (commencement of operations) for Spartan California Intermediate Municipal Income.
Note: If FMR had not reimbursed certain fund expenses during these periods,
the yield   s for Spartan California Municipal Money Market and Spartan
California Intermediate Municipal Income     would have been ___%    and
___%, respectively, and each fund's     total returns would have been
lower.
The following table shows the income and capital elements of each fund's cumulative total return. The table compares each fund's return to the record of the Standard & Poor's Composite Index of 500 Stocks (S&P 500), the Dow Jones Industrial Average (DJIA), and the cost of living (measured by the Consumer Price Index, or CPI) over the same period. The CPI information is as of the month end closest to the initial investment date for each fund. The S&P 500 and DJIA comparisons are provided to show how each fund's total return compared to the record of a broad average of common stocks and a narrower set of stocks of major industrial companies, respectively, over the same period. Of course, since each fund invests in short-term fixed-income securities, common stocks represent a different type of investment from the fund. Common stocks generally offer greater growth potential than the funds, but generally experience greater price volatility, which means greater potential for loss. In addition, common stocks generally provide lower income than a fixed-income investment such as the funds. Figures for the S&P 500 and DJIA are based on the prices of unmanaged groups of stocks and, unlike the funds' returns, do not include the effect of paying brokerage commissions or other costs of
investing   .
During the period from November 27, 1989 (commencement of operations) to
   February 29,     199   6    , a hypothetical $10,000 investment in
   Spartan California Municipal Money Market Fund     would have grown to
$   ________    , assuming all distributions were reinvested. This was a
period of fluctuating interest rates and bond prices and the figures below should not be considered representative of the dividend income or capital gain or loss that could be realized from an investment in the fund today.
 Spartan California Municipal Money Market    Fund     Indices

                      Value of     Value of

                      Initial      Reinvested                                     Cost

                      $10,000      Dividend              Total                    of

   Period Ended       Investment   Distributions         Value   S&P 500   DJIA   Living**



   1996

1995

1994

1993

1992

1991

1990*


* From November 27, 1989 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 made on November 27, 1989, the net amount invested in fund shares was $10,000. The cost of the initial investment ($10,000), together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested), amounted to
$   ____    . If distributions had not been reinvested, the amount of
distributions earned from the fund over time would have been smaller, and
cash payments for the period would have amounted to $   ______ for
dividends and $_____ for capital gains distributions    . Tax consequences
of different investments have not been factored into the above figures.
During the period from    December 30, 1993     (commencement of
operations) to February 2   9    , 199   6    , a hypothetical $10,000
investment in    Spartan California Intermediate Municipal Income Fund
would have grown to $   _______    , assuming all distributions were
reinvested. This was a period of fluctuating interest rates and bond prices and the figures below should not be considered representative of the dividend income or capital gain or loss that could be realized from an investment in the fund today.
 Spartan California Intermediate Municipal Income Fund Indices

                      Value of     Value of        Value of

                      Initial      Reinvested      Reinvested                                    Cost

                      $10,000      Dividend        Capital Gain    Total                         of

   Period Ended       Investment   Distributions   Distributions   Value     S&P 500   DJIA      Living**

   1996

1995

1994   *


   *     From December 30, 1993 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 made on December 30, 1993, the net amount invested in fund shares was $10,000. The cost of the initial investment ($10,000), together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested), amounted to
$   ____    . If distributions had not been reinvested, the amount of
distributions earned from the fund over time would have been smaller, and
cash payments for the period would have amounted to $   ____     for
dividends and $   ____     for capital gains distributions. Tax
consequences of different investments have not been factored into the above
figures.    The figures in the table do not reflect the effect of the
fund's $5.00 account closeout fee.
During the period from    November 27, 1989     (commencement of
operations) to February 2   9    , 199   6    , a hypothetical $10,000
investment in    Spartan California Municipal Income Fund     would have
grown to $   ______    , assuming all distributions were reinvested. This
was a period of fluctuating interest rates and bond prices and the figures below should not be considered representative of the dividend income or capital gain or loss that could be realized from an investment in the fund today.
 Spartan California Municipal Income Fund Indices

                Value of     Value of        Value of

                Initial      Reinvested      Reinvested                               Cost

   Period       $10,000      Dividend        Capital Gain    Total                    of

   Ended        Investment   Distributions   Distributions   Value   S&P 500   DJIA   Living**

199   6

1995

1994

1993

1992

1991

1990   *


   *     From November 27, 1989 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 made on November 27, 1989 the net amount invested in fund shares was $10,000. The cost of the initial investment ($10,000), together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested), amounted to
$   _______    . If distributions had not been reinvested, the amount of
distributions earned from the fund over time would have been smaller, and
cash payments for the period would have amounted to $   ______     for
dividends and $   ______     for capital gains distributions. Tax
consequences of different investments have not been factored into the above
figures.    The figures in the table do not reflect the effect of the
fund's $5.00 account closeout fee or the fund's .50% redemption fee applicable to shares held less than 180 days.
PERFORMANCE COMPAR   I    SONS. A fund's performance may be compared to the
performance of other mutual funds in general, or to the performance of particular types of mutual funds. These comparisons may be expressed as mutual fund rankings prepared by Lipper Analytical Services, Inc. (Lipper), an independent service located in Summit, New Jersey that monitors the performance of mutual funds. Lipper generally ranks funds on the basis of total return, assuming reinvestment of distributions, but does not take sales charges or redemption fees into consideration, and is prepared without regard to tax consequences. Lipper may also rank funds based on yield. In addition to the mutual fund rankings, a fund's performance may be compared to stock, bond, and money market mutual fund performance indices prepared by Lipper or other organizations. When comparing these indices, it is important to remember the risk and return characteristics of each type of investment. For example, while stock mutual funds may offer higher potential returns, they also carry the highest degree of share price volatility. Likewise, money market funds may offer greater stability of principal, but generally do not offer the higher potential returns available from stock mutual funds.
From time to time, a fund's performance may also be compared to other mutual funds tracked by financial or business publications and periodicals. For example, the fund may quote Morningstar, Inc. in its advertising materials. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. Rankings that compare the performance of Fidelity funds to one another in appropriate categories over specific periods of time may also be quoted in advertising. A fund may be compared in advertising to Certificates of Deposit (CDs) or other investments issued by banks or other depository institutions. Mutual funds differ from bank investments in several respects. For example, a fund may offer greater liquidity or higher potential returns than CDs, a fund does not guarantee your principal or your return, and fund shares are not FDIC insured.
Fidelity may provide information designed to help individuals understand their investment goals and explore various financial strategies. Such information may include information about current economic, market, and political conditions; materials that describe general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting; questionnaires designed to help create a personal financial profile; worksheets used to project savings needs based on assumed rates of inflation and hypothetical rates of return; and action plans offering investment alternatives. Materials may also include discussions of Fidelity's asset allocation funds and other Fidelity funds, products, and services.
Ibbotson Associates of Chicago, Illinois (Ibbotson) provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury
bills, the U.S. rate of inflation (based on the        CPI   )    , and
combinations of various capital markets. The performance of these capital markets is based on the returns of different indices.
Fidelity funds may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the funds. Ibbotson calculates total returns in the same method as the funds. The funds may also compare performance to that of other compilations or indices that may be developed and made available in the future.
A fund may compare its performance or the performance of securities in which it may invest to averages published by IBC USA (Publications), Inc. of Ashland, Massachusetts. These averages assume reinvestment of
distributions. The IBC/Donoghue's MONEY FUND AVERAGES   (Trademark) /All
Tax-Free,     which is reported in the MONEY FUND REPORT(registered
trademark), covers over ___    tax-free     money market funds. The Bond
Fund Report AverageS(trademark)/   All Tax-Free    , which is reported in
the BOND FUND REPORT(registered trademark), covers over ___    tax-free
bond funds. When evaluating comparisons to money market funds, investors should consider the relevant differences in investment objectives and policies. Specifically, money market funds invest in short-term, high-quality instruments and seek to maintain a stable $1.00 share price.
Bond funds, however, invest in longer-term instruments and    their
share price   s     change daily in response to a variety of factors.
A fund may compare and contrast in advertising the relative advantages of investing in a mutual fund versus an individual municipal bond. Unlike tax-free mutual funds, individual municipal bonds offer a stated rate of interest and, if held to maturity, repayment of principal. Although some individual municipal bonds might offer a higher return, they do not offer the reduced risk of a mutual fund that invests in many different securities. The initial investment requirements and sales charges of many tax-free mutual funds are lower than the purchase cost of individual municipal bonds, which are generally issued in $5,000 denominations and are subject to direct brokerage costs.
In advertising materials, Fidelity may reference or discuss its products and services, which may include other Fidelity funds; retirement investing; brokerage products and services; model portfolios or allocations; saving for college or other goals; charitable giving; and the Fidelity credit card. In addition, Fidelity may quote or reprint financial or business publications and periodicals as they relate to current economic and political conditions, fund management, portfolio composition, investment philosophy, investment techniques, the desirability of owning a particular mutual fund, and Fidelity services and products. Fidelity may also reprint, and use as advertising and sales literature, articles from Fidelity Focus, a quarterly magazine provided free of charge to Fidelity fund shareholders. A fund may present its fund number, Quotron(trademark) number, and CUSIP number, and discuss or quote its current portfolio manager.
VOLATILITY. A fund may quote various measures of volatility and benchmark correlation in advertising. In addition, the fund may compare these measures to those of other funds. Measures of volatility seek to compare the fund's historical share price fluctuations or total returns to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. All measures of volatility and correlation are calculated using averages of historical data. In advertising, a fund may also discuss or illustrate examples of interest rate sensitivity. MOMENTUM INDICATORS indicate a fund's price movements over specific periods of time. Each point on the momentum indicator represents the fund's percentage change in price movements over that period.
A fund may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares during periods of low price levels.
As of February 2   9    , 199   6    , FMR advised over $__ billion in
tax-free fund assets, $__ billion in money market fund assets, $___ billion in equity fund assets, $__ billion in international fund assets, and $___ billion in Spartan fund assets. The funds may reference the growth and variety of money market mutual funds and the adviser's innovation and participation in the industry. The equity funds under management figure represents the largest amount of equity fund assets under management by a mutual fund investment adviser in the United States, making FMR America's leading equity (stock) fund manager. FMR, its subsidiaries, and affiliates maintain a worldwide information and communications network for the purpose of researching and managing investments abroad.
In addition to performance rankings, each fund may compare its total expense ratio to the average total expense ratio of similar funds tracked by Lipper. A fund's total expense ratio is a significant factor in comparing bond and money market investments because of its effect on yield. ADDITIONAL PURCHASE AND REDEMPTION INFORMATION
Each fund is open for business and its net asset value per share (NAV) is calculated each day the New York Stock Exchange (NYSE) is open for trading.
The NYSE has designated the following holiday closings for 19   96    : New
Year's Day, Presidents' Day (observed), Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. Although FMR expects the same holiday schedule to be observed in the future, the NYSE may modify its holiday schedule at any time. In addition, the funds will not process wire purchases and redemptions on days when the Federal Reserve Wire System is closed.
FSC normally determines each fund's NAV as of the close of the NYSE (normally 4:00 p.m. Eastern time). However, NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the Securities and Exchange Commission (SEC). To the extent that portfolio securities are traded in other markets on days when the NYSE is closed, a fund's NAV may be affected on days when investors do not have access to the fund to purchase or redeem shares. In addition, trading in some of a fund's portfolio securities may not occur on days when the fund is open for business.
If the Trustees determine that existing conditions make cash payments undesirable, redemption payments may be made in whole or in part in securities or other property, valued for this purpose as they are valued in computing a fund's NAV. Shareholders receiving securities or other property on redemption may realize a gain or loss for tax purposes, and will incur any costs of sale, as well as the associated inconveniences.
Pursuant to Rule 11a-3 under the Investment Company Act of 1940 (the 1940
Act), each fund is required to give shareholders at least 60 days' notice prior to terminating or modifying its exchange privilege. Under the Rule, the 60-day notification requirement may be waived if (i) the only effect of a modification would be to reduce or eliminate an administrative fee, redemption fee, or deferred sales charge ordinarily payable at the time of an exchange, or (ii) the fund suspends the redemption of the shares to be exchanged as permitted under the 1940 Act or the rules and regulations thereunder, or the fund to be acquired suspends the sale of its shares because it is unable to invest amounts effectively in accordance with its investment objective and policies.
In the Prospectus, each fund has notified shareholders that it reserves the right at any time, without prior notice, to refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected. DISTRIBUTIONS AND TAXES
DISTRIBUTIONS. If you request to have distributions mailed to you and the U.S. Postal Service cannot deliver your checks, or if your checks remain uncashed for six months, Fidelity may reinvest your distributions at the then-current NAV. All subsequent distributions will then be reinvested until you provide Fidelity with alternate instructions.
DIVIDENDS. To the extent that each fund's income is designated as federally tax-exempt interest, the daily dividends declared by the fund are also federally tax-exempt. Short-term capital gains are distributed as dividend income, but do not qualify for the dividends-received deduction. These gains will be taxed as ordinary income. Each fund will send each shareholder a notice in January describing the tax status of dividend and capital gain distributions (if any) for the prior year.
Shareholders are required to report tax-exempt income on their federal tax returns. Shareholders who earn other income, such as Social Security benefits, may be subject to federal income tax on up to 85% of such benefits to the extent that their income, including tax-exempt income, exceeds certain base amounts.
Each fund purchases municipal securities that are free from federal income tax based on opinions of counsel regarding their tax status. These opinions generally will be based on covenants by the issuers or other parties regarding continuing compliance with federal tax requirements. If at any time the covenants are not complied with, distribution to shareholders of interest on a security could become federally taxable retroactive to the
date the security was issued. F   or certain types of structured
securities, opinions of counsel may also be based on the effect of the structure on the federal and state tax treatment of the income.
As a result of the Tax Reform Act of 1986, interest on certain "private activity" securities is subject to the federal alternative minimum tax
(AMT), although the interest continues to be excludable from gross income for other tax purposes. Interest from private activity securities will be considered tax-exempt for purposes of each fund's policies of investing so that at least 80% of its income distributions are free from federal income tax. Interest from private activity securities is a tax preference item for the purposes of determining whether a taxpayer is subject to the AMT and the amount of AMT to be paid, if any. Private activity securities issued after August 7, 1986 to benefit a private or industrial user or to finance a private facility are affected by this rule.
A portion of the gain on bonds purchased with market discount after April 30, 1993 and short-term capital gains distributed by each fund are taxable to shareholders as dividends, not as capital gains. Dividend distributions resulting from a recharacterization of gain from the sale of bonds purchased with market discount after April 30, 1993 are not considered income for purposes of each fund's policy of investing so that at least 80%
of    their     income distribution   s are     free from federal income
tax. The    money market     fund may distribute any net realized
short-term capital gains and taxable market discount once a year or more often, as necessary, to maintain its net asset value at $1.00 per share. Corporate investors should note that a tax preference item for purposes of the corporate AMT is 75% of the amount by which adjusted current earnings (which includes tax-exempt interest) exceeds the alternative minimum taxable income of the corporation. If a shareholder receives an exempt-interest dividend and sells shares at a loss after holding them for a period of six months or less, the loss will be disallowed to the extent of the amount of exempt-interest dividend.
CALIFORNIA TAX MATTERS. As long as a fund continues to qualify as a regulated investment company under the federal Internal Revenue Code, it will incur no California income or franchise tax liability on income and capital gains distributed to shareholders. California personal income tax law provides that exempt-interest dividends paid by a regulated investment company, or series thereof, from interest on obligations that are exempt from California personal income tax are excludable from gross income. For a fund to qualify to pay exempt-interest dividends under California law, at least 50% of the value of its assets must consist of such obligations at the close of each quarter of its fiscal year. For purposes of California personal income taxation, distributions to individual shareholders derived from interest on other types of obligations and short-term capital gains will be taxed as dividends, and long-term capital gain distributions will be taxed as long-term capital gains. California has an alternative minimum tax similar to the federal AMT described above. However, the California AMT does not include interest from private activity municipal obligations as an item of tax preference. Interest on indebtedness incurred or continued by a shareholder in connection with the purchase of shares of a fund will not be deductible for California personal income tax purposes.
CAPITAL GAIN DISTRIBUTIONS. Long-term capital gains earned by each fund on the sale of securities and distributed to shareholders are federally taxable as long-term capital gains, regardless of the length of time shareholders have held their shares. If a shareholder receives a long-term capital gain distribution on shares of a fund, and such shares are held six months or less and are sold at a loss, the portion of the loss equal to the amount of the long-term capital gain distribution will be considered a long-term loss for tax purposes. Short-term capital gains distributed by each fund are taxable to shareholders as dividends, not as capital gains. The money market fund does not anticipate distributing long-term capital gains.
   As of February 29, 1996, the funds had capital loss carryovers available to offset future capital gains, approximated as follows:

                                            Aggregate          Amount that Expires on February 28
                                            Capital
                                            Loss

                                            Carryovers

   Spartan California Money Market

   Spartan California Intermediate

   Spartan California Income


TAX STATUS OF THE FUNDS. Each fund intends to qualify each year as a "regulated investment company" for tax purposes so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as a regulated investment company and avoid being subject to federal income or excise taxes at the fund level, each fund intends to distribute substantially all of its net investment income and net realized capital gains within each calendar year as well as on a fiscal year basis. Each fund intends to comply with other tax rules applicable to regulated investment companies, including a requirement that capital gains from the sale of securities held less than three months constitute less than 30% of the fund's gross income for each fiscal year. Gains from some futures contracts, and options are included in this 30% calculation, which may limit a fund's investments in such instruments.
   The money market fund is treated as a separate entity from the other
funds of Fidelity California Municipal Trust II for tax purposes.     Each
   bond     fund is treated as a separate entity from the other funds of
Fidelity California Municipal Trust for tax purposes.
OTHER TAX INFORMATION. The information above is only a summary of some of the tax consequences generally affecting each fund and its shareholders, and no attempt has been made to discuss individual tax consequences. In addition to federal income taxes, shareholders may be subject to state and local taxes on fund distributions, and shares may be subject to state and local personal property taxes. Investors should consult their tax advisers to determine whether a fund is suitable to their particular tax situation. FMR
   All of the stock of FMR is owned by FMR Corp., its parent organized in 1972. The voting common stock of FMR Corp. is divided into two classes. Class B is held predominantly by members of the Edward C. Johnson 3d family and is entitled to 49% of the vote on any matter acted upon by the voting common stock. Class A is held predominantly by non-Johnson family member employees of FMR Corp. and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Class B shareholders have entered into a shareholders' voting agreement under which all Class B shares will be voted in accordance with the majority vote of Class B shares. Under the Investment Company Act of 1940 (1940 Act), control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company. Therefore, through their ownership of voting common stock and the execution of the shareholders' voting agreement, members of the Johnson family may be
deemed, under the 1940 Act, to form a controllin    g group with respect to
FMR Corp.
At present, the principal operating activities of FMR Corp. are those conducted by three of its divisions as follows: FSC, which is the transfer and shareholder servicing agent for certain of the funds advised by FMR; Fidelity Investments Institutional Operations Company, which performs shareholder servicing functions for institutional customers and funds sold through intermediaries; and Fidelity Investments Retail Marketing Company, which provides marketing services to various companies within the Fidelity organization.
Fidelity investment personnel may invest in securities for their own account pursuant to a code of ethics that sets forth all employees' fiduciary responsibilities regarding the funds, establishes procedures for personal investing and restricts certain transactions. For example, all personal trades in most securities require pre-clearance, and participation in initial public offerings is prohibited. In addition, restrictions on the timing of personal investing in relation to trades by Fidelity funds and on short-term trading have been adopted.
TRUSTEES AND OFFICERS
The Trustees and executive officers of the trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers elected or appointed to Fidelity California Municipal Trust II prior to the money market fund's conversion from a series of a Fidelity California
   Municipal     Trust served in identical capacities. All persons named as
Trustees also serve in similar capacities for other funds advised by FMR. The business address of each Trustee and officer who is an "interested person" (as defined in the Investment Company Act of 1940) is 82 Devonshire Street, Boston, Massachusetts 02109, which is also the address of FMR. The business address of all the other Trustees is Fidelity Investments, P.O. Box 9235, Boston, Massachusetts 02205-9235. Those Trustees who are "interested persons" by virtue of their affiliation with either the trust or FMR are indicated by an asterisk (*).
*EDWARD C. JOHNSON 3d (6   5)    , Trustee and President, is Chairman,
Chief Executive Officer and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of FMR Texas Inc., Fidelity Management & Research (U.K.) Inc., and Fidelity Management & Research (Far East) Inc.
*J. GARY BURKHEAD (54),        Trustee and Senior Vice President, is
President of FMR; and President and a Director of FMR Texas Inc., Fidelity Management & Research (U.K.) Inc., and Fidelity Management & Research (Far
East) Inc.
RALPH F. COX (63), Trustee    (    1991), is a consultant to Western Mining
Corporation (1994). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production, 1990). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of Sanifill Corporation (non-hazardous waste, 1993) and CH2M Hill Companies (engineering). In addition, he served on the Board of Directors of the Norton Company (manufacturer of industrial devices, 1983-1990) and continues to serve on the Board of Directors of the Texas State Chamber of Commerce, and is a member of advisory boards of Texas A&M University and the University of Texas at Austin.
PHYLLIS BURKE DAVIS        (64), Trustee (1992). Prior to her retirement in
September 1991, Mrs. Davis was the Senior Vice President of Corporate Affairs of Avon Products, Inc. She is currently a Director of BellSouth Corporation (telecommunications), Eaton Corporation (manufacturing, 1991), and the TJX Companies, Inc. (retail stores, 1990), and previously served as a Director of Hallmark Cards, Inc. (1985-1991) and Nabisco Brands, Inc. In addition, she is a member of the President's Advisory Council of The University of Vermont School of Business Administration.
RICHARD J. FLYNN (72),        Trustee, is a financial consultant. Prior to
September 1986, Mr. Flynn was Vice Chairman and a Director of the Norton Company (manufacturer of industrial devices). He is currently a Trustee of College of the Holy Cross and Old Sturbridge Village, Inc., and he previously served as a Director of Mechanics Bank (1971-1995).
E. BRADLEY JONES (68),        Trustee (1990). Prior to his retirement in
1984, Mr. Jones was Chairman and Chief Executive Officer of LTV Steel Company. He is a Director of TRW Inc. (original equipment and replacement products), Cleveland-Cliffs Inc (mining), Consolidated Rail Corporation, Birmingham Steel Corporation, and RPM, Inc. (manufacturer of chemical products, 1990), and he previously served as a Director of NACCO Industries, Inc. (mining and marketing, 1985-1995) and Hyster-Yale Materials Handling, Inc. (1985-1995). In addition, he serves as a Trustee of First Union Real Estate Investments, a Trustee and member of the Executive Committee of the Cleveland Clinic Foundation, a Trustee and member of the Executive Committee of University School (Cleveland), and a Trustee of Cleveland Clinic Florida.
DONALD J. KIRK (63),        Trustee, is Executive-in-Residence (1995) at
Columbia University Graduate School of Business and a financial consultant. From 1987 to January 1995, Mr. Kirk was a Professor at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Mr. Kirk is a Director of General Re Corporation (reinsurance), and he previously served as a Director of Valuation Research Corp. (appraisals and valuations, 1993-1995). In addition, he serves as Chairman of the Board of Directors of the National Arts Stabilization Fund, Vice Chairman of the Board of Trustees of the Greenwich Hospital Association, and as a Member of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995).
*PETER S. LYNCH (53),        Trustee (1990) is Vice Chairman and Director
of FMR (1992). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991); Vice President of Fidelity Magellan Fund and FMR Growth Group Leader; and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services (1991-1992). He is a Director of W.R. Grace & Co. (chemicals) and Morrison Knudsen Corporation (engineering and construction). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield (1989) and Society for the Preservation of New England Antiquities, and as an Overseer of the Museum of Fine Arts of Boston (1990).
GERALD C. McDONOUGH (66),        Trustee, is Chairman of G.M. Management
Group (strategic advisory services). Prior to his retirement in July 1988, he was Chairman and Chief Executive Officer of Leaseway Transportation Corp. (physical distribution services). Mr. McDonough is a Director of ACME-Cleveland Corp. (metal working, telecommunications and electronic products), Brush-Wellman Inc. (metal refining), York International Corp. (air conditioning and refrigeration), Commercial Intertech Corp. (water treatment equipment, 1992), and Associated Estates Realty Corporation (a real estate investment trust, 1993).
EDWARD H. MALONE (71),        Trustee. Prior to his retirement in 1985, Mr.
Malone was Chairman, General Electric Investment Corporation and a Vice President of General Electric Company. He is a Director of Allegheny Power Systems, Inc. (electric utility), General Re Corporation (reinsurance) and Mattel Inc. (toy manufacturer). In addition, he serves as a Trustee of Corporate Property Investors, the EPS Foundation at Trinity College, the Naples Philharmonic Center for the Arts, and Rensselaer Polytechnic Institute, and he is a member of the Advisory Boards of Butler Capital Corporation Funds and Warburg, Pincus Partnership Funds.
MARVIN L. MANN (62),        Trustee (1993) is Chairman of the Board,
President, and Chief Executive Officer of Lexmark International, Inc. (office machines, 1991). Prior to 1991, he held the positions of Vice President of International Business Machines Corporation ("IBM") and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Director of M.A. Hanna Company (chemicals, 1993) and Infomart (marketing services, 1991), a Trammell Crow Co. In addition, he serves as the Campaign Vice Chairman of the Tri-State United Way (1993) and is a member of the University of Alabama President's Cabinet (1990).
THOMAS R. WILLIAMS        (66), Trustee, is President of The Wales Group,
Inc. (management and financial advisory services). Prior to retiring in 1987, Mr. Williams served as Chairman of the Board of First Wachovia Corporation (bank holding company), and Chairman and Chief Executive Officer of The First National Bank of Atlanta and First Atlanta Corporation (bank holding company). He is currently a Director of BellSouth Corporation (telecommunications), ConAgra, Inc. (agricultural products), Fisher Business Systems, Inc. (computer software), Georgia Power Company (electric utility), Gerber Alley & Associates, Inc. (computer software), National Life Insurance Company of Vermont, American Software, Inc., and AppleSouth, Inc. (restaurants, 1992).
FRED L. HENNING, JR.        (56), Vice President, is Vice President of
Fidelity's money market (1994) and fixed-income (1995) funds and Senior Vice President of FMR Texas Inc.
PORTFOLIO MANAGER BIO WILL BE UPDATED WHEN REC'D FROM DAN HYNES.
ARTHUR S. LORING (   48    ), Secretary, is Senior Vice President (1993)
and General Counsel of FMR, Vice President-Legal of FMR Corp., and Vice President and Clerk of FDC.
KENNETH A. RATHGEBER (48), Treasurer (1995), is Treasurer of the Fidelity funds and is an employee of FMR (1995). Before joining FMR, Mr. Rathgeber was a Vice President of Goldman Sachs & Co. (1978-1995), where he served in various positions, including Vice President of Proprietary Accounting (1988-1992), Global Co-Controller (1992-1994), and Chief Operations Officer
of Goldman Sachs (Asia) LLC (1994-1995)   .
THOMAS D. MAHER (51), Assistant Vice President (1990), is Assistant Vice President of Fidelity's money market funds and Vice President and Associate General Counsel of FMR Texas Inc. (1990). Prior to 1990, Mr. Maher was an employee of FMR.
JOHN H. COSTELLO (49), Assistant Treasurer, is an employee of FMR.
LEONARD M. RUSH (49), Assistant Treasurer (1994), is an employee of FMR
(1994). Prior to becoming Assistant Treasurer of the Fidelity funds, Mr. Rush was Chief Compliance Officer of FMR Corp. (1993-1994); Chief Financial Officer of Fidelity Brokerage Services, Inc. (1990-1993); and Vice President, Assistant Controller, and Director of the Accounting Department
- First Boston Corp. (1986-1990).
The following table sets forth information describing the compensation of each current trustee of each fund for his or her services as trustee for
the fiscal year ended February 2   9    , 1996.
COMPENSATION TABLE
      AGGREGATE COMPENSATION


                       Ralph F.    Phyllis    Richard    E.         Donald    Gerald C.    Edward    Marvin    Thomas
                       Cox         Burke      J. Flynn   Bradley    J. Kirk   McDonough    H.        L. Mann   R.
                                   Davis                 Jones                             Malone              Williams

   Spartan CA          $           $          $          $          $         $            $         $         $
   Money Market

   Sp. CA
   Inter-mediate

   Sp. CA Income



Trustees                             Pension or          Estimated Annual    Total
                                     Retirement          Benefits Upon       Compensation
                                     Benefits Accrued    Retirement from     from the Fund
                                     as Part of Fund     the Fund            Complex*
                                     Expenses from the   Complex*
                                     Fund Complex*

J. Gary Burkhead**                   $ 0                 $ 0                 $ 0

Ralph F. Cox                          5,200               52,000              12   8    ,000

Phyllis Burke Davis                   5,200               52,000              12   5    ,000

Richard J. Flynn                      0                   52,000                 160    ,500

Edward C. Johnson 3d**                0                   0                   0

   E. Bradley Jones                      5,200               49,400              128,000

Donald J. Kirk                        5,200               52,000              12   9    ,   5    00

Peter S. Lynch**                      0                   0                   0

Gerald C. McDonough                   5,200               52,000              12   8    ,000

Edward H. Malone                      5,200               44,200              128,000

Marvin L. Mann                        5,200               52,000              12   8    ,000

Thomas R. Williams                    5,200               52,000              12   5    ,   0    00


* Information is as of December 31, 199   5     for 2   19     funds in the
complex.
** Interested trustees of the fund are compensated by FMR.
The non-interested Trustees may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of a Deferred Compensation Plan (the Plan). Under the Plan, compensation deferred by a Trustee is periodically adjusted as though an equivalent amount had been invested and reinvested in shares of one or more funds in the complex designated by such Trustee (designated securities). The amount paid to the Trustee under the Plan will be determined based upon the performance of such investments. Deferral of Trustees' fees in accordance with the Plan will have a negligible effect on a fund's assets, liabilities, and net income per share, and will not obligate the fund to retain the services of any Trustee or to pay any particular level of compensation to the Trustee. Each fund may invest in such designated securities under the Plan without shareholder approval.
 Under a retirement program adopted in July 1988, the non-interested Trustees, upon reaching age 72, become eligible to participate in a retirement program under which they receive payments during their lifetime from a fund based on their basic trustee fees and length of service. The obligation of a fund to make such payments is not secured or funded. Trustees become eligible if, at the time of retirement, they have served on the Board for at least five years. Currently, Messrs. Ralph S. Saul, William R. Spaulding, Bertram H. Witham, and David L. Yunich, all former non-interested Trustees, receive retirement benefits under the program.
On February 2   9    ,    1996,     the Trustees and officers of each fund
owned, in the aggregate, less than __% of each fund's total outstanding shares.
MANAGEMENT CONTRACTS
Each fund employs FMR to furnish investment advisory and other services.
Under its management contract with each        fund, FMR acts as investment
adviser and, subject to the supervision of the Board of Trustees, directs the investments of each fund in accordance with its investment objective, policies, and limitations. FMR also provides each fund with all necessary office facilities and personnel for servicing each fund's investments, compensates all officers of each fund and all Trustees who are "interested persons" of the trusts or of FMR, and all personnel of each fund or FMR performing services relating to research, statistical, and investment activities.
In addition, FMR or its affiliates, subject to the supervision of the Board of Trustees, provide the management and administrative services necessary for the operation of each fund. These services include providing facilities for maintaining each fund's organization; supervising relations with custodians, transfer and pricing agents, accountants, underwriters, and other persons dealing with each fund; preparing all general shareholder communications and conducting shareholder relations; maintaining each fund's records and the registration of each fund's shares under federal and state laws; developing management and shareholder services for each fund; and furnishing reports, evaluations, and analyses on a variety of subjects to the Trustees.
FMR is responsible for the payment of all expenses of each fund with certain exceptions. Specific expenses payable by FMR include, without limitation, expenses for the typesetting, printing, and mailing proxy materials to shareholders; legal expenses, and the fees of the custodian, auditor and non-interested Trustees; costs of typesetting, printing, and mailing prospectuses and statements of additional information, notices and reports to shareholders; each fund's proportionate share of insurance premiums and Investment Company Institute dues. FMR also provides for transfer agent and dividend disbursing services and portfolio and general accounting record maintenance through FSC.
FMR pays all other expenses of each fund with the following exceptions: fees and expenses of all Trustees of the trust who are not "interested persons" of the trust or FMR (the non-interested Trustees); interest on borrowings; taxes; brokerage commissions (if any); and such nonrecurring expenses as may arise, including costs of any litigation to which a fund may be a party, and any obligation they may have to indemnify the officers and Trustees with respect to litigation.
FMR is    Spartan California Municipal Income's     manager pursuant to a
management contract dated October 19, 1989, which was approved by
shareholders on October 3, 1990, and is the manager of    Spartan
California Municipal Money Market     pursuant to a management contract
dated April 18, 1994. The April 18, 1994 contract was approved by Fidelity California Municipal Trust as sole shareholder of the money market fund on April 18, 1994, pursuant to an Agreement and Plan of Conversion approved by public shareholders of the money market fund on February 16, 1994. (The terms of the money market fund's current contract with FMR duplicate those of its previous contract, which was dated October 19, 1989.) FMR is
   Spartan California Intermediate Municipal Income's     manager pursuant
to a management contract dated December 17, 1993, which was approved by FMR as sole shareholder of the fund on December 20, 1993. The management fee paid to FMR is reduced by an amount equal to the fees and expenses of the non-interested Trustees.
For the services of FMR under each contract,    Spartan California
Municipal Money Market, Spartan California Intermediate Municipal Income,
and Spartan California Municipal Income     pay FMR a monthly management
fee at the annual rate of .50%, .55%, and .55%, respectively, of average net assets throughout the month.
FMR may, from time to time, voluntarily reimburse all or a portion of each fund's operating expenses (exclusive of interest, taxes, brokerage commissions, and extraordinary expenses). FMR retains the ability to be repaid for these expense reimbursements in the amount that expenses fall below the limit prior to the end of the fiscal year. Expense reimbursements by FMR will increase each fund's total returns and yield and repayment of the reimbursement by each fund will lower its total returns and yields. During the fiscal periods reported, FMR voluntarily agreed to reimburse certain funds to the extent that the fund's aggregate operating expenses were in excess of an annual rate of its average net assets. The table below
identifies the funds in reimbursement; the level   s     of an   d
periods for such reimbursement; the amount of management fees incurred under each contract before reimbursement; and the dollar amount reimbursed by FMR, if any, for each period.
   SPARTAN CA     MONEY MARKET:
From  To Expense Limitation
November 1, 1992 April 30, 1993 .35%
May 1, 1993 August 31, 1993 .15%
September 1, 1993 February 28, 1994 .20%
March 1, 1994 July 31, 1994 .25%
August 1, 1994    June 30, 1995     .30%
   July 1, 1995 November 30, 1995 .32%
December 1, 1995         --- .35%
 MANAGEMENT FEES AMOUNT OF
   FISCAL YEAR     BEFORE REIMBURSEMENT REIMBURSEMENTS
   1996  $ $
1995  5,998,081 2,654,441
1994  4,714,027 2,767,561
   SPARTAN CA     INTERMEDIATE:
From  To Expense Limitation
   October 1, 1994 April 30, 1995 .10%
May 1, 1995 January 31, 1996 .25%
February 1, 1996        --- .40%
 MANAGEMENT FEES AMOUNT OF
   FISCAL YEAR     BEFORE REIMBURSEMENT REIMBURSEMENTS
   1996  $  $
1995  196,443  180,062
1994  7,123  7,123
To defray shareholder service costs, FMR or its affiliates also collect each fund's $5.00 exchange fee, $5.00 account closeout fee, $5.00 fee for wire purchases and redemptions, and the money market and intermediate funds' $2.00 checkwriting charge. Shareholder transaction fees and charges collected by FMR are indicated in the tables below.
   SPARTAN CA     MONEY MARKET   :

Period                  Exchange Fees   Account Closeout Fees   Wire Fees   Checkwriting
   Ended February                                                           Charge

   1996                    $               $                       $           $

1995                      8,370          2,319                   1,540       12,864

1994                    15,035          2,506                   1,970               14,645

SPARTAN CA INTERMEDIATE:
Period Ended   Exchange Fees   Account Closeout Fees   Wire Fees   Checkwriting
February                                                           Charge

   1996           $               $                       $           $

1995           965             170                     75          80

1994           85              10                      0           0

   SPARTAN CA INCOME    :
Period Ended   Exchange Fees   Account Closeout Fees   Wire Fees
February

   1996           $               $                       $

1995           7,690           2,445                   610

1994           9,400           1,520                   805

To comply with the California Code of Regulations, FMR will reimburse each fund if and to the extent that each fund's aggregate annual operating expenses exceed specified percentages of its average net assets. The applicable percentages are 2 1/2% of the first $30 million, 2% of the next $70 million, and 1 1/2% of average net assets in excess of $100 million. When calculating each fund's expenses for purposes of this regulation, each fund may exclude interest, taxes, brokerage commissions, and extraordinary expenses, as well as a portion of its distribution plan expenses and custodian fees attributable to investments in foreign securities.
SUB-ADVISER. On behalf of    Spartan California Municipal Money Market    ,
FMR has entered into a sub-advisory agreement with FTX pursuant to which FTX has primary responsibility for providing portfolio investment management services to the fund.
Under the sub-advisory agreement, dated    April 18, 1994    , which was
approved by shareholders on    February 16, 1994    , FMR pays FTX fees
equal to 50% of the management fee payable to FMR under its management
contract with        the fund   .     The fees paid to FTX are not reduced
by any voluntary or mandatory expense reimbursements that may be in effect from time to time. On behalf of Spartan California Municipal Money Market,
for fiscal    1996    ,    1995    , and    1994    , FMR paid FTX fees of
$________, $   2,999,041     and $   2,357,014    , respectively.
For the fiscal years ended    February 29, 1996 and February 28, 1995 and
1994,     no fees were paid by FMR to    FTX     on behalf of    Spartan
California Intermediate Municipal Income and Spartan California Municipal
Income    .
DISTRIBUTION AND SERVICE PLANS
The Trustees have approved Distribution and Service Plans on behalf of the funds (the Plans) pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the Rule). The Rule provides in substance that a mutual fund may not engage directly or indirectly in financing any activity that is primarily intended to result in the sale of shares of a fund except pursuant to a plan approved on behalf of the fund under the Rule. The Plans, as approved by the Trustees, allow the funds and FMR to incur certain expenses that might be considered to constitute indirect payment by the funds of distribution expenses.
Under each Plan, if the payment of management fees by the funds to FMR is deemed to be indirect financing by the funds of the distribution of their shares, such payment is authorized by the Plans. Each Plan also specifically recognizes that FMR, either directly or through FDC, may use its management fee revenue, past profits, or other resources, without limitation, to pay promotional and administrative expenses in connection with the offer and sale of shares of each fund. In addition, each Plan provides that FMR may use its resources, including its management fee revenues, to make payments to third parties that assist in selling shares of each fund, or to third parties, including banks, that render shareholder support services.
For fiscal 1996, third party payments amounted to $_____, $_____, and $_____ on behalf of Spartan California Money Market, Spartan California Intermediate Municipal Income, and Spartan California Municipal Income, respectively.
Prior to approving each Plan, the Trustees carefully considered all pertinent factors relating to the implementation of the Plan, and have determined that there is a reasonable likelihood that the Plan will benefit the fund and its shareholders. In particular, the Trustees noted that the Plans do not authorize payments by a fund other than those made to FMR under its management contract with the fund. To the extent that each Plan gives FMR and FDC greater flexibility in connection with the distribution of shares of each fund, additional sales of fund shares may result. Furthermore, certain shareholder support services may be provided more effectively under the Plans by local entities with whom shareholders have other relationships.
   Spartan California Municipal Income's     plan was approved by
shareholders on October 3, 1990.    Spartan California Intermediate
Income's     plan was approved by FMR as the then sole shareholder of the
fund on December 20, 1993.    Spartan California Municipal Money
Market's     plan was approved by Fidelity California Municipal Trust on
April 18, 1994 as the then sole shareholder of the fund, pursuant to an Agreement and Plan of Conversion approved by public shareholders of the fund on February 16, 1994.
The Glass-Steagall Act generally prohibits federally and state chartered or supervised banks from engaging in the business of underwriting, selling, or distributing securities. Although the scope of this prohibition under the Glass-Steagall Act has not been clearly defined by the courts or appropriate regulatory agencies, FDC believes that the Glass-Steagall Act should not preclude a bank from performing shareholder support services, or servicing and recordkeeping functions. FDC intends to engage banks only to perform such functions. However, changes in federal or state statutes and regulations pertaining to the permissible activities of banks and their affiliates or subsidiaries, as well as further judicial or administrative decisions or interpretations, could prevent a bank from continuing to perform all or a part of the contemplated services. If a bank were prohibited from so acting, the Trustees would consider what actions, if any, would be necessary to continue to provide efficient and effective shareholder services. In such event, changes in the operation of the funds might occur, including possible termination of any automatic investment or redemption or other services then provided by the bank. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences. In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein, and banks and financial institutions may be required to register as dealers pursuant to state law.
Each fund may execute portfolio transactions with, and purchase securities issued by, depository institutions that receive payments under the Plans. No preference for the instruments of such depository institutions will be shown in the selection of investments.
CONTRACTS WITH FMR AFFILIATES
UMB Bank, n.a. (UMB) is each fund's custodian and transfer agent. UMB has entered into sub-contracts with FSC, an affiliate of FMR, under the terms of which FSC performs the processing activities associated with providing transfer agent and shareholder servicing functions for each fund. Under this arrangement, FSC receives annual account fees and asset-based fees for each retail account and certain institutional accounts based on account size. In addition, the fees for retail accounts are subject to increase based on postal rate changes. With respect to certain institutional retirement accounts, FSC receives asset-based fees only. With respect to certain other institutional retirement accounts, FSC receives annual account fees and asset based fees based on fund type. FSC also collects small account fees from certain accounts with balances of less than $2,500. UMB has additional sub-contracts with FSC, pursuant to which FSC performs the calculations necessary to determine each fund's net asset value per share and dividends and maintains each fund's accounting records. Under this arrangement, FSC receives a fee based on each fund's average net assets. UMB is entitled to reimbursement from FMR for fees paid to FSC since FMR must bear these costs pursuant to its management contract with each fund.
Each fund has a distribution agreement with FDC, a Massachusetts corporation organized on July 18, 1960. FDC is a broker-dealer registered under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. The distribution agreement calls for FDC to use all reasonable efforts, consistent with its other business, to secure purchasers for shares of each fund, which are continuously offered at net asset value. Promotional and administrative expenses in connection with the offer and sale of shares are paid by FMR.
DESCRIPTION OF THE TRUSTS
TRUSTS' ORGANIZATION. Spartan California Intermediate Municipal Income Fund and Spartan California Municipal Income Fund are funds (series) of Fidelity California Municipal Trust (the Massachusetts trust), an open-end management investment company organized as a Massachusetts business trust on April 28, 1983. On February 27, 1984 the trust's name was changed from Fidelity California Tax-Exempt Money Market Trust to Fidelity California Tax-Free Fund and on November 1, 1989 its name was changed to Fidelity California Municipal Trust. Currently, there are four funds of the Massachusetts trust: Fidelity California Insured Municipal Income Fund, Fidelity California Municipal Income Fund, Spartan California Intermediate Municipal Income Fund, and Spartan California Municipal Income Fund. The Massachusetts trust's Declaration of Trust permits the Trustees to create additional funds.
Spartan California Municipal Money Market Fund is a fund (series) of Fidelity California Municipal Trust II (the Delaware trust), an open-end management investment company organized as a Delaware business trust on June 20, 1991. Currently, there are two funds of the Delaware trust:
Fidelity California Municipal Money Market Fundo and Spartan California Municipal Money Market Fund. Fidelity California Municipal Money Market Fund and Spartan California Municipal Money Market Fund entered into agreements to acquire all of the assets of the Fidelity California Municipal Money Market Fundo and Spartan California Municipal Money Market Fund, series of the Fidelity California Municipal Trust, on December 30, 1991 and April 18, 1994, respectively. The Delaware trust's Trust Instrument permits the Trustees to create additional funds.
In the event that FMR ceases to be investment adviser to a trust or any of its funds, the right of the trust or the fund to use the identifying names "Fidelity" and "Spartan" may be withdrawn. There is a remote possibility that one fund might become liable for ant misstatement in its prospectus or statement of additional information about another fund.
The assets of each trust received for the issue or sale of shares of each of its funds and all income, earnings, profits, and proceeds thereof, subject only to the rights of creditors, are especially allocated to such fund, and constitute the underlying assets of such fund. The underlying assets of each fund are segregated on the books of account, and are to be charged with the liabilities with respect to such fund and with a share of the general expenses of their respective trusts. Expenses with respect to the trusts are to be allocated in proportion to the asset value of their respective funds, except where allocations of direct expense can otherwise be fairly made. The officers of the trusts, subject to the general supervision of the Boards of Trustees, have the power to determine which expenses are allocable to a given fund, or which are general or allocable to all of the funds of a certain trust. In the event of the dissolution or liquidation of a trust, shareholders of each fund of that trust are entitled to receive as a class the underlying assets of such fund available for distribution.
SHAREHOLDER AND TRUSTEE LIABILITY - MASSACHUSETTS TRUST. The Massachusetts trust is an entity of the type commonly known as "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable for the obligations of the trust. The Declaration of Trust provides that the Massachusetts trust shall not have any claim against shareholders except for the payment of the purchase price of shares and requires that each agreement, obligation, or instrument entered into or executed by the Massachusetts trust or its Trustees shall include a provision limiting the obligations created thereby to the Massachusetts trust and its assets. The Declaration of Trust provides for indemnification out of each fund's property of any shareholders held personally liable for the obligations of the fund. The Declaration of Trust also provides that each fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the fund itself would be unable to meet its obligations. FMR believes that, in view of the above, the risk of personal liability to shareholders is remote.
The Declaration of Trust further provides that the Trustees, if they have exercised reasonable care, will not be liable for any neglect or wrongdoing, but nothing in the Declaration of Trust protects Trustees against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.
SHAREHOLDER AND TRUSTEE LIABILITY - DELAWARE TRUST. The Delaware trust is a business trust organized under Delaware law. Delaware law provides that shareholders shall be entitled to the same limitations of personal liability extended to stockholders of private corporations for profit. The courts of some states, however, may decline to apply Delaware law on this point. The Trust Instrument contains an express disclaimer of shareholder liability for the debts, liabilities, obligations, and expenses of the Delaware trust and requires that a disclaimer be given in each contract entered into or executed by the Delaware trust or its Trustees. The Trust Instrument provides for indemnification out of each fund's property of any shareholder or former shareholder held personally liable for the obligations of the fund. The Trust Instrument also provides that each fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply, no contractual limitation of liability was in effect, and the fund is unable to meet its obligations. FMR believes that, in view of the above, the risk of personal liability to shareholders is extremely remote.
The Trust Instrument further provides that the Trustees shall not be personally liable to any person other than the Delaware trust or its shareholders; moreover, the Trustees shall not be liable for any conduct whatsoever, provided that Trustees are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.
VOTING RIGHTS - BOTH TRUSTS. Each fund's capital consists of shares of
beneficial interest. As a shareholder of either of the    funds within
California Municipal Trust    , you receive one vote for each dollar value
of net asset value you own. The shares have no preemptive or conversion rights; voting and dividend rights, the right of redemption, and the privilege of exchange are described in the Prospectus. Shares are fully paid and nonassessable, except as set forth under the respective "Shareholder and Trustee Liability" headings above. Shareholders representing 10% or more of a trust or one of its funds may, as set forth in the Declaration of Trust or Trust Instrument, call meetings of the trust or fund for any purpose related to the trust or fund, as the case may be, including, in the case of a meeting of an entire trust, the purpose on voting on removal of one or more Trustees.
A trust or any fund may be terminated upon the sale of its assets to (or, in the case of the Delaware trust and its funds, merger with) another open-end management investment company or series thereof, or upon
liquidation and distribution of its assets.    For funds within Fidelity
California Municipal Trust II, such terminations generally must be approved by vote of the holders of a majority of the outstanding shares of the trust or the fund. For funds within California Municipal Trust, such terminations generally must be approved by vote of the holders of a majority of the trust or the fund, as determined by the current value of each shareholder's
investment in the fund or trust;     however, the Trustees of the Delaware
trust may, without prior shareholder approval, change the form of the organization of the Delaware trust by merger, consolidation, or incorporation. If not so terminated or reorganized, the trusts and their funds will continue indefinitely.
Under the Trust Instrument, the Trustees may, without shareholder vote, cause the Delaware trust to merge or consolidate into one or more trusts, partnerships, or corporations, so long as the surviving entity is an open-end management investment company that will succeed to or assume the Delaware trust registration statement, or cause the Delaware trust to be
incorporated under Delaware law.    Each fund of California Municipal Trust
may also invest all of its assets in another investment company    .
CUSTODIAN. UMB Bank, n.a., 1010 Grand Avenue, Kansas City, Missouri 64106, is custodian of the assets of the funds. The custodian is responsible for the safekeeping of the funds' assets and the appointment of subcustodian banks and clearing agencies. The custodian takes no part in determining the investment policies of a fund or in deciding which securities are purchased
or sold by a fund.    H    owever,    a fund may     invest in obligations
of the custodian and may purchase securities from or sell securities to the
custodian.    The Bank of New York and Chemical Bank, each headquartered in
New York, also may serve as special purpose custodian of certain assets in connection with pooled repurchase agreement transactions.
FMR, its officers and directors, its affiliated companies, and the trusts' Trustees may from time to time have transactions with various banks, including banks serving as custodian for certain of the funds advised by FMR. Transactions that have occurred to date include mortgages and personal and general business loans. In the judgment of FMR, the terms and conditions of those transactions were not influenced by existing or potential custodial or other fund relationships.
AUDITOR.    [To be filed by subsequent amendment]
FINANCIAL STATEMENTS
   [To be filed by subsequent amendment]
APPENDIX
DOLLAR-WEIGHTED AVERAGE MATURITY is derived by multiplying the value of each investment by the number of days remaining to its maturity, adding these calculations, and then dividing the total by the value of the fund's portfolio. An obligation's maturity is typically determined on a stated
final maturity basis, although there are some    exceptions     to this
rule.
For example, if its is probable that the issuer of an instrument will take advantage of a maturity-shortening device, such as a call, refunding, or redemption provision, the date on which the instrument will probably be called, refunded, or redeemed may be considered to be its maturity date. When a municipal bond issuer has committed to call an issue of bonds and has established an independent escrow account that is sufficient to, and is pledged to, refund that issue, the number of days to maturity for the prerefunded bond is considered to be the number of days to the announced call date of the bonds.
The descriptions that follow are examples of eligible ratings for the funds. A fund may, however, consider the ratings for other types of investments and the ratings assigned by other rating organizations when determining the eligibility of a particular investment.
DESCRIPTION OF MOODY'S INVESTORS SERVICE, INC.'S RATINGS OF STATE AND MUNICIPAL NOTES:
Moody's ratings for state and municipal and other short-term obligations will be designated Moody's Investment Grade (MIG, or VMIG for variable rate obligations). This distinction is in recognition of the difference between short-term credit risk and long-term credit risk. Factors affecting the liquidity of the borrower and short-term cyclical elements are critical in short-term ratings, while other factors of major importance in bond risk, long-term secular trends for example, may be less important in the short run. Symbols used will be as follows:
MIG-1/VMIG-1 - This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support, or demonstrated broad-based access to the market for refinancing.
MIG-2/VMIG-2 - This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.
MIG-3/VMIG-3 - This designation denotes favorable quality. All security elements are accounted for, but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established. MIG-4/VMIG-4 - This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and, although not distinctly or predominantly speculative, there is specific risk.
DESCRIPTION OF STANDARD & POOR'S CORPORATION'S RATINGS OF STATE AND MUNICIPAL NOTES:
SP-1 - Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.
SP-2 - Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.
SP-3 - Speculative capacity to pay principal and interest.
DESCRIPTION OF MOODY'S INVESTORS SERVICE, INC.'S MUNICIPAL BOND RATINGS:
AAA - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
AA - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities.
A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.
BAA - Bonds which are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
BA - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. CAA - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.
CA - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.
C - Bonds which are rated C are the lowest-rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
There are nine basic rating categories for long-term obligations. They range from AAA (highest quality) to C (lowest quality). Those bonds within the AA, A, BAA, BA and B categories that Moody's believes possess the strongest credit attributes within those categories are designated by the symbols AA1, A1, BAA1, BA1 and B1.
DESCRIPTION OF STANDARD & POOR'S CORPORATION'S MUNICIPAL BOND RATINGS:
AAA - Debt rated AAA has the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.
AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.
A - Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.
BB - Debt rate BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.
B - Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.
CCC - Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.
CC - Debt rated CC is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating.
C - The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed but debt service payments are continued.
CI - The rating CI is reserved for income bonds on which no interest is being paid.
D - Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating will also be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.
The ratings from AA to CCC may be modified by the addition of a plus or minus to show relative standing within the major rating categories. DESCRIPTION OF MOODY'S INVESTORS SERVICE, INC.'S CORPORATE BOND RATINGS:
AAA - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
AA - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities.
A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.
BAA - Bonds which are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
BA - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. CAA - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.
CA - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.
C - Bonds which are rated C are the lowest-rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
Moody's applies numerical modifiers, 1, 2, and 3, in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.
DESCRIPTION OF STANDARD & POOR'S CORPORATION'S CORPORATE BOND RATINGS:
AAA - Debt rated AAA has the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.
AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.
A - Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.
BB - Debt rate BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.
B - Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.
CCC - Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.
CC - Debt rated CC is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating.
C - The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed but debt service payments are continued.
CI - The rating CI is reserved for income bonds on which no interest is being paid.
D - Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating will also be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.
The ratings from AA to CCC may be modified by the addition of a plus or minus to show relative standing within the major rating categories.




FIDELITY CALIFORNIA MUNICIPAL FUNDS
FIDELITY CALIFORNIA MUNICIPAL TRUST
FIDELITY CALIFORNIA MUNICIPAL TRUST II

CROSS REFERENCE SHEET
FORM N-1A

ITEM NUMBER   PROSPECTUS SECTION


1            ..............................   Cover Page

2     a      ..............................   Expenses

      b, c   ..............................   Contents; The Funds at a Glance; Who May Want
                                              to Invest

3     a      ..............................   *

      b      ..............................   *

      c, d   ..............................   Performance

4     a      i.............................   Charter

             ii...........................    The Funds at a Glance; Investment Principles and
                                              Risks;

      b      ..............................   Investment Principles and Risks

      c      ..............................   Who May Want to Invest; Investment Principles
                                              and Risks

5     a      ..............................   Charter

      b      i.............................   Cover Page;  The Funds at a Glance;  Doing
                                              Business with Fidelity; Charter

             ii...........................    Charter

             iii..........................    Expenses; Breakdown of Expenses

      c      ..............................   Charter

      d      ..............................   Charter; Breakdown of Expenses

      e      ..............................   Cover Page;  Charter

      f      ..............................   Expenses

      g      ..............................   *

5     A      ..............................   Performance

6     a      i.............................   Charter

             ii...........................    How to Buy Shares; How to Sell Shares;
                                              Transaction Details; Exchange Restrictions

             iii..........................    Charter

      b      .............................    *

      c      ..............................   Exchange Restrictions; Transaction Details

      d      ..............................   *

      e      ..............................   Doing Business with Fidelity; How to Buy Shares;
                                              How to Sell Shares; Investor Services

      f, g   ..............................   Dividends, Capital Gains, and Taxes

7     a      ..............................   Charter; Cover Page

      b      ..............................   Expenses;  How to Buy Shares; Transaction
                                              Details

      c      ..............................   *

      d      ..............................   How to Buy Shares

      e      ..............................   *

      f      ..............................   Breakdown of Expenses

8            ..............................   How to Sell Shares; Investor Services; Transaction
                                              Details; Exchange Restrictions

9            ..............................   *


* Not Applicable






CROSS REFERENCE SHEET
(CONTINUED)
FORM N-1A

ITEM NUMBER           STATEMENT OF ADDITIONAL INFORMATION SECTION


10, 11           ............................    Cover Page

12               ............................    Description of the Trusts

13       a - c   ............................    Investment Policies and Limitations

         d       ............................    *

14       a - c   ............................    Trustees and Officers

15       a, b    ............................    *

         c       ............................    Trustees and Officers

16       a i     ............................    FMR;  Portfolio Transactions

           ii    ............................    Trustees and Officers

          iii    ............................    Management Contracts

         b       ............................    Management Contracts

         c, d    ............................    Contracts with FMR  Affiliates

         e       ............................    Management Contracts

         f       ............................    Distribution and Service Plans

         g       ............................    *

         h       ............................    Description of the Trusts

         i       ............................    Contracts with FMR  Affiliates

17       a - c   ............................    Portfolio Transactions

         d, e    ............................    *

18       a       ............................    Description of the Trusts

         b       ............................    *

19       a       ............................    Additional Purchase and Redemption Information

         b       ............................    Additional Purchase and Redemption Information;
                                                 Valuation of Portfolio Securities

         c       ............................    *

20               .............................   Distributions and Taxes

21       a, b    ............................    Contracts with FMR  Affiliates

         c       ............................    *

22       a       ............................    *

         b       ............................    Performance

23               ............................    Financial Statements


* Not Applicable




Please read this prospectus before investing, and keep it on file for future reference. It contains important information, including how each fund invests and the services available to shareholders.
To learn more about each fund and its investments, you can obtain a copy of the funds' most recent financial reports and portfolio listing, or a copy
of the Statement of Additional    Information (SAI) dated April 19, 1996.
    The SAI has been filed with the Securities and Exchange Commission
(SEC) and is incorporated herein by reference (legally forms a part of the prospectus). For a free copy of either document, call Fidelity at 1-800-544-8888.
Investments in the money market fund are neither insured nor guaranteed by the U.S. government, and there can be no assurance that the fund will maintain a stable $1.00 share price.
Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal
Reserve Board, or any other agency,    and are subject to investment risks,
including possible loss of principal amount invested.

LIKE ALL MUTUAL
FUNDS, THESE
SECURITIES HAVE NOT
BEEN APPROVED OR
DISAPPROVED BY THE
SECURITIES AND
EXCHANGE
COMMISSION OR ANY
STATE SECURITIES
COMMISSION, NOR HAS
THE SECURITIES AND
EXCHANGE
COMMISSION OR ANY
STATE SECURITIES
COMMISSION PASSED
UPON THE ACCURACY
OR ADEQUACY OF THIS
PROSPECTUS. ANY
REPRESENTATION TO
THE CONTRARY IS A
CRIMINAL OFFENSE.
   CFR-pro-496


FIDELITY
CALIFORNIA
   MUNICIPAL
FUNDS


Each of these funds seeks a high level of current income free from federal income tax and California state personal income tax. The funds have different strategies, however, and carry varying degrees of risk and yield potential.
   FIDELITY CALIFORNIA MUNICIPAL
MONEY MARKET FUND
FIDELITY CALIFORNIA INSURED
MUNICIPAL INCOME FUND
FIDELITY CALIFORNIA MUNICIPAL
INCOME FUND
PROSPECTUS
   APRIL 19, 1996    (FIDELITY_LOGO_GRAPHIC) 82 DEVONSHIRE STREET, BOSTON,
MA 02109
CONTENTS



KEY FACTS                   THE FUNDS AT A GLANCE

                            WHO MAY WANT TO INVEST

                            EXPENSES Each fund's yearly
                            operating expenses.

                            FINANCIAL HIGHLIGHTS A summary
                            of each fund's financial data.

                            PERFORMANCE How each fund has
                            done over time.

THE FUNDS IN DETAIL         CHARTER How each fund is
                            organized.

                            INVESTMENT PRINCIPLES AND RISKS
                            Each fund's overall approach to
                            investing.

                            BREAKDOWN OF EXPENSES How
                            operating costs are calculated and
                            what they include.

YOUR ACCOUNT                DOING BUSINESS WITH FIDELITY

                            TYPES OF ACCOUNTS Different
                            ways to set up your account.

                            HOW TO BUY SHARES Opening an
                            account and making additional
                            investments.

                            HOW TO SELL SHARES Taking money
                            out and closing your account.

                            INVESTOR SERVICES  Services to
                            help you manage your account.

SHAREHOLDER AND             DIVIDENDS, CAPITAL GAINS,
ACCOUNT POLICIES            AND TAXES

                            TRANSACTION DETAILS Share price
                            calculations and the timing of
                            purchases and redemptions.

                            EXCHANGE RESTRICTIONS

KEY FACTS


THE FUNDS AT A GLANCE
MANAGEMENT: Fidelity Management & Research Company (FMR) is the management arm of Fidelity Investments, which was established in 1946 and is now America's largest mutual fund manager. FMR Texas Inc. (FTX), a subsidiary
of FMR, chooses investments for    Fidelity California Municipal Money
Market Fund    .
As with any mutual fund, there is no assurance that a fund will achieve its goal.
   CAL. MUNICIPAL MONEY
CALIFORNIA MONEY MARKET

GOAL: High current tax-free income for California residents while maintaining a stable $1.00 share price.
STRATEGY: Invests in high-quality, short-term municipal money market securities whose interest is free from federal income tax and California personal income tax.
   CAL.     INSURED MUNICIPAL
CALIFORNIA MONEY MARKET

GOAL: High current tax-free income for California residents.
STRATEGY: Invests mainly in long-term municipal securities that are covered by insurance guaranteeing the timely payment of principal and interest, and whose interest is free from federal income tax and California personal income tax.
   CAL. MUNICIPAL INCOME
CALIFORNIA MONEY MARKET

GOAL: High current tax-free income for California residents.
STRATEGY: Invests mainly in longer-term, investment-grade municipal securities whose interest is free from federal income tax and California personal income tax.
WHO MAY WANT TO INVEST
These non-diversified funds may be appropriate for investors in higher tax brackets who seek high current income that is free from federal and California income taxes. Each fund's level of risk and potential reward,
depend on the quality and maturity of its investments.    California
Municipal Money Marke    t is managed to keep its share price stable at
$1.00.    California Insured Municipal Income and California Municipal
Income     with their broader range of investments, have the potential for higher yields, but also carry a higher degree of risk. The insured fund provides a high degree of credit quality because insurance covers the timely payment of interest and principal. However, the cost of the insurance lowers the fund's yield. You should consider your investment objective and tolerance for risk when making an investment decision.
The value of the funds' investments and the income they generate will vary from day to day, and generally reflect interest rates, market conditions,
and other federal and state political and economic news.    W    hen you
sell your shares of    California Insured Municipal Income Fund and
California Municipal Income Fund    , they may be worth more or less than
what you paid for them. By themselves, these funds do not constitute a balanced investment plan.

EXPENSES
SHAREHOLDER TRANSACTION EXPENSES are charges you pay when you buy, sell or
hold shares of a fund. See page    29     for more information about these
fees.
Maximum sales charge on purchases and
reinvested distributions None
Deferred sales charge on redemptions None
Exchange fee None
Annual account maintenance fee
(for accounts under $2,500) $12.00
ANNUAL FUND OPERATING EXPENSES are paid out of each fund's assets. Each fund pays a management fee to FMR. It also incurs other expenses for services such as maintaining shareholder records and furnishing shareholder statements and financial reports. A fund's expenses are factored into its share price or dividends and are not charged directly to shareholder
accounts (see page    17    ).
The following are projections based on historical expenses, and are calculated as a percentage of average net assets.
   CAL. MUNICIPAL MONEY
CALIFORNIA MONEY MARKET

Management fee                     %

12b-1 fee                       None

Other expenses                     %

Total fund operating expenses      %

   CAL.     INSURED MUNICIPAL
CALIFORNIA MONEY MARKET

Management fee                     %

12b-1 fee                       None

Other expenses                     %

Total fund operating expenses      %

CAL. MUNICIPAL INCOME
CALIFORNIA MONEY MARKET

Management fee                     %

12b-1 fee                       None

Other expenses                     %

Total fund operating expenses      %

EXAMPLES: Let's say, hypothetically, that each fund's annual return is 5% and that its operating expenses are exactly as just described. For every $1,000 you invested, here's how much you would pay in total expenses if you close your account after the number of years indicated:
 After 1 After 3 After 5 After 10
 year years years years
   California
Money Market $ $ $ $
California
Insured $ $ $ $
California
Income $ $ $ $
These examples illustrate the effect of expenses, but are not meant to suggest actual or expected costs or returns, all of which may vary. FINANCIAL HIGHLIGHTS
The tables that follow are included in the funds' Annual Report and have been audited by ________, independent accountants. Their reports on the financial statements and financial highlights are included in the Annual Report. The financial statements and financial highlights are incorporated by reference into (are legally a part of) the funds' Statement of Additional Information.
[Financial Highlights to be filed by subsequent amendment.]
PERFORMANCE
Mutual fund performance can be measured as TOTAL RETURN or YIELD. The total returns that follow are based on historical fund results.
Each fund's fiscal year runs from March 1 through February 29. The tables below show each fund's performance over past fiscal years compared to three types of measures: a comparative index, a competitive funds average, and a measure of inflation (CPI). Data for the comparative index is only available from June 30, 1993 to the present. The charts on page __ present each fund's calendar-year performance.
AVERAGE ANNUAL TOTAL RETURNS
CALIFORNIA MONEY MARKET

Fiscal periods ended Past 1 Past 5 Life of
February 29, 19   9    6 year Years Fund
   California         %    %    %
   Money

   Market

   California           %    %      %
   Insured

   Lehman Bros.         %    n/a    n/a
   CA

   Insured 1-26
   Yr.

   Muni. Bond
   Index

   Lipper CA            %    %      n/a
   Insured

   Muni. Funds
   Avg.

   California           %    %      %
   Income

   Lehman Bros.         %    n/a    n/a
   CA

   Muni. Bond
   Index

   Lipper CA            %    %      n/a
   Muni.

   Debt Funds
   Avg.

   Consumer             %    %      %
   Price

   Index

CUMULATIVE TOTAL RETURNS
CALIFORNIA MONEY MARKET

Fiscal periods ended Past 1 Past 5 Life of
February 29, 19   9    6 year Years Fund
   California
         %    %    %
   Money Market

   California           %    %      %
   Insured

   Lehman Bros.         %    n/a    n/a
   CA

   Insured 1-26
   Yr.

   Muni. Bond
   Index

   Lipper CA            %    %      n/a
   Insured

   Muni. Funds
   Avg.

   California           %    %      %
   Income

   Lehman Bros.         %    n/a    n/a
   CA

   Muni. Bond
   Index

   Lipper CA            %    %      n/a
   Muni.

   Debt Funds
   Avg.

Consumer                %    %      %
Price
Index


UNDERSTANDING
PERFORMANCE
YIELD illustrates the income
earned by a fund over a
recent period. Seven-day
yields are the most common
illustration of money market
performance. 30-day yields
are usually used for bond
funds. Yields change daily,
reflecting changes in interest
rates.
TOTAL RETURN reflects both the
reinvestment of income and
capital gain distributions, and
any change in a fund's share
price.
(checkmark)
EXPLANATION OF TERMS
TOTAL RETURN is the change in value of an investment in a fund over a given period, assuming reinvestment of any dividends and capital gains. A CUMULATIVE TOTAL RETURN reflects actual performance over a stated period of time. An AVERAGE ANNUAL TOTAL RETURN is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period. Average annual total returns smooth out variations in performance; they are not the same as actual year-by-year results.
YIELD refers to the income generated by an investment in a fund over a given period of time, expressed as an annual percentage rate. When a money market fund yield assumes that income earned is reinvested, it is called an EFFECTIVE YIELD. A TAX-EQUIVALENT YIELD shows what an investor would have to earn before taxes to equal a tax-free yield. Yields for the bond funds are calculated according to a standard that is required for all stock and bond funds. Because this differs from other accounting methods, the quoted yield may not equal the income actually paid to shareholders.
   THE LEHMAN BROTHERS CALIFORNIA INSURED 1-26 YEAR MUNICIPAL BOND INDEX includes all Insured California bonds in the Municipal Index with maturities between 1 and 25.999 years. The LEHMAN BROTHERS CALIFORNIA MUNICIPAL BOND INDEX includes all California bonds in the Municipal Index. THE COMPETITIVE FUNDS AVERAGES are the Lipper California Insured Municipal Funds Average (California Insured Municipal Income) and the Lipper California Municipal Debt Funds Average (California Municipal Income), which currently reflect the performance of over __ and __ mutual funds, respectively, with similar objectives. These averages, which assume reinvestment of distributions, are published by Lipper Analytical Services, Inc.
THE CONSUMER PRICE INDEX is a widely recognized measure of inflation calculated by the U.S. government.
The funds' recent strategies, performance, and holdings are detailed twice a year in financial reports, which are sent to all shareholders. For current performance or a free annual report, call 1-800-544-8888.
   [NOTE: CALENDAR YEAR BAR CHARTS WILL BE INCLUDING IN SUBSEQUENT
FILING]
TOTAL RETURNS AND YIELDS ARE BASED ON PAST RESULTS AND ARE NOT AN INDICATION OF FUTURE PERFORMANCE.
   THE FUNDS IN DETAIL


CHARTER
EACH FUND IS A MUTUAL FUND: an investment that pools shareholders' money
and invests it toward a specified goal. In technical terms,    Fidelity
California Municipal Money Market Fund     is currently a non-diversified
fund of Fidelity California Municipal Trust II, and    Fidelity California
Insured Municipal Income Fund     and Fidelity Mu   nicipal Income Fund
are currently non-diversified funds of Fidelity California Municipal Trust. Both trusts are open-end management investment companies. Fidelity California Municipal Trust II was organized as a Delaware business trust on June 20, 1991. Fidelity California Municipal Trust was organized as a
Massachusetts business trust on April 28, 19   8    3. There is a remote
possibility that one fund might become liable for a misstatement in the prospectus about another fund.
EACH FUND IS GOVERNED BY A BOARD OF TRUSTEES, which is responsible for protecting the interests of shareholders. The trustees are experienced executives who meet throughout the year to oversee the funds' activities, review contractual arrangements with companies that provide services to the funds, and review performance. The majority of trustees are not otherwise affiliated with Fidelity.
THE FUNDS MAY HOLD SPECIAL MEETINGS AND MAIL PROXY MATERIALS. These meetings may be called to elect or remove trustees, change fundamental policies, approve a management contract, or for other purposes. Shareholders not attending these meetings are encouraged to vote by proxy. Fidelity will mail proxy materials in advance, including a voting card and information about the proposals to be voted on. For the money market fund, you are entitled to one vote for each share you own. For the bond funds, the number of votes you are entitled to is based upon the dollar value of your investment.
FMR AND ITS AFFILIATES
FIDELITY FACTS
Fidelity offers the broadest
selection of mutual funds
in the world.
(solid bullet) Number of Fidelity mutual
funds: over ___
(solid bullet) Assets in Fidelity mutual
funds: over $___ billion
(solid bullet) Number of shareholder
accounts: over __ million
(solid bullet) Number of investment
analysts and portfolio
managers: over ___
(checkmark)
The funds are managed by FMR, which chooses their investments and handles their business affairs. FTX, located in Irving, Texas, has primary
responsibility for providing investment management services for    Fidelity
California Municipal Money Market Fund    .
   Jonathan D. Short is manager of California Insured Municipal Income and California Municipal Income, both of which he has managed since March 1995. Mr. Short also manages Spartan California Intermediate Municipal Income and Spartan California Municipal Income. Previously, he was a municipal bond analyst and assistant manager of High Yield Tax-Free. Mr. Short joined Fidelity in 1990, after receiving his MBA from Northwestern University. Fidelity investment personnel may invest in securities for their own account pursuant to a code of ethics that establishes procedures for personal investing and restricts certain transactions.
Fidelity Distributors Corporation (FDC) distributes and markets Fidelity's funds and services. Fidelity Service Co. (FSC) performs transfer agent servicing functions for the funds.
   FMR Corp. is the ultimate parent company of FMR and FTX. Members of the Edward C. Johnson 3d family are the predominant owners of a class of shares of common stock representing approximately 49% of the voting power of FMR Corp. Under the Investment Company Act of 1940 (the 1940 Act), control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company; therefore, the Johnson family may be deemed under the 1940 Act to form a controlling group with respect to FMR Corp.
UMB Bank, n.a., is each fund's transfer agent, although it employs FSC to perform these functions for the funds. It is located at 1010 Grand Avenue, Kansas City, Missouri.
To carry out the funds' transactions, FMR may use its broker-dealer affiliates and other firms that sell fund shares, provided that a fund receives services and commission rates comparable to those of other broker-dealers.
INVESTMENT PRINCIPLES AND RISKS
   CALIFORNIA MUNICIPAL MONEY MA    R   KET seeks high current income
    that is free from federal income tax and California personal income tax while maintaining a stable $1.00 share price by investing in high-quality, short-term municipal money market securities of all types. FMR normally invests at least 65% of the fund's total assets in state tax-free securities, and normally invests so that at least 80% of the fund's income distributions are free from federal income tax.
When you sell your shares, they should be worth the same amount as when you bought them. Of course, there is no guarantee that the fund will maintain a stable $1.00 share price. The fund follows industry-standard guidelines on the quality and maturity of its investments, which are designed to help maintain a stable $1.00 share price. The fund will purchase only high-quality securities that FMR believes present minimal credit risks and will observe maturity restrictions on securities it buys. In general, securities with longer maturities are more vulnerable to price changes, although they may provide higher yields. It is possible that a major change in interest rates or a default on the fund's investments could cause its share price (and the value of your investment) to change.
   CALIFORNIA INSURED MUNICIPAL INCOME     seeks high current income that
is free from federal income tax and California personal income tax by investing primarily in municipal securities that are covered by insurance guaranteeing the timely payment of interest and principal. FMR normally invests so that at least 80% of the fund's income distributions are free from federal and California personal income taxes.
   Although the fund can invest in securities of any maturity, FMR seeks to manage the fund so that it generally reacts to changes in interest rates similarly to municipal bonds with maturities between eight and 18 years. As of February 29, 1996, the fund's dollar-weighted average maturity was approximately __ years.
The insurance coverage for the fund's investments is obtained either by the bond's issuer or underwriter, or purchased by the fund. The fund pays premiums for the insurance either directly or indirectly, which increases the credit safety of the fund's investments, but decreases its yield. It is important to note that the insurance does not guarantee the market value of a security or the fund's shares.
The insurance feature provides high credit quality to the fund's portfolio, but the fund may also invest in some uninsured securities that are judged by FMR to be of investment-grade quality.
   CALIFORNIA MUNICIPAL INCOME     seeks high current income that is free
from federal income tax and California personal income tax by investing primarily in municipal securities judged by FMR to be of investment-grade quality, although it can also invest in lower-quality securities. FMR normally invests so that at least 80% of the fund's income distributions are free from federal and California personal income taxes.
   Although the fund can invest in securities of any maturity, FMR seeks to manage the fund so that it generally reacts to changes in interest rates similarly to municipal bonds with maturities between eight and 18 years. As of February 29, 1996, the fund's dollar-weighted average maturity was approximately __ years.
EACH FUND'S performance is    affected by     the economic and political
conditions within the state of of California, which has been in a recession since 1990. In recent years California experienced substantial financial difficulties related to the severe recession from 1990-93, which caused substantial, broad-based revenue shortfalls. State cutbacks of local assistance could adversely affect the financial condition of cities, counties, and education districts facing a fall in their own tax collections. California's long-term credit rating has been reduced in the past several years. California voters in the past have passed amendments to the California Constitution and other measures that limit the taxing and spending authority of California governmental entities and future voter initiatives could result in adverse consequences affecting California municipal bonds.
On December 6, 1994, Orange County and its pooled investment fund (the
Pool) filed for protection under Chapter 9 of the Federal Bankruptcy Law, as a result of investment losses in the Pool. The losses have been estimated by the County at 22%, or approximately $1.7 billion. Over 180 government agencies, most but not all located in Orange County, had investments in the Pool. The County and some of the participating agencies in the Pool have defaulted on certain of their obligations because of the bankruptcy, and others may in the future. These factors could reduce the credit standing of certain issuers of California municipal bonds.
The money market fund stresses preservation of capital, liquidity   , and
income    . The bond funds seek to provide a higher level of income by investing in a broader range of securities.
   The total return from a bond is a combination of income and price gains or losses. While income is the most important component of bond returns over time, the bond funds' emphasis on income does not mean that a fund invests only in the highest-yielding bonds available, or that it can avoid risks to principal. In selecting investments for a fund, FMR considers a bond's income potential together with its potential for price gains or losses. FMR focuses on assembling a portfolio of income-producing securities that it believes will provide the best tradeoff between risk and return within the range of securities that are eligible investments for the fund.
Each fund's yield and each bond fund's share price change daily    and
are     based    on interest rates, market conditions, other economic and
political news,     and on the quality and maturity of its investments. In
general, bond prices rise when interest rates fall, and vice versa. This effect is usually more pronounced for longer-term securities. Lower-quality securities offer higher yields, but also carry more risk. FMR may use
various    investment     techniques to hedge a portion of the bond funds'
risks, but there is no guarantee that these strategies will work as intended. When you sell your shares of the bond funds, they may be worth more or less than what you paid for them.
If you are subject to the federal alternative minimum tax, you should note
that    each fund may invest all of i    ts assets in municipal securities
issued to finance private activities. The interest from these investments is a tax-preference item for purposes of the tax.
FMR normally invests each fund's assets according to its investment strategy. The funds do not expect to invest in federally taxable obligations, and the bond funds do not expect to invest in state taxable obligations. Each fund also reserves the right to invest without limitation in short-term instruments, or to invest more than normally permitted in state taxable obligations for temporary, defensive purposes.
SECURITIES AND INVESTMENT PRACTICES
The following pages contain more detailed information about types of instruments in which a fund may invest, strategies FMR may employ in
pursuit of a fund's investment objective   , and a     summary of risks   .
Any     restrictions    listed supplement those discussed earlier in this
section.      A complete listing of each fund's policies and limitations and more detailed information about the funds' investments are contained in the funds' SAI. Policies and limitations are considered at the time of purchase; the sale of instruments is not required in the event of a subsequent change in circumstances.
FMR may not buy all of these instruments or use all of these techniques unless it believes that they are consistent with a fund's investment objective and policies and that doing so will help a fund achieve its goal. Current holdings and recent investment strategies are described in each fund's financial reports which are sent to shareholders twice a year. For a free SAI or financial report, call 1-800-544-8888.
DEBT SECURITIES. Bonds and other debt instruments are used by issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest, and must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values. In general, bond prices rise when interest rates fall, and vice versa. Debt securities have varying degrees of quality and varying levels of sensitivity to changes in interest rates. Longer-term bonds are generally more sensitive to interest rate changes than short-term bonds. Lower-quality debt securities (sometimes called "municipal junk bonds") are considered to have speculative characteristics, and involve greater risk of default or price changes due to changes in the issuer's creditworthiness. The market prices of these securities may fluctuate more than higher-quality securities and may decline significantly in periods of general or regional economic difficulty.
The following table provides a summary of ratings assigned to debt holdings
(not including money market instruments) in    California Municipal
Income's portfolio    . These figures are dollar-weighted averages of
month-end    portfolio holdings during fiscal 1996,     and are presented
as a percentage of total security investments. These percentages are historical and do not necessarily indicate the fund's current or future debt holdings.
CALIFORNIA MUNICIPAL INCOME
FISCAL 1996 DEBT HOLDINGS, BY RATING MOODY'S STANDARD & POOR'S
 INVESTORS SERVICE, INC.
 Rating  Average A  Rating  Averag
eA
INVESTMENT GRADE
Highest quality Aaa % AAA %
High quality Aa % AA %
Upper-medium grade A % A %
Medium grade Baa % BBB %
LOWER QUALITY
Moderately speculative Ba % BB %
Speculative B % B %
Highly speculative Caa % CCC %
Poor quality Ca % CC %
Lowest quality, no interest C  C
In default, in arrears --  D %
  %  %
 A THE DOLLAR-WEIGHTED AVERAGE OF DEBT SECURITIES NOT RATED BY MOODY'S OR S&P AMOUNTED TO ___%. THIS MAY INCLUDE SECURITIES RATED BY OTHER
NATIONALLY RECOGNIZED RATING SERVICES, AS WELL AS UNRATED SECURITIES. FMR HAS DETERMINED THAT UNRATED SECURITIES THAT ARE LOWER-QUALITY ACCOUNT FOR __% OF THE FUND'S TOTAL SECURITY INVESTMENTS. REFER TO THE FUND'S STATEMENT OF ADDITIONAL INFORMATION FOR A MORE COMPLETE DISCUSSION OF THESE RATINGS.

       RESTRICTIONS:    California Insured Munici    pal Income may not
invest more than 35% of its assets in uninsured securities, and may not invest in uninsured securities judged by FMR to be of equivalent quality to
those rated below Baa by    Moody's or BBB by S&P. California Mu    nicipal
Income may not invest more than one-third of its assets in bonds judged by FMR to be of equivalent quality to those rated Ba or lower by Moody's and BB or lower by S&P, and may not invest in bonds of equivalent quality to bonds rated lower than B. The fund does not currently intend to invest in bonds rated below Caa by Moody's or CCC by S&P.
MONEY MARKET SECURITIES are high-quality, short-term obligations issued by municipalities, local and state governments, and other entities. These obligations may carry fixed, variable, or floating interest rates. Some money market securities employ a trust or other similar structure to modify the maturity, price characteristics, or quality of financial assets so that they are eligible investments for money market funds. If the structure does not perform as intended, adverse tax or investment consequences may result. MUNICIPAL SECURITIES are issued to raise money for a variety of public or private purposes, including general financing for state and local governments, or financing for specific projects or public facilities. They may be issued in anticipation of future revenues and may be backed by the full taxing power of a municipality, the revenues from a specific project, or the credit of a private organization. The value of some or all municipal securities may be affected by uncertainties in the municipal market related to legislation or litigation involving the taxation of municipal securities or the rights of municipal securities holders. A fund may own a municipal security directly or through a participation interest.
   CREDIT SUPPORT. Issuers may employ various forms of credit enhancement, including letters of credit, guarantees, or insurance from a bank, insurance company, or other entity. These arrangements expose the fund to the credit risk of the entity. In the case of foreign entities, extensive public information about the entity may not be available and the entity may be subject to unfavorable political, economic, or governmental developments which might affect its ability to honor its commitment.
STATE TAX-FREE SECURITIES include municipal obligations issued by the state of California or its counties, municipalities, authorities, or other subdivisions. The ability of issuers to repay their debt can be affected by many factors that impact the economic vitality of either the state or a region within the state.
Other state tax-free securities include obligations of the U.S. territories and possessions such as Guam, the Virgin Islands, and Puerto Rico, and their political subdivisions and public corporations. The economy of Puerto Rico is closely linked to the U.S. economy, and will be affected by the strength of the U.S. dollar, interest rates, the price stability of oil imports, and the continued existence of favorable tax incentives. Recent legislation revised these incentives, but the government of Puerto Rico anticipates only a slight reduction in the average real growth rates for the economy.
ASSET-BACKED SECURITIES include interests in pools of purchase contracts, financing leases, or sales agreements entered into by municipalities. These securities usually rely on continued payments by a municipality, and may also be subject to prepayment risk.
VARIABLE AND FLOATING RATE SECURITIES have interest rates that are periodically adjusted either at specific intervals or whenever a benchmark rate changes. Inverse floaters have interest rates that move in the opposite direction from a benchmark, making the security's market value more volatile.
RESTRICTIONS:    The money market      fund may not purchase certain types
of variable and floating rate securities which are inconsistent with the fund's goal of maintaining a stable share price.
MUNICIPAL LEASE OBLIGATIONS are used by municipalities to acquire land, equipment, or facilities. If the municipality stops making payments or transfers its obligations to a private entity, the obligation could lose value or become taxable.
PUT FEATURES entitle the holder to put (sell back) a security to the issuer or a financial intermediary. In exchange for this benefit, the funds may pay periodic fees or accept a lower interest rate. The credit quality of the investment may be affected by the creditworthiness of the put provider. Demand features, standby commitments, and tender options are types of put features.
PRIVATE ENTITIES may be involved in some municipal securities. For example, industrial revenue bonds are backed by private entities, and resource recovery bonds often involve private corporations. The viability of a project or tax incentives could affect the value and credit quality of these securities.
ADJUSTING INVESTMENT EXPOSURE. A fund can use various techniques to increase or decrease its exposure to changing security prices, interest
rates, or    other     factors that affect security values. These
techniques may involve derivative transactions such as buying and selling options and futures contracts, and purchasing indexed securities.
FMR can use these practices to adjust the risk and return characteristics of a fund's portfolio of investments. If FMR judges market conditions incorrectly or employs a strategy that does not correlate well with the fund's investments, these techniques could result in a loss, regardless of whether the intent was to reduce risk or increase return. These techniques may increase the volatility of the fund and may involve a small investment of cash relative to the magnitude of the risk assumed. In addition, these techniques could result in a loss if the counterparty to the transaction does not perform as promised.
RESTRICTIONS:    The money market fund     may not use investment
techniques which are inconsistent with the fund's goal of maintaining a stable share price.
ILLIQUID AND RESTRICTED SECURITIES. Some investments may be determined by FMR, under the supervision of the Board of Trustees, to be illiquid, which means that they may be difficult to sell promptly at an acceptable price. The sale of some illiquid securities and some other securities may be subject to legal restrictions. Difficulty in selling securities may result in a loss or may be costly to a fund.
RESTRICTIONS: A fund may not purchase a security if, as a result, more than 10% of its assets would be invested in illiquid securities.
WHEN-ISSUED AND DELAYED-DELIVERY TRANSACTIONS are trading practices in which payment and delivery for the securities take place at a future date. The market value of a security could change during this period, which could affect a fund's yield or the market value of its assets.
DIVERSIFICATION. Diversifying a fund's investment portfolio can reduce the risks of investing. This may include limiting the amount of money invested in any one issuer or, on a broader scale, in any one industry or type of project. Economic, business, or political changes can affect all securities of a similar type. A fund that is not diversified may be more sensitive to these changes, and also to changes in the market value of a single issuer or industry.
RESTRICTIONS: The funds are considered non-diversified. Generally, to meet federal tax requirements at the close of each quarter, a fund does not invest more than 25% of its total assets in any one issuer and, with respect to 50% of total assets, does not invest more than 5% of its total assets in any one issuer. These limitations do not apply to U.S. government securities. A fund may invest more than 25% of its total assets in tax-free
securities that finance similar types of projects.    California Insured
Municipal Income     may invest more than 25% of its assets in bonds
insured by the same insurance company.
BORROWING. A fund may borrow from banks or from other funds advised by FMR, or through reverse repurchase agreements. If a bond fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If the fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage.
RESTRICTIONS: A fund may borrow only for temporary or emergency purposes, but not in an amount exceeding 33% of its total assets.
FUNDAMENTAL INVESTMENT POLICIES AND RESTRICTIONS
Some of the policies and restrictions discussed on the preceding pages are fundamental, that is, subject to change only by shareholder approval. The following paragraphs restate all those that are fundamental. All policies stated throughout this prospectus, other than those identified in the following paragraphs, can be changed without shareholder approval.
   CALIFORNIA MUNICIPAL MONEY MARKET s    eeks as high a level of current
income, exempt from federal and California state personal income tax, as is consistent with the preservation of capital. The fund will normally invest so that at least 80% of its income distributions are free from federal income tax.
   CALIFORNIA INSURED MUNICIPAL INCOME seeks as     high a level of current
income, exempt from federal and California state personal income tax, available from investing primarily in municipal securities that are covered by insurance guaranteeing the timely payment of principal and interest. FMR will invest the fund's assets primarily in municipal bonds that are (1) insured under an insurance policy obtained by the issuer or underwriter; or
(2) insured under an insurance policy purchased by the fund. Insurance will be obtained from recognized insurers. The fund may invest in uninsured municipal obligations judged to be of quality equivalent to the four highest ratings assigned by Moody's and S&P (Baa, BBB, or better). Under normal market conditions, such uninsured obligations may not exceed 35% of the fund's assets. The fund will normally invest so that at least 80% of its income distributions are exempt from federal and California state personal income taxes. During periods when FMR believes that California municipals that meet the fund's standards are not available, the fund may temporarily invest more than 20% of its assets in obligations that are only federally tax-exempt.
   CALIFORNIA MUNICIPAL INCOME s    eeks as high a level of current income,
exempt from federal and California state personal income tax, available from investing primarily in municipal securities judged by FMR to be of investment-grade quality. The fund may invest up to one-third of its assets in lower-quality bonds, but may not purchase bonds that are judged by FMR to be equivalent quality to those rated lower than B. The fund will normally invest so that at least 80% of its income distributions are exempt from federal and California state personal income taxes. During periods when FMR believes that California municipals that meet the fund's standards are not available, the fund may temporarily invest more than 20% of its assets in obligations that are only federally tax-exempt.
EACH FUND may borrow only for temporary or emergency purposes, but not in an amount exceeding 33% of its total assets.
BREAKDOWN OF EXPENSES
Like all mutual funds, the funds pay fees related to their daily operations. Expenses paid out of a fund's assets are reflected in its share price or dividends; they are neither billed directly to shareholders nor deducted from shareholder accounts.
Each fund pays a MANAGEMENT FEE to FMR for managing its investments and business affairs. FMR in turn pays fees to an affiliate who provides
assistance with these services for    Fidelity California Municipal Money
Market Fund    . Each fund also pays OTHER EXPENSES, which are explained on page __.
FMR may, from time to time, agree to reimburse the funds for management fees and other expenses above a specified limit. FMR retains the ability to be repaid by a fund if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements, which may be terminated at any time without notice, can decrease a fund's expenses and boost its performance.
MANAGEMENT FEE
The management fee is calculated and paid to FMR every month. The fee is calculated by adding a group fee rate to an individual fund fee rate, and multiplying the result by the fund's average net assets.
The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above .37%, and it drops as total assets under management increase.
For    February 1996    , the group fee rate was __%. Each fund's
individual fund fee rate is    .25    %. Each fund's total management fee
rate for fiscal    1996     was __%.
FMR HAS A SUB-ADVISORY AGREEMENT with FTX, which has primary responsibility
for providing investment management for    Fidelity California Municipal
Money Market Fund    , while FMR retains responsibility for providing other
management services. FMR pays FTX 50% of its management fee (before expense reimbursements) for these services.
[INSERT "UNDERSTANDING MGMT FEE"]
OTHER EXPENSES
While the management fee is a significant component of the funds' annual operating costs, the funds have other expenses as well.
FSC performs many transaction and accounting functions. These services include processing shareholder transactions, valuing each fund's investments, and handling securities loans. In fiscal 1996, FSC received
fees equal to    __%, __%,  and __%, respectively, of California Municipal
Municipal Money Market's, California Insured Municipal Income's, and
California Municipal Income's     average net assets.
The funds also pay other expenses, such as legal, audit, and custodian fees; proxy solicitation costs; and the compensation of trustees who are not affiliated with Fidelity.
Each fund has adopted a Distribution and Service Plan. These plans recognize that FMR may use its resources, including management fees, to pay expenses associated with the sale of fund shares. This may include payments to third parties, such as banks or broker-dealers, that provide shareholder support services or engage in the sale of the fund's shares. It is important to note, however, that the funds do not pay FMR any separate fees for this service.
   For fiscal 1996,     the portfolio turnover    rates for California
Insured Municipal Income and California Municipal Income     were __% and
__%, respectively.  These rates vary from year to year.
   YOUR ACCOUNT


DOING BUSINESS WITH FIDELITY
Fidelity Investments was established in 1946 to manage one of America's first mutual funds. Today, Fidelity is the largest mutual fund company in the country, and is known as an innovative provider of high-quality financial services to individuals and institutions.
In addition to its mutual fund business, the company operates one of America's leading discount brokerage firms, Fidelity Brokerage Services, Inc. (FBSI). Fidelity is also a leader in providing tax-sheltered retirement plans for individuals investing on their own or through their employer.
Fidelity is committed to providing investors with practical information to make investment decisions. Based in Boston, Fidelity provides customers with complete service 24 hours a day, 365 days a year, through a network of telephone service centers around the country.
To reach Fidelity for general information, call these numbers:
(small solid bullet) For mutual funds, 1-800-544-8888
(small solid bullet) For brokerage, 1-800-544-7272
If you would prefer to speak with a representative in person, Fidelity has
over    80     walk-in Investor Centers across the country.
TYPES OF ACCOUNTS
You may set up an account directly in a fund or, if you own or intend to purchase individual securities as part of your total investment portfolio, you may consider investing in a fund through a brokerage account. You can
choose    California Municipal Money Market     as your core account for
your Fidelity Ultra Service Account(registered trademark) or FidelityPlusSM brokerage account.
If you are investing through FBSI or another financial institution or investment professional, refer to its program materials for any special provisions regarding your investment in the fund.
The different ways to set up (register) your account with Fidelity are listed in the table that follows.
WAYS TO SET UP YOUR ACCOUNT
INDIVIDUAL OR JOINT TENANT
FOR YOUR GENERAL INVESTMENT NEEDS
Individual accounts are owned by one person. Joint accounts can have two or more owners (tenants).
GIFTS OR TRANSFERS TO A MINOR (UGMA, UTMA)
TO INVEST FOR A CHILD'S EDUCATION OR OTHER FUTURE NEEDS
These custodial accounts provide a way to give money to a child and obtain tax benefits. An individual can give up to $10,000 a year per child without paying federal gift tax. Depending on state laws, you can set up a custodial account under the Uniform Gifts to Minors Act (UGMA) or the Uniform Transfers to Minors Act (UTMA).
TRUST
FOR MONEY BEING INVESTED BY A TRUST
The trust must be established before an account can be opened.
BUSINESS OR ORGANIZATION
FOR INVESTMENT NEEDS OF CORPORATIONS, ASSOCIATIONS, PARTNERSHIPS, OR OTHER
GROUPS
Requires a special application.
HOW TO BUY SHARES
EACH FUND'S SHARE PRICE, called net asset value (NAV), is calculated every
business day.    California Municipal Money Market i    s managed to keep
its share price stable at $1.00. Each fund's shares are sold without a sales charge.
Shares are purchased at the next share price calculated after your investment is received and accepted. Share price is normally calculated at 4 p.m. Eastern time.
IF YOU ARE NEW TO FIDELITY, complete and sign an account application and mail it along with your check. You may also open your account in person or by wire as described on page__. If there is no application accompanying this prospectus, call 1-800-544-8888.
IF YOU ALREADY HAVE MONEY INVESTED IN A FIDELITY FUND, you can:
(small solid bullet) Mail in an application with a check, or (small solid bullet) Open your account by exchanging from another Fidelity fund.
If you buy shares by check or Fidelity Money Line(registered trademark), and then sell those shares by any method other than by exchange to another Fidelity fund, the payment may be delayed for up to seven business days to ensure that your previous investment has cleared.
MINIMUM INVESTMENTS
CALIFORNIA MONEY MARKET

TO OPEN AN ACCOUNT  $2,500
For California Municipal Money $5000
TO ADD TO AN ACCOUNT  $250
Through automatic investment plans $100
MINIMUM BALANCE  $1,000
These minimums may vary for investments through Fidelity Portfolio Advisory Services. Refer to the program materials for details.

                                      TO OPEN AN ACCOUNT                            TO ADD TO AN ACCOUNT

Phone 1-800-544-777 (phone_graphic)   (small solid bullet) Exchange from another    (small solid bullet) Exchange from another
                                      Fidelity fund account                         Fidelity fund account
                                      with the same                                 with the same
                                      registration, including                       registration, including
                                      name, address, and                            name, address, and
                                      taxpayer ID number.                           taxpayer ID number.
                                                                                    (small solid bullet) Use Fidelity Money
                                                                                    Line to transfer from
                                                                                    your bank account. Call
                                                                                    before your first use to
                                                                                    verify that this service
                                                                                    is in place on your
                                                                                    account. Maximum
                                                                                    Money Line: $50,000.



Mail (mail_graphic)   (small solid bullet) Complete and sign the    (small solid bullet) Make your check
                      application. Make your                        payable to the complete
                      check payable to the                          name of the fund.
                      complete name of the                          Indicate your fund
                      fund of your choice.                          account number on
                      Mail to the address                           your check and mail to
                      indicated on the                              the address printed on
                      application.                                  your account statement.
                                                                    (small solid bullet) Exchange by mail: call
                                                                    1-800-544-6666 for
                                                                    instructions.



In Person (hand_graphic)   (small solid bullet) Bring your application    (small solid bullet) Bring your check to a
                           and check to a Fidelity                        Fidelity Investor Center.
                           Investor Center. Call                          Call 1-800-544-9797 for
                           1-800-544-9797 for the                         the center nearest you.
                           center nearest you.



Wire (wire_graphic)   (small solid bullet) Call 1-800-544-7777 to     (small solid bullet) Wire to:
                      set up your account                             Bankers Trust
                      and to arrange a wire                           Company,
                      transaction.                                    Bank Routing
                      (small solid bullet) Wire within 24 hours to:   #021001033,
                      Bankers Trust                                   Account #00163053.
                      Company,                                        Specify the complete
                      Bank Routing                                    name of the fund and
                      #021001033,                                     include your account
                      Account #00163053.                              number and your
                      Specify the complete                            name.
                      name of the fund and
                      include your new
                      account number and
                      your name.



Automatically (automatic_graphic)   (small solid bullet) Not available.   (small solid bullet) Use Fidelity Automatic
                                                                          Account Builder. Sign
                                                                          up for this service
                                                                          when opening your
                                                                          account, or call
                                                                          1-800-544-6666 to add
                                                                          it.



(tdd_graphic) TDD - Service for the Deaf and Hearing Impaired: 1-800-544-0118


HOW TO SELL SHARES
You can arrange to take money out of your fund account at any time by selling (redeeming) some or all of your shares. Your shares will be sold at the next share price calculated after your order is received and accepted. Share price is normally calculated at 4 p.m. Eastern time.
TO SELL SHARES THROUGH YOUR FIDELITY ULTRA SERVICE OR FIDELITYPLUS ACCOUNT, call 1-800-544-6262 to receive a handbook with instructions.
IF YOU ARE SELLING SOME BUT NOT ALL OF YOUR SHARES, leave at least $1,000 worth of shares in the account to keep it open.
TO SELL SHARES BY BANK WIRE OR FIDELITY MONEY LINE, you will need to sign up for these services in advance.
CERTAIN REQUESTS MUST INCLUDE A SIGNATURE GUARANTEE. It is designed to protect you and Fidelity from fraud. Your request must be made in writing and include a signature guarantee if any of the following situations apply:
(small solid bullet) You wish to redeem more than $100,000 worth of shares, (small solid bullet) Your account registration has changed within the last 30 days,
(small solid bullet) The check is being mailed to a different address than the one on your account (record address),
(small solid bullet) The check is being made payable to someone other than the account owner, or
(small solid bullet) The redemption proceeds are being transferred to a Fidelity account with a different registration.
You should be able to obtain a signature guarantee from a bank, broker (including Fidelity Investor Centers), dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee. SELLING SHARES IN WRITING
Write a "letter of instruction" with:
(small solid bullet) Your name,
(small solid bullet) The fund's name,
(small solid bullet) Your fund account number,
(small solid bullet) The dollar amount or number of shares to be redeemed,
and
(small solid bullet) Any other applicable requirements listed in the table that follows.
Unless otherwise instructed, Fidelity will send a check to the record address. Deliver your letter to a Fidelity Investor Center, or mail it to:
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
CHECKWRITING
If you have a checkbook for your account, you may write an unlimited number of checks. Do not, however, try to close out your account by check.
      ACCOUNT TYPE   SPECIAL REQUIREMENTS


Phone 1-800-544-777 (phone_graphic)              All account types     (small solid bullet) Maximum check request:
                                                                       $100,000.
                                                                       (small solid bullet) For Money Line transfers to
                                                                       your bank account; minimum:
                                                                       $10; maximum: $100,000.
                                                                       (small solid bullet) You may exchange to other
                                                                       Fidelity funds if both
                                                                       accounts are registered with
                                                                       the same name(s), address,
                                                                       and taxpayer ID number.

Mail or in Person (mail_graphic)(hand_graphic)   Individual, Joint     (small solid bullet) The letter of instruction must
                                                 Tenant,               be signed by all persons
                                                 Sole Proprietorship   required to sign for
                                                 , UGMA, UTMA          transactions, exactly as their
                                                 Trust                 names appear on the
                                                                       account.
                                                                       (small solid bullet) The trustee must sign the
                                                                       letter indicating capacity as
                                                 Business or           trustee. If the trustee's name
                                                 Organization          is not in the account
                                                                       registration, provide a copy of
                                                                       the trust document certified
                                                                       within the last 60 days.
                                                                       (small solid bullet) At least one person
                                                 Executor,             authorized by corporate
                                                 Administrator,        resolution to act on the
                                                 Conservator,          account must sign the letter.
                                                 Guardian              (small solid bullet) Include a corporate
                                                                       resolution with corporate seal
                                                                       or a signature guarantee.
                                                                       (small solid bullet) Call 1-800-544-6666 for
                                                                       instructions.

Wire (wire_graphic)                              All account types     (small solid bullet) You must sign up for the wire
                                                                       feature before using it. To
                                                                       verify that it is in place, call
                                                                       1-800-544-6666. Minimum
                                                                       wire: $5,000.
                                                                       (small solid bullet) Your wire redemption request
                                                                       must be received by Fidelity
                                                                       before 4 p.m. Eastern time
                                                                       for money to be wired on the
                                                                       next business day.



Check (check_graphic)   All account types   (small solid bullet) Minimum check: $500.
                                            (small solid bullet) All account owners must sign
                                            a signature card to receive a
                                            checkbook.



(tdd_graphic) TDD - Service for the Deaf and Hearing Impaired: 1-800-544-0118


INVESTOR SERVICES
Fidelity provides a variety of services to help you manage your account. INFORMATION SERVICES
FIDELITY'S TELEPHONE REPRESENTATIVES are available 24 hours a day, 365 days a year. Whenever you call, you can speak with someone equipped to provide the information or service you need.
24-HOUR SERVICE
ACCOUNT ASSISTANCE
1-800-544-6666
ACCOUNT BALANCES
1-800-544-7544
ACCOUNT TRANSACTIONS
1-800-544-7777
PRODUCT INFORMATION
1-800-544-8888
QUOTES
1-800-544-8544
RETIREMENT ACCOUNT
ASSISTANCE
1-800-544-4774
 AUTOMATED SERVICE
(checkmark)
STATEMENTS AND REPORTS that Fidelity sends to you include the following:
(small solid bullet) Confirmation statements (after every transaction, except reinvestments, that affects your account balance or your account registration)
(small solid bullet) Account statements (quarterly)
(small solid bullet) Financial reports (every six months)
To reduce expenses, only one copy of most financial reports will be mailed to your household, even if you have more than one account in the fund. Call 1-800-544-6666 if you need copies of financial reports or historical account information.
TRANSACTION SERVICES
EXCHANGE PRIVILEGE. You may sell your fund shares and buy shares of other Fidelity funds by telephone or in writing.
Note that exchanges out of a fund are limited to four per calendar year
(except for    California Municipal Money Market)    , and that they may
have tax consequences for you. For details on policies and restrictions governing exchanges, including circumstances under which a shareholder's exchange privilege may be suspended or revoked, see page __.
SYSTEMATIC WITHDRAWAL PLANS let you set up periodic redemptions from your account.
FIDELITY MONEY LINE(registered trademark) enables you to transfer money by phone between your bank account and your fund account. Most transfers are complete within three business days of your call.
REGULAR INVESTMENT PLANS
One easy way to pursue your financial goals is to invest money regularly. Fidelity offers convenient services that let you transfer money into your fund account, or between fund accounts, automatically. While regular investment plans do not guarantee a profit and will not protect you against loss in a declining market, they can be an excellent way to invest for a home, educational expenses, and other long-term financial goals.
REGULAR INVESTMENT PLANS

FIDELITY AUTOMATIC ACCOUNT BUILDERSM
TO MOVE MONEY FROM YOUR BANK ACCOUNT TO A FIDELITY FUND


MINIMUM   FREQUENCY     SETTING UP OR CHANGING
$100      Monthly or    (small solid bullet) For a new account, complete the
          quarterly     appropriate section on the fund
                        application.
                        (small solid bullet) For existing accounts, call
                        1-800-544-6666 for an application.
                        (small solid bullet) To change the amount or frequency of
                        your investment, call 1-800-544-6666 at
                        least three business days prior to your
                        next scheduled investment date.



DIRECT DEPOSIT
TO SEND ALL OR A PORTION OF YOUR PAYCHECK OR GOVERNMENT CHECK TO A FIDELITY FUNDA



MINIMUM   FREQUENCY    SETTING UP OR CHANGING
$100      Every pay    (small solid bullet) Check the appropriate box on the fund
          period       application, or call 1-800-544-6666 for an
                       authorization form.
                       (small solid bullet) Changes require a new authorization
                       form.



FIDELITY AUTOMATIC EXCHANGE SERVICE
TO MOVE MONEY FROM A FIDELITY MONEY MARKET FUND TO ANOTHER FIDELITY FUND



MINIMUM   FREQUENCY        SETTING UP OR CHANGING
$100      Monthly,         (small solid bullet) To establish, call 1-800-544-6666 after
          bimonthly,       both accounts are opened.
          quarterly, or    (small solid bullet) To change the amount or frequency of
          annually         your investment, call 1-800-544-6666.


A BECAUSE BOND FUND SHARE PRICES FLUCTUATE, THOSE FUNDS MAY NOT BE APPROPRIATE CHOICES FOR DIRECT DEPOSIT OF YOUR ENTIRE CHECK.
SHAREHOLDER AND ACCOUNT POLICIES



DIVIDENDS, CAPITAL GAINS, AND TAXES
Each fund distributes substantially all of its net investment income and capital gains, if any, to shareholders each year. Income dividends are declared daily and paid monthly. Capital gains earned by the bond funds are normally distributed in April and December.
DISTRIBUTION OPTIONS
When you open an account, specify on your application how you want to receive your distributions. If the option you prefer is not listed on the application, call 1-800-544-6666 for instructions. Each fund offers four
options    (three for California Municipal Money Market):
1. REINVESTMENT OPTION. Your dividend and capital gain distributions, if any, will be automatically reinvested in additional shares of the fund. If you do not indicate a choice on your application, you will be assigned this option.
2. INCOME-EARNED OPTION. Your capital gain distributions, if any, will be automatically reinvested, but you will be sent a check for each dividend
distribution. This option is not available for    Californ    ia Municipal
Money Market.
3. CASH OPTION. You will be sent a check for your dividend and capital gain distributions, if any.
4. DIRECTED DIVIDENDS(registered trademark) OPTION. Your dividend and capital gain distributions, if any, will be automatically invested in another identically registered Fidelity fund.
Dividends will be reinvested at the fund's NAV on the last day of the month. Capital gain distributions, if any, will be reinvested at the NAV as of the date the fund deducts the distribution from its NAV. The mailing of distribution checks will begin within seven days.
UNDERSTANDING
DISTRIBUTIONS
As a fund shareholder, you
are entitled to your share of
the fund's net income and
gains on its investments. The
fund passes its earnings
along to its investors as
DISTRIBUTIONS.
Each fund earns interest from
its investments. These are
passed along as DIVIDEND
DISTRIBUTIONS. The fund may
realize capital gains if it sells
securities for a higher price
than it paid for them. These
are passed along as CAPITAL
GAIN DISTRIBUTIONS. Money
market funds usually don't
make capital gain
distributions.
(checkmark)
TAXES
As with any investment, you should consider how an investment in a tax-free fund could affect you. Below are some of the funds' tax implications.
TAXES ON DISTRIBUTIONS. Interest income that a fund earns is distributed to shareholders as income dividends. Interest that is federally tax-free remains tax-free when it is distributed.
However, gain on the sale of tax-free bonds results in taxable distributions. Short-term capital gains and a portion of the gain on bonds purchased at a discount are taxed as dividends. Long-term capital gain distributions are taxed as long-term capital gains. These distributions are taxable when they are paid, whether you take them in cash or reinvest them. However, distributions declared in December and paid in January are taxable as if they were paid on December 31. Fidelity will send you and the IRS a statement showing the tax status of the distributions paid to you in the previous year.
The interest from some municipal securities is subject to the federal
alternative minimum tax. Each fund may invest up to    100%     of its
assets in these securities. Individuals who are subject to the tax must report this interest on their tax returns.
To the extent a fund's income dividends are derived from interest on state tax-free investments, they will be free from California state personal income tax.
   During fiscal 1996    , __% of each fund's income dividends was free
from federal income tax and California state personal income taxes. __%
of    California Municipal Money Market's income dividends and __ of
California Insured Municipal Income's and California Municipal Income's
    income dividends were subject to the federal alternative minimum tax. TAXES ON TRANSACTIONS. Your bond fund redemptions - including exchanges to other Fidelity funds - are subject to capital gains tax. A capital gain or loss is the difference between the cost of your shares and the price you receive when you sell them.
Whenever you sell shares of a fund, Fidelity will send you a confirmation statement showing how many shares you sold and at what price. You will also receive a consolidated transaction statement every January. However, it is up to you or your tax preparer to determine whether this sale resulted in a capital gain and, if so, the amount of tax to be paid. Be sure to keep your regular account statements; the information they contain will be essential in calculating the amount of your capital gains.
"BUYING A DIVIDEND." If you buy shares just before a fund deducts a capital gain distribution from its NAV, you will pay the full price for the shares and then receive a portion of the price back in the form of a taxable distribution.
TRANSACTION DETAILS
THE FUNDS ARE OPEN FOR BUSINESS each day the New York Stock Exchange (NYSE) is open. Fidelity normally calculates each fund's NAV as of the close of business of the NYSE, normally 4 p.m. Eastern time.
EACH FUND'S NAV is the value of a single share. The NAV is computed by adding the value of the fund's investments, cash, and other assets, subtracting its liabilities, and then dividing the result by the number of shares outstanding.
The money market fund values the securities it owns on the basis of amortized cost. This method minimizes the effect of changes in a security's market value and helps the fund to maintain a stable $1.00 share price. For the bond funds, assets are valued primarily on the basis of market quotations, if available. Since market quotations are often unavailable, assets are usually valued by a method that the Board of Trustees believes accurately reflects fair value.
EACH FUND'S OFFERING PRICE (price to buy one share) and REDEMPTION PRICE (price to sell one share) are its NAV.
WHEN YOU SIGN YOUR ACCOUNT APPLICATION, you will be asked to certify that your Social Security or taxpayer identification number is correct and that you are not subject to 31% backup withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require a fund to withhold 31% of your taxable distributions and redemptions.
YOU MAY INITIATE MANY TRANSACTIONS BY TELEPHONE. Fidelity may only be liable for losses resulting from unauthorized transactions if it does not follow reasonable procedures designed to verify the identity of the caller. Fidelity will request personalized security codes or other information, and may also record calls. You should verify the accuracy of your confirmation statements immediately after you receive them. If you do not want the ability to redeem and exchange by telephone, call Fidelity for instructions.
IF YOU ARE UNABLE TO REACH FIDELITY BY PHONE (for example, during periods of unusual market activity), consider placing your order by mail or by visiting a Fidelity Investor Center.
EACH FUND RESERVES THE RIGHT TO SUSPEND THE OFFERING OF SHARES for a period of time. Each fund also reserves the right to reject any specific purchase order, including certain purchases by exchange. See "Exchange Restrictions" on page __. Purchase orders may be refused if, in FMR's opinion, they would disrupt management of a fund.
WHEN YOU PLACE AN ORDER TO BUY SHARES, your order will be processed at the next offering price calculated after your order is received and accepted. Note the following:
(small solid bullet) All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks.
(small solid bullet) Fidelity does not accept cash.
(small solid bullet) When making a purchase with more than one check, each check must have a value of at least $50.
(small solid bullet) Each fund reserves the right to limit the number of checks processed at one time.
(small solid bullet) If your check does not clear, your purchase will be cancelled and you could be liable for any losses or fees a fund or its transfer agent has incurred.
(small solid bullet) You begin to earn dividends as of the first business day following the day of your purchase.
TO AVOID THE COLLECTION PERIOD associated with check and Money Line purchases, consider buying shares by bank wire, U.S. Postal money order, U.S. Treasury check, Federal Reserve check, or direct deposit instead.
YOU MAY BUY OR SELL SHARES OF THE FUNDS THROUGH A BROKER, who may charge you a fee for this service. If you invest through a broker or other institution, read its program materials for any additional service features or fees that may apply.
CERTAIN FINANCIAL INSTITUTIONS that have entered into sales agreements with FDC may enter confirmed purchase orders on behalf of customers by phone, with payment to follow no later than the time when a fund is priced on the following business day. If payment is not received by that time, the financial institution could be held liable for resulting fees or losses. WHEN YOU PLACE AN ORDER TO SELL SHARES, your shares will be sold at the next NAV calculated after your request is received and accepted. Note the following:
(small solid bullet) Normally, redemption proceeds will be mailed to you on the next business day, but if making immediate payment could adversely affect a fund, it may take up to seven days to pay you.
(small solid bullet) Shares will earn dividends through the date of redemption; however, shares redeemed on a Friday or prior to a holiday will continue to earn dividends until the next business day.
(small solid bullet) Fidelity Money Line redemptions generally will be credited to your bank account on the second or third business day after your phone call.
(small solid bullet) Each fund may hold payment on redemptions until it is reasonably satisfied that investments made by check or Fidelity Money Line have been collected, which can take up to seven business days.
(small solid bullet) Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.
(small solid bullet) If you sell shares by writing a check and the amount of the check is greater than the value of your account, your check will be returned to you and you may be subject to additional charges.
FIDELITY RESERVES THE RIGHT TO DEDUCT AN ANNUAL MAINTENANCE FEE of $12.00 from accounts with a value of less than $2,500, subject to an annual maximum charge of $60.00 per shareholder. It is expected that accounts will be valued on the second Friday in November of each year. Accounts opened after September 30 will not be subject to the fee for that year. The fee, which is payable to the transfer agent, is designed to offset in part the relatively higher costs of servicing smaller accounts. The fee will not be deducted from retirement accounts (except non-prototype retirement accounts), accounts using regular investment plans, core accounts for a Fidelity Ultra Service Account or a FidelityPlus brokerage account, or if total assets in Fidelity funds exceed $50,000. Eligibility for the $50,000 waiver is determined by aggregating Fidelity mutual fund accounts maintained by FSC or FBSI which are registered under the same social security number or which list the same social security number for the custodian of a Uniform Gifts/Transfers to Minors Act account.
IF YOUR ACCOUNT BALANCE FALLS BELOW $1,000, you will be given 30 days' notice to reestablish the minimum balance. If you do not increase your balance, Fidelity reserves the right to close your account and send the proceeds to you. Your shares will be redeemed at the NAV on the day your account is closed.
FIDELITY MAY CHARGE A FEE FOR SPECIAL SERVICES, such as providing historical account documents, that are beyond the normal scope of its services.
FDC may, at its own expense, provide promotional incentives to qualified recipients who support the sale of shares of the funds without reimbursement from the funds. Qualified recipients are securities dealers who have sold fund shares or others, including banks and other financial institutions, under special arrangements in connection with FDC's sales activities. In some instances, these incentives may be offered only to certain institutions whose representatives provide services in connection with the sale or expected sale of significant amounts of shares.
EXCHANGE RESTRICTIONS
As a shareholder, you have the privilege of exchanging shares of a fund for shares of other Fidelity funds. However, you should note the following:
(small solid bullet) The fund you are exchanging into must be registered for sale in your state.
(small solid bullet) You may only exchange between accounts that are registered in the same name, address, and taxpayer identification number. (small solid bullet) Before exchanging into a fund, read its prospectus. (small solid bullet) If you exchange into a fund with a sales charge, you pay the percentage-point difference between that fund's sales charge and any sales charge you have previously paid in connection with the shares you are exchanging. For example, if you had already paid a sales charge of 2% on your shares and you exchange them into a fund with a 3% sales charge, you would pay an additional 1% sales charge.
(small solid bullet) Exchanges may have tax consequences for you.
(small solid bullet) Because excessive trading can hurt fund performance
and shareholders,    California Insured Municipal Income and California
Municipal Income     reserve the right to temporarily or permanently
terminate the exchange privilege of any investor who makes more than four exchanges out of the fund per calendar year. Accounts under common ownership or control, including accounts with the same taxpayer identification number, will be counted together for purposes of the four exchange limit.
(small solid bullet) Each fund reserves the right to refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
(small solid bullet) Your exchanges may be restricted or refused if a fund receives or anticipates simultaneous orders affecting significant portions of the fund's assets. In particular, a pattern of exchanges that coincides with a "market timing" strategy may be disruptive to a fund.
Although the funds will attempt to give you prior notice whenever they are reasonably able to do so, they may impose these restrictions at any time. The funds reserve the right to terminate or modify the exchange privilege in the future.
OTHER FUNDS MAY HAVE DIFFERENT EXCHANGE RESTRICTIONS, and may impose administrative fees of up to $7.50 and redemption fees of up to 1.50% on exchanges. Check each fund's prospectus for details.

   FIDELITY CALIFORNIA MUNICIPAL MONEY MARKET FUND
A FUND OF FIDELITY CALIFORNIA MUNICIPAL TRUST II
   FIDELITY CALIFORNIA INSURED MUNICIPAL INCOME FUND
   FIDELITY CALIFORNIA MUNICIPAL INCOME FUND
FUNDS OF FIDELITY CALIFORNIA MUNICIPAL TRUST
STATEMENT OF ADDITIONAL INFORMATION
   APRIL 19, 1996
This Statement is not a prospectus but should be read in conjunction with
the funds' current Prospectus (dated    April 19, 1996    ). Please retain
this document for future reference. The funds' financial state   ments and
financial hig    hlights, included in the Annual Report for the fiscal year
ended    February 29    ,    1996    , are incorporated herein by
reference. To obtain an additional copy of the Prospectus or the Annual Report, please call Fidelity Distributors Corporation at 1-800-544-8888.
TABLE OF CONTENTS                                     PAGE



Investment Policies and Limitations

   Special Considerations Affectin    g California

Speci   al Considerations Affecting Puerto R    ico

Portfolio Transactions

Valuation of Portfolio Securities

Performance

Additional Purchase and Redemption Information

Distributions and Taxes

FMR

Trustees and Officers

Management Contracts                                  33

Distribution and Service Plans

   Contracts with FMR Affiliates                      36

Description of the Trusts                             37

Financial Statements

Appendix

INVESTMENT ADVISER
Fidelity Management & Research Company (FMR)
INVESTMENT SUB-ADVISER
FMR Texas Inc. (FTX) (money market fund)
DISTRIBUTOR
Fidelity Distributors Corporation (FDC)
TRANSFER AGENT
UMB Bank, n.a. (UMB)
Fidelity Service Co. (FSC)
   CFR-ptb-496
INVESTMENT POLICIES AND LIMITATIONS
The following policies and limitations supplement those set forth in the Prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a fund's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the fund's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the fund's investment policies and limitations.
A fund's fundamental investment policies and limitations cannot be changed without approval by a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940) of the fund. However, with respect to the money market fund, except for the fundamental investment limitations set forth below, the investment policies and limitations described in this Statement of Additional Information are not fundamental and may be changed without shareholder approval.
   INVESTMENT LIMITATIONS OF FIDELITY CALIFORNIA MUNICIPAL MONEY MARKET
FUND
(MONEY MARKET FUND)
THE FOLLOWING ARE THE MONEY MARKET FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) issue senior securities;
(2) make short sales of securities (unless it owns or by virtue of its ownership of other securities has the right to obtain securities equivalent in kind and amount to the securities sold);
(3) purchase any securities on margin;
(4) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not to exceed 33 1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed 33 1/3% of the fund's total assets by reason of a decline in net assets will be reduced within 3 business days to the extent necessary to comply with the 33 1/3% limitation;
(5) underwrite any issue of securities, except to the extent that the purchase of municipal bonds in accordance with the fund's investment objective, policies, and limitations, either directly from the issuer, or from an underwriter for an issuer, may be deemed to be underwriting;
(6) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or tax-exempt obligations issued or guaranteed by a U.S. territory or possession or a state or local government, or a political subdivision of any of the foregoing) if, as a result, more than 25% of the fund's total assets would be invested in securities of companies whose principal business activities are in the same industry;
(7) purchase or sell real estate, but this shall not prevent the fund from investing in municipal bonds or other obligations secured by real estate or interests therein;
(8) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments;
(9) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (but this limitation does not apply to purchases of debt securities or to repurchase agreements); or
(10) invest in oil, gas or other mineral exploration or development programs.
Investment limitation (4) is construed in conformity with the 1940 Act; and, accordingly, "3 business days" means three days, exclusive of Sundays and holidays.
THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) To meet federal tax requirements for qualification as a "regulated investment company," the fund limits its investments so that at the close of each quarter of its taxable year: (a) with regard to at least 50% of total assets, no more than 5% of total assets are invested in the securities of a single issuer, and (b) no more than 25% of total assets are invested in the securities of a single issuer. Limitations (a) and (b) do not apply to "Government securities" as defined for federal tax purposes.
(ii) The fund does not currently intend to sell securities short   , unless
it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities
short    .
(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (4)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(iv) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(v) The fund does not currently intend to invest more than 25% of its total assets in industrial revenue bonds related to a single industry.
(vi) The fund does not currently intend to purchase or sell future contracts or call options. This limitation does not apply to options attached to, or acquired or traded together with, their underlying securities, and does not apply to securities that incorporate features similar to options or futures contracts.
(vii) The fund does not currently intend to engage in repurchase agreements or make loans, but this limitation does not apply to purchases of debt securities.
(viii) The fund does not currently intend to (a) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (b) purchase or retain securities issued by other open-end investment companies. Limitations (a) and (b) do not apply to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger.
For the        fund's policies on quality and maturity, see the section
entitled "Quality and Maturity" on page __.
For purposes of limitations (6) and (i), FMR identifies the issuer of a security depending on its terms and conditions. In identifying the issuer, FMR will consider the entity or entities responsible for payment of interest and repayment of principal and the source of such payments; the way in which assets and revenues of an issuing political subdivision are separated from those of other political entities; and whether a governmental body is guaranteeing the security.
   INVESTMENT LIMITATIONS OF FIDELITY CALIFORNIA IN    SURED MUNICIPAL
INCOME FUND
(INSURED FUND)
THE FOLLOWING ARE THE INSURED FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) issue senior securities, except as permitted under the Investment Company Act of 1940;
(2) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(3) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(4) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or tax-exempt obligations issued or guaranteed by a U.S. territory or possession or a state or local government, or a political subdivision of any of the foregoing) if, as a result, more than 25% of the fund's total assets would be invested in securities of companies whose principal business activities are in the same industry;
(5) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business;
(6) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or
(7) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
(8) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund. THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) To meet federal tax requirements for qualification as a "regulated investment company," the fund limits its investments so that at the close of each quarter of its taxable year: (a) with regard to at least 50% of total assets, no more than 5% of total assets are invested in the securities of a single issuer, and (b) no more than 25% of total assets are invested in the securities of a single issuer. Limitations (a) and (b) do not apply to "Government securities" as defined for federal tax purposes.
(ii) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(iii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iv) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (2)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(v) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(vi) The fund does not currently intend to invest more than 25% of its total assets in industrial revenue bonds related to a single industry.
(vii) The fund does not currently intend to engage in repurchase agreements or make loans, but this limitation does not apply to purchases of debt securities.
(viii) The fund does not currently intend to (a) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (b) purchase or retain securities issued by other open-end investment companies. Limitations (a) and (b) do not apply to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger.
(ix) The fund does not currently intend to purchase the securities of any issuer (other than securities issued or guaranteed by domestic or foreign governments or political subdivisions thereof) if, as a result, more than 5% of its total assets would be invested in the securities of business enterprises that, including predecessors, have a record of less than three years of continuous operation.
(x) The fund does not currently intend to invest in oil, gas, or other mineral exploration or development programs or leases.
(xi) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.
For purposes of limitations (4) and (i), FMR identifies the issuer of a security depending on its terms and conditions. In identifying the issuer, FMR will consider the entity or entities responsible for payment of interest and repayment of principal and the source of such payments; the way in which assets and revenues of an issuing political subdivision are separated from those of other political entities; and whether a governmental body is guaranteeing the security.
For the insured fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" beginning on page __.
I   NVESTME    NT LIMITATIONS OF FIDELITY CALIFORNIA MUNICIPAL INCOME FUND
   (INCOME FUND)
THE FOLLOWING ARE THE    INCOME     FUND'S FUNDAMENTAL INVESTMENT
LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) issue senior securities, except as permitted under the Investment Company Act of 1940;
(2) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(3) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(4) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or tax-exempt obligations issued or guaranteed by a U.S. territory or possession or a state or local government, or a political subdivision of any of the foregoing) if, as a result, more than 25% of the fund's total assets would be invested in securities of companies whose principal business activities are in the same industry;
(5) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business;
(6) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or
(7) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
(8) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund. THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) To meet federal tax requirements for qualification as a "regulated investment company," the fund limits its investments so that at the close of each quarter of its taxable year: (a) with regard to at least 50% of total assets, no more than 5% of total assets are invested in the securities of a single issuer, and (b) no more than 25% of total assets are invested in the securities of a single issuer. Limitations (a) and (b) do not apply to "Government securities" as defined for federal tax purposes.
(ii) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(iii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iv) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (2)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(v) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(vi) The fund does not currently intend to invest more than 25% of its total assets in industrial revenue bonds related to a single industry.
(vii) The fund does not currently intend to engage in repurchase agreements or make loans, but this limitation does not apply to purchases of debt securities.
(viii) The fund does not currently intend to (a) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (b) purchase or retain securities issued by other open-end investment companies. Limitations (a) and (b) do not apply to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger.
(ix) The fund does not currently intend to purchase the securities of any issuer (other than securities issued or guaranteed by domestic or foreign governments or political subdivisions thereof) if, as a result, more than 5% of its total assets would be invested in the securities of business enterprises that, including predecessors, have a record of less than three years of continuous operation.
(x) The fund does not currently intend to invest in oil, gas, or other mineral exploration or development programs or leases.
(xi) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.
For purposes of limitations (4) and (i), FMR identifies the issuer of a security depending on its terms and conditions. In identifying the issuer, FMR will consider the entity or entities responsible for payment of interest and repayment of principal and the source of such payments; the way in which assets and revenues of an issuing political subdivision are separated from those of other political entities; and whether a governmental body is guaranteeing the security.
For the high yield fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" beginning on page __.
Each fund's investments must be consistent with its investment objective and policies. Accordingly, not all of the security types and investment techniques discussed below are eligible investments for each of the funds. AFFILIATED BANK TRANSACTIONS. A fund may engage in transactions with financial institutions that are, or may be considered to be, "affiliated persons" of the fund under the Investment Company Act of 1940. These transactions may include repurchase agreements with custodian banks; short-term obligations of, and repurchase agreements with, the 50 largest U.S. banks (measured by deposits); municipal securities; U.S. government securities with affiliated financial institutions that are primary dealers in these securities; short-term currency transactions; and short-term borrowings. In accordance with exemptive orders issued by the Securities and Exchange Commission (SEC), the Board of Trustees has established and periodically reviews procedures applicable to transactions involving affiliated financial institutions.
DELAYED-DELIVERY TRANSACTIONS. Each fund may buy and sell securities on a delayed-delivery or when-issued basis. These transactions involve a commitment by a fund to purchase or sell specific securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. Typically, no
interest accrues to the purchaser until the security is delivered.    The
money market     fund may receive fees for entering into delayed-delivery
transactions.
When purchasing securities on a delayed-delivery basis, each fund assumes the rights and risks of ownership, including the risk of price and yield fluctuations. Because a fund is not required to pay for securities until the delivery date, these risks are in addition to the risks associated with the fund's other investments. If a fund remains substantially fully invested at a time when delayed-delivery purchases are outstanding, the delayed-delivery purchases may result in a form of leverage. When delayed-delivery purchases are outstanding, the fund will set aside appropriate liquid assets in a segregated custodial account to cover its purchase obligations. When a fund has sold a security on a delayed-delivery basis, the fund does not participate in further gains or losses with respect to the security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could suffer a loss.
Each fund may renegotiate delayed-delivery transactions after they are entered into, and may sell underlying securities before they are delivered, which may result in capital gains or losses.
FEDERALLY TAXABLE OBLIGATIONS. Under normal conditions, the funds do not intend to invest in securities whose interest is federally taxable. However, from time to time on a temporary basis, each fund may invest a portion of its assets in fixed-income obligations whose interest is subject to federal income tax.
Should a fund invest in federally taxable obligations, it would purchase securities that in FMR's judgment are of high quality. These would include obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities; obligations of domestic banks; and repurchase agreements. The bond funds' standards for high-quality, taxable obligations are essentially the same as those described by Moody's Investors Service, Inc. (Moody's) in rating corporate obligations within its two highest ratings of Prime-1 and Prime-2, and those described by Standard & Poor's (S&P) in rating corporate obligations within its two highest ratings of A-1 and A-2. The money market fund will purchase taxable obligations only if they meet its quality requirements.
Proposals to restrict or eliminate the federal income tax exemption for interest on municipal obligations are introduced before Congress from time to time. Proposals also may be introduced before the California legislature that would affect the state tax treatment of the funds' distributions. If such proposals were enacted, the availability of municipal obligations and the value of the funds' holdings would be affected and the Trustees would reevaluate the funds' investment objectives and policies.
FUTURES AND OPTIONS.    The following section    s pertain to futures and
options: Asset Coverage for Futures and Options Posi   tions, Combined
Positions, Correlation of Price Changes, Futures     Contracts, Futures
Margin Payments, Limitations on Futures    and Options Transactions,
Liquidity of Options and Futures Contracts, OTC Options, Purchasing Put and Call Options, and Writing Put and Call Options.
ASSET COVERAGE FOR FUTURES AND OPTIONS POSITIONS. The funds will comply with guidelines established by the Securities and Exchange Commission with respect to coverage of options and futures strategies by mutual funds, and if the guidelines so require will set aside appropriate liquid assets in a segregated custodial account in the amount prescribed. Securities held in a segregated account cannot be sold while the futures or option strategy is outstanding, unless they are replaced with other suitable assets. As a result, there is a possibility that segregation of a large percentage of a fund's assets could impede portfolio management or the fund's ability to meet redemption requests or other current obligations.
COMBINED POSITIONS. A fund may purchase and write options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, a fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.
CORRELATION OF PRICE CHANGES. Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized contracts available will not match a fund's current or anticipated investments exactly. The funds may invest in options and futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which they typically invest, which involves a risk that the options or futures position will not track the performance of a fund's other investments.
Options and futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a fund's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a fund's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments. FUTURES CONTRACTS. When a fund purchases a futures contract, it agrees to purchase a specified underlying instrument at a specified future date. When a fund sells a futures contract, it agrees to sell the underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when the fund enters into the contract. Some currently available futures contracts are based on specific securities, such as U.S. Treasury bonds or notes, and some are based on indices of securities prices, such as the Bond Buyer Municipal Bond Index. Futures can be held until their delivery dates, or can be closed out before then if a liquid secondary market is available.
The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase a fund's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.
FUTURES MARGIN PAYMENTS. The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the purchaser and seller are required to deposit "initial margin" with a futures broker, known as a futures commission merchant (FCM), when the contract is entered into. Initial margin deposits are typically equal to a percentage of the contract's value. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of a fund's investment limitations. In the event of the bankruptcy of an FCM that holds margin on behalf of a fund, the fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the fund.
LIMITATIONS ON FUTURES AND OPTIONS TRANSACTIONS. Each bond fund has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" with the Commodity Futures Trading Commission
(CFTC) and the National Futures Association, which regulate trading in the futures markets The funds intend to comply with Rule 4.5 under the Commodity Exchange Act, which limits the extent to which the funds can commit assets to initial margin deposits and option premiums.
In addition, each fund will not: (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the fund's total assets would be hedged with futures and options under normal conditions; (b) purchase futures contracts or write put options if, as a result, the fund's total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of its total assets; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the fund would exceed 5% of the fund's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to options.
The above limitations on the funds' investments in futures contracts and options, and the funds' policies regarding futures contracts and options discussed elsewhere in this Statement of Additional Information, are not fundamental policies and may be changed as regulatory agencies permit. LIQUIDITY OF OPTIONS AND FUTURES CONTRACTS. There is no assurance a liquid secondary market will exist for any particular options or futures contract at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible for a fund to enter into new positions or close out existing positions. If the secondary market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require a fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, a fund's access to other assets held to cover its options or futures positions could also be impaired.
OTC OPTIONS. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of over-the-counter (OTC) options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the funds greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.
PURCHASING PUT AND CALL OPTIONS. By purchasing a put option, a fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the fund pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities prices, and futures contracts. The fund may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option. If the option is allowed to expire, the fund will lose the entire premium it paid. If the fund exercises the option, it completes the sale of the underlying instrument at the strike price. A fund may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.
The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).
The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.
WRITING PUT AND CALL OPTIONS. When a fund writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the fund assumes the obligation to pay the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. When writing an option on a futures contract, the fund will be required to make margin payments to an FCM as described above for futures contracts. A fund may seek to terminate its position in a put option it writes before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option the fund has written, however, the fund must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to set aside assets to cover its position.
If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline. Writing a call option obligates a fund to sell or deliver the option's underlying instrument, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer mitigates the effects of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.
 ILLIQUID INVESTMENTS are investments that cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Under the supervision of the Board of Trustees, FMR determines the liquidity of a fund's investments and, through reports from FMR, the Board monitors investments in illiquid instruments. In determining the liquidity of a fund's investments, FMR may consider various factors, including (1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, (4) the nature of the security (including any demand or tender features), and (5) the nature of the marketplace for trades (including the ability to assign or offset the fund's rights and obligations relating to the investment).
For the money market fund, FMR may determine some restricted securities and municipal lease obligations to be illiquid.
For the bond funds, investments currently considered to be illiquid include over-the-counter options. Also, FMR may determine some restricted securities and municipal lease obligations to be illiquid. However, with respect to over-the-counter options a fund writes, all or a portion of the value of the underlying instrument may be illiquid depending on the assets held to cover the option and the nature and terms of any agreement the fund may have to close out the option before expiration.
In the absence of market quotations, illiquid investments for the money market fund are valued for purposes of monitoring amortized cost valuation, and for the bond funds are priced at fair value as determined in good faith by a committee appointed by the Board of Trustees. If through a change in values, net assets, or other circumstances, a fund were in a position where more than 10% of its net assets was invested in illiquid securities, it would seek to take appropriate steps to protect liquidity.
 INDEXED SECURITIES. Each fund may purchase securities whose prices are indexed to the prices of other securities, securities indices, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. Indexed securities may have principal payments as well as coupon payments that depend on the performance of one or more interest rates. Their coupon rates or principal payments may change by several percentage points for every 1% interest rate change. One example of indexed securities is inverse floaters.
The performance of indexed securities depends to a great extent on the performance of the security or other instrument to which they are indexed, and may also be influenced by interest rate changes. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Indexed securities may be more volatile than the underlying instruments.
INSURANCE FEATURE. Under normal market conditions, the insured fund will invest primarily in municipal bonds that, at the time of purchase, either
(1) are insured under fund insurance issued to the fund by an insurer or
(2) are insured under an insurance policy obtained by the issuer or underwriter of such municipal bonds at the time of original issuance thereof (issuer insurance). If a municipal bond is already covered by issuer insurance when acquired by the fund, then coverage will not be duplicated by fund insurance; if a municipal bond is not covered by issuer insurance, it may be covered by fund insurance purchased by the fund. The fund may also purchase municipal notes that are insured, although, in general, municipal notes are not presently issued with issuer insurance, and the fund does not generally expect to cover municipal notes under its fund insurance. Accordingly, the fund does not presently expect that any significant portion of the municipal notes it purchases will be covered by insurance. Securities other than municipal bonds and notes purchased by the fund will not be covered by insurance. Based upon the expected composition of the fund, FMR estimates that the annual premiums for fund insurance will range from .10% to .35% of the fund's average net assets. During the fiscal
year March 1, 1994 to    February 29    , 1996, no insurance was purchased
by the fund. Although the insurance feature reduces certain financial risks, the premiums for fund insurance, which are paid from the fund's assets, and the restrictions on investments imposed by fund insurance guidelines, reduce the fund's current yield.
Insurance will cover the timely payment of interest and principal on municipal obligations and will be obtained from recognized insurers. In order to be considered as eligible insurance by the fund, such insurance policies must guarantee the timely payment of all principal and interest on the municipal bonds as they become due. However, such insurance may provide that in the event of non-payment of interest or principal when due, with respect to an insured municipal bond, the insurer is not obligated to make such payment until a specified time period (which may be thirty days or more) after it has been notified by the fund that such non-payment has occurred. For these purposes, a payment of principal is due only at final maturity of the municipal bond and not at the time any earlier sinking fund payment is due. The insurance does not guarantee the market value of the municipal bonds or the value of the shares of the fund and, except as described below and in the section entitled "Valuation of Portfolio Securities," has no effect on the price or redemption value of fund shares. Municipal bonds are generally eligible for insurance under fund insurance if, at the time of purchase by the fund, they are identified separately or by category in qualitative guidelines furnished by the fund insurer and are in compliance with the aggregate limitations on amounts set forth in such guidelines. Premium variations are based in part on the rating of the municipal bond being insured at the time the fund purchases the bond. The insurer may prospectively withdraw particular municipal bonds from the classifications of bonds eligible for insurance or change the aggregate amount limitation of each issue or category of eligible municipal bonds, but must continue to insure the full amount of such bonds previously acquired which the insurer has indicated are eligible so long as they remain in the fund. The qualitative guidelines and aggregate amount limitations established by the insurer from time to time will not necessarily be the same as those the fund or FMR would use to govern selection of municipal bonds for the fund's investments. Therefore, from time to time such guidelines and limitations may affect investment decisions.
Because coverage under the fund insurance terminates upon sale of a municipal bond from the fund, the insurance does not have any effect on the resale value of such a bond. Therefore, FMR may decide to retain any insured municipal bonds which are in default or, in FMR's view, in significant risk of default, and place a value on the insurance. This value will be equal to the difference between the market value of the defaulted municipal bond and the market value of similar municipal bonds that are not in default. As a result, FMR may be limited in its ability to manage the fund to the extent that it holds defaulted municipal bonds, which will limit its ability in certain circumstances to purchase other municipal bonds. While a defaulted municipal bond is held by the fund, the fund continues to pay the insurance premium thereon but also collects interest payments from the insurer and retains the right to collect the full amount of principal from the insurer when the municipal bond comes due. The fund expects that the market value of a defaulted municipal bond covered by issuer insurance will generally be greater than the market value of an otherwise comparable defaulted municipal bond covered by fund insurance. PRINCIPAL BOND INSURERS. AMBAC Indemnity Corporation (AMBAC Indemnity) is a Wisconsin-domiciled stock insurance corporation regulated by the Office of the Commissioner of Insurance of the State of Wisconsin and licensed to do business in 50 states, the District of Columbia, and the Commonwealth of Puerto Rico, with admitted assets of approximately $2.1 billion (unaudited) and statutory capital of approximately $1.2 billion (unaudited) as of December 31, 1994. Statutory capital consists of AMBAC Indemnity's policyholders' surplus and statutory contingency reserve. AMBAC Indemnity is a wholly-owned subsidiary of AMBAC Inc., a 100% publicly-held company. Moody's and S&P have both assigned a triple-A claims-paying ability rating to AMBAC Indemnity.
Capital Guaranty Insurance Company (Capital Guaranty) is a monoline financial guaranty insurance company whose policies guarantee the timely payment of principal and interest when due for payment (as defined in Capital Guaranty coverage) on new issues and secondary market issue municipal bond transactions. Capital Guaranty's claims-paying ability is rated AAA by S&P and Aaa by Moody's. Therefore, if Capital Guaranty insures an issue with a stand alone rating of less than "AAA" and "Aaa", respectively, such issue would be "upgraded" to "AAA" and "Aaa" by virtue of Capital Guaranty's insurance. On December 31, 1994, Capital Guaranty's statutory capital (audited, consisting of contingency reserve and statutory policyholders' surplus) was over $196,528,000. As of that date, Capital Guaranty's insured principal and interest outstanding was over $15,800,000,000.
FGIC Corporation, through its wholly owned subsidiary Financial Guaranty Insurance Company, is a leading insurer of municipal bonds, including new issues and bonds held in unit investment trusts and mutual funds. Municipal bonds insured by Financial Guaranty are rated Aaa/AAA/AAA by Moody's, S&P, and Fitch, respectively. In accordance with statutory accounting principles, Financial Guaranty's capital base as of December 31, 1994 totalled $1 billion, comprised of capital and surplus of $777 million and a contingency reserve of $252 million.
Municipal Bond Investors Assurance Corporation (MBIA) is the monoline insurance company created from an unincorporated association (the Municipal Bond Insurance Association) through which its members wrote municipal bond insurance on a several and not joint basis through 1986. Bond Investors Guaranty Insurance Company (BIG) issued municipal bond insurance policies guarantying the timely payment of principal and interest on new issue, secondary market, and unit investment trust bonds. On January 5, 1990, MBIA acquired all of the outstanding stock of Bond Investors Group, Inc., the parent of BIG. Through a reinsurance agreement, BIG ceded all of its net insured risks, as well as its related unearned premium and contingency reserves, to MBIA. Moody's rates all bond issues insured by MBIA and BIG "Aaa" and short-term loans "MIG-1," both designated to be of the highest quality; S&P rates all new issues insured by MBIA and BIG "AAA" Prime Grade. As of December 31, 1993, MBIA (consolidated) had admitted assets of $3.1 billion (unaudited) and total liabilities of $2.1 billion (audited), and total capital and surplus of $978 million (audited) prepared in accordance with statutory accounting practices prescribed or permitted by insurance regulatory authorities. As of September 30, 1994, MBIA had admitted assets of $3.3 billion (unaudited), total liabilities of $2.2 billion (unaudited), and total capital and surplus of $1.1 billion (unaudited) determined in accordance with statutory accounting practices prescribed or permitted by insurance regulatory authorities.
INTERFUND BORROWING PROGRAM. Pursuant to an exemptive order issued by the SEC, each fund has received permission to lend money to, and borrow money from, other funds advised by FMR or its affiliates, but will participate in the interfund borrowing program only as a borrower. Interfund borrowings normally extend overnight, but can have a maximum duration of seven days. A fund will borrow through the program only when the costs are equal to or lower than the costs of bank loans. Loans may be called on one day's notice, and a fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed.
INVERSE FLOATERS h   ave variable intere    st rates that typically move in
the opposite direction from prevailing short-term interest    rate levels -
rising when     prevailing short-term interest rates fall, and vice versa.
This interest rate feature can make the prices of inverse floaters
considera   bly more volatile than b    onds with comparable maturities.
LOWER-QUALITY MUNICIPAL SECURITIES. The bond funds may invest a portion of their assets in lower-quality municipal securities as described in the Prospectus.
While the market for California municipals is considered to be substantial, adverse publicity and changing investor perceptions may affect the ability of outside pricing services used by a fund to value its portfolio securities, and the fund's ability to dispose of lower-quality bonds. The outside pricing services are monitored by FMR and reported to the Board to determine whether the services are furnishing prices that accurately reflect fair value. The impact of changing investor perceptions may be especially pronounced in markets where municipal securities are thinly traded.
Each fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise exercise its rights as a security holder to seek to protect the interests of security holders if it determines this to be in the best interest of the fund's shareholders.
MUNICIPAL        MARKET DISRUPTION RISK. The value of municipal securities
may be affected by uncertainties in the municipal market related to legislation or litigation involving the taxation of municipal securities or the rights of municipal securities holders in the event of a bankruptcy. Municipal bankruptcies are relatively rare, and certain provisions of the U.S. Bankruptcy Code governing such bankruptcies are unclear and remain
untested.    Further, the application of state law to municipal issuers could produce varying results among the states or among municipal securities issuers within a state. These legal uncertainties could affect the municipal securities market generally, certain specific segments of the market, or the relative credit quality of particular securities. Any of these effects could have a significant impact on the prices of some or all of the municipal securities held by a fund, making it more difficult for the money market fund to maintain a stable net asset value per share.
MONEY MARKET SECURITIES are high-quality, short-term obligations. Some money market securities employ a trust or other similar structure to modify the maturity, price characteristics, or quality of financial assets. For example, put features can be used to modify the maturity of a security or interest rate adjustment features can be used to enhance price stability. If the structure does not perform as intended, adverse tax or investment consequences may result. Neither the Internal Revenue Service (IRS) nor any other regulatory authority has ruled definitively on certain legal issues presented by structured securities. Future tax or other regulatory determinations could adversely affect the value, liquidity, or tax treatment of the income received from these securities or the nature and timing of distributions made by the fund.
MUNICIPAL SECTORS:
 ELECTRIC UTILITIES. The electric utilities industry has been experiencing, and will continue to experience, increased competitive pressures. Federal legislation in the last two years will open transmission access to any electricity supplier, although it is not presently known to what extent competition will evolve. Other risks include: (a) the availability and cost of fuel, (b) the availability and cost of capital, (c) the effects of conservation on energy demand, (d) the effects of rapidly changing environmental, safety, and licensing requirements, and other federal, state, and local regulations, (e) timely and sufficient rate increases, and
(f) opposition to nuclear power.
HEALTH CARE. The health care industry is subject to regulatory action by a number of private and governmental agencies, including federal, state, and local governmental agencies. A major source of revenues for the health care industry is payments from the Medicare and Medicaid programs. As a result, the industry is sensitive to legislative changes and reductions in governmental spending for such programs. Numerous other factors may affect the industry, such as general and local economic conditions; demand for services; expenses (including malpractice insurance premiums); and competition among health care providers. In the future, the following elements may adversely affect health care facility operations: adoption of legislation proposing a national health insurance program; other state or local health care reform measures; medical and technological advances which dramatically alter the need for health services or the way in which such services are delivered; changes in medical coverage which alter the traditional fee-for-service revenue stream; and efforts by employers, insurers, and governmental agencies to reduce the costs of health insurance and health care services.
HOUSING. Housing revenue bonds are generally issued by a state, county, city, local housing authority, or other public agency. They generally are secured by the revenues derived from mortgages purchased with the proceeds of the bond issue. It is extremely difficult to predict the supply of available mortgages to be purchased with the proceeds of an issue or the future cash flow from the underlying mortgages. Consequently, there are risks that proceeds will exceed supply, resulting in early retirement of bonds, or that homeowner repayments will create an irregular cash flow. Many factors may affect the financing of multi-family housing projects, including acceptable completion of construction, proper management, occupancy and rent levels, economic conditions, and changes to current laws and regulations.
EDUCATION. In general, there are two types of education-related bonds; those issued to finance projects for public and private colleges and universities, and those representing pooled interests in student loans. Bonds issued to supply educational institutions with funds are subject to the risk of unanticipated revenue decline, primarily the result of decreasing student enrollment or decreasing state and federal funding. Among the factors that may lead to declining or insufficient revenues are restrictions on students' ability to pay tuition, availability of state and federal funding, and general economic conditions. Student loan revenue bonds are generally offered by state (or substate) authorities or commissions and are backed by pools of student loans. Underlying student loans may be guaranteed by state guarantee agencies and may be subject to reimbursement by the United States Department of Education through its guaranteed student loan program. Others may be private, uninsured loans made to parents or students which are supported by reserves or other forms of credit enhancement. Recoveries of principal due to loan defaults may be applied to redemption of bonds or may be used to re-lend, depending on program latitude and demand for loans. Cash flows supporting student loan revenue bonds are impacted by numerous factors, including the rate of student loan defaults, seasoning of the loan portfolio, and student repayment deferral periods of forbearance. Other risks associated with student loan revenue bonds include potential changes in federal legislation regarding student loan revenue bonds, state guarantee agency reimbursement and continued federal interest and other program subsidies currently in effect.
WATER AND SEWER. Water and sewer revenue bonds are often considered to have relatively secure credit as a result of their issuer's importance, monopoly status, and generally unimpeded ability to raise rates. Despite this, lack of water supply due to insufficient rain, run-off, or snow pack is a concern that has led to past defaults. Further, public resistance to rate increases, costly environmental litigation, and Federal environmental mandates are challenges faced by issuers of water and sewer bonds. TRANSPORTATION. Transportation debt may be issued to finance the construction of airports, toll roads, highways, or other transit facilities. Airport bonds are dependent on the general stability of the airline industry and on the stability of a specific carrier who uses the airport as a hub. Air traffic generally follows broader economic trends and is also affected by the price and availability of fuel. Toll road bonds are also affected by the cost and availability of fuel as well as toll levels, the presence of competing roads and the general economic health of an area. Fuel costs and availability also affect other transportation-related securities, as do the presence of alternate forms of transportation, such as public transportation.
   MUNICIPAL LEASES and participation interests therein may take the form of a lease, an installment purchase, or a conditional sale contract and are issued by state and local governments and authorities to acquire land or a wide variety of equipment and facilities. Generally, the funds will not hold such obligations directly as a lessor of the property, but will purchase a participation interest in a municipal obligation from a bank or other third party. A participation interest gives a fund a specified, undivided interest in the obligation in proportion to its purchased interest in the total amount of the obligation.
Municipal leases frequently have risks distinct from those associated with general obligation or revenue bonds. State constitutions and statutes set forth requirements that states or municipalities must meet to incur debt. These may include voter referenda, interest rate limits, or public sale requirements. Leases, installment purchases, or conditional sale contracts (which normally provide for title to the leased asset to pass to the governmental issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting their constitutional and statutory requirements for the issuance of debt. Many leases and contracts include "non-appropriation clauses" providing that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purposes by the appropriate legislative body on a yearly or other periodic basis. Non-appropriation clauses free the issuer from debt issuance limitations.
PUT FEATURES entitle the holder to sell a security back to the issuer or a third party at any time or at specified intervals. They are subject to the risk that the put provider is unable to honor the put feature (purchase the security). Put providers often support their ability to buy securities on demand by obtaining letters of credit or other guarantees from other entities. Demand features, standby commitments, and tender options are types of put features.
QUALITY AND MATURITY (MONEY MARKET FUND ONLY). Pursuant to procedures adopted by the Board of Trustees, the fund[s] may purchase only high-quality securities that FMR believes present minimal credit risks. To be considered high-quality, a security must be rated in accordance with applicable rules in one of the two highest categories for short-term securities by at least two nationally recognized rating services (or by one, if only one rating service has rated the security); or, if unrated, judged to be of equivalent quality by FMR.
   High-quality securities are divided into "first tier" and "second tier" securities. First tier securities are those deemed to be in the highest rating category (e.g., Standard & Poor's A-1 or SP-1), and second tier securities are those deemed to be in the second highest rating category (e.g., Standard & Poor's A-2 or SP-2).
The fund currently intends to limit its investments to securities with remaining maturities of 397 days or less, and to maintain a dollar-weighted average maturity of 90 days or less. When determining the maturity of a security, the fund may look to an interest rate reset or demand feature. REFUNDING CONTRACTS. A fund may purchase securities on a when-issued basis in connection with the refinancing of an issuer's outstanding indebtedness. Refunding contracts require the issuer to sell and the fund to buy refunded municipal obligations at a stated price and yield on a settlement date that may be several months or several years in the future. A fund generally will not be obligated to pay the full purchase price if it fails to perform under a refunding contract. Instead, refunding contracts generally provide for payment of liquidated damages to the issuer (currently 15-20% of the purchase price). A fund may secure its obligations under a refunding contract by depositing collateral or a letter of credit equal to the liquidated damages provisions of the refunding contract. When required by SEC guidelines, a fund will place liquid assets in a segregated custodial account equal in amount to its obligations under refunding contracts. REPURCHASE AGREEMENTS. In a repurchase agreement, a fund purchases a security and simultaneously commits to sell that security back to the original seller at an agreed-upon price. The resale price reflects the purchase price plus an agreed-upon incremental amount which is unrelated to
the coupon rate or maturity of the purchased security.    To protect the
fund from the risk that the original seller will not fulfill its obligation, the securities are held in an account of the fund at a bank, marked-to-market daily, and maintained at a value at least equal to the
sale price plus the accrued incremental amount.     While it does not
presently appear possible to eliminate all risks from these transactions (particularly the possibility that the value of the underlying security will be less than the resale price, as well as delays and costs to a fund in connection with bankruptcy proceedings), it is each fund's current policy to engage in repurchase agreement transactions with parties whose creditworthiness has been reviewed and found satisfactory by FMR. RESTRICTED SECURITIES generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, or in a registered public offering. Where registration is required, a fund may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a fund might obtain a less favorable price than prevailed when it decided to seek registration of the security. However, in general, the money market fund anticipates holding restricted securities to maturity or selling them in an exempt transaction.
REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, a fund sells a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, the fund will maintain appropriate liquid assets in a segregated custodial account to cover its obligation under the agreement. A fund will enter into reverse repurchase agreements only with parties whose creditworthiness has been found satisfactory by FMR. Such transactions may increase fluctuations in the market value of the fund's assets and may be viewed as a form of leverage.
SOURCES OF CREDIT OR LIQUIDITY SUPPORT. FMR may rely on its evaluation of the credit of a bank or another entity in determining whether to purchase a security supported by a letter of credit guarantee, insurance or other source of credit or liquidity. In evaluating the credit of a foreign bank or other foreign entities, FMR will consider whether adequate public information about the entity is available and whether the entity may be subject to unfavorable political or economic developments, currency controls, or other government restrictions that might affect its ability to honor its commitment.
STANDBY COMMITMENTS are puts that entitle holders to same-day settlement at an exercise price equal to the amortized cost of the underlying security plus accrued interest, if any, at the time of exercise. Each fund may acquire standby commitments to enhance the liquidity of portfolio securities.
Ordinarily a fund will not transfer a standby commitment to a third party, although it could sell the underlying municipal security to a third party at any time. A fund may purchase standby commitments separate from or in conjunction with the purchase of securities subject to such commitments. In the latter case, the fund would pay a higher price for the securities acquired, thus reducing their yield to maturity.
Issuers or financial intermediaries may obtain letters of credit or other guarantees to support their ability to buy securities on demand. FMR may rely upon its evaluation of a bank's credit in determining whether to support an instrument supported by a letter of credit. In evaluating a foreign bank's credit, FMR will consider whether adequate public information about the bank is available and whether the bank may be subject to unfavorable political or economic developments, currency controls, or other governmental restrictions that might affect the bank's ability to honor its credit commitment.
Standby commitments are subject to certain risks, including the ability of issuers of standby commitments to pay for securities at the time the commitments are exercised; the fact that standby commitments are not marketable by the funds; and the possibility that the maturities of the underlying securities may be different from those of the commitments. TENDER OPTION BONDS are created by coupling an intermediate- or long-term, fixed-rate, tax-exempt bond (generally held pursuant to a custodial arrangement) with a tender agreement that gives the holder the option to tender the bond at its face value. As consideration for providing the tender option, the sponsor (usually a bank, broker-dealer, or other financial institution) receives periodic fees equal to the difference between the bond's fixed coupon rate and the rate (determined by a remarketing or similar agent) that would cause the bond, coupled with the tender option, to trade at par on the date of such determination. After payment of the tender option fee, a fund effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate. In selecting tender option bonds for the funds, FMR will consider the creditworthiness of the issuer of the underlying bond, the custodian, and the third party provider of the tender option. In certain instances, a sponsor may terminate a tender option if, for example, the issuer of the underlying bond defaults on interest payments.
VARIABLE OR FLOATING RATE OBLIGATIONS, including certain participation interests in municipal instruments, have interest rate adjustment formulas that help stabilize their market values. Many variable and floating rate instruments also carry demand features that permit a fund to sell them at par value plus accrued interest on short notice.
In many instances bonds and participation interests have tender options or demand features that permit a fund to tender (or put) the bonds to an institution at periodic intervals and to receive the principal amount thereof. A fund considers variable rate instruments structured in this way (Participating VRDOs) to be essentially equivalent to other VRDOs it purchases. The IRS has not ruled whether the interest on Participating VRDOs is tax-exempt and, accordingly, a fund intends to purchase these instruments based on opinions of bond counsel. A fund may also invest in fixed-rate bonds that are subject to third party puts and in participation interests in such bonds held by a bank in trust or otherwise.
VARIABLE AND FLOATING RATE SECURITIES provide for periodic adjustments of the interest rate paid on the security. Variable rate securities provide for a specified periodic adjustment in the interest rate, while floating rate securities have interest rates that change whenever there is a change in a designated benchmark rate. Some variable or floating rate securities have put features.
ZERO COUPON BONDS do not make regular interest payments. Instead, they are sold at a deep discount from their face value and are redeemed at face value when they mature. Because zero coupon bonds do not pay current income, their prices can be very volatile when interest rates change. In calculating its daily dividend, a fund takes into account as income a portion of the difference between a zero coupon bond's purchase price and its face value.
SPECIAL CONSIDERATIONS AFFECTING CALIFORNIA
Certain California constitutional amendments, legislative measures, executive orders, administrative regulations, and voter initiatives, as discussed below, could adversely affect the market values and marketability of, or result in default of, existing obligations, including obligations that may be held by the funds. Obligations of the state or local governments may also be affected by budgetary pressures affecting the State and economic conditions in the State. Interest income to a fund could also be adversely affected. The following highlights only some of the more significant financial trends and problems, and is based on information drawn from official statements and prospectuses relating to securities offerings of the State of California, its agencies, or instrumentalities, as available on the date of this Statement of Additional Information. FMR has not independently verified any of the information contained in such official statements and other publicly available documents, but is not aware of any fact which would render such information inaccurate. CONSTITUTIONAL LIMITATIONS ON TAXES AND APPROPRIATIONS
LIMITATION ON TAXES. Certain obligations held by the funds may be obligations of issuers that rely in whole or in part, directly or indirectly, on ad valorem property taxes as a source of revenue. The taxing powers of California local governments and districts are limited by Article XIIIA of the California Constitution, enacted by the voters in 1978 and commonly known as "Proposition 13." Briefly, XIIIA limits to 1% of full cash value the rate of ad valorem property taxes on real property and generally restricts the reassessment of property to 2% per year, except upon new construction or change of ownership (subject to a number of exemptions). Taxing entities may, however, raise ad valorem taxes above the 1% limit to pay debt service on voter-approved bonded indebtedness.
Under Article XIIIA, the basic 1% ad valorem tax levy is applied against the assessed value of property as of the owner's date of acquisition (or as of March 1, 1975 if acquired earlier), subject to certain adjustments. This system has resulted in widely varying amounts of tax on similarly situated properties. Several lawsuits were filed challenging the acquisition-based assessment system of Proposition 13, but on June 18, 1992, the U.S. Supreme Court announced a decision upholding Proposition 13.
Article XIIIA prohibits local governments from raising revenues through ad valorem property taxes above the 1% limit; it also requires voters of any government unit to give 2/3 approval to levy any "special tax." However, court decisions allowed non-voter-approved levy of "general taxes" which were not dedicated to a specific use. In response to these decisions, the voters of the State in 1986 adopted an initiative statute which imposed significant new limits on the ability of local entities to raise or levy general taxes, except by receiving majority local voter approval. Significant elements of this initiative, "Proposition 62," have been overturned in recent court cases, but efforts may continue to further restrict the ability of local government agencies to levy or raise taxes. APPROPRIATIONS LIMITS. The State and its local governments are subject to an annual "appropriations limit" imposed by Article XIIIB of the California Constitution, enacted by the voters in 1979 and significantly amended by Propositions 98 and 111 in 1988 and 1990, respectively. Article XIIIB prohibits the State or any covered local government from spending "appropriations subject to limitation" in excess of the appropriations limit imposed. "Appropriations subject to limitation" are authorizations to spend "proceeds of taxes," which consists of tax revenues and certain other funds, including proceeds from regulatory licenses, user charges, or other fees to the extent that such proceeds exceed the cost of providing the product or service; but "proceeds of taxes" for local governments excludes most State subventions. No limit is imposed on appropriations of funds which are not "proceeds of taxes," such as reasonable user charges or fees and certain other non-tax funds, including bond proceeds.
Among the expenditures not included in the Article XIIIB appropriations limit are: (1) the debt service cost of bonds issued or authorized prior to January 1, 1979, or subsequently authorized by the voters; (2) appropriations arising from certain emergencies declared by the Governor;
(3) appropriations for certain capital outlay projects; and (4) appropriations by the State of post-1989 increases in gasoline taxes and vehicle weight fees.
The appropriations limit for each year is adjusted annually to reflect changes in cost of living and population, and any transfers of service responsibilities between government units. The definitions for such adjustments were liberalized by Proposition 111 to more closely follow growth in the State's economy. For the 1990-91 fiscal year, each unit of government has recalculated its appropriations limit by taking the actual 1986-87 limit and applying the Proposition 111 annual adjustments forward to 1990-91. This was expected to raise the limit in most cases.
Under Proposition 111, "excess" revenues are measured over a two-year cycle. With respect to local governments, excess revenues must be returned by a revision of tax rates or fee schedules within the two subsequent fiscal years. The appropriations limit for a local government may be overridden by referendum under certain conditions for up to four years at a time. With respect to the State, 50% of any excess revenues is to be distributed to K-12 school and community college districts (collectively, K-14 districts) and the other 50% is to be refunded to taxpayers.
In the years immediately following enactment, very few California governmental entities operated near their appropriations limit. In the mid-to-late 1980's, many entities were at or approaching their limit, and several successfully obtained voter approval for 4-year waivers of the limit. Since Proposition 111, the appropriations limit has again ceased to be a practical limit on California governments, but this condition may change in the future. During fiscal year 1986-87, State receipts from proceeds of taxes exceeded its appropriations limit by $1.138 billion, which was returned to taxpayers. Since that time, appropriations subject to limitation were under the State limit. The 1995-96 Governor's Budget proposal estimates State appropriations will be more than $6 billion under the limit for fiscal year 1994-95 and over $7.2 billion under the limit for fiscal year 1995-96.
OBLIGATIONS OF THE STATE OF CALIFORNIA
As of February, 1995, the State had approximately $18.6 billion of general obligation bonds outstanding, and $4.1 billion remained authorized but unissued. In addition, at June 30, 1994, the State had lease-purchase obligations, payable from the State's General Fund, of approximately $5.1 billion. Of the State's outstanding general obligation debt, approximately 22% is presently self-liquidating (for which program revenues are anticipated to be sufficient to reimburse the General Fund for debt service payments). In fiscal year 1993-94, debt service on general obligation bonds and lease-purchase debt was approximately 5.2% of General Fund revenues. The State has paid the principal of and interest on its general obligation bonds, lease-purchase debt, and short-term obligations when due.
ECONOMY
California's economy is the largest among the 50 states and one of the largest in the world. The State's population grew by 26% in the 1980s and, at over 31 million, it now represents 12.3% of the total United States population. Total personal income in the State, at an estimated $683 billion in 1993, accounts for almost 13% of all personal income in the nation. Total employment in 1994 was over 14 million, the majority of which was in the service, trade, and manufacturing sectors.
From mid-1990 to late 1993, the State suffered a recession with the worst economic, fiscal and budget conditions since the 1930s. Construction, manufacturing (especially aerospace), and financial services, among others, were all severely affected, particularly in Southern California. Job losses were the worst of any post-war recession. Employment levels stabilized by late 1993 and steady growth occurred in 1994 and is expected in 1995, but pre-recession job levels are not expected to be reached for several more years. Unemployment, while higher than the national average, has come down about 3% in 1994. Economic indicators show a steady recovery underway in California since the start of 1994.
RECENT STATE FINANCIAL RESULTS
The principal sources of State General Fund revenues in 1993-94 were the California personal income tax (44% of total revenues), the sales tax (35%), bank and corporation taxes (12%), and the gross premium tax on insurance (3%). The State maintains a Special Fund for Economic Uncertainties (the SFEU), derived from General Fund revenues, as a reserve to meet cash needs of the General Fund, but which is required to be replenished as soon as sufficient revenues are available. Year-end balances in the SFEU are included for financial reporting purposes in the General Fund balance. In recent years (but not in the past three years, as the recession has cut revenues), the State has budgeted to maintain the Economic Uncertainties Fund at around 3% of General Fund expenditures. Throughout the 1980s, State spending increased rapidly as the State population and economy also grew rapidly, including many assistance programs to local governments, which were constrained by Proposition 13 and other laws. The largest State program is assistance to local public school districts. In 1988, an initiative (Proposition 98) was enacted which (subject to suspension by a 2/3 vote of the Legislature and the Governor) guarantees local school districts and community college districts a minimum share of State General Fund revenues (currently about 35%).
Since the start of the 1990-91 Fiscal Year, the State faced adverse economic, fiscal, and budget conditions. The economic recession seriously affected State tax revenues. It also caused increased expenditures for health and welfare programs. The State is also facing a structural imbalance in its budget with the largest programs supported by the General Fund (education, health, welfare and corrections) growing at rates significantly higher than the growth rates for the principal revenue sources of the General Fund. As a result, the State entered a period of budget imbalance, with expenditures exceeding revenues for four of the five completed fiscal years through 1991-92.
As the State fell into a deep recession in the summer of 1990, the State budget fell sharply out of balance in the 1990-91 and 1991-92 fiscal years, despite significant expenditure cuts and tax increases. The State had accumulated a $2.8 billion budget deficit by June 30, 1992. This deficit also severely reduced the State's cash resources, so that it had to rely on external borrowing in the short-term markets to meet its cash needs.
CASH FLOW REQUIREMENTS. Because of the accumulated budget deficit over the past several years, the payment of certain unbudgeted expenditures to schools to maintain constant per-pupil aid levels, and a reduction of the level of available internal borrowing, the State's cash resources have been significantly depleted. This has required the State to rely on a series of external borrowings for the past several years to pay its normal expenses, including repayment of previous cash flow borrowings. Since June 1992, some of these borrowings have gone past the end of the fiscal year. In February, 1994, the State borrowed $3.2 billion, maturing by December, 1994. In July, 1994, the State borrowed a total of $7.0 billion to meet its cash flow requirements for the 1995-96 fiscal year. A total of $4.0 billion of this borrowing matures in April, 1996. The state will continue to have to rely on external borrowing to meet its cash needs for the foreseeable future. RECENT BUDGETS. The state failed to enact its 1992-93 budget by July 1, 1992. Although the State had no legal authority to pay many of its vendors, certain obligations (such as debt service, school apportionments, welfare payments, and employee salaries) were payable because of continuing or special appropriations, or court orders. However, the State Controller did not have enough cash to pay as they came due all of these ongoing obligations, as well as valid obligations incurred in the prior fiscal year.
Starting on July 1, 1992, the Controller was required to issue "registered warrants" in lieu of normal warrants backed by cash to pay many State obligations. Available cash was used to pay constitutionally mandated and priority obligations. Between July 1 and September 3, 1992, the Controller issued an aggregate of approximately $3.8 billion of registered warrants all of which were called for redemption by September 4, 1992 following enactment of the 1992-93 Budget Act and issuance by the State of short-term notes.
The 1992-93 Budget Act, when finally adopted, was projected to eliminate the State's accumulated deficit, with additional expenditure cuts and a $1.3 billion transfer of State education funding costs to local governments by shifting local property taxes to school districts. However, as the recession continued longer and deeper than expected, revenues once again were far below projections, and only reached a level just equal to the amount of expenditures. Thus, the State continued to carry its $2.8 billion budget deficit at June 30, 1993.
The 1993-94 Budget Act represented a third consecutive year of difficult budget choices. As in the prior year, the budget contained no general state tax increases, and relied principally on expenditure cuts, particularly for health and welfare and higher education, a two-year suspension of the renters' tax credit, some one-time and accounting adjustments, and - the largest component - an additional $2.6 billion transfer of property taxes from local government, particularly counties, to school districts to reduce State education funding requirements. A temporary state sales tax scheduled to expire on June 30, 1993 was extended for six months, and dedicated to support local government public safety costs.
A major feature of the budget was a two-year plan to eliminate the accumulated deficit by borrowing into the 1994-95 fiscal year. With the recession still continuing longer than expected, the General Fund had $800 million less revenue and $800 million higher expenditures than budgeted. As a result revenues only exceed expenditures by about $500 million. However, this was the first operating surplus in four years and reduced the accumulated deficit to $2.0 billion at June 30, 1994 (after taking account of certain other accounting reserves).
CURRENT BUDGET. The 1994-95 Budget Act was passed on July 8, 1994, and provides for an estimated $41.9 billion of General Fund revenues, and $40.9 billion of expenditures. The budget assumed receipt of about $750 million of new federal assistance for the costs of incarceration, education, health, and welfare related to undocumented immigrants. Other major components of the budget include further reductions in health and welfare costs and miscellaneous government costs, some additional transfers of funds from local government, and a plan to defer retirement of $1 billion of the accumulated budget deficit to the 1995-96 fiscal year. The federal government has apparently budgeted only $33 million of the expected immigration aid. However, this shortfall is expected to be almost fully offset by higher than projected revenues, and lower than projected caseload growth, as the economy improves.
As noted above under "Cash Flow Requirements," the State issued $7.0 billion of short-term debt in July 1994 to meet its cash flow needs and to finance the deferral of part of the accumulated budget deficit to the 1995-96 fiscal year. In order to assure repayment of the $4 billion, 22-month part of this borrowing, the State enacted legislation (the "Trigger Law") which can lead to automatic, across-the-board cuts in General Fund expenditures in either the 1994-95 or 1995-96 fiscal years if cash flow projections made at certain times during those years show deterioration from the projections made in July 1994 when the borrowings were made. On November 15, 1994, the State Controller as part of the Trigger Law reported that the cash position of the General Fund on June 30, 1995 would be about $580 million better than earlier projected, so no automatic budget adjustments were required in 1994-95. The Controller's report showed that loss of federal funds was offset by higher revenues, lower expenditures, and certain other increases in cash resources.
The proposed Governor's Budget for the 1995-96 fiscal year projects General Fund revenues of $42.5 billion and expenditures of $41.7 billion. The Governor's Budget projects that all the accumulated budget deficits will be repaid by June 30, 1996, with a small balance ($92 million) in the Special Fund for Economic Uncertainties, the budget reserve. The proposed budget assumes receipt of about $830 million of new federal aid for undocumented aliens' costs, and also assumes success in certain ongoing litigation concerning previous budget actions. The Governor has proposed a 15% cut in personal income and corporate taxes, to be phased in over three years starting in 1996.
The State's severe financial difficulties for the past, the current, and upcoming budget years will result in continued pressure upon almost all local governments, especially those which depend on State aid, such as school districts and counties. While recent budgets included both permanent tax increases and actions to reduce costs of state government over the longer term, the Governor and other analysts have noted that structural imbalances still exist, and there can be no assurance that the State will not face budget gaps in the future.
State general obligation bonds are currently rated "A1" by Moody's, "A" by Fitch, and "A" by S&P. There can be no assurance that such ratings will be maintained in the future. All three of these ratings were reduced from "AAA" levels since late 1991.
ORANGE COUNTY. On December 6, 1994, Orange County, California (the County), together with its pooled investment fund (the Pool) filed for protection under Chapter 9 of the Federal Bankruptcy Code, after reports that the Pool had suffered significant market losses in its investments causing a liquidity crisis for the Pool and the County. More than 180 other public entities, most but not all located in the County, were also depositors in the Pool. As of mid-January, 1995, the County estimated the Pool's loss at about $1.7 billion, or 22% of its initial deposits of around $7.5 billion. Many of the entities which kept moneys in the Pool, including the County, are facing cash flow difficulties because of the bankruptcy filing and may be required to reduce programs or capital projects. The County and some of these entities have, and others may in the future, default in payment of their obligations. Moody's and Standard & Poor's have suspended, reduced to below investment grade levels, or placed on "Credit Watch" various securities of the County and the entities participating in the Pool.
The State of California has no obligation with respect to any obligations or securities of the County or any of the other participating entities, although under existing legal precedents, the State may be obligated to ensure that school districts have sufficient funds to operate.
OBLIGATIONS OF OTHER ISSUERS
STATE ASSISTANCE. Property tax revenues received by local governments declined more than 50% following passage of Proposition 13. Subsequently, the California Legislature enacted measures to provide for the redistribution of the State's General Fund surplus to local agencies; the reallocation of certain State revenues to local agencies; and the assumption of certain governmental functions by the State to assist municipal issuers to raise revenues. Total local assistance from the State's General Fund totaled approximately $29.1 billion in fiscal year 1993-94 (about 70% of General Fund expenditures) and has been budgeted at $30.5 billion for fiscal year 1994-95, including the effect of implementing reductions in certain aid programs. To reduce State General Fund support for school districts, the 1992-93 and 1993-94 Budget Acts caused local governments to transfer $3.8 billion of property tax revenues to school districts, representing reversal of the post-Proposition 13 "bailout" aid. To the extent the State should be constrained by its Article XIIIB appropriations limit, or its obligation to conform to Proposition 98, or other considerations, the absolute level, or the rate of growth, of State assistance to local governments may continue to be reduced. Any such reductions in State aid could compound the serious fiscal constraints already experienced by many local governments, particularly counties. At least one rural county (Butte) publicly announced that it might enter bankruptcy proceedings in August 1990, although such plans were put off after the Governor approved legislation to provide additional funds for the county. Other counties have also indicated that their budgetary condition is extremely grave. A school district (Richmond Unified) filed for protection under bankruptcy laws several years ago, but the petition was later dismissed; other school districts have indicated financial stress, although none has threatened bankruptcy.
ASSESSMENT BONDS. Municipal obligations which are assessment bonds or Mello-Roos bonds may be adversely affected by a general decline in real estate values or a slowdown in real estate sales activity. In many cases, such bonds are secured by land which is undeveloped at the time of issuance but anticipated to be developed within a few years after issuance. In the event of such reduction or slowdown, such development may not occur or may be delayed, thereby increasing the risk of a default on the bonds. Because the special assessments or taxes securing these bonds are not the personal liability of the owners of the property assessed, the lien on the property is the only security for the bonds. Moreover, in most cases the issuer of these bonds is not required to make payments on the bonds in the event of delinquency in the payment of assessments or taxes, except from amounts, if any, in a reserve fund established for the bonds.
CALIFORNIA LONG-TERM LEASE OBLIGATIONS. Certain California long-term lease obligations, though typically payable from the general fund of the municipality, are subject to "abatement" in the event the facility being leased is unavailable for beneficial use and occupancy by the municipality during the term of the lease. Abatement is not a default, and there may be no remedies available to the holders of the certificates evidencing the lease obligation in the event abatement occurs. The most common causes of abatement are failure to complete construction of the facility before the end of the period during which lease payments have been capitalized and uninsured casualty losses to the facility (e.g., due to earthquake). In the event abatement occurs with respect to a lease obligation, lease payments may be interrupted (if all available insurance proceeds and reserves are exhausted) and the certificates may not be paid when due.
Several years ago the Richmond Unified School District (District) entered into a lease transaction in which certain existing properties of the District were sold and leased back in order to obtain funds to cover operating deficits. Following a fiscal crisis in which the District's finances were taken over by a State receiver (including a brief period under bankruptcy court protection), the District failed to make rental payments on this lease, resulting in a lawsuit by the Trustee for the Certificate of Participation holders. One of the defenses raised in answer to this lawsuit was the invalidity of the original lease transaction. The trial court upheld the validity of the District's lease, and the case has been settled. However, any future judgment in a similar case against the position taken by the Trustee may have implications for lease transactions of a similar nature by other California entities.
OTHER CONSIDERATIONS. The repayment of Industrial Development Securities secured by real property may be affected by California laws limiting foreclosure rights of creditors. Health Care and Hospital Securities may be affected by changes in State regulations governing cost reimbursements to health care providers under Medi-Cal (the State's Medicaid program), including risks related to the policy of awarding exclusive contracts to certain hospitals.
Limitations on ad valorem property taxes may particularly affect "tax allocation" bonds issued by California redevelopment agencies. Such bonds are secured solely by the increase in assessed valuation of a redevelopment project area after the start of redevelopment activity. In the event that assessed values in the redevelopment project decline (for example, because of major natural disaster such as an earthquake), the tax increment revenue may be insufficient to make principal and interest payments on these bonds. Both Moody's and S&P suspended ratings on California tax allocation bonds after the enactment of Articles XIIIA and XIIIB, and only resumed such ratings on a selective basis.
Proposition 87, approved by California voters in 1988, requires that all revenues produced by a tax rate increase go directly to the taxing entity which increased such tax rate to repay that entity's general obligation indebtedness. As a result, redevelopment agencies (which, typically, are the Issuers of Tax Allocation Securities) no longer receive an increase in tax increment when taxes on property in the project area are increased to repay voter-approved bonded indebtedness.
Substantially all of California is within an active geologic region subject to major seismic activity. Any California municipal obligation in the funds could be affected by an interruption of revenues because of damaged facilities or, consequently, income tax deductions for casualty losses or property tax assessment reductions. Compensatory financial assistance could be constrained by the inability of (i) an issuer to have obtained earthquake insurance coverage at reasonable rates; (ii) an insurer to perform on its contracts of insurance in the event of widespread losses; or
(iii) the federal or State government to appropriate sufficient funds within their respective budget limitations.
On January 17, 1994 , a major earthquake with an estimated magnitude of 6.8 on the Richter scale struck the Los Angeles area, causing significant property damage to public and private facilities, presently estimated at $15-20 billion. While over $9.5 billion of federal aid, and a projected $1.9 billion of State aid, plus insurance proceeds, will reimburse much of that loss, there will be some ultimate loss of wealth and income in the region, in addition to costs of the disruption caused by the event. These uninsured losses are estimated to have only a small effect on the overall state economy, with a drop of up to 0.5 percent in personal income growth. Short-term economic projections are generally neutral, as the infusion of aid will restore billions of dollars to the local economy within a few months. Although the earthquake will hinder recovery from the recession in Southern California, already hard-hit, its long-term impact is not expected to be material in the context of the overall wealth of the region. Almost five years after the event, there are few remaining effects of the 1989 Loma Prieta earthquake in Northern California (which, however, has caused less severe damage than the Northridge earthquake).
Because of the complex nature of Articles XIIIA and XIIIB of the California Constitution (described briefly above), the ambiguities and possible inconsistencies in their terms, and the impossibility of predicting future appropriations or changes in population and the cost of living, and the probability of continuing legal challenges, it is not currently possible to determine fully the impact of Article XIIIA or Article XIIIB, or the outcome of any pending litigation with respect to those provisions on California obligations in the funds or on the ability of the State or local governments to pay debt service on such obligations. Legislation has been or may be introduced (either in the Legislature or by initiative) which would modify existing taxes or other revenue-raising measures or which either would further limit or, alternatively, would increase the abilities of state and local governments to impose new taxes or increase existing taxes. It is not presently possible to predict the extent to which any such legislation will be enacted, or if enacted, how it would affect California municipal obligations. It is also not presently possible to predict the extent of future allocations of state revenues to local governments or the abilities of state or local governments to pay the interest on, or repay the principal of, such California municipal obligations in light of future fiscal circumstances.
S   PECIA    L CONSIDERATIONS AFFECTING PUERTO RICO
The following only highlights some of the more significant financial trends and problems affecting the Commonwealth of Puerto Rico (the "Commonwealth" or "Puerto Rico"), and is based on information drawn from official statements and prospectuses relating to the securities offerings of Puerto Rico and its agencies and instrumentalities, as available on the date of this Statement of Additional Information. FMR has not independently verified any of the information contained in such official statements, prospectuses, and other publicly available documents, but is not aware of any fact which would render such information materially inaccurate.
   The economy of Puerto Rico is closely linked with that of the United States, and in fiscal 1994 trade with the United States accounted for approximately 87% of Puerto Rico's exports and approximately 67% of its imports. In this regard, in fiscal 1994 Puerto Rico experienced a $4.3 billion positive adjusted merchandise trade balance. Since fiscal 1985, personal income, both aggregate and per capita, has increased consistently each year. In fiscal 1994 aggregate personal income was $25.7 billion and personal per capita income was $7,047. Gross domestic product in fiscal 1993, 1994, and 1995 was $25.2 billion, $26.6 billion, and $28.3 billion, respectively. For fiscal 1996, an increase in gross domestic product of 2.7% over fiscal 1995 is forecasted. However, actual growth in the Puerto Rico economy will depend on several factors, including the condition of the U.S. economy, the exchange rate for the U.S. dollar and the price stability of oil imports and interest rates. Due to these factors, there is no assurance that the economy of Puerto Rico will continue to grow.
Puerto Rico's economy continued to expand throughout the five-year period
from fiscal 1991 through fiscal 1995.     While trends in the Puerto Rico
economy generally follow those of the United States, Puerto Rico did not experience a recession primarily because of its strong manufacturing base, which has a large component of non-cyclical industries. Other factors behind the continued expansion included Commonwealth-sponsored economic development programs, stable prices of oil imports, low exchange rates for the U.S. dollar, and the relatively low cost of borrowing funds during the period.
Puerto Rico has made marked improvements in fighting unemployment.
Unemployment is at a low level compared to that of    the late 1970s, but
it still remains significantly above the U.S. average and has been increasing in recent years. The unemployment rate declined from 16.0% to 13.8% from fiscal 1994 to fiscal 1995.
The economy of Puerto Rico has undergone a transformation in the later half of this century from one centered around agriculture to one dominated by the manufacturing and service industries. Manufacturing is the cornerstone of Puerto Rico's economy, accounting for $16.3 billion or 41.5% of gross domestic product in fiscal 1994. However, manufacturing has experienced a basic change over the years as a result of the influx of higher wages, high technology industries such as the pharmaceutical industry, electronics, computers, micro processors, scientific instruments, and high technology machinery. The service sector, which employs the largest number of people, includes wholesale and retail trade, finance, and real estate, and ranks second in its contribution to gross domestic product. In fiscal 1994, the service sector generated $15.0 billion in gross domestic product and employed over 478,000 workers. The government sector of the Commonwealth plays an important role in Puerto Rico's economy. In fiscal year 1994, the government accounted for $4.1 billion of Puerto Rico's gross domestic product and provided 22.2% of the total employment. Tourism also contributes significantly to the island economy, accounting for $1.8 billion of gross domestic product in fiscal 1995.
The present administration, which took office in January 1993, envisions major economic reforms and has developed a new economic development program to be implemented in the next few years. This program is based on the premise that the private sector will be the primary vehicle for economic development and growth. The program promotes changing the role of the government from one of being a provider of most basic services to one of being a facilitator for private sector initiatives and will encourage private sector investment by reducing regulatory restraints. The program contemplates the development of initiatives that will foster private investment, both external and internal, in areas that are served more efficiently and effectively by the private sector. The program also contemplates a general revision of the tax system to expand the tax base,
reduce top personal and corporate tax    rates, and simplify a highly
complex system. On October 31, 1994, legislation was enacted wihich provided for comprehensive revisions to Puerto Rico's income tax
system.    Other important goals for the new program are to reduce the size of the government's direct contribution to gross domestic product and, to facilitate private sector development and growth which would be realized through a reduction in government consumption and an increase in government investment in order to improve and expand Puerto Rico's infrastructure. Much of the development of the manufacturing sector of the economy of Puerto Rico is attributable to federal and Commonwealth tax incentives, most notably section 936 of the Internal Revenue Code of 1986, as amended ("Section 936") and the Commonwealth's Industrial Incentives Program.
Section 936 currently grants U.S. corporations that meet certain criteria and elect its application, a credit against their U.S. corporate income tax on the portion of the tax attributable to (i) income derived from the active conduct of a trade or business in Puerto Rico ("active income"), or from the sale or exchange of substantially all the assets used in the active conduct of such trade or business, and (ii) qualified possession sources investment income ("passive income"). The Industrial Incentives Program, through the 1987 Industrial Incentives Act, grants corporations engaged in certain qualified activities a fixed 90% exemption from Commonwealth income and property taxes and a 60% exemption from municipal license taxes.
Pursuant to recently enacted amendments to the Internal Revenue Code (the "Code"), and for taxable years commencing after 1993, two alternative limitations will apply to the Section 936 credit against active business income and sale of assets as previously described. The first option will limit the credit against such income to 40% of the credit allowed under current law, with a five-year phase-in period starting at 60% of the current credit. The second option will limit the allowable credit to the sum of (i) 60% of qualified compensation paid to employees (as defined in the Code); (ii) a specified percentage of depreciation deductions; and
(iii) a portion of the Puerto Rico income taxes paid by the Section 936 corporation, up to a 9% effective tax rate.
At present, it is difficult to forecast what the short- and long-term effects of the new limitations to the Section 936 credit will be on the economy of Puerto Rico. However, preliminary econometric studies by the government of Puerto Rico and private sector economists (assuming no enhancements to the existing Industrial Incentives Program) project only a slight reduction in average real growth rates for the economy of Puerto Rico. These studies also show that particular industry groups will be affected differently. For example, manufacturers of pharmaceuticals and beverages may suffer a larger reduction in tax benefits due to their relatively higher profit margins. In addition, the above limitations are not expected to reduce the tax credit currently enjoyed by labor-intensive, lower profit margin industries, which represent approximately 40% of the total employment by Section 936 corporations in Puerto Rico.
PORTFOLIO TRANSACTIONS
All orders for the purchase or sale of portfolio securities are placed on behalf of each fund by FMR pursuant to authority contained in the fund's management contract. In the case of the money market fund, FMR has granted investment management authority to the sub-adviser (see the section entitled "Management Contracts"), and the sub-adviser is authorized to place orders for the purchase and sale of portfolio securities, and will do so in accordance with the policies described below. FMR is also responsible for the placement of transaction orders for other investment companies and accounts for which it or its affiliates act as investment adviser. Securities purchased and sold by the money market fund generally will be traded on a net basis (i.e., without commission). In selecting broker-dealers, subject to applicable limitations of the federal securities laws, FMR considers various relevant factors, including, but not limited to, the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the execution efficiency, settlement capability, and financial condition of the broker-dealer firm; the broker-dealer's execution services rendered on a continuing basis; and the reasonableness of any commissions.
The funds may execute portfolio transactions with broker-dealers who provide research and execution services to the funds or other accounts over which FMR or its affiliates exercise investment discretion. Such services may include advice concerning the value of securities; the advisability of investing in, purchasing, or selling securities; and the availability of securities or the purchasers or sellers of securities. In addition, such broker-dealers may furnish analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and performance of accounts; effect securities transactions, and perform functions incidental thereto (such as clearance and settlement). FMR maintains a listing of broker-dealers who provide such services on a regular basis. However, as many transactions on behalf of the money market funds are placed with broker-dealers (including broker-dealers on the list) without regard to the furnishing of such services, it is not possible to estimate the proportion of such transactions directed to such broker-dealers solely because such services were provided. The selection of such broker-dealers generally is made by FMR (to the extent possible consistent with execution considerations) based upon the quality of research and execution services provided.
The receipt of research from broker-dealers that execute transactions on behalf of the funds may be useful to FMR in rendering investment management services to the funds or its other clients, and conversely, such research provided by broker-dealers who have executed transaction orders on behalf of other FMR clients may be useful to FMR in carrying out its obligations to the funds. The receipt of such research has not reduced FMR's normal independent research activities; however, it enables FMR to avoid the additional expenses that could be incurred if FMR tried to develop comparable information through its own efforts.
Subject to applicable limitations of the federal securities laws, broker-dealers may receive commissions for agency transactions that are in excess of the amount of commissions charged by other broker-dealers in recognition of their research and execution services. In order to cause each fund to pay such higher commissions, FMR must determine in good faith that such commissions are reasonable in relation to the value of the brokerage and research services provided by such executing broker-dealers, viewed in terms of a particular transaction or FMR's overall responsibilities to the funds and its other clients. In reaching this determination, FMR will not attempt to place a specific dollar value on the brokerage and research services provided, or to determine what portion of the compensation should be related to those services.
FMR is authorized to use research services provided by and to place portfolio transactions with brokerage firms that have provided assistance in the distribution of shares of the funds, or shares of other Fidelity funds to the extent permitted by law. FMR may use research services provided by and place agency transactions with Fidelity Brokerage Services, Inc. (FBSI), a subsidiary of FMR Corp., if the commissions are fair, reasonable, and comparable to commissions charged by non-affiliated, qualified brokerage firms for similar services.
Section 11(a) of the Securities Exchange Act of 1934 prohibits members of national securities exchanges from executing exchange transactions for accounts which they or their affiliates manage, unless certain requirements are satisfied. Pursuant to such requirements, the Board of Trustees has authorized FBSI to execute portfolio transactions on national securities exchanges in accordance with approved procedures and applicable SEC rules. Each fund's Trustees periodically review FMR's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the funds and review the commissions paid by each fund over representative periods of time to determine if they are reasonable in relation to the benefits to the fund.
   For fiscal 1996, Fidelity California Municipal Money Market, Fidelity California Insured Municipal Income Fund, and Fidelity California Municipal Income Fund paid brokerage commissions of $____, $___, and $___, respectively. During fiscal 1996, this amounted to approximately __%, __%, and __%, respectively, of the aggregate brokerage commissions paid by each fund involving approximately __%, __%, and __%, respectively, of the aggregate dollar amount of transactions for which the funds paid brokerage commissions. In fiscal 1995 and 1994, the funds paid no brokerage commissions.
From time to time the Trustees will review whether the recapture for the benefit of the funds of some portion of the brokerage commissions or similar fees paid by the funds on portfolio transactions is legally permissible and advisable. Each fund seeks to recapture soliciting broker-dealer fees on the tender of portfolio securities, but at present no other recapture arrangements are in effect. The Trustees intend to continue to review whether recapture opportunities are available and are legally permissible and, if so, to determine in the exercise of their business judgment whether it would be advisable for each fund to seek such recapture.
Although the Trustees and officers of each fund are substantially the same as those of other funds managed by FMR, investment decisions for each fund are made independently from those of other funds managed by FMR or accounts managed by FMR affiliates. It sometimes happens that the same security is held in the portfolio of more than one of these funds or accounts. Simultaneous transactions are inevitable when several funds and accounts are managed by the same investment adviser, particularly when the same security is suitable for the investment objective of more than one fund or account.
When two or more funds are simultaneously engaged in the purchase or sale of the same security, the prices and amounts are allocated in accordance with procedures believed to be appropriate and equitable for each fund. In some cases this system could have a detrimental effect on the price or value of the security as far as each fund is concerned. In other cases, however, the ability of the funds to participate in volume transactions will produce better executions and prices for the funds. It is the current opinion of the Trustees that the desirability of retaining FMR as investment adviser to each fund outweighs any disadvantages that may be said to exist from exposure to simultaneous transactions.
VALUATION OF PORTFOLIO SECURITIES
INSURED AND INCOME FUNDS. Valuations of portfolio securities furnished by the pricing service employed by the insured and high yield funds are based upon a computerized matrix system or appraisals by the pricing service, in each case in reliance upon information concerning market transactions and quotations from recognized municipal securities dealers. The methods used by the pricing service and the quality of valuations so established are reviewed by officers of the funds and FSC under the general supervision of the Board of Trustees. There are a number of pricing services available, and the Trustees, or officers acting on behalf of the Trustees, on the basis of on-going evaluation of these services, may use other pricing services or discontinue the use of any pricing service in whole or in part. MONEY MARKET FUND. The fund values its investments on the basis of amortized cost. This technique involves valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its value based on current market quotations or appropriate substitutes which reflect current market conditions. The amortized cost value of an instrument may be higher or lower than the price the money market fund would receive if it sold the instrument.
Valuing the fund's instruments on the basis of amortized cost and use of the term "money market fund" are permitted by Rule 2a-7 under the 1940 Act. The money market fund must adhere to certain conditions under Rule 2a-7. The Board of Trustees of the money market fund oversees FMR's adherence to SEC rules concerning money market funds, and has established procedures designed to stabilize the fund's NAV at $1.00. At such intervals as they deem appropriate, the Trustees consider the extent to which NAV calculated by using market valuations would deviate from $1.00 per share. If the Trustees believe that a deviation from the fund's amortized cost per share may result in material dilution or other unfair results to shareholders, the Trustees have agreed to take such corrective action, if any, as they deem appropriate to eliminate or reduce, to the extent reasonably practicable, the dilution or unfair results. Such corrective action could include selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; redeeming shares in kind; establishing NAV by using available market quotations; and such other measures as the Trustees may deem appropriate.
During periods of declining interest rates, the money market fund's yield based on amortized cost may be higher than the yield based on market valuations. Under these circumstances, a shareholder in the money market fund would be able to obtain a somewhat higher yield than would result if the money market fund utilized market valuations to determine its NAV. The converse would apply in a period of rising interest rates.
PERFORMANCE
The funds may quote performance in various ways. All performance information supplied by the funds in advertising is historical and is not intended to indicate future returns. A bond fund's share price, and each fund's yield and total return fluctuate in response to market conditions and other factors, and the value of a bond fund's shares when redeemed may be more or less than their original cost.
YIELD CALCULATIONS. To compute the money market fund's yield for a period, the net change in value of a hypothetical account containing one share reflects the value of additional shares purchased with dividends from the one original share and dividends declared on both the original share and any additional shares. The net change is then divided by the value of the account at the beginning of the period to obtain a base period return. This base period return is annualized to obtain a current annualized yield. The money market fund also may calculate a compound effective yield by compounding the base period return over a one-year period. In addition to the current yield, the money market fund may quote yields in advertising based on any historical seven-day period. Yields for the money market fund are calculated on the same basis as other money market funds, as required by regulation.
For    the     bond fund   s    , yields are computed by dividing the
fund's interest income for a given 30-day or one-month period, net of expenses, by the average number of shares entitled to receive dividends during the period, dividing this figure by the fund's net asset value per share (NAV) at the end of the period, and annualizing the result (assuming compounding of income) in order to arrive at an annual percentage rate. Income is calculated for purposes of the bond fund's yield quotations in accordance with standardized methods applicable to all stock and bond funds. In general, interest income is reduced with respect to bonds trading at a premium over their par value by subtracting a portion of the premium from income on a daily basis, and is increased with respect to bonds trading at a discount by adding a portion of the discount to daily income. Capital gains and losses generally are excluded from the calculation. Income calculated for the purposes of determining the bond fund's yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding of income assumed in yield calculations, the bond fund's yield may not equal its distribution rate, the income paid to your account, or the income reported in the fund's financial statements.
Yield information may be useful in reviewing a fund's performance and in providing a basis for comparison with other investment alternatives. However, each fund's yield fluctuates, unlike investments that pay a fixed interest rate over a stated period of time. When comparing investment alternatives, investors should also note the quality and maturity of the portfolio securities of respective investment companies they have chosen to consider.
Investors should recognize that in periods of declining interest rates a fund's yield will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates the fund's yield will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to a fund from the continuous sale of its shares will likely be invested in instruments producing lower yields than the balance of the fund's holdings, thereby reducing the fund's current yield. In periods of rising interest rates, the opposite can be expected to occur.
A fund's tax-equivalent yield is the rate an investor would have to earn from a fully taxable investment before taxes to equal the fund's tax-free yield. Tax-equivalent yields are calculated by dividing a fund's yield by the result of one minus a stated federal or combined federal and state tax rate. If only a portion of a fund's yield is tax-exempt, only that portion is adjusted in the calculation.
The following tables show the effect of a shareholder's tax status on
effective yield under federal and state income tax laws for 199   6    .
The second table shows the approximate yield a taxable security must provide at various income brackets to produce after-tax yields equivalent
to those of hypothetical tax-exempt obligations yielding from    2.0    %
to    8.0    %. Of course, no assurance can be given that a fund will
achieve any specific tax-exempt yield. While the funds invest principally in obligations whose interest is exempt from federal and state income tax, other income received by the funds may be taxable. The tables do not take into account local taxes, if any, payable on fund distributions.
Use the first table to find your approximate effective tax bracket taking into account federal and state taxes for 1996.
   1996 TAX RATES
 Taxable Income   State Combined California
    Federal Income Marginal and Federal Effective
 Single Return Joint Return Tax Bracket Rate Tax Bracket**
$ 24,001 - 25,083     $40,101 - 50,166 28.% 6.0% 32.32%
 25,084 - 31,700  50,167 - 63,400 28 8.0 33.76
 31,701 - 58,150  63,401 - 96,900 28 9.3 34.70
 58,151 - 109,936  96,901 - 147,700 31 9.3 37.42
 109,937 - 121,300  -- - --  31 10.0 37.90
 -- - --   147,701 - 219,872 36 9.3 41.95
 121,301 - 219,872  219,873 - 263,750 36 10.0 42.40
 219,873 - 263,750  -- - --  36 11.0 43.04
 -- - --   263,751 - 439,744 39.6 10.0 45.64   263,751 +   439,745 +  39.6
11.0 46.24
* Net amount subject to federal income tax after deductions and exemptions. Assumes ordinary income only.
** Excludes the impact of the phaseout of personal exemptions, limitations on itemized deductions, and other credits, exclusions, and adjustments which may increase a taxpayer's marginal tax rate. An increase in a shareholder's marginal tax rate would increase that shareholder's tax-equivalent yield.
Having determined your effective tax bracket, use the following table to determine the tax-equivalent yield for a given tax-free yield.
If your effective combined federal and state personal tax rate in 1996 is:

       32.32%    33.76%    34.70%    37.42%    37.90%    41.95%    42.40%    43.04%    45.64%    46.24%


 To match
 these
 tax-free
 yields: Your taxable investment would have to earn the following yield:


 2%    2.96%     3.02%     3.06%     3.20%     3.22%     3.45%     3.47%     3.51%     3.68%     3.72%

 3%    4.43%     4.53%     4.59%     4.79%     4.83%     5.17%     5.21%     5.27%     5.52%     5.58%

 4%    5.91%     6.04%     6.13%     6.39%     6.44%     6.89%     6.94%     7.02%     7.36%     7.44%

 5%    7.39%     7.55%     7.66%     7.99%     8.05%     8.61%     8.68%     8.78%     9.20%     9.30%

 6%    8.87%     9.06%     9.19%     9.59%     9.66%     10.34%    10.42%    10.53%    11.04%    11.16%

 7%    10.34%    10.57%    10.72%    11.19%    11.27%    12.06%    12.15%    12.29%    12.88%    13.02%

 8%    11.82%    12.08%    12.25%    12.78%    12.88%    13.78%    13.89%    14.04%    14.72%    14.88%


The California income tax rates are those in effect for 1994, which will be the same in 1995 except that California law requires that the brackets be adjusted annually for inflation using 100% of the California Consumer Price Index through June of the tax year. As of the date of this Statement of Additional Information, the California Franchise Tax Board had not published the 1995 inflation adjusted tax brackets.
Each fund may invest a portion of its assets in obligations that are subject to state or federal income taxes. When a fund invests in these obligations, its tax-equivalent yield will be lower. In the table above, the tax-equivalent yields are calculated assuming investments are 100% federally and state tax-free.
TOTAL RETURN CALCULATIONS. Total returns quoted in advertising reflect all aspects of a fund's return, including the effect of reinvesting dividends and capital gain distributions, and any change in the fund's NAV over a stated period. Average annual total returns are calculated by determining the growth or decline in value of a hypothetical historical investment in a fund over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative total return of 100% over ten years would produce an average annual total return of 7.18%, which is the steady annual rate of return that would equal 100% growth on a compounded basis in ten years.While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that a fund's performance is not constant over time, but changes from year to year, and that average annual total returns represent averaged figures as opposed to the actual year-to-year performance of the fund.
In addition to average annual total returns, a fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, or a series of redemptions, over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return. Total returns may be quoted on a before-tax or after-tax basis. Total returns, yields, and other performance information may be quoted numerically or in a table, graph, or similar illustration.
NET ASSET VALUE. Charts and graphs using a fund's net asset values, adjusted net asset values, and benchmark indices may be used to exhibit performance. An adjusted NAV includes any distributions paid by a fund and reflects all elements of its return. Unless otherwise indicated, a fund's adjusted NAVs are not adjusted for sales charges, if any.
HISTORICAL FUND RESULTS. The following tables show the money market fund's 7-day yields, the bond fund's 30-day yields, each fund's tax-equivalent
yields, and total returns for periods ended    February 29    , 1996.
The tax-equivalent yield is based on a combined effective federal and state
income tax rate of __% and reflects that, as of    February 29    , 1996,
none of the fund's income was subject to state taxes. Note that each fund may invest in securities whose income is subject to the federal alternative minimum tax.
          Average Annual    Cumulative
   Total Returns Total Returns
     Ten Years/   Ten Years/
      Tax Equivalent One Five    Life of      One Five    Life of
 Yield Yield Year    Years Fund* Year Years Fund*
CA     Money Market % % % % % % % %
   CA     Insured % % % % %    % % %
CA Income     % % % % % % % %
   * From July 7, 1984 (commencement of operations) for California Municipal Money Market and California Municipal Income and from September 18, 1986 (commencement of operations) for California Insured Municipal Income.
Note: If FMR had not reimbursed certain fund expenses during the periods, the funds' total returns would have been lower.
The following table shows the income and capital elements of each fund's cumulative total return. The table compares each fund's return to the record of the Standard & Poor's Composite Index of 500 Stocks (S&P 500), the Dow Jones Industrial Average (DJIA), and the cost of living (measured by the Consumer Price Index, or CPI) over the same period. The CPI information is as of the month end closest to the initial investment date for each fund. The S&P 500 and DJIA comparisons are provided to show how each fund's total return compared to the record of a broad average of common stocks and a narrower set of stocks of major industrial companies, respectively, over the same period. Of course, since each fund invests in short-term fixed-income securities, common stocks represent a different type of investment from the fund. Common stocks generally offer greater growth potential than the funds, but generally experience greater price volatility, which means greater potential for loss. In addition, common stocks generally provide lower income than a fixed-income investment such as the funds. Figures for the S&P 500 and DJIA are based on the prices of unmanaged groups of stocks and, unlike the funds' returns, do not include the effect of paying brokerage commissions or other costs of investing.
 During the period from    July 7, 1984     (commencement of operations) to
   February 29    , 1996, a hypothetical $10,000 investment in    Fidelity
California Insured Municipal Income Fund, and Fidelity California Municipal
Income Fund     would have grown to $______, assuming all distributions
were reinvested. This was a period of fluctuating interest rates and bond prices and the figures below should not be considered representative of the dividend income or capital gain or loss that could be realized from an investment in the fund today.
 FIDELITY CALIFORNIA MUNICIPAL MONEY MARKET FUND INDICES



                      Value of     Value of        Value of        Total   S&P 500   DJIA   Cost of
                      Initial      Reinvested      Reinvested      Value                    Living
   Period Ended       $10,000      Dividend        Capital Gain
                      Investment   Distributions   Distributions







1996                  $            $               $               $       $         $      $

1995                  $            $               $               $       $         $      $

1994                  $            $               $               $       $         $      $

1993                  $            $               $               $       $         $      $

1992                  $            $               $               $       $         $      $

1991                  $            $               $               $       $         $      $

1990                  $            $               $               $       $         $      $

1989                  $            $               $               $       $         $      $

1988                  $            $               $               $       $         $      $

1987                  $            $               $               $       $         $      $


Explanatory Notes: With an initial investment of $10,000 made on March 1,
198   6    , the net amount invested in fund shares was $10,000. The cost of the initial investment ($10,000), together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested), amounted to $______. If distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to $______ for dividends and $_____ for capital gains distributions. Tax consequences of different investments have not been factored into the above figures.
    During t    he period from September 18, 19   8    6 (commencement of
operations) to    February 29    , 1996, a hypothetical $10,000 investment
in    California Insured Municipal Income     would have grown to $______,
assuming all distributions were reinvested. This was a period of fluctuating interest rates and bond prices and the figures below should not be considered representative of the dividend income or capital gain or loss that could be realized from an investment in the fund today.
 FIDELITY CALIFORNIA INSURED MUNICIPAL INCOME FUND INDICES

                      Value of     Value of        Value of        Total   S&P 500   DJIA   Cost of
                      Initial      Reinvested      Reinvested      Value                    Living**
   Period Ended       $10,000      Dividend        Capital Gain
                      Investment   Distributions   Distributions







1996                  $            $               $               $       $         $      $

1995                  $            $               $               $       $         $      $

1994                  $            $               $               $       $         $      $

1993                  $            $               $               $       $         $      $

1992                  $            $               $               $       $         $      $

1991                  $            $               $               $       $         $      $

1990                  $            $               $               $       $         $      $

1989                  $            $               $               $       $         $      $

1988                  $            $               $               $       $         $      $

1987   *              $            $               $               $       $         $      $


   * From September 18, 1986 (commencement of operations).
 ** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 made on September 18, 1986, the net amount invested in fund shares was $10,000. The cost of the initial investment ($10,000), together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested), amounted to $______. If distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to $______ for dividends and $_____ for capital gains distributions. Tax consequences of different investments have not been factored into the above figures.
 During the period from    July 7, 1984     (commencement of operations) to
February 29, 1996 a hypothetical $10,000 investment in    California
Municipal Income     would have grown to $______, assuming all
distributions were reinvested. This was a period of fluctuating interest rates and bond prices and the figures below should not be considered representative of the dividend income or capital gain or loss that could be realized from an investment in the fund today.
 FIDELITY CALIFORNIA MUNICIPAL INCOME FUND INDICES

                      Value of     Value of        Value of        Total   S&P 500   DJIA   Cost of
   Period Ended       Initial      Reinvested      Reinvested      Value                    Living[**]
                      $10,000      Dividend        Capital Gain
                      Investment   Distributions   Distributions







1996                  $            $               $               $       $         $      $

1995                                                                                        $

1994                  $            $               $               $       $         $      $
1993
1992
1991
1990
1989
1988
1987


Explanatory Notes: With an initial investment of $10,000 made on March 1,
198   6    , the net amount invested in fund shares was $10,000. The cost of the initial investment ($10,000), together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested), amounted to $______. If distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to $______ for dividends and $_____ for capital gains distributions. Tax consequences of different investments have not been factored into the above figures.
PERFORMANCE COMPARISONS.    A fund's performa    nce may be compared to the
performance of other mutual funds in general, or to the performance of particular types of mutual funds. These comparisons may be expressed as mutual fund rankings prepared by Lipper Analytical Services, Inc. (Lipper), an independent service located in Summit, New Jersey that monitors the performance of mutual funds. Lipper generally ranks funds on the basis of total return, assuming reinvestment of distributions, but does not take sales charges or redemption fees into consideration, and is prepared without regard to tax consequences. Lipper may also rank funds based on yield. In addition to the mutual fund rankings, a fund's performance may be compared to stock, bond, and money market mutual fund performance indices prepared by Lipper or other organizations. When comparing these indices, it is important to remember the risk and return characteristics of each type of investment. For example, while stock mutual funds may offer higher potential returns, they also carry the highest degree of share price volatility. Likewise, money market funds may offer greater stability of principal, but generally do not offer the higher potential returns available from stock mutual funds.
From time to time, a fund's performance may also be compared to other mutual funds tracked by financial or business publications and periodicals. For example, the fund may quote Morningstar, Inc. in its advertising materials. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. Rankings that compare the performance of Fidelity funds to one another in appropriate categories over specific periods of time may also be quoted in advertising. A fund may be compared in advertising to Certificates of Deposit (CDs) or other investments issued by banks or other depository institutions. Mutual funds differ from bank investments in several respects. For example, a fund may offer greater liquidity or higher potential returns than CDs, a fund does not guarantee your principal or your return, and fund shares are not FDIC insured.
Fidelity may provide information designed to help individuals understand their investment goals and explore various financial strategies. Such information may include information about current economic, market, and political conditions; materials that describe general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting; questionnaires designed to help create a personal financial profile; worksheets used to project savings needs based on assumed rates of inflation and hypothetical rates of return; and action plans offering investment alternatives. Materials may also include discussions of Fidelity's asset allocation funds and other Fidelity funds, products, and services.
Ibbotson Associates of Chicago, Illinois (Ibbotson) provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the CPI), and combinations of various capital markets. The performance of these capital markets is based on the returns of different indices.
Fidelity funds may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the funds. Ibbotson calculates total returns in the same method as the funds. The funds may also compare performance to that of other compilations or indices that may be developed and made available in the future.
A fund may compare its performance or the performance of securities in which it may invest to averages published by IBC USA (Publications), Inc. of Ashland, Massachusetts. These averages assume reinvestment of distributions. The IBC/Donoghue's MONEY FUND AVERAGES(trademark)/All Tax-Free, which is reported in the MONEY FUND REPORT(registered trademark), covers over ___ tax-free money market funds. The Bond Fund Report AverageS(trademark)/All Tax-Free, which is reported in the BOND FUND REPORT(registered trademark), covers over ___ tax-free bond funds. When evaluating comparisons to money market funds, investors should consider the relevant differences in investment objectives and policies. Specifically, money market funds invest in short-term, high-quality instruments and seek to maintain a stable $1.00 share price. Bond funds, however, invests in longer-term instruments and its share price changes daily in response to a variety of factors.
A fund may compare and contrast in advertising the relative advantages of investing in a mutual fund versus an individual municipal bond. Unlike tax-free mutual funds, individual municipal bonds offer a stated rate of interest and, if held to maturity, repayment of principal. Although some individual municipal bonds might offer a higher return, they do not offer the reduced risk of a mutual fund that invests in many different securities. The initial investment requirements and sales charges of many tax-free mutual funds are lower than the purchase cost of individual municipal bonds, which are generally issued in $5,000 denominations and are subject to direct brokerage costs.
In advertising materials, Fidelity may reference or discuss its products and services, which may include other Fidelity funds; retirement investing; brokerage products and services; model portfolios or allocations; saving for college or other goals; charitable giving; and the Fidelity credit card. In addition, Fidelity may quote or reprint financial or business publications and periodicals as they relate to current economic and political conditions, fund management, portfolio composition, investment philosophy, investment techniques, the desirability of owning a particular mutual fund, and Fidelity services and products. Fidelity may also reprint, and use as advertising and sales literature, articles from Fidelity Focus, a quarterly magazine provided free of charge to Fidelity fund shareholders. A fund may present its fund number, Quotron(trademark) number, and CUSIP number, and discuss or quote its current portfolio manager.
VOLATILITY. A fund may quote various measures of volatility and benchmark correlation in advertising. In addition, the fund may compare these measures to those of other funds. Measures of volatility seek to compare the fund's historical share price fluctuations or total returns to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. All measures of volatility and correlation are calculated using averages of historical data. In advertising, a fund may also discuss or illustrate examples of interest rate sensitivity. MOMENTUM INDICATORS indicate a fund's price movements over specific periods of time. Each point on the momentum indicator represents the fund's percentage change in price movements over that period.
A fund may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares during periods of low price levels.
As of February 29, 1996,    FMR     advised over $__ billion in tax-free
fund assets, $__ billion in money market fund assets, $___ billion in equity fund assets, $__ billion in international fund assets, and $___ billion in Spartan fund assets. The funds may reference the growth and variety of money market mutual funds and the adviser's innovation and participation in the industry. The equity funds under management figure represents the largest amount of equity fund assets under management by a mutual fund investment adviser in the United States, making FMR America's leading equity (stock) fund manager. FMR, its subsidiaries, and affiliates maintain a worldwide information and communications network for the purpose of researching and managing investments abroad.
In addition to performance rankings, each fund may compare its total expense ratio to the average total expense ratio of similar funds tracked by Lipper. A fund's total expense ratio is a significant factor in comparing bond and money market investments because of its effect on yield. ADDITIONAL PURCHASE AND REDEMPTION INFORMATION
Each fund is open for business and its net asset value per share (NAV) is calculated each day the New York Stock Exchange (NYSE) is open for trading. The NYSE has designated the following holiday closings for 1996: New Year's Day, Presidents' Day (observed), Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. Although FMR expects the same holiday schedule to be observed in the future, the NYSE may modify its holiday schedule at any time. In addition, the funds will not process wire purchases and redemptions on days when the Federal Reserve Wire System is closed.
FSC normally determines each fund's NAV as of the close of the NYSE (normally 4:00 p.m. Eastern time). However, NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the Securities and Exchange Commission (SEC). To the extent that portfolio securities are traded in other markets on days when the NYSE is closed, a fund's NAV may be affected on days when investors do not have access to the fund to purchase or redeem shares. In addition, trading in some of a fund's portfolio securities may not occur on days when the fund is open for business.
If the Trustees determine that existing conditions make cash payments undesirable, redemption payments may be made in whole or in part in securities or other property, valued for this purpose as they are valued in computing a fund's NAV. Shareholders receiving securities or other property on redemption may realize a gain or loss for tax purposes, and will incur any costs of sale, as well as the associated inconveniences.
Pursuant to Rule 11a-3 under the Investment Company Act of 1940 (the 1940
Act), each fund is required to give shareholders at least 60 days' notice prior to terminating or modifying its exchange privilege. Under the Rule, the 60-day notification requirement may be waived if (i) the only effect of a modification would be to reduce or eliminate an administrative fee, redemption fee, or deferred sales charge ordinarily payable at the time of an exchange, or (ii) the fund suspends the redemption of the shares to be exchanged as permitted under the 1940 Act or the rules and regulations thereunder, or the fund to be acquired suspends the sale of its shares because it is unable to invest amounts effectively in accordance with its investment objective and policies.
In the Prospectus, each fund has notified shareholders that it reserves the right at any time, without prior notice, to refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected. DISTRIBUTIONS AND TAXES
DISTRIBUTIONS. If you request to have distributions mailed to you and the U.S. Postal Service cannot deliver your checks, or if your checks remain uncashed for six months, Fidelity may reinvest your distributions at the then-current NAV. All subsequent distributions will then be reinvested until you provide Fidelity with alternate instructions.
DIVIDENDS. To the extent that each fund's income is designated as federally tax-exempt interest, the daily dividends declared by the fund are also federally tax-exempt. Short-term capital gains are distributed as dividend income, but do not qualify for the dividends-received deduction. These gains will be taxed as ordinary income. Each fund will send each shareholder a notice in January describing the tax status of dividend and capital gain distributions (if any) for the prior year.
Shareholders are required to report tax-exempt income on their federal tax returns. Shareholders who earn other income, such as Social Security benefits, may be subject to federal income tax on up to 85% of such benefits to the extent that their income, including tax-exempt income, exceeds certain base amounts.
Each fund purchases municipal securities that are free from federal income tax based on opinions of counsel regarding their tax status. These opinions generally will be based on covenants by the issuers or other parties
regarding continuing compliance with    federal tax requirements. If at any
time the covenants are not complied with, distribution to shareholders of interest on a security could become federally taxable retroactive to the date the security was issued. For certain types of structured securities, opinions of counsel may also be based on the effect of the structure on the federal and state tax treatment of the income.
As a result of the Tax Reform Act of 1986, interest on certain "private activity" securities is subject to the federal alternative minimum tax
(AMT), although the interest continues to be excludable from gross income for other tax purposes. Interest from private activity securities will be considered tax-exempt for purposes of each fund's policies of investing so
that at least 80% of its income    distributions are     free from federal
income tax. Interest from private activity securities is a tax preference item for the purposes of determining whether a taxpayer is subject to the AMT and the amount of AMT to be paid, if any. Private activity securities issued after August 7, 1986 to benefit a private or industrial user or to finance a private facility are affected by this rule.
A portion of the gain on bonds purchased with market discount after April 30, 1993 and short-term capital gains distributed by each fund are taxable to shareholders as dividends, not as capital gains. Dividend distributions resulting from a recharacterization of gain from the sale of bonds purchased with market discount after April 30, 1993 are not considered income for purposes of each fund's policy of investing so that at least 80%
of its    income distributions are     free from federal income tax. The
money market fund may distribute any net realized short-term capital gains and taxable market discount once a year or more often, as necessary, to maintain its net asset value at $1.00 per share.
Corporate investors should note that a tax preference item for purposes of the corporate AMT is 75% of the amount by which adjusted current earnings (which includes tax-exempt interest) exceeds the alternative minimum taxable income of the corporation. If a shareholder receives an exempt-interest dividend and sells shares at a loss after holding them for a period of six months or less, the loss will be disallowed to the extent of the amount of exempt-interest dividend.
CALIFORNIA TAX MATTERS. As long as a fund continues to qualify as a regulated investment company under the federal Internal Revenue Code, it will incur no California income or franchise tax liability on income and capital gains distributed to shareholders. California personal income tax law provides that exempt-interest dividends paid by a regulated investment company, or series thereof, from interest on obligations that are exempt from California personal income tax are excludable from gross income. For a fund to qualify to pay exempt-interest dividends under California law, at least 50 percent of the value of its assets must consist of such obligations at the close of each quarter of its fiscal year. For purposes of California personal income taxation, distributions to individual shareholders derived from interest on other types of obligations and short-term capital gains will be taxed as dividends, and long-term capital gain distributions will be taxed as long-term capital gains. California has an alternative minimum tax similar to the federal AMT described above. However, the California AMT does not include interest from private activity municipal obligations as an item of tax preference. Interest on indebtedness incurred or continued by a shareholder in connection with the purchase of shares of a fund will not be deductible for California personal income tax purposes.
CAPITAL GAIN DISTRIBUTIONS. Long-term capital gains earned by each fund on the sale of securities and distributed to shareholders are federally taxable as long-term capital gains, regardless of the length of time shareholders have held their shares. If a shareholder receives a long-term capital gain distribution on shares of a fund, and such shares are held six months or less and are sold at a loss, the portion of the loss equal to the amount of the long-term capital gain distribution will be considered a long-term loss for tax purposes. Short-term capital gains distributed by each fund are taxable to shareholders as dividends, not as capital gains.
   As of February 29, 1996, Fidelity California Municipal Money Market, Fidelity California Insured Municipal Income, and Fidelity California Municipal Income hereby designate approximately $___, $____, and $____ as capital gain dividends for the prupose of the dividend-paid deduction.
 As of    February 29    , 1996,    the funds had capital loss carryovers
available to offset future capital gains, approximated as follows:



                        Aggregate            Amount that Expires on February 29/28
                        Capital Loss

                        Carryovers            1996                                           1997          1998          2003

   California Money
Market                   $                     $                                              $             $             $

   California
Insured                  $

   California
Income                   $




TAX STATUS OF THE FUNDS. Each fund intends to qualify each year as a "regulated investment company" for tax purposes so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as a regulated investment company and avoid being subject to federal income or excise taxes at the fund level, each fund intends to distribute substantially all of its net investment income and net realized capital gains within each calendar year as well as on a fiscal year basis. Each fund intends to comply with other tax rules applicable to regulated investment companies, including a requirement that capital gains from the sale of securities held less than three months constitute less than 30% of the fund's gross income for each fiscal year. Gains from some futures contracts, and options are included in this 30% calculation, which may limit a fund's investments in such instruments.
The money market fund is treated as a separate entity from the other funds of Fidelity California Municipal Trust II. Each bond fund is treated as a separate entity from the other funds of Fidelity California Municpal Trust for tax purposes.
OTHER TAX INFORMATION. The information above is only a summary of some of the tax consequences generally affecting each fund and its shareholders, and no attempt has been made to discuss individual tax consequences. In addition to federal income taxes, shareholders may be subject to state and local taxes on fund distributions, and shares may be subject to state and local personal property taxes. Investors should consult their tax advisers to determine whether a fund is suitable to their particular tax situation. FMR
   All of the stock of FMR is owned by FMR Corp., its parent organized in 1972. The voting common stock of FMR Corp. is divided into two classes. Class B is held predominantly by members of the Edward C. Johnson 3d family and is entitled to 49% of the vote on any matter acted upon by the voting common stock. Class A is held predominantly by non-Johnson family member employees of FMR Corp. and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Class B shareholders have entered into a shareholders' voting agreement under which all Class B shares will be voted in accordance with the majority vote of Class B shares. Under the 1940 Act, control of a company is presumed where
one individual or group of individuals owns     more than 25% of the voting
stock of that company. Therefore, through their ownership of voting common stock and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR Corp.
At present, the principal operating activities of FMR Corp. are those conducted by three of its divisions as follows: FSC, which is the transfer and shareholder servicing agent for certain of the funds advised by FMR; Fidelity Investments Institutional Operations Company, which performs shareholder servicing functions for institutional customers and funds sold through intermediaries; and Fidelity Investments Retail Marketing Company, which provides marketing services to various companies within the Fidelity organization.
Fidelity investment personnel may invest in securities for their own account pursuant to a code of ethics that sets forth all employees' fiduciary responsibilities regarding the funds, establishes procedures for personal investing and restricts certain transactions. For example, all personal trades in most securities require pre-clearance, and participation in initial public offerings is prohibited. In addition, restrictions on the timing of personal investing in relation to trades by Fidelity funds and on short-term trading have been adopted.
TRUSTEES AND OFFICERS
The Trustees and executive officers of the trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers elected or appointed to Fidelity California Municipal Trust II prior to the money market's conversion from a series of a Fidelity California Muncipal Trust served Fidelity California Municpal Trust in identical capacities. All persons named as Trustees also serve in similar capacities for other funds advised by FMR. The business address of each Trustee and officer who is an "interested person" (as defined in the Investment Company Act of 1940) is 82 Devonshire Street, Boston, Massachusetts 02109, which is also the address of FMR. The business address of all the other Trustees is Fidelity Investments, P.O. Box 9235, Boston, Massachusetts 02205-9235. Those Trustees who are "interested persons" by virtue of their affiliation with either the trust or FMR are indicated by an asterisk (*).
   *EDWARD C. JOHNSON     3d (65), Trustee and President, is Chairman,
Chief Executive Officer and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of FMR Texas Inc., Fidelity Management & Research (U.K.) Inc., and Fidelity Management & Research (Far East) Inc.
*   J. GARY BURKHEAD (    54), Trustee and Senior Vice President, is
President of FMR; and President and a Director of FMR Texas Inc., Fidelity Management & Research (U.K.) Inc., and Fidelity Management & Research (Far
East) Inc.
   RALPH F. COX (    63), Trustee (1991), is a consultant to Western Mining
Corporation (1994). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production, 1990). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of Sanifill Corporation (non-hazardous waste, 1993) and CH2M Hill Companies (engineering). In addition, he served on the Board of Directors of the Norton Company (manufacturer of industrial devices, 1983-1990) and continues to serve on the Board of Directors of the Texas State Chamber of Commerce, and is a member of advisory boards of Texas A&M University and the University of Texas at Austin.
PHYLLIS BURKE D   AVIS (64),     Trustee (1992). Prior to her retirement in
September 1991, Mrs. Davis was the Senior Vice President of Corporate Affairs of Avon Products, Inc. She is currently a Director of BellSouth Corporation (telecommunications), Eaton Corporation (manufacturing, 1991), and the TJX Companies, Inc. (retail stores, 1990), and previously served as a Director of Hallmark Cards, Inc. (1985-1991) and Nabisco Brands, Inc. In addition, she is a member of the President's Advisory Council of The University of Vermont School of Business Administration.
RICHARD J. FLYNN (71), Trustee, is a financial consultant. Prior to September 1986, Mr. Flynn was Vice Chairman and a Director of the Norton Company (manufacturer of industrial devices). He is currently a Trustee of College of the Holy Cross and Old Sturbridge Village, Inc., and he previously served as a Director of Mechanics Bank (1971-1995).
E. BRADLEY    JONES (68)    , Trustee (1990). Prior to his retirement in
1984, Mr. Jones was Chairman and Chief Executive Officer of LTV Steel Company. He is a Director of TRW Inc. (original equipment and replacement products), Cleveland-Cliffs Inc (mining), Consolidated Rail Corporation, Birmingham Steel Corporation, and RPM, Inc. (manufacturer of chemical products, 1990), and he previously served as a Director of NACCO Industries, Inc. (mining and marketing, 1985-1995) and Hyster-Yale Materials Handling, Inc. (1985-1995). In addition, he serves as a Trustee of First Union Real Estate Investments, a Trustee and member of the Executive Committee of the Cleveland Clinic Foundation, a Trustee and member of the Executive Committee of University School (Cleveland), and a Trustee of Cleveland Clinic Florida.
DONALD J.    KIRK     (63), Trustee, is Executive-in-Residence (1995) at
Columbia University Graduate School of Business and a financial consultant. From 1987 to January 1995, Mr. Kirk was a Professor at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Mr. Kirk is a Director of General Re Corporation (reinsurance), and he previously served as a Director of Valuation Research Corp. (appraisals and valuations, 1993-1995). In addition, he serves as Chairman of the Board of Directors of the National Arts Stabilization Fund, Vice Chairman of the Board of Trustees of the Greenwich Hospital Association, and as a Member of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995).
*PETER S. LYNCH (52), Trustee (1990) is Vice Chairman and Director of FMR
(1992). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991); Vice President of Fidelity Magellan Fund and FMR Growth Group Leader; and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services (1991-1992). He is a Director of W.R. Grace & Co. (chemicals) and Morrison Knudsen Corporation (engineering and construction). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield (1989) and Society for the Preservation of New England Antiquities, and as an Overseer of the Museum of Fine Arts of Boston (1990).
GERALD C.    McDONOUG    H (66), Trustee, is Chairman of G.M. Management
Group (strategic advisory services). Prior to his retirement in July 1988, he was Chairman and Chief Executive Officer of Leaseway Transportation Corp. (physical distribution services). Mr. McDonough is a Director of ACME-Cleveland Corp. (metal working, telecommunications and electronic products), Brush-Wellman Inc. (metal refining), York International Corp. (air conditioning and refrigeration), Commercial Intertech Corp. (water treatment equipment, 1992), and Associated Estates Realty Corporation (a real estate investment trust, 1993).
EDWARD H.    MALONE     (71), Trustee. Prior to his retirement in 1985, Mr.
Malone was Chairman, General Electric Investment Corporation and a Vice President of General Electric Company. He is a Director of Allegheny Power Systems, Inc. (electric utility), General Re Corporation (reinsurance) and Mattel Inc. (toy manufacturer). In addition, he serves as a Trustee of Corporate Property Investors, the EPS Foundation at Trinity College, the Naples Philharmonic Center for the Arts, and Rensselaer Polytechnic Institute, and he is a member of the Advisory Boards of Butler Capital Corporation Funds and Warburg, Pincus Partnership Funds.
MARVIN L.    MANN (6    2), Trustee (1993) is Chairman of the Board,
President, and Chief Executive Officer of Lexmark International, Inc. (office machines, 1991). Prior to 1991, he held the positions of Vice President of International Business Machines Corporation ("IBM") and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Director of M.A. Hanna Company (chemicals, 1993) and Infomart (marketing services, 1991), a Trammell Crow Co. In addition, he serves as the Campaign Vice Chairman of the Tri-State United Way (1993) and is a member of the University of Alabama President's Cabinet (1990).
THOMAS R. WI   LLIAMS     (67), Trustee, is President of The Wales Group,
Inc. (management and financial advisory services). Prior to retiring in 1987, Mr. Williams served as Chairman of the Board of First Wachovia Corporation (bank holding company), and Chairman and Chief Executive Officer of The First National Bank of Atlanta and First Atlanta Corporation (bank holding company). He is currently a Director of BellSouth Corporation (telecommunications), ConAgra, Inc. (agricultural products), Fisher Business Systems, Inc. (computer software), Georgia Power Company (electric utility), Gerber Alley & Associates, Inc. (computer software), National Life Insurance Company of Vermont, American Software, Inc., and AppleSouth, Inc. (restaurants, 1992).
FRED L. HENNI   NG, JR.     (56), Vice President, is Vice President of
Fidelity's money market (1994) and fixed-income (1995) funds and Senior Vice President of FMR Texas Inc.
   PORTFOLIO MANAGER INFORMATION WILL BE UPDATED
ARTHUR S.    LORING (48    ), Secretary, is Senior Vice President (1993)
and General Counsel of FMR, Vice President-Legal of FMR Corp., and Vice President and Clerk of FDC.
   KENNETH A. RATHGEBER (48), Treasurer (1995), is Treasurer of the Fidelity funds and is an employee of FMR (1995). Before joining FMR, Mr. Rathgeber was a Vice President of Goldman Sachs & Co. (1978-1995), where he served in various positions, including Vice President of Proprietary Accounting (1988-1992), Global Co-Controller (1992-1994), and Chief Operations Officer of Goldman Sachs (Asia) LLC (1994-1995)
THOMAS D. MAHER (50), Assistant Vice President (1990), is Assistant Vice President of Fidelity's money market funds and Vice President and Associate General Counsel of FMR Texas Inc. (1990). Prior to 1990, Mr. Maher was an employee of FMR.
JOHN H. COSTE   LLO (49    ), Assistant Treasurer, is an employee of FMR.
LEONARD M. RUSH (49), Assistant Treasurer (1994), is an employee of FMR
(1994). Prior to becoming Assistant Treasurer of the Fidelity funds, Mr. Rush was Chief Compliance Officer of FMR Corp. (1993-1994); Chief Financial Officer of Fidelity Brokerage Services, Inc. (1990-1993); and Vice President, Assistant Controller, and Director of the Accounting Department
- First Boston Corp. (1986-1990).
   The following table sets forth information describing the compensation of each current Trustee of each fund for his or her services as Trustee for the fiscal year ended February 29, 1996.
COMPENSATION TABLE
          Aggregate Compensation




             Ralph F. Phyllis Richard  E.              Donald  Gerald C. Edward           Marvin           Thomas
                Cox   Burke   J. Flynn Bradley         J. Kirk McDonough H.               L. Mann          R.
                         Davis            Jones                             Malone                         Williams

   CA Money  $           $    $           $            $          $         $             $                $
   Market


   CA Insured

   CA Income



   Trustees                        Aggregate          Pension or                         Estimated Annual    Total
                                   Compensation       Retirement                         Benefits Upon       Compensation
                                   from               Benefits Accrued                   Retirement from     from the Fund
                                   the Fund               as Part of Fund                 the Fund Complex    Complex*
                                                          Expenses     from the
                                                              Fund Complex

   J. Gary Burkhead**              $ 0                 $ 0                                $ 0                    $     0

   Ralph F. Cox                                            5,200                              52,000              128,000

Phyllis Burke Davis                                     5,200                              52,000              125,000

Richard J. Flynn                                        0                                  52,000              160,500

E. Bradley Jones                                        5,200                              49,400              128,000

   Edward C. Johnson 3d**           0                      0                                  0                   0

Donald J. Kirk                                          5,200                              52,000              129,500

   Peter S. Lynch**                 0                      0                                  0                   0

Gerald C. McDonough                                     5,200                              52,000              128,000

Edward H. Malone                                        5,200                              44,200              128,000

Marvin L. Mann                                          5,200                              52,000              128,000

Thomas R. Williams                                      5,200                              52,000              125,000


* I   nformation is as of December 31, 1995 for 219     funds in the
complex.
** Interested trustees of the fund are compensated by FMR.
The non-interested Trustees may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of a Deferred Compensation Plan (the Plan). Under the Plan, compensation deferred by a Trustee is periodically adjusted as though an equivalent amount had been invested and reinvested in shares of one or more funds in the complex designated by such Trustee (designated securities). The amount paid to the Trustee under the Plan will be determined based upon the performance of such investments. Deferral of Trustees' fees in accordance with the Plan will have a negligible effect on a fund's assets, liabilities, and net income per share, and will not obligate the fund to retain the services of any Trustee or to pay any particular level of compensation to the Trustee. Each fund may invest in such designated securities under the Plan without shareholder approval.
 Under a retirement program adopted in July 1988, the non-interested Trustees, upon reaching age 72, become eligible to participate in a retirement program under which they receive payments during their lifetime from a fund based on their basic trustee fees and length of service. The obligation of a fund to make such payments is not secured or funded. Trustees become eligible if, at the time of retirement, they have served on the Board for at least five years. Currently, Messrs. Ralph S. Saul, William R. Spaulding, Bertram H. Witham, and David L. Yunich, all former non-interested Trustees, receive retirement benefits under the program.
 On    February 29, 1996 t    he Trustees and officers of each fund owned,
in the aggregate, less than __% of each fund's total outstanding shares. MANAGEMENT CONTRACTS
Each fund employs FMR to furnish investment advisory and other services. Under its management contract with eachfund, FMR acts as investment adviser and, subject to the supervision of the Board of Trustees, directs the investments of each fund in accordance with its investment objective, policies, and limitations. FMR also provides each fund with all necessary office facilities and personnel for servicing each fund's investments, compensates all officers of each fund and all Trustees who are "interested persons" of the trusts or of FMR, and all personnel of each fund or FMR performing services relating to research, statistical, and investment activities.
In addition, FMR or its affiliates, subject to the supervision of the Board of Trustees, provide the management and administrative services necessary for the operation of each fund. These services include providing facilities for maintaining each fund's organization; supervising relations with custodians, transfer and pricing agents, accountants, underwriters, and other persons dealing with each fund; preparing all general shareholder communications and conducting shareholder relations; maintaining each fund's records and the registration of each fund's shares under federal and state laws; developing management and shareholder services for each fund; and furnishing reports, evaluations, and analyses on a variety of subjects to the Trustees.
In addition to the management fee payable to FMR and the fees payable to UMB, each fund pays all of its expenses, without limitation, that are not assumed by those parties. Each fund pays for the typesetting, printing, and mailing of its proxy materials to shareholders, legal expenses, and the fees of the custodian, auditor and non-interested Trustees. Although each fund's current management contract provides that each fund will pay for typesetting, printing, and mailing prospectuses, statements of additional information, notices, and reports to shareholders, the trust, on behalf of each fund has entered into a revised transfer agent agreement with UMB, pursuant to which UMB bears the costs of providing these services to existing shareholders. Other expenses paid by each fund include interest, taxes, brokerage commissions, and each fund's proportionate share of insurance premiums and Investment Company Institute dues. Each fund is also liable for such non-recurring expenses as may arise, including costs of any litigation to which each fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation.
FMR is the manager of Fidelity California Insured Municipal Income and Fidelity California Municipal Income pursuant to management contracts dated March 1, 1994, which were approved by shareholders on February 16, 1994. FMR is the manager of Fidelity California Municipal Money Market pursuant to a management contract dated December 30, 1991, which was approved by Fidelity California Municipal Trust as the then sole shareholder of Fidelity California Municipal Money Market on December 30, 1991, pursuant to an Agreement and Plan of Conversion approved by public shareholders of the fund on October 23, 1991. The terms of the money market fund's contract with FMR duplicate those of its previous contract, which was dated November 1, 1989.
For the services of FMR under the contract, each fund pays FMR a monthly management fee composed of the sum of two elements: a group fee rate and an individual fund fee rate.
The group fee rate is based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts and is calculated on a cumulative basis pursuant to the graduated fee rate schedule shown below on the left. The schedule below on the right shows the effective annual group fee rate at various asset levels, which is the result of cumulatively applying the annualized rates on the left. For example, the effective annual fee rate at $___ billion of group net assets
- the approximate level for February 1996 - was ___%, which is the weighted average of the respective fee rates for each level of group net assets up to $__ billion.
GROUP FEE RATE SCHEDULE   EFFECTIVE ANNUAL FEE RATES

Average Group     Annualized   Group Net        Effective Annual
Assets            Rate         Assets           Fee Rate

 0 - $3 billion   .3700%        $ 0.5 billion   .3700%

 3 - 6            .3400          25             .2664

 6 - 9            .3100          50             .2188

 9 - 12           .2800          75             .1986

 12 - 15          .2500          100            .1869

 15 - 18          .2200          125            .1793

 18 - 21          .2000          150            .1736

 21 - 24          .1900          175            .1695

 24 - 30          .1800          200            .1658

 30 - 36          .1750          225            .1629

 36 - 42          .1700          250            .1604

 42 - 48          .1650          275            .1583

 48 - 66          .1600          300            .1565

 66 - 84          .1550          325            .1548

 84 - 120         .1500          350            .1533

 120 - 174        .1450          400            .1507

 174 - 228        .1400

 228 - 282        .1375

 282 - 336        .1350

 Over 336         .1325

 Under each fund's current management contract with FMR, the group fee rate is based on a schedule with breakpoints ending at .1500% for average group assets in excess of $84 billion. The group fee rate breakpoints shown above for average group assets in excess of $120 billion and under $228 billion were voluntarily adopted by FMR on January 1, 1992. The additional breakpoints shown above for average group assets in excess of $228 billion were voluntarily adopted by FMR on November 1, 1993.
Prior to March 1, 1994 for the bond funds, the group fee rate was based on a schedule with breakpoints ending at .1500% for average group assets in excess of $84 billion. The group fee rate breakpoints shown above for average group assets in excess of $120 billion and under $228 billion were voluntarily adopted by FMR on January 1, 1992. The additional breakpoints shown above for average group assets in excess of $228 billion were voluntarily adopted by FMR on November 1, 1993. The bond funds' current management contracts reflects these extensions of the group fee rate schedule.
On August 1, 1994, FMR voluntarily revised the prior extensions to the group fee rate schedule, and added new breakpoints for average group assets in excess of $156 billion and under $372 billion as shown in the schedule below. The revised group fee rate schedule was identical to the above schedule for average group assets under $156 billion.
GROUP FEE RATE SCHEDULE   EFFECTIVE ANNUAL FEE RATES

Average Group         Annualized   Group Net        Effective Annual
Assets                Rate         Assets           Fee Rate

 120 - $156 billion   .1450%        $ 150 billion   .1736%

 156 - 192            .1400          175            .1690

 192 - 228            .1350          200            .1652

 228 - 264            .1300          225            .1618

 264 - 300            .1275          250            .1587

 300 - 336            .1250          275            .1560

 336 - 372            .1225          300            .1536

 Over 372             .1200          325            .1514

                                     350            .1494

                                     375            .1476

                                     400            .1459

 On January 1, 1996, FMR voluntarily aded new breakpoints to the revised schedule for average group assets in excess of $372 billion, pending shareholder approval of a new management contract reflecting the revised schedule and additional breakpoints. The revised group fee rate schedule and its extensions provide for lower management fee rates as FMR's assets under management increase. For average group assets in excess of $156 billion, the revised group fee rate schedule with additional breakpoints voluntarily adopted by FMR is as follows:
GROUP FEE RATE SCHEDULE   EFFECTIVE ANNUAL FEE RATES


Average Group         Annualized                 Group Net        Effective Annual
Assets                Rate                       Assets           Fee Rate

 120 - $156 billion   .1450%                      $ 150 billion   .1736%

 156 - 192            .1400                        175            .1690

 192 - 228            .1350                        200            .1652

 228 - 264            .1300                        225            .1618

 264 - 300            .1275                        250            .1587

 300 - 336            .1250                        275            .1560

 336 - 372            .1225                        300            .1536

 372 - 408            .1200                        325            .1514

 408 - 444            .1175                        350            .1494

 444 - 480            .1150                        375            .1476

 480 - 516            .1125                        400            .1459

     Over 516                            .1100     425            .1443

                                                   450            .1427

                                                   475            .1413

                                                   500            .1399

                                                   525            .1385

                                                   550            .1372


Each fund's individual fund fee rate is ___%. Based on the average group net assets of the funds advised by FMR for fiscal year end 1996, the annual management fee rate would be calculated as follows:
Group Fee Rate                                Individual Fund Fee Rate
                   Management Fee rate
 ._______%                     +                            ._______%
            =                         ._______%
   One-twelfth of this annual manage    ment fee rate is applied to each
fund's net assets averaged for the most recent month, giving a dollar amount, which is the fee for that month.
   CA MONEY MARKET
Years Ended
          Management Fees          Management Fees as a

   February 29                                    % of Average Net Assets

   1996                  $                        %

1995                     2,723,476                .4078%

   1994                  2,236,908                .4172%

   CA INSURED
Years Ended
          Management Fees          Management Fees as a

   February 29                                    % of Average Net Assets

   1996                  $                        %

   1995                   940,793                 .4077%

   1994                  888,113                  .4141%

   CA INCOME
Years Ended
          Management Fees          Management Fees as a

   February 29                                    % of Average Net Assets

   1996                  $                        %

   1995                  2,030,213                .4077%

   1994                  2,434,987                .4141%

FMR may, from time to time, voluntarily reimburse all or a portion of each fund's operating expenses (exclusive of interest, taxes, brokerage commissions, and extraordinary expenses). FMR retains the ability to be repaid for these expense reimbursements in the amount that expenses fall below the limit prior to the end of the fiscal year. Expense reimbursements by FMR will increase each fund's total returns and yield and repayment of the reimbursement by each fund will lower its total returns and yield.
To comply with the California Code of Regulations, FMR will reimburse each fund if and to the extent that each fund's aggregate annual operating expenses exceed specified percentages of its average net assets. The applicable percentages are 2 1/2% of the first $30 million, 2% of the next $70 million, and 1 1/2% of average net assets in excess of $100 million. When calculating each fund's expenses for purposes of this regulation, each fund may exclude interest, taxes, brokerage commissions, and extraordinary expenses, as well as a portion of its distribution plan expenses. SUB-ADVISER. On behalf of the money market fund, FMR has entered into a sub-advisory agreement with FTX pursuant to which FTX has primary responsibility for providing portfolio investment management services to the fund.
Under the sub-advisory agreement, dated December 30, 1991, which was approved by shareholders on October 23, 1991, FMR pays FTX fees equal to 50% of the management fee payable to FMR under its management contract with the fund. The fees paid to FTX are not reduced by any voluntary or mandatory expense reimbursements that may be in effect from time to time on
behalf of    California Municipal Money Market    , for fiscal 1996, 1995,
and 1994, FMR paid FTX fees of $________, $   1,346,814     and
$   1,102,480    , respectively.
DISTRIBUTION AND SERVICE PLANS
The Trustees have approved Distribution and Service Plans on behalf of the funds (the Plans) pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the Rule). The Rule provides in substance that a mutual fund may not engage directly or indirectly in financing any activity that is primarily intended to result in the sale of shares of a fund except pursuant to a plan approved on behalf of the fund under the Rule. The Plans, as approved by the Trustees, allow the funds and FMR to incur certain expenses that might be considered to constitute indirect payment by the funds of distribution expenses.
Under each Plan, if the payment of management fees by the funds to FMR is deemed to be indirect financing by the funds of the distribution of their shares, such payment is authorized by the Plans. Each Plan also specifically recognizes that FMR, either directly or through FDC, may use its management fee revenue, past profits, or other resources, without limitation, to pay promotional and administrative expenses in connection with the offer and sale of shares of each fund. In addition, each Plan provides that FMR may use its resources, including its management fee revenues, to make payments to third parties that assist in selling shares of each fund, or to third parties, including banks, that render shareholder support services.
Payments made by FMR to third parties during the fiscal year ended February 29, 1996 amounted to $______ for the money market fund, $_____ for the insured fund, and $______for the income fund.
Prior to approving each Plan, the Trustees carefully considered all pertinent factors relating to the implementation of the Plan, and have determined that there is a reasonable likelihood that the Plan will benefit the fund and its shareholders. In particular, the Trustees noted that the Plans do not authorize payments by a fund other than those made to FMR under its management contract with the fund. To the extent that each Plan gives FMR and FDC greater flexibility in connection with the distribution of shares of each fund, additional sales of fund shares may result. Furthermore, certain shareholder support services may be provided more effectively under the Plans by local entities with whom shareholders have other relationships.
The insured and municipal income funds's Plans were approved by shareholders of on November 18, 1987 and December 30, 1985, respectively. The money market fund's Plan was approved by shareholders, in connection with a reorganization transaction on December 30, 1991, pursuant to an Agreement and Plan of Conversion.
The Glass-Steagall Act generally prohibits federally and state chartered or supervised banks from engaging in the business of underwriting, selling, or distributing securities. Although the scope of this prohibition under the Glass-Steagall Act has not been clearly defined by the courts or appropriate regulatory agencies, FDC believes that the Glass-Steagall Act should not preclude a bank from performing shareholder support services, or servicing and recordkeeping functions. FDC intends to engage banks only to perform such functions. However, changes in federal or state statutes and regulations pertaining to the permissible activities of banks and their affiliates or subsidiaries, as well as further judicial or administrative decisions or interpretations, could prevent a bank from continuing to perform all or a part of the contemplated services. If a bank were prohibited from so acting, the Trustees would consider what actions, if any, would be necessary to continue to provide efficient and effective shareholder services. In such event, changes in the operation of the fund[s] might occur, including possible termination of any automatic investment or redemption or other services then provided by the bank. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences. In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein, and banks and financial institutions may be required to register as dealers pursuant to state law.
Each fund may execute portfolio transactions with, and purchase securities issued by, depository institutions that receive payments under the Plans. No preference for the instruments of such depository institutions will be shown in the selection of investments.
   CONTRACTS WITH FMR AFFILIATES
UMB Bank, n.a. (UMB) is each fund's custodian and transfer agent. UMB has entered into sub-contracts with FSC, an affiliate of FMR, under the terms of which FSC performs the processing activities associated with providing transfer agent and shareholder servicing functions for each fund. Under the sub-contracts, FSC bears the expense of typesetting, printing, and mailing prospectuses, statements of additional information, and all other reports, notices, and statements to shareholders, with the exception of proxy statements. FSC also pays all out-of-pocket expenses associated with transfer agent services.
Under this arrangement, FSC receives annual account fees and asset-based fees for each retail account and certain institutional accounts based on account size. With respect to certain institutional retirement accounts, FSC receives asset-based fees only. With respect to certain other institutional retirement accounts, FSC receives annual account fees and asset based fees based on fund type. In addition, these fees are subject to increase based on postal rate changes. FSC collects small account fees from certain accounts with balances of less than $2,500.
UMB has an additional sub-contract with FSC, pursuant to which FSC performs the calculations necessary to determine each fund's net asset value per share and dividends and maintains each fund's accounting records. The annual fee rates for these pricing and bookkeeping services are based on each fund's average net assets, and are presented in the table below.
      Pricing and Bookkeeping Annual Fee Rates


                         $0 - $500       Greater Than    Minimum           Maximum
                         Million         $500 Million    Per Year          Per Year

   CA     Money Market       0175    %       0075    %   $    20,000       $    800,000

   CA     Insured            04    %         02    %         45,000            800,000

   CA Income                 04    %         02    %         45,000            800,000


Pricing and bookkeeping fees, including reimbursement for out-of-pocket expenses, paid to FSC for fiscal 1996, 1995, and 1994 are indicated in the table below.
   Pricing and Bookkeeping Fees
 1996 1995 1994
   CA     Money Market    $     $   117,152     $   107,448
   CA     Insured     101,423 134,786
 CA Income         214,470 243,183
 The pricing and bookkeeping fees described above are paid to FSC by UMB, which is entitled to reimbursement from the funds for these expenses.
FSC has entered into an agreement with Fidelity Brokerage Services, Inc.
(FBSI), a subsidiary of FMR Corp., pursuant to which FBSI performs certain recordkeeping, communication, and other services for money market fund shareholders participating in the Fidelity Ultra Service Account program. FBSI directly charges a monthly administrative fee to each Ultra Service Account client that chooses certain additional feature which is in addition to the transfer agency fee received by FSC.
Each fund has a distribution agreement with FDC, a Massachusetts corporation organized on July 18, 1960. FDC is a broker-dealer registered under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. The distribution agreement calls for FDC to use all reasonable efforts, consistent with its other business, to secure purchasers for shares of each fund, which are continuously offered at net asset value. Promotional and administrative expenses in connection with the offer and sale of shares are paid by FMR.
DESCRIPTION OF THE TRUSTS
TRUSTS' ORGANIZATION. Fidelity California Municipal Income Fund and
Fidelity California Insured Municipal Income    Fund     are fund   s
(series) of Fidelity California Municipal Trust (the Massachusetts
trust)   ,     an open-end management investment company  organized as a
Massachusetts business trust on April 28, 1993. On February 27, 1984 the trust's name was changed from Fidelity California Tax-Exempt Money Market Trus to Fidelity California Tax-Free Fund and on November 1, 1989 its name was changed to Fidelity California Municipal Trust. Currently, there are
four funds of the Massachusetts trust: Fidelity    California
    Insur   e    d Municipal Income Fund, Fidelity    California
    Municipal Income Fund, Spartan California Intermediate Municipal
Income     Fund, and Spartan California Municipal Income Fund. The
Massachusetts trust's Declaration of Trust permits the Trustees to create additional funds.
Fidelity California Municipal Money Market Fund is a fund (series) of
Fidelity California Municipal Trust II (the Delaware trust)   ,     an
open-end management investment company organized as a Delaware business trust on June 20, 1991. Currently, there are two funds of the Delaware trust: Fidelity California Municipal Money Market Fund and Spartan California Municipal Money Market Fund. Fidelity California Municipal Money Market Fund and Spartan California Municipal Money Market Fund entered into an agreement to acquire all of the assets of Fidelity California Municipal Money Market Fund, on December 30, 1991 and April 18, 1994, respectively.The Delaware trust's Trust Instrument permits the Trustees to create additional funds.
In the event that FMR ceases to be investment adviser to a trust or any of its funds, the right of the trust or the fund to use the identifying names "Fidelity" and "Spartan" may be withdrawn. There is a remote possibility that one fund might become liable for ant misstatement in its prospectus or statement of additional information about another fund.
The assets of each trust received for the issue or sale of shares of each of its funds and all income, earnings, profits, and proceeds thereof, subject only to the rights of creditors, are especially allocated to such fund, and constitute the underlying assets of such fund. The underlying assets of each fund are segregated on the books of account, and are to be charged with the liabilities with respect to such fund and with a share of the general expenses of their respective trusts. Expenses with respect to the trusts are to be allocated in proportion to the asset value of their respective funds, except where allocations of direct expense can otherwise be fairly made. The officers of the trusts, subject to the general supervision of the Boards of Trustees, have the power to determine which expenses are allocable to a given fund, or which are general or allocable to all of the funds of a certain trust. In the event of the dissolution or liquidation of a trust, shareholders of each fund of that trust are entitled to receive as a class the underlying assets of such fund available for distribution.
SHAREHOLDER AND TRUSTEE LIABILITY - MASSACHUSETTS TRUST. The Massachusetts trust is an entity of the type commonly known as "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable for the obligations of the trust. The Declaration of Trust provides that the Massachusetts trust shall not have any claim against shareholders except for the payment of the purchase price of shares and requires that each agreement, obligation, or instrument entered into or executed by the Massachusetts trust or its Trustees shall include a provision limiting the obligations created thereby to the Massachusetts trust and its assets. The Declaration of Trust provides for indemnification out of each fund's property of any shareholders held personally liable for the obligations of the fund. The Declaration of Trust also provides that each fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the fund itself would be unable to meet its obligations. FMR believes that, in view of the above, the risk of personal liability to shareholders is remote.
The Declaration of Trust further provides that the Trustees, if they have exercised reasonable care, will not be liable for any neglect or wrongdoing, but nothing in the Declaration of Trust protects Trustees against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.
SHAREHOLDER AND TRUSTEE LIABILITY - DELAWARE TRUST. The Delaware trust is a business trust organized under Delaware law. Delaware law provides that shareholders shall be entitled to the same limitations of personal liability extended to stockholders of private corporations for profit. The courts of some states, however, may decline to apply Delaware law on this point. The Trust Instrument contains an express disclaimer of shareholder liability for the debts, liabilities, obligations, and expenses of the Delaware trust and requires that a disclaimer be given in each contract entered into or executed by the Delaware trust or its Trustees. The Trust Instrument provides for indemnification out of each fund's property of any shareholder or former shareholder held personally liable for the obligations of the fund. The Trust Instrument also provides that each fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply, no contractual limitation of liability was in effect, and the fund is unable to meet its obligations. FMR believes that, in view of the above, the risk of personal liability to shareholders is extremely remote.
The Trust Instrument further provides that the Trustees shall not be personally liable to any person other than the Delaware trust or its shareholders; moreover, the Trustees shall not be liable for any conduct whatsoever, provided that Trustees are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.
VOTING RIGHTS - BOTH TRUSTS. Each fund's capital consists of shares of
beneficial interest. As a shareholder    of either of the funds within
California Municipal Trust    , you receive one vote for each dollar value
of net asset value you own. The shares have no preemptive or conversion rights; voting and dividend rights, the right of redemption, and the privilege of exchange are described in the Prospectus. Shares are fully paid and nonassessable, except as set forth under the respective "Shareholder and Trustee Liability" headings above. Shareholders representing 10% or more of a trust or one of its funds may, as set forth in the Declaration of Trust or Trust Instrument, call meetings of the trust or fund for any purpose related to the trust or fund, as the case may be, including, in the case of a meeting of an entire trust, the purpose on voting on removal of one or more Trustees.
A trust or any fund may be terminated upon the sale of its assets to (or, in the case of the Delaware trust and its funds, merger with) another open-end management investment company or series thereof, or upon
liquidation and distribution of its assets.    For funds within California
Municipal Trust II,     such terminations    generally     must be approved
by vote of the holders of a majority of the outstanding shares of the trust
or the fund   . For funds within California Municipal Trust, such
terminations generally must be approved by vote of the holders of a
majority of the trust or the fund,     as determined by the current value
of each shareholder's investment in the    fund or trust;     however, the
Trustees of the Delaware trust may, without prior shareholder approval, change the form of the organization of the Delaware trust by merger, consolidation, or incorporation. If not so terminated or reorganized, the trusts and their funds will continue indefinitely.
Under the Trust Instrument, the Trustees may, without shareholder vote, cause the Delaware trust to merge or consolidate into one or more trusts, partnerships, or corporations, so long as the surviving entity is an open-end management investment company that will succeed to or assume the Delaware trust registration statement, or cause the Delaware trust to be
incorporated under Delaware law. Each fund    of     the Massachusetts
trust may also invest all of its assets in another investment company. CUSTODIAN. UMB Bank, n.a., 1010 Grand Avenue, Kansas City, Missouri 64106, is custodian of the assets of the fund. The custodian is responsible for the safekeeping of a fund's assets and the appointment of the subcustodian banks and clearing agencies. The custodian takes no part in determining the investment policies of a fund or in deciding which securities are purchased or sold by a fund. However, a fund may invest in obligations of the custodian and may purchase securities from or sell securities to the
custodian.        The Bank of New York and Chemical Bank, each
headquartered in New York, also may serve as a special purpose custodian of certain assets in connection with pooled repurchase agreement transactions. FMR, its officers and directors, its affiliated companies, and the Board of Trustees may, from time to time, conduct transactions with various banks, including banks serving as custodians for certain funds advised by FMR. Transactions that have occurred to date include mortgages and personal and general business loans. In the judgment of FMR, the terms and conditions of those transactions were not influenced by existing or potential custodial or other fund relationships.
AUDITOR.    [To be filed by subsequent amendment]
FINANCIAL STATEMENTS
   [To be filed by subsequent amendment]
APPENDIX
 DOLLAR-WEIGHTED AVERAGE MATURITY is derived by multiplying the value of each investment by the number of days remaining to its maturity, adding these calculations, and then dividing the total by the value of the fund's portfolio. An obligation's maturity is typically determined on a stated final maturity basis, although there are some excpetions to this rule.
For example, if its is probable that the issuer of an instrument will take advantage of a maturity-shortening device, such as a call, refunding, or redemption provision, the date on which the instrument will probably be called, refunded, or redeemed may be considered to be its maturity date. When a municipal bond issuer has committed to call an issue of bonds and has established an independent escrow account that is sufficient to, and is pledged to, refund that issue, the number of days to maturity for the prerefunded bond is considered to be the number of days to the announced call date of the bonds.
The descriptions that follow are examples of eligible ratings for the funds. A fund may, however, consider the ratings for other types of investments and the ratings assigned by other rating organizations when determining the eligibility of a particular investment.
DESCRIPTION OF MOODY'S INVESTORS SERVICE, INC.'S RATINGS OF STATE AND MUNICIPAL NOTES:
Moody's ratings for state and municipal and other short-term obligations will be designated Moody's Investment Grade (MIG, or VMIG for variable rate obligations). This distinction is in recognition of the difference between short-term credit risk and long-term credit risk. Factors affecting the liquidity of the borrower and short-term cyclical elements are critical in short-term ratings, while other factors of major importance in bond risk, long-term secular trends for example, may be less important in the short run. Symbols used will be as follows:
MIG-1/VMIG-1 - This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support, or demonstrated broad-based access to the market for refinancing.
MIG-2/VMIG-2 - This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.
MIG-3/VMIG-3 - This designation denotes favorable quality. All security elements are accounted for, but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established. MIG-4/VMIG-4 - This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and, although not distinctly or predominantly speculative, there is specific risk.
DESCRIPTION OF STANDARD & POOR'S RATINGS OF STATE AND MUNICIPAL NOTES:
SP-1 - Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.
SP-2 - Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.
SP-3 - Speculative capacity to pay principal and interest.
DESCRIPTION OF MOODY'S INVESTORS SERVICE, INC.'S MUNICIPAL BOND RATINGS:
AAA - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
AA - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities.
A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.
BAA - Bonds which are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
BA - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. CAA - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.
CA - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.
C - Bonds which are rated C are the lowest-rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
There are nine basic rating categories for long-term obligations. They range from AAA (highest quality) to C (lowest quality). Those bonds within the AA, A, BAA, BA and B categories that Moody's believes possess the strongest credit attributes within those categories are designated by the symbols AA1, A1, BAA1, BA1 and B1.
DESCRIPTION OF STANDARD & POOR'S MUNICIPAL BOND RATINGS:
AAA - Debt rated AAA has the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.
AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.
A - Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.
BB - Debt rate BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.
B - Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.
CCC - Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.
CC - Debt rated CC is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating.
C - The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed but debt service payments are continued.
CI - The rating CI is reserved for income bonds on which no interest is being paid.
D - Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating will also be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.
The ratings from AA to CCC may be modified by the addition of a plus or minus to show relative standing within the major rating categories.




PART C. OTHER INFORMATION
Item 24. Financial Statements and Exhibits
(a) Not applicable
(b) Exhibits:
(1) Trust Instrument, dated June 20, 1991, is incorporated herein by reference to Exhibit 1 of Post-Effective Amendment No. 11.
(2) By-laws of the Trust, as amended, are incorporated herein by reference to Exhibit 2(a) of Fidelity Union Street Trust II's Post-Effective Amendment No. 10 (File No. 33-43757).
(3) Not applicable
(4) Not applicable
(5)(a) Management Contract, dated December 30, 1991, between Fidelity California Tax-Free Money Market Portfolio (currently Fidelity California Municipal Money Market Fund) and Fidelity Management & Research Company is incorporated herein by reference to Exhibit (5)(a) of Post-Effective Amendment No. 11.
 (b) Management Contract, dated April 18, 1994, between Spartan California Municipal Money Market Portfolio (currently Spartan California Municipal Money Market Fund) and Fidelity Management & Research Company is incorporated herein by reference to Exhibit 5(b) of Post-Effective Amendment No. 11.
 (c) Sub-Advisory Agreement, dated December 30, 1991, between FMR Texas Inc. and Fidelity Management & Research Company on behalf of Fidelity California Tax-Free Money Market Portfolio (currently Fidelity California Municipal Money Market Fund) is incorporated herein by reference to Exhibit
(5)(c) of Post-Effective Amendment No. 11.
 (d) Sub-Advisory Agreement, dated April 18, 1994, between FMR Texas Inc. and Fidelity Management & Research Company on behalf of Spartan California Municipal Money Market Portfolio (currently Spartan California Municipal Money Market Fund) is incorporated herein by reference to Exhibit (5)(d) of Post-Effective Amendment No. 11.
(6)(a) General Distribution Agreement, dated December 30, 1991, between Fidelity California Tax-Free Money Market Portfolio (currently Fidelity California Municipal Money Market Fund) and Fidelity Distributors Corporation is incorporated herein by reference to Exhibit (6)(a) of Post-Effective Amendment No. 11.
 (b) General Distribution Agreement, dated October 19, 1989, between Spartan California Municipal Money Market Portfolio (currently Spartan California Municipal Money Market Fund) and Fidelity Distributors Corporation is incorporated herein by reference to Exhibit 6(b) of Post-Effective Amendment No. 11.
 (c) Amendment to General Distribution Agreement, dated January 1, 1988, between Fidelity California Tax-Free Money Market Portfolio (currently Fidelity California Municipal Money Market Fund) and Fidelity Distributors Corporation is incorporated herein by reference to Exhibit 6(c) of Post-Effective Amendment No. 11.
(7) (a) Retirement Plan for Non-Interested Person Trustees, Directors or General Partners, is incorporated herein by reference to Exhibit 7 of Fidelity Union Street Trust's (File No. 2-50318) Post Effective Amendment No. 87.
 (b) The Fee Deferral Plan for Non-Interested Person Directors and Trustees of the Fidelity Funds, effective as of December 1, 1995, is incorporated herein by reference to Exhibit 7(b) of Fidelity School Street Trust's (File No. 2-57167) Post-Effective Amendment No. 47.


(8) (a) Custodian Agreement, Appendix A, Appendix B, and Appendix C, dated December 1, 1994, between UMB Bank, n.a. and the Registrant is incorporated herein by reference to Exhibit (8) of Fidelity California Municipal Trust's Post-Effective Amendment No. 28 (File No. 2-83367).
(9) Not applicable
(10) Not applicable
(11) Not applicable
(12) Not applicable
(13) Not applicable
(14) (a) Fidelity Individual Retirement Account Custodial Agreement and Disclosure Statement, as currently in effect, is incorporated herein by reference to Exhibit 14(a) of Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.
 (b) Fidelity Institutional Individual Retirement Account Custodial Agreement and Disclosure Statement, as currently in effect, is incorporated herein by reference to Exhibit 14(d) of Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.
 (c) National Financial Services Corporation Individual Retirement Account Custodial Agreement and Disclosure Statement, as currently in effect, is incorporated herein by reference to Exhibit 14(h) of Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.
 (d) Fidelity Portfolio Advisory Services Individual Retirement Account Custodial Agreement and Disclosure Statement, as currently in effect, is incorporated herein by reference to Exhibit 14(i) of Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.
 (e) Fidelity 403(b)(7) Custodial Account Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(e) of Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.
 (f) National Financial Services Corporation Defined Contribution Retirement Plan and Trust Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(k) of Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.
 (g) The CORPORATEplan for Retirement Profit Sharing/401K Plan, as currently in effect, is incorporated herein by reference to Exhibit 14(l) of Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.
 (h) The CORPORATEplan for Retirement Money Purchase Pension Plan, as currently in effect, is incorporated herein by reference to Exhibit 14(m) of Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.
 (i) Fidelity Investments Section 403(b)(7) Individual Custodial Account Agreement and Disclosure Statement, as currently in effect, is incorporated herein by reference to Exhibit 14(f) of Fidelity Commonwealth Trust's (File No. 2-52322) Post Effective Amendment No. 57.
 (j) Plymouth Investments Defined Contribution Retirement Plan and Trust Agreement, as currently in effect, is incorporated herein by reference to
Exhibit 14(o) of Fidelity Commonwealth Trust's (File No. 2-52322) Post Effective Amendment No. 57.
 (k) The Fidelity Prototype Defined Benefit Pension Plan and Trust Basic Plan Document and Adoption Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(d) of Fidelity Securities Fund's (File No. 2-93601) Post Effective Amendment No. 33.
 (l) The Institutional Prototype Plan Basic Plan Document, Standardized Adoption Agreement, and Non-Standardized Adoption Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(o) of Fidelity Securities Fund's (File No. 2-93601) Post Effective Amendment No. 33.
 (m) The CORPORATEplan for Retirement 100SM Profit Sharing/401(k) Basic Plan Document, Standardized Adoption Agreement, and Non-Standardized Adoption Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(f) of Fidelity Securities Fund's (File No. 2-93601) Post Effective Amendment No. 33.
 (n) The Fidelity Investments 401(a) Prototype Plan for Tax-Exempt Employers Basic Plan Document, Standardized Profit Sharing Plan Adoption Agreement, Non-Standardized Discretionary Contribution Plan No. 002 Adoption Agreement, and Non-Standardized Discretionary Contribution Plan No. 003 Adoption Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(g) of Fidelity Securities Fund's (File No. 2-93601) Post Effective Amendment No. 33.
 (o) Fidelity Investments 403(b) Sample Plan Basic Plan Document and Adoption Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(p) of Fidelity Securities Fund's (File No. 2-93601) Post Effective Amendment No. 33.
 (p) Fidelity Defined Contribution Retirement Plan and Trust Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(c) of Fidelity Securities Fund's (File No. 2-93601) Post Effective Amendment No. 33.
(15)(a) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity California Tax-Free Money Market Portfolio (currently Fidelity California Municipal Money Market Fund) is incorporated herein by reference to Exhibit
(15)(a) of Post-Effective No. 11.
      (b) Distribution and Service Plan pursuant to Rule 12b-1 for Spartan California Municipal Money Market Portfolio (currently Spartan California Municipal Money Market Fund) is incorporated herein by reference to Exhibit
(15)(b) of Post-Effective No. 11.
(16) Schedule for the the 7-day yields, tax-equivalent yields, and total returns for Spartan California Municipal Money Market Portfolio (currently Spartan California Municipal Money Market Fund) on behalf of the trust is incorporated herein by reference to Exhibit 16 of Post-Effective No. 11.
(17) Not applicable
(18) Not applicable
Item 25. Persons Controlled by or under Common Control with Registrant
 The Registrant's Board of Trustees is the same as the boards of other funds managed by Fidelity Management & Research Company. In addition, the officers of these funds are substantially identical. Nonetheless, the Registrant takes the position that it is not under common control with these other funds since the power residing in the respective boards and officers arises as the result of an official position with the respective funds.
Item 26. Number of Holders of Securities
December 31, 1995
Title of Class:  Shares of Beneficial Interest
 Name of Series    Number of Record Holders
Fidelity California Municipal
  Money Market Fund 30,100
Spartan California Municipal
  Money Market Fund 9,812
Item 27. Indemnification
 Pursuant to Del. Code Ann. title 12 (sub-section) 3817, a Delaware business trust may provide in its governing instrument for the indemnification of its officers and trustees from and against any and all claims and demands whatsoever. Article X, Section 10.02 of the Trust Instrument states that the Registrant shall indemnify any present trustee or officer to the fullest extent permitted by law against liability, and all expenses reasonably incurred by him or her in connection with any claim, action, suit or proceeding in which he or she is involved by virtue of his or her service as a trustee, officer, or both, and against any amount incurred in settlement thereof. Indemnification will not be provided to a person adjudged by a court or other adjudicatory body to be liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties (collectively, "disabling conduct"), or not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Registrant. In the event of a settlement, no indemnification may be provided unless there has been a determination, as specified in the Trust Instrument, that the officer or trustee did not engage in disabling conduct.
 Pursuant to Section 11 of the Distribution Agreement, the Registrant agrees to indemnify and hold harmless the Distributor and each of its directors and officers and each person, if any, who controls the Distributor within the meaning of Section 15 of the 1933 Act against any loss, liability, claim, damages or expense arising by reason of any person acquiring any shares, based upon the ground that the registration statement, Prospectus, Statement of Additional Information, shareholder reports or other information filed or made public by the Registrant included a materially misleading statement or omission. However, the Registrant does not agree to indemnify the Distributor or hold it harmless to the extent that the statement or omission was made in reliance upon, and in conformity with, information furnished to the Registrant by or on behalf of the Distributor. The Registrant does not agree to indemnify the parties against any liability to which they would be subject by reason of their own disabling conduct.
 Pursuant to the agreement by which Fidelity Service Company ("Service") is appointed sub-transfer agent, the Transfer Agent agrees to indemnify Service for its losses, claims, damages, liabilities and expenses to the extent the Transfer Agent is entitled to and receives indemnification from the Registrant for the same events. Under the Transfer Agency Agreement, the Registrant agrees to indemnify and hold the Transfer Agent harmless against any losses, claims, damages, liabilities, or expenses resulting from:
 (1) any claim, demand, action or suit brought by any person other than the Registrant, which names the Transfer Agent and/or the Registrant as a party and is not based on and does not result from the Transfer Agent's willful misfeasance, bad faith, negligence or reckless disregard of its duties, and arises out of or in connection with the Transfer Agent's performance under the Transfer Agency Agreement; or
 (2) any claim, demand, action or suit (except to the extent contributed to by the Transfer Agent's willful misfeasance, bad faith, negligence or reckless disregard of its duties) which results from the negligence of the Registrant, or from the Transfer Agent's acting upon any instruction(s) reasonably believed by it to have been executed or communicated by any person duly authorized by the Registrant, or as a result of the Transfer Agent's acting in reliance upon advice reasonably believed by the Transfer Agent to have been given by counsel for the Registrant, or as a result of the Transfer Agent's acting in reliance upon any instrument or stock certificate reasonably believed by it to have been genuine and signed, countersigned or executed by the proper person.
Item 28. Business and Other Connections of Investment Adviser
 (1)  FIDELITY MANAGEMENT & RESEARCH COMPANY
 FMR serves as investment adviser to a number of other investment companies. The directors and officers of the Adviser have held, during the past two fiscal years, the following positions of a substantial nature.

Edward C. Johnson 3d   Chairman of the Executive Committee of FMR; President
                       and Chief Executive Officer of FMR Corp.; Chairman of
                       the Board and a Director of FMR, FMR Corp., FMR Texas
                       Inc., Fidelity Management & Research (U.K.) Inc., and
                       Fidelity Management & Research (Far East) Inc.; President
                       and Trustee of funds advised by FMR.



J. Gary Burkhead       President of FMR; Managing Director of FMR Corp.;
                       President and a Director of FMR Texas Inc., Fidelity
                       Management & Research (U.K.) Inc., and Fidelity
                       Management & Research (Far East) Inc.; Senior Vice
                       President and Trustee of funds advised by FMR.



Peter S. Lynch         Vice Chairman and Director of FMR.



Robert Beckwitt        Vice President of FMR and of funds advised by FMR.



David Breazzano        Vice President of FMR (1993) and of a fund advised by
                       FMR.



Stephan Campbell       Vice President of FMR (1993).



Dwight Churchill       Vice President of FMR (1993).



William Danoff         Vice President of FMR (1993) and of a fund advised by
                       FMR.



Scott DeSano           Vice President of FMR (1993).



Penelope Dobkin        Vice President of FMR and of a fund advised by FMR.



Larry Domash           Vice President of FMR (1993).



George Domolky         Vice President of FMR (1993) and of a fund advised by
                       FMR.



Robert K. Duby         Vice President of FMR.



Margaret L. Eagle      Vice President of FMR and of a fund advised by FMR.



Kathryn L. Eklund      Vice President of FMR.



Richard B. Fentin      Senior Vice President of FMR (1993) and of a fund advised
                       by FMR.



Daniel R. Frank        Vice President of FMR and of funds advised by FMR.



Michael S. Gray        Vice President of FMR and of funds advised by FMR.



Lawrence Greenberg     Vice President of FMR (1993).



Barry A. Greenfield    Vice President of FMR and of a fund advised by FMR.



William J. Hayes       Senior Vice President of FMR; Equity Division Leader.



Robert Haber           Vice President of FMR and of funds advised by FMR.



Richard C. Habermann   Senior Vice President of FMR (1993).



Daniel Harmetz         Vice President of FMR and of a fund advised by FMR.



Ellen S. Heller        Vice President of FMR.




John Hickling   Vice President of FMR (1993) and of funds advised by
                FMR.




Robert F. Hill              Vice President of FMR; Director of Technical Research.



Curtis Hollingsworth        Vice President of FMR (1993).



Stephen P. Jonas            Treasurer and Vice President of FMR (1993)); Treasurer of
                            FMR Texas Inc. (1993), Fidelity Management & Research
                            (U.K.) Inc. (1993), and Fidelity Management & Research
                            (Far East) Inc. (1993).



David B. Jones              Vice President of FMR (1993).



Steven Kaye                 Vice President of FMR (1993) and of a fund advised by
                            FMR.



Frank Knox                  Vice President of FMR (1993).



Robert A. Lawrence          Senior Vice President of FMR (1993); High Income
                            Division Leader.



Alan Leifer                 Vice President of FMR and of a fund advised by FMR.



Harris Leviton              Vice President of FMR (1993) and of a fund advised by
                            FMR.



Bradford E. Lewis           Vice President of FMR and of funds advised by FMR.



Malcolm W. MacNaught III    Vice President of FMR (1993).



Robert H. Morrison          Vice President of FMR; Director of Equity Trading.



David Murphy                Vice President of FMR and of funds advised by FMR.



Andrew Offit                Vice President of FMR (1993).



Judy Pagliuca               Vice President of FMR (1993).



Jacques Perold              Vice President of FMR.



Anne Punzak                 Vice President of FMR and of funds advised by FMR.



Lee Sandwen                 Vice President of FMR (1993).



Patricia A. Satterthwaite   Vice President of FMR (1993) and of a fund advised by
                            FMR.



Thomas T. Soviero           Vice President of FMR (1993).



Richard Spillane            Vice President of FMR; Senior Vice President and Director
                            of Operations and Compliance of FMR U.K. (1993).



Robert E. Stansky           Senior Vice President of FMR (1993) and of funds advised
                            by FMR.



Gary L. Swayze              Vice President of FMR and of funds advised by FMR;
                            Tax-Free Fixed-Income Group Leader.



Thomas Sweeney              Vice President of FMR (1993).



Beth F. Terrana             Senior Vice President of FMR (1993) and of funds advised
                            by FMR.



Joel Tillinghast            Vice President of FMR (1993) and of a fund advised by
                            FMR.



Robert Tucket               Vice President of FMR (1993).



George A. Vanderheiden      Senior Vice President of FMR; Vice President of funds
                            advised by FMR; Growth Group Leader.



Jeffrey Vinik               Senior Vice President of FMR (1993) and of a fund advised
                            by FMR.



Arthur S. Loring            Senior Vice President (1993), Clerk, and General Counsel
                            of FMR; Vice President, Legal of FMR Corp.; Secretary of
                            funds advised by FMR.



(2)  FMR TEXAS INC. (FMR Texas)
 FMR Texas provides investment advisory services to Fidelity Management & Research Company. The directors and officers of the Sub-Adviser have held the following positions of a substantial nature during the past two fiscal years.

Edward C. Johnson 3d   Chairman and Director of FMR Texas; Chairman of the
                       Executive Committee of FMR; President and Chief
                       Exective Officer of FMR Corp.; Chairman of the Board
                       and a Director of FMR, FMR Corp., Fidelity
                       Management & Research (Far East) Inc. and Fidelity
                       Management & Research (U.K.) Inc.; President and
                       Trustee of funds advised by FMR.



J. Gary Burkhead       President and Director of FMR Texas; President of FMR;
                       Managing Director of FMR Corp.; President and a
                       Director of Fidelity Management & Research (Far East)
                       Inc. and Fidelity Management & Research (U.K.) Inc.;
                       Senior Vice President and Trustee of funds advised by
                       FMR.



Fred L. Henning, Jr.   Senior Vice President of FMR Texas; Fixed-Income
                       Division Leader (1995).



Robert Auld            Vice President of FMR Texas (1993).



Leland Barron          Vice President of FMR Texas and of funds advised by
                       FMR.



Robert Litterst        Vice President of FMR Texas and of funds advised by
                       FMR (1993).



Thomas D. Maher        Vice President of FMR Texas and Assistant Vice
                       President of funds advised by FMR.



Burnell R. Stehman     Vice President of FMR Texas and of funds advised by
                       FMR.



John J. Todd           Vice President of FMR Texas and of funds advised by
                       FMR.



Sarah H. Zenoble       Vice President of FMR Texas; Money Market Division
                       Leader (1995).



Stephen P. Jonas       Treasurer of FMR Texas Inc. (1993), Fidelity
                       Management & Research (U.K.) Inc. (1993), and Fidelity
                       Mangement & Research (Far East) Inc. (1993); Treasurer
                       and Vice President of FMR (1993).



David C. Weinstein     Secretary of FMR Texas; Clerk of Fidelity Management
                       & Research (U.K.) Inc.; Clerk of Fidelity Management &
                       Research (Far East) Inc.



(a) Fidelity Distributors Corporation (FDC) acts as distributor for most funds advised by FMR.
(b)

Name and Principal   Positions and Offices   Positions and Offices

Business Address*    With Underwriter        With Registrant

Edward C. Johnson 3d   Director                   Trustee and President

W. Humphrey Bogart     Director                   None

Kurt A. Lange          President and Treasurer    None

Thomas W. Littauer     Senior Vice President      None

Arthur S. Loring       Vice President and Clerk   Secretary

* 82 Devonshire Street, Boston, MA
 (c) Not applicable

Item 30. Location of Accounts and Records
 All accounts, books, and other documents required to be maintained by
Section 31a of the 1940 Act and the Rules promulgated thereunder are maintained by Fidelity Management & Research Company or Fidelity Service Co., 82 Devonshire Street, Boston, MA 02109, or the funds' custodian UMB Bank, n.a., 1010 Grand Avenue, Kansas City, MO.


Item 31. Management Services
 Not applicable
Item 32. Undertakings
 Not applicable
SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 12 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 30th day of January 1996.

       FIDELITY CALIFORNIA MUNICIPAL TRUST II
      By /s/Edward C. Johnson 3d (dagger)
        Edward C. Johnson 3d, President
Pursuant to the requirements of the Securities Act of 1933, this
Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

     (Signature)    (Title)   (Date)


/s/Edward C. Johnson 3d(dagger)   President and Trustee           January 30, 1996

    Edward C. Johnson 3d          (Principal Executive Officer)




/s/Kenneth A. Rathgeber     Treasurer   January 30, 1996

    Kenneth A. Rathgeber

/s/J. Gary Burkhead     Trustee   January 30, 1996

    J. Gary Burkhead


/s/Ralph F. Cox             *    Trustee   January 30, 1996

    Ralph F. Cox


/s/Phyllis Burke Davis  *   Trustee   January 30, 1996

   Phyllis Burke Davis


/s/Richard J. Flynn        *   Trustee   January 30, 1996

    Richard J. Flynn


/s/E. Bradley Jones        *   Trustee   January 30, 1996

    E. Bradley Jones


/s/Donald J. Kirk            *   Trustee   January 30, 1996

   Donald J. Kirk


/s/Peter S. Lynch             *   Trustee   January 30, 1996

   Peter S. Lynch


/s/Edward H. Malone      *   Trustee   January 30, 1996

   Edward H. Malone


 /s/Marvin L. Mann         *     Trustee   January 30, 1996

   Marvin L. Mann

/s/Gerald C. McDonough*   Trustee   January 30, 1996

    Gerald C. McDonough

/s/Thomas R. Williams    *   Trustee   January 30, 1996

   Thomas R. Williams

(dagger) Signatures affixed by J. Gary Burkhead pursuant to a power of attorney dated December 15, 1994 and filed herewith.
* Signature affixed by Robert C. Hacker pursuant to a power of attorney dated December 15, 1994 and filed herewith.
POWER OF ATTORNEY
 I, the undersigned President and Director, Trustee or General Partner, as the case may be, of the following investment companies:

Daily Money Fund                         Fidelity Institutional Tax-Exempt Cash Portfolios
Daily Tax-Exempt Money Fund              Fidelity Institutional Investors Trust
Fidelity Beacon Street Trust             Fidelity Money Market Trust II
Fidelity California Municipal Trust II   Fidelity Municipal Trust II
Fidelity Court Street Trust II           Fidelity New York Municipal Trust II
Fidelity Hereford Street Trust           Fidelity Phillips Street Trust
Fidelity Institutional Cash Portfolios   Fidelity Union Street Trust II


in addition to any other investment company for which Fidelity Management & Research Company acts as investment adviser and for which the undersigned individual serves as President and Board Member (collectively, the "Funds"), hereby severally constitute and appoint J. Gary Burkhead, my true and lawful attorney-in-fact, with full power of substitution, and with full power to sign for me and in my name in the appropriate capacity any Registration Statements of the Funds on Form N-1A, Form N-8A or any successor thereto, any and all subsequent Pre-Effective Amendments or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, any Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorney-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.
 WITNESS my hand on the date set forth below.
/s/Edward C. Johnson 3d         December 15, 1994

Edward C. Johnson 3d


POWER OF ATTORNEY
 We, the undersigned Directors, Trustees or General Partners, as the case may be, of the following investment companies:

Daily Money Fund                         Fidelity Institutional Tax-Exempt Cash Portfolios
Daily Tax-Exempt Money Fund              Fidelity Institutional Investors Trust
Fidelity Beacon Street Trust             Fidelity Money Market Trust II
Fidelity California Municipal Trust II   Fidelity Municipal Trust II
Fidelity Court Street Trust II           Fidelity New York Municipal Trust II
Fidelity Hereford Street Trust           Fidelity Phillips Street Trust
Fidelity Institutional Cash Portfolios   Fidelity Union Street Trust II


in addition to any other investment company for which Fidelity Management & Research Company acts as investment adviser and for which the undersigned individual serves as a Director, Trustee or General Partner (collectively, the "Funds"), hereby severally constitute and appoint Arthur J. Brown, Arthur C. Delibert, Robert C. Hacker, Richard M. Phillips, Dana L. Platt and Stephanie A. Djinis, each of them singly, my true and lawful attorney-in-fact, with full power of substitution, and with full power to each of them, to sign for me and my name in the appropriate capacities any Registration Statements of the Funds on Form N-1A or any successor thereto, any and all subsequent Pre-Effective Amendments or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, any Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said attorney-in-fact or their substitutes may do or cause to be done by virtue hereof.
 WITNESS our hands on this fifteenth day of December, 1994.
/s/Edward C. Johnson 3d         /s/Donald J. Kirk

Edward C. Johnson 3d            Donald J. Kirk





/s/J. Gary Burkhead             /s/Peter S. Lynch

J. Gary Burkhead                Peter S. Lynch





/s/Ralph F. Cox                 /s/Marvin L. Mann

Ralph F. Cox                    Marvin L. Mann





/s/Phyllis Burke Davis          /s/Edward H. Malone

Phyllis Burke Davis             Edward H. Malone





/s/Richard J. Flynn             /s/Gerald C. McDonough

Richard J. Flynn                Gerald C. McDonough





/s/E. Bradley Jones             /s/Thomas R. Williams

E. Bradley Jones                Thomas R. Williams